[ARK SIDEBAR GRAPHIC OMITTED]

[ARK FUNDS LOGO OMITTED] CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.

OCTOBER 31, 2002     Semi Annual Report

     U.S. Treasury Money Market Portfolio
       U.S. Government Money Market Portfolio
         Money Market Portfolio
           Tax-Free Money Market Portfolio
            Pennsylvania Tax-Free Money Market Portfolio
               Short-Term Treasury Portfolio
                 Short-Term Bond Portfolio
                   Maryland Tax-Free Portfolio
                      Pennsylvania Tax-Free Portfolio
                        Intermediate Fixed Income Portfolio
                         U.S. Government Bond Portfolio
                            Income Portfolio
                             Balanced Portfolio
                               Equity Income Portfolio
                                 Value Equity Portfolio
                                   Equity Index Portfolio
                                     Blue Chip Equity Portfolio
                                      Capital Growth Portfolio
                                        Mid-Cap Equity Portfolio
                                           Small-Cap Equity Portfolio
                                             International Equity Portfolio
                                               Emerging Markets Equity Portfolio

                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS

Letter to Shareholders ....................................................... 1

Economic and Investment Review ............................................... 2

MONEY MARKET PORTFOLIOS

Management Discussion and Analysis / Schedules of Investments ................ 5

FIXED INCOME PORTFOLIOS

Management Discussion and Analysis / Schedules of Investments ............... 23

EQUITY PORTFOLIOS

Management Discussion and Analysis / Schedules of Investments ............... 53

Statements of Assets and Liabilities ....................................... 100

Statements of Operations ................................................... 104

Statements of Changes in Net Assets ........................................ 108

Financial Highlights ....................................................... 114

Notes to Financial Statements .............................................. 122

Supplementary Information .................................................. 136

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Funds and do not constitute investment advice. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the portfolios are not deposits of any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. The views in this report are those of the portfolio managers as of October 31, 2002 and may not reflect his/her views as of the date this report was first published or anytime thereafter. For information about ARK Funds Portfolios, please call 1-800-ARK-FUND (1-800-275-3863).

                                                        LETTER TO SHAREHOLDERS 1

DECEMBER 2002
DEAR SHAREHOLDERS,

I would like to join everyone at ARK Funds in expressing a very sincere "Thank you!" for the continued confidence and trust you have placed in us. Not only over the past six months, but throughout the last three years of difficult markets and multiple corporate and national crises, you stayed the course, understanding that investing is a long-term proposition.

All investors have had their exuberant expectations for ever-climbing investment returns brought back to Earth, but that does not mean for ARK Funds' portfolio managers that it's time to sit back and ride out the storm. To the contrary, it means they are working even harder to discover new investment opportunities, gather and analyze important corporate, industry, and economic information, and seek to develop and implement successful investment strategies - all in an effort to meet your expectations of them.

In this Semi Annual Report, we are pleased to update you on our progress and provide you with important information about ARK Funds Portfolios' performance, holdings, and diversification as of October 31, 2002. Also included are the portfolio managers' MANAGEMENT DISCUSSION AND ANALYSIS, which provide information about each Portfolio as well as relevant financial markets discussion.

We continue to add new information and features to our web site, including helpful calculators, a literature library, and up-to-date performance and statistical information. Please check us out at ARKFUNDS.COM!

Even in the very difficult economic environment of the past six months, we are very pleased to have continued enjoying positive industry recognition. ARK Small-Cap Equity Portfolio and manager Gil Knight were featured in Investors BUSINESS DAILY and Gil was interviewed by THE WALL STREET TRANSCRIPT.

A matter of particular interest occurred on September 26, 2002. On that date, M&T Bank Corporation of Buffalo, New York, entered into an agreement with Allied Irish Banks, p.l.c. to acquire Allfirst Financial Inc., the indirect parent corporation of Allied Investment Advisors, Inc. ("AIA"), ARK Funds' investment advisor. As an ARK Funds shareholder, and depending on what Portfolios you own, you will soon be asked to vote on proposals to have AIA continue as investment advisor, to have AIB Investment Managers Ltd. continue as sub-advisor to the ARK International Equity Portfolio, and to have Govett Investment Management Ltd. continue as sub-advisor to the ARK Emerging Markets Equity Portfolio. Proxy material will be mailed to you shortly describing how to vote and advising you of a Special Meeting of Shareholders. We encourage you to review the proxy material and return your completed proxy form. Your vote is important!

Thank you again for investing in the ARK Funds. We look forward to continuing to help you meet your financial goals.





                                       Sincerely,

                                       /S/ SIGNATURE




                                       William H. Cowie, Jr.

                                       Chairman

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

2   ECONOMIC AND INVESTMENT REVIEW

OCTOBER 2002

Dear ARK Funds Investor,

Fiscal 2003 was half over on October 31, 2002, and the bear market for equities is still with us. During the past three years, the equity market has made numerous attempts to recover, only to succumb to a combination of exogenous events such as corporate governance problems, war risks, and 9/11 on top of the more fundamental issues of over-valuation, a weak economic environment, and historically weak corporate earnings.

The bear market seemed to pick up momentum in the summer of 2002 triggered, we believe, by the corporate malfeasance at WorldCom and its subsequent bankruptcy. This created a deep fear among investors, rating agencies, and banks, and resulted in a credit crunch and many additional bankruptcies, especially in the telecommunications industry. In the past few months, the equity market attempted once again to recover. The S&P 500 Index increased a record-setting 8.8% during the month of October, and closed up nearly 18% from its October 9 low. As impressive as October performance was, September was equally bad on the downside. These back-to-back highs and lows are driven by fear of more financial pain on one hand and fear of missing the upturn on the other. This is part of the bottoming process.

In contrast, bond market returns were generally positive over the period. Bonds are about to finish a third calendar year of very strong returns. Yields on U.S. government ten-year bonds are now under 4% as frightened investors searching for safety shifted from stocks to less volatile investments. Interestingly, the yield on the S&P 500 Index is now 2%, a very narrow historical spread against the ten-year government bond and an important factor in why some pension funds are beginning to shift their asset allocation from bonds to stocks. The average corporate pension plan has an actuarial assumption of +/-8%. Pension fund administrators recognize that with historically low bond yields, their accounts have a better chance of achieving that 8% return rate with stocks rather than bonds.

The financial markets continue to be hostage to the economic environment. There are two possible economic outcomes currently being debated by investors. We feel the most likely case is the "muddle-through" outcome in which the U.S. economy grows modestly (2-3% in real GDP) over the next few years. In this scenario, we believe stocks have the greatest potential to do well, especially as corporate earnings begin to improve. However, in this scenario we do not see bonds doing well. The recent reduction of the Federal Funds rate by 1/2%, and likely fiscal stimulation by the new Congress increase the odds of this scenario.

In the second scenario, the U.S. economy would double-dip, (i.e., slip back into recession in 2003) creating a serious global recession that would bring with it increased deflationary forces, higher unemployment, and even lower bond yields. In this environment, we see the equity recovery being further delayed, government bonds continuing to show positive returns, and corporate and asset-backed bonds faring less well. This outcome seems less likely because we feel global governments will ultimately do the right things to stimulate global growth.



[PHOTO OMITTED]

J. Eric Leo

[SIDEBAR]
Hype and spin are out; fundamentals, honesty, and dividends are in.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                ECONOMIC AND INVESTMENT REVIEW 3

The prospect of war in Iraq is the short-term wild card. The outcome of this event will have a material effect on investor and consumer psychology and will significantly impact financial markets with a wide range of positive and negative outcomes. Investors are currently riveted on this event.

ARK Funds bond managers are reducing Portfolio durations, seeking to reduce risk levels. ARK Funds equity managers are, for the most part, close to fully invested in an attempt to benefit from a recovery when it comes. In the ARK Balanced Portfolio, we have adjusted asset allocation from 60% stocks/40% bonds to 65% stocks/35% bonds.

We are optimistic that the equity recovery is close at hand, but suspect the end of this bear market will only be identifiable in hindsight. Our optimism is predicated on the tenacity of the U.S. economy, the adaptability of U.S. corporations, and the magnitude of investor scar tissue. Unquestionably, much damage to investor confidence has occurred, which will take time to restore. Past excesses have been purged, and investor expectations have been brought back to earth. Hype and spin are out; fundamentals, honesty, and dividends are in. The pain incurred from this bear market will last for generations, but we view the future as having the potential to be much brighter and hopefully less tumultuous than the past few years have been.

The bear market that began almost three years ago won't end when equities rebound. The bond market will likely suffer, as will hedge funds, gold, and other asset classes where investors tried to seek refuge. It appears to us that the risk of being out of stocks is now greater than being in stocks, as the initial phase of economic recoveries has historically yielded the greatest percentage return. We also believe that bonds are now a risky asset class given our muddle-through economic expectations.

Our very best wishes for the holiday season and for a peaceful and prosperous New Year.





                                       Sincerely,



                                       /S/ SIGNATURE




                                       J. Eric Leo

                                       Chief Investment Officer
                                       Allied Investment Advisors, Inc.

[SIDEBAR]
The bear market that began almost three years ago won't end when equities rebound. The bond market will likely suffer, as will hedge funds, gold and other asset classes where investors seek refuge.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

THE ARK FUNDS FAMILY

    THE ARK FUNDS FAMILY OFFERS A COMPREHENSIVE RANGE OF MONEY MARKET, FIXED INCOME, AND EQUITY PORTFOLIOS DESIGNED TO MEET BOTH SHORT- AND LONG-TERM NEEDS. WHETHER YOU'RE LOOKING TO ENHANCE SHORT-TERM INCOME, GAIN TAX ADVANTAGES, OR ACHIEVE LONG-TERM GROWTH, ARK FUNDS OFFERS A VARIETY OF MUTUAL FUND SOLUTIONS.


[GRAPHIC OMITTED]

EQUITY PORTFOLIOS
-----------------

BALANCED

EQUITY INCOME

VALUE EQUITY

EQUITY INDEX

BLUE CHIP EQUITY

CAPITAL GROWTH

MID-CAP EQUITY

SMALL-CAP EQUITY

INTERNATIONAL EQUITY

EMERGING MARKETS EQUITY

                                                       FIXED INCOME PORTFOLIOS
                                                       -----------------------

                                                           SHORT-TERM TREASURY

                                                               SHORT-TERM BOND

                                                             MARYLAND TAX-FREE

                                                         PENNSYLVANIA TAX-FREE

                                                     INTERMEDIATE FIXED INCOME

                                                          U.S. GOVERNMENT BOND
                                                                        INCOME

                                                       MONEY MARKET PORTFOLIOS
                                                       -----------------------

                                                    U.S. TREASURY MONEY MARKET

                                                  U.S. GOVERNMENT MONEY MARKET

                                                                  MONEY MARKET

                                                         TAX-FREE MONEY MARKET

                                            PENNSYLVANIA TAX-FREE MONEY MARKET

As a rule, investments, such as stocks, with greater perceived risks also have the potential for greater returns than fixed income investments. Keep in mind stocks also have greater price fluctuations ("volatility") and risks than fixed income investments, which may not make them appropriate for the short-term investor or those whose primary concern is preservation of principal amount invested. If you are investing for the long-term and will not need your investment for several years in the future, then investing in an equity-based mutual fund may be appropriate. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK FUNDS ARK FUNDS

                                                       MONEY MARKET PORTFOLIOS 5

                                  MONEY MARKET
                                   PORTFOLIOS


OUR MONEY MARKET INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE
OBJECTIVES: TO PRESERVE PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE MONEY MARKET PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED TO ENSURE THAT OUR SHAREHOLDERS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC. (AIA).

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS SEEKING TO OBTAIN THE HIGHEST SHORT-TERM CREDIT RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY COLLATERAL.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING A PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

6       MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. TREASURY MONEY MARKET
U.S. GOVERNMENT MONEY MARKET
MONEY MARKET
TAX-FREE MONEY MARKET
PENNSYLVANIA TAX-FREE MONEY MARKET


MANAGEMENT DISCUSSION AND ANALYSIS

   Short-term interest rates continued to move lower during the third quarter of 2002 as many investors anticipate the Federal Reserve might lower interest rates during the fourth quarter. The Fed acknowledged the economic weakness by changing its bias from one of equal risks of economic weakness or too fast a growth rate to one of economic weakness. The Fed went on to recognize the heightened geopolitical risks and the associated uncertainty regarding future economic growth. Although third quarter growth was modest, the concern remains that consumers will join the corporate sector and reduce spending over the all-important holiday season. During the summer consumers took advantage of the record low interest rate environment by refinancing mortgages and by buying new homes and automobiles. However, corporate America remains hesitant to either spend or hire, as evidenced by the increase in jobless claims. The manufacturing sector of the economy is also showing signs of weakness, as the latest Institute for Supply Management survey declined to its lowest level since January.

   Over the past six months, we maintained the average maturity of the Portfolios by purchasing high-quality securities maturing in the middle of 2003. At their November 6 meeting, the Fed lowered the overnight Fed Funds rate by 50 basis points to 1.25%. This was the first move by the Fed since last December. We believe the Fed will either lower interest rates at its next meeting in December or maintain the current rate of 1.25% for the foreseeable future given the high degree of economic uncertainty and the potential for military action with Iraq. Looking forward, we intend to maintain a barbell portfolio structure seeking to provide liquidity and a competitive rate of return, as well as to continue utilizing our conservative relative value investment process.


[PHOTO OMITTED]

JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF THE MONEY MARKET PORTFOLIOS, AND HE IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN IS A MANAGING DIRECTOR OF AIA, THE MANAGER OF THE FIXED INCOME GROUP, AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                       MONEY MARKET PORTFOLIOS 7

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                                       iMONEYNET, INC.
                INST'L      CLASS A   INST'L II             100%
             CLASS SHARES   SHARES   CLASS SHARES   U.S. TREASURY AVERAGE+
--------------------------------------------------------------------------------
Seven Day
Simple Yield    1.21%        0.97%      1.14%              1.25%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

THIRTY-DAY YIELD COMPARISON

         Institutional   Class A   Institutional II  iMoneyNet, Inc. 100%
          Class Shares    Shares     Class Shares    U.S. Treasury Average
11/30/01      2.44         2.21         2.37                 2.02
12/31/01      1.87         1.64         1.79                 1.69
 1/31/02      1.62         1.39         1.55                 1.5
 2/28/02      1.49         1.26         1.42                 1.41
 3/31/02      1.46         1.23         1.39                 1.4
 4/30/02      1.46         1.23         1.39                 1.4
 5/31/02      1.45         1.22         1.38                 1.38
 6/30/02      1.43         1.2          1.36                 1.38
 7/31/02      1.41         1.17         1.33                 1.37
 8/31/02      1.31         1.07         1.23                 1.33
 9/30/02      1.26         1.02         1.19                 1.3
10/31/02      1.23         0.99         1.15                 1.25


U.S. GOVERNMENT MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------
                                                 iMONEYNET, INC. GOV'T.  iMONEYNET, INC.
                  INST'L   CLASS A   INST'L II       INSTITUTIONS         U.S. GOV'T &
              CLASS SHARES  SHARES  CLASS SHARES      AVERAGE+          AGENCIES AVERAGE+
-----------------------------------------------------------------------------------------
Seven Day
Simple Yield     1.45%      1.22%      1.38%           1.35%                 1.05%
-----------------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

THIRTY-DAY YIELD COMPARISON

     INSTITUTIONAL  CLASS A  INSTITUTIONAL II      iMONEYNET GOV'T        iMONEYNET U.S. GOV'T
     CLASS SHARES   SHARES     CLASS SHARES   INSTITUTIONS ONLY AVERAGE    & AGENCIES AVERAGE
11/30/01 2.15        1.92         2.08                   2                        1.81
12/31/01 1.84        1.61         1.77                   1.71                     1.5
1/31/02  1.75        1.52         1.68                   1.57                     1.34
2/28/02  1.72        1.49         1.65                   1.51                     1.28
3/31/02  1.68        1.45         1.61                   1.47                     1.23
4/30/02  1.63        1.4          1.56                   1.47                     1.22
5/31/02  1.52        1.29         1.45                   1.44                     1.18
6/30/02  1.51        1.28         1.44                   1.43                     1.17
7/31/02  1.49        1.26         1.42                   1.4                      1.13
8/31/02  1.5         1.27         1.43                   1.39                     1.1
9/30/02  1.47        1.23         1.39                   1.37                     1.08
10/31/02 1.43        1.2          1.37                   1.36                     1.05


MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------------------
                                                               iMONEYNET, INC.
               INST'L     CLASS A  CLASS B      INST'L II   1ST TIER INSTITUTIONAL   iMONEYNET, INC.
            CLASS SHARES   SHARES   SHARES     CLASS SHARES        AVERAGE+         1ST TIER AVERAGE+
-----------------------------------------------------------------------------------------------------
Seven Day
Simple Yield    1.51%      1.28%    0.59%         1.44%             1.45%                1.02%
-----------------------------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

THIRTY-DAY YIELD COMPARISON

         INSTITUTIONAL  CLASS A  CLASS B  INSTITUTIONAL II     iMONEYNET FIRST TIER         iMONEYNET
         CLASS SHARES   SHARES   SHARES     CLASS SHARES   INSTITUTIONAL ONLY AVERAGE  FIRST TIER AVERAGE
11/30/01      2.2        1.97     1.28          2.13                   2.17                   1.82
12/31/01      1.98       1.75     1.06          1.91                   1.87                   1.54
1/31/02       1.9        1.67     0.98          1.83                   1.7                    1.35
2/28/02       1.84       1.61     0.92          1.77                   1.61                   1.24
3/31/02       1.73       1.5      0.81          1.66                   1.57                   1.2
4/30/02       1.73       1.5      0.86          1.66                   1.57                   1.2
5/31/02       1.71       1.48     0.79          1.64                   1.53                   1.17
6/30/02       1.68       1.45     0.76          1.61                   1.52                   1.15
7/31/02       1.61       1.38     0.69          1.54                   1.49                   1.12
8/31/02       1.53       1.3      0.61          1.46                   1.48                   1.08
9/30/02       1.51       1.28     0.59          1.44                   1.46                   1.06
10/31/02      1.5        1.27     0.58          1.43                   1.45                   1.03

Past performance is not predictive of future performance.
+The performance of the iMoneyNet, Inc. averages do not include operating expenses that are incurred by each Portfolio.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

8   MONEY MARKET PORTFOLIOS

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

TAX-FREE MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------------
                                                  iMONEYNET, INC.      iMONEYNET, INC.
                INST'L   CLASS A   INST'L II   TAX FREE INSTITUTIONAL     TAX-FREE
            CLASS SHARES  SHARES  CLASS SHARES        AVERAGE +        RETAIL AVERAGE+
--------------------------------------------------------------------------------------
Seven Day
Simple Yield    1.41%      1.18%     1.34%             1.35%               1.09%
--------------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

THIRTY-DAY YIELD COMPARISON

         INSTITUTIONAL  CLASS A  INSTITUTIONAL II  iMONEYNET TAX-FREE        iMONEYNET TAX-FREE
         CLASS SHARES   SHARES     CLASS SHARES     INSTITUTIONS ONLY  STOCKBROKER AND GENERAL PURPOSE
11/30/01     1.05         1.27         1.43               1.47                    1.26
12/31/01     1.21         0.98         1.13               1.2                     0.99
1/31/02      1.09         0.86         1.02               1.07                    0.85
2/28/02      1.06         0.83         0.99               1.04                    0.83
3/31/02      1.08         0.85         1.01               1.06                    0.84
4/30/02      1.27         1.04         1.2                1.19                    0.97
5/31/02      1.28         1.05         1.21               1.23                    1.01
6/30/02      1.05         0.82         0.98               1.05                    0.84
7/31/02      1            0.77         0.93               0.93                    0.75
8/31/02      1.02         0.79         0.95               0.99                    0.75
9/30/02      1.12         0.89         1.05               1.1                     0.86
10/31/02     1.28         1.05         1.21               1.24                    0.99



PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

----------------------------------------------------------------------------------------
                                         iMONEYNET, INC.           iMONEYNET, INC.
               INST'L       INST'L II   TAX FREE STATE-SPECIFIC  TAX FREE STATE-SPECIFIC
            CLASS SHARES  CLASS SHARES  INSTITUTIONAL AVERAGE+      RETAIL AVERAGE+
----------------------------------------------------------------------------------------
Seven Day
Simple Yield   1.28%         1.28%            1.32%                     1.16%
----------------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

THIRTY-DAY YIELD COMPARISON

         INSTITUTIONAL  INSTITUTIONAL II    iMONEYNET TAX-FREE      iMONEYNET TAX-FREE
         CLASS SHARES     CLASS SHARES     STATE-SPEC INSTITUTIONS    STATE SB & GP
11/30/01     1.28             1.28                 1.28                     1.26
12/31/02     1.01             1.01                 1                        0.99
1/31/02      0.9              0.9                  0.88                     0.85
2/28/02      0.97             0.97                 0.87                     0.83
3/31/02      1.03             1.03                 0.89                     0.84
4/30/02      1.19             1.19                 1.02                     0.97
5/31/02      1.2              1.2                  1.06                     1.01
6/30/02      0.99             0.99                 0.87                     0.84
7/31/02      0.89             0.89                 0.79                     0.75
8/31/02      0.89             0.89                 0.79                     0.75
9/30/02      0.99             0.99                 0.91                     0.86
10/31/02     1.14             1.14                 1.05                     0.99


Past performance is not predictive of future performance.
+The performance of the iMoneyNet, Inc. averages do not include operating expenses that are incurred by each Portfolio.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 9

U.S. TREASURY MONEY MARKET PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

89% U.S. TREASURY BILLS

11% U.S. TREASURY NOTE

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 100.1%

    U.S. TREASURY BILLS ^
       1.790%, 11/29/02                   $18,546    $  18,519
                                       -------------------------------
       1.720%, 11/14/02                    37,045       37,020
                                       -------------------------------
       1.640%, 02/06/03                     1,342        1,336
                                       -------------------------------
       1.640%, 03/13/03                    17,131       17,028
                                       -------------------------------
       1.630%, 01/30/03                       420          418
                                       -------------------------------
       1.610%, 12/12/02                    17,007       16,975
                                       -------------------------------
       1.610%, 01/16/03                    68,235       68,001
                                       -------------------------------
       1.610%, 01/23/03                    59,479       59,256
                                       -------------------------------
       1.600%, 12/26/02                    33,523       33,440
                                       -------------------------------
       1.590%, 12/19/02                    15,809       15,775
                                       -------------------------------
       1.590%, 02/13/03                     3,589        3,572
                                       -------------------------------
       1.550%, 02/20/03                    59,983       59,696
                                       -------------------------------
       1.530%, 11/21/02                    22,346       22,326
                                       -------------------------------
       1.520%, 04/17/03                    45,954       45,631
                                       -------------------------------
       1.510%, 01/02/03                    25,807       25,739
                                       -------------------------------
    U.S. TREASURY NOTE
       5.500%, 02/28/03                    50,000       50,612
                                       -------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $475,344)                                       $475,344
================================================================================
TOTAL INVESTMENTS -- 100.1%
(COST $475,344)                                       $475,344
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (0.1)%             $   (255)
================================================================================
TOTAL NET ASSETS -- 100.0%                            $475,089
================================================================================

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

10   U.S. GOVERNMENT MONEY MARKET PORTFOLIO

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]
53% U.S. GOVERNMENT AGENCY OBLIGATIONS

47% REPURCHASE AGREEMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.6%
    FFCB
       1.720%, 03/03/03                  $ 12,445   $   12,438
                                    --------------------------------------------
       1.700%, 12/02/02                    15,000       14,998
                                    --------------------------------------------
    FFCB ^
       2.080%, 01/23/03                    35,000       34,831
                                    --------------------------------------------
       1.610%, 05/15/03                    11,400       11,301
                                    --------------------------------------------
       1.570%, 05/28/03                    25,000       24,775
                                    --------------------------------------------
    FHLB
       6.875%, 08/15/03                    15,000       15,552
                                    --------------------------------------------
       5.125%, 01/13/03                    50,000       50,279
                                    --------------------------------------------
       5.000%, 02/14/03                    25,000       25,170
                                    --------------------------------------------
       2.250%, 08/14/03                     6,000        6,000
                                    --------------------------------------------
       2.125%, 11/06/02                    23,000       22,999
                                    --------------------------------------------
       2.060%, 07/02/03                    15,000       15,000
                                    --------------------------------------------
       2.000%, 09/08/03                    30,000       30,000
                                    --------------------------------------------
    FHLB ++
       1.740%, 02/28/03                    30,000       29,994
                                    --------------------------------------------
       1.710%, 03/12/03                    10,000        9,998
                                    --------------------------------------------
       1.700%, 02/28/03                    35,000       34,994
                                    --------------------------------------------
    FHLMC
       7.375%, 05/15/03                    30,000       30,865
                                    --------------------------------------------
       7.000%, 02/15/03                    30,000       30,454
                                    --------------------------------------------
       2.070%, 09/23/03                    12,000       12,000
                                    --------------------------------------------
    FHLMC ^
       1.980%, 12/20/02                    50,000       49,863
                                    --------------------------------------------
       1.740%, 07/17/03                    39,899       39,404
                                    --------------------------------------------
       1.730%, 11/01/02                   100,000      100,000
                                    --------------------------------------------
       1.580%, 11/07/02                    11,720       11,716
                                    --------------------------------------------
       1.560%, 01/30/03                    55,000       54,784
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
    FNMA
       5.750%, 04/15/03                  $ 70,000   $   71,265
                                    --------------------------------------------
    FNMA ^
       2.290%, 11/15/02                    14,000       13,987
                                    --------------------------------------------
    SLMA ^
       1.720%, 11/01/02                   100,000      100,000
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $852,667)                                     $  852,667
================================================================================
REPURCHASE AGREEMENTS -- 47.3%
    DEUTSCHE BANK, 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $350,018,667 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)          350,000      350,000
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, 1.800%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $5,934,297 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)    5,934        5,934
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $350,018,667 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)  350,000      350,000
                                    --------------------------------------------
    SALOMON BROTHERS, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $60,003,200 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)   60,000       60,000
                                    --------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $765,934)                                     $  765,934
================================================================================
TOTAL INVESTMENTS -- 99.9%
(COST $1,618,601)                                   $1,618,601
================================================================================
OTHER ASSETS & LIABILITIES, NET-- 0.1%              $    1,148
================================================================================
TOTAL NET ASSETS-- 100.0%                           $1,619,749
================================================================================

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

  FFCB -- Federal Farm Credit Bureau

  FHLB -- Federal Home Loan Bank

  FHLMC -- Federal Home Loan Mortgage Corporation

  FNMA -- Federal National Mortgage Association

  SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                       MONEY MARKET PORTFOLIO 11
MONEY MARKET PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]
32% COMMERCIAL PAPER

27% CORPORATE OBLIGATIONS

23% REPURCHASE AGREEMENTS

8% CERTIFICATES OF DEPOSIT

5% TAXABLE MUNICIPAL BONDS

3% MASTER NOTE

2% ASSET-BACKED SECURITIES



SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 27.4%

    FINANCIALS -- 26.5%

    AMERICAN EXPRESS CENTURION ++
       1.793%, 03/12/03                  $ 10,000   $   10,000
                                    --------------------------------------------
    ASSOCIATES N.A.
       5.750%, 11/01/03                    10,300       10,703
                                    --------------------------------------------
    BANK ONE
       8.740%, 09/15/03                     5,500        5,812
                                    --------------------------------------------
       6.875%, 06/15/03                     3,000        3,089
                                    --------------------------------------------
    BANK OF AMERICA
      10.000%, 02/01/03                    11,900       12,110
                                    --------------------------------------------
       6.750%, 03/15/03                     5,000        5,089
                                    --------------------------------------------
       6.500%, 08/15/03                    20,000       20,710
                                    --------------------------------------------
    BANK OF AMERICA N.A. ++
       1.910%, 12/09/02                    14,000       14,003
                                    --------------------------------------------
    BANK OF NEW YORK
       6.625%, 06/15/03                    11,588       11,912
                                    --------------------------------------------
    BEAR STEARNS
       6.200%, 03/30/03                     8,000        8,139
                                    --------------------------------------------
    BEAR STEARNS ++
       2.148%, 03/28/03                    14,350       14,366
                                    --------------------------------------------
    BETA FINANCE, MTN +
       2.700%, 05/22/03                    22,000       22,000
                                    --------------------------------------------
       1.850%, 09/15/03                    25,000       25,000
                                    --------------------------------------------
    CAPITAL ONE FUNDING, SER 1995-C ++
       1.950%, 10/01/15                     1,000        1,000
                                    --------------------------------------------


--------------------------------------------------------------------------------
                                         PRINCIPAL     MARKET
  DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
    CAPITAL ONE FUNDING, SER 1996-H ++
       1.950%, 10/01/21                  $  1,200   $    1,200
                                    --------------------------------------------
    CITICORP
       8.000%, 02/01/03                     4,305        4,362
                                    --------------------------------------------
    CREDIT SUISSE FIRST BOSTON, SER 2, MTN ++
       2.225%, 04/28/03                    34,250       34,292
                                    --------------------------------------------
    DEUTSCHE BANK NY
       2.235%, 10/17/03                    48,500       48,500
                                    --------------------------------------------
    FIRST FIDELITY BANCORP
       6.800%, 06/15/03                     6,000        6,165
                                    --------------------------------------------
    FIRST UNION
       7.300%, 12/01/02                     8,050        8,078
                                    --------------------------------------------
       6.625%, 03/15/03                    13,000       13,227
                                    --------------------------------------------
    GENERAL ELECTRIC CAPITAL,
       SER A, MTN
       5.375%, 01/15/03                     3,700        3,727
                                    --------------------------------------------
    GENERAL ELECTRIC CAPITAL,
       SER A, MTN ++
       1.830%, 11/11/03                    16,000       16,002
                                    --------------------------------------------
    GOLDMAN SACHS GROUP +++
       2.025%, 11/11/03                    10,000       10,000
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, MTN +++
       6.250%, 02/01/03                    10,930       11,040
                                    --------------------------------------------
    HELLER FINANCIAL
       6.400%, 01/15/03                     9,000        9,068
                                    --------------------------------------------
    HOUSEHOLD FINANCE
       7.625%, 01/15/03                     3,500        3,532
                                    --------------------------------------------
       6.875%, 03/01/03                     1,500        1,518
                                    --------------------------------------------
       5.875%, 11/01/02                     3,000        3,000
                                    --------------------------------------------
    HOUSEHOLD FINANCE, MTN
       3.000%, 05/30/03                     4,650        4,650
                                    --------------------------------------------
    HOUSEHOLD FINANCE, MTN ++
       2.250%, 04/04/03                     2,950        2,950
                                    --------------------------------------------
    JP MORGAN CHASE
       7.500%, 02/01/03                     2,000        2,024
                                    --------------------------------------------
    LEHMAN BROTHERS HOLDINGS,
       SER F, MTN
       7.000%, 05/15/03                     9,130        9,320
                                    --------------------------------------------
    MERRILL LYNCH, SER B, MTN
       7.850%, 05/30/03                     7,700        7,972
                                    --------------------------------------------
    MERRILL LYNCH, SER B, MTN ++
       1.830%, 01/07/03                    15,300       15,300
                                    --------------------------------------------
    SALOMON SMITH BARNEY HOLDINGS
       6.750%, 02/15/03                     4,910        4,977
                                    --------------------------------------------
       6.125%, 01/15/03                     4,340        4,372
                                    --------------------------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    U.S. BANK N.A. ++
       1.745%, 05/29/03                  $  6,500   $    6,499
                                    --------------------------------------------
    VERIZON GLOBAL
       1.886%, 04/14/03                    25,000       24,999
                                    --------------------------------------------
    WACHOVIA
       8.000%, 11/15/02                    12,200       12,226
                                    --------------------------------------------
       6.375%, 04/15/03                     3,500        3,559
                                    --------------------------------------------
    WELLS FARGO
       7.200%, 05/01/03                     5,000        5,131
                                    --------------------------------------------
    WELLS FARGO BANK N.A. ++
       1.805%, 01/15/03                    10,000        9,999
                                    --------------------------------------------
    TOTAL FINANCIALS                                $  451,622
================================================================================
    FINANCIALS
    (MISCELLANEOUS BUSINESS SERVICES) -- 0.9%

    BOB SUMEREL TIRE, SER 1999 ++
       1.950%, 04/01/19                     4,870        4,870
                                    --------------------------------------------
    ELSINORE PROPERTIES, SER 1999 ++
       1.950%, 01/01/29                     9,700        9,700
                                    --------------------------------------------
    TRAP ROCK INDUSTRY, SER 1997 ++
       1.850%, 10/01/12                     1,000        1,000
                                    --------------------------------------------
    TOTAL FINANCIALS
    (MISCELLANEOUS BUSINESS SERVICES)               $   15,570
================================================================================

TOTAL CORPORATE OBLIGATIONS
(COST $467,192)                                     $  467,192
================================================================================

COMMERCIAL PAPER -- 32.1%

    FINANCIALS -- 31.8%

    BAVARIA TRR ^
       1.500%, 11/08/02                    50,000       49,983
                                    --------------------------------------------
    BEAR STEARNS ^
       1.740%, 01/28/03                    25,000       24,893
                                    --------------------------------------------
    CIT GROUP ^
       1.640%, 11/12/02                    25,000       24,986
                                    --------------------------------------------
    CXC ^
       1.650%, 11/15/02                    40,000       39,973
                                    --------------------------------------------
       1.420%, 11/05/02                    10,000        9,998
                                    --------------------------------------------
    CIESCO ^
       1.670%, 11/21/02                    49,000       48,952
                                    --------------------------------------------
    CORPORATE ASSET FUNDING ^
       1.500%, 11/06/02                    43,814       43,803
                                    --------------------------------------------


--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    CORPORATE RECEIVABLES ^
       1.720%, 12/19/02                  $ 50,000   $   49,883
                                    --------------------------------------------
    DAKOTA NOTES - CITIBANK CREDIT
    CARD ISSUANCE TRUST ^
       1.780%, 01/21/03                    50,000       49,799
                                    --------------------------------------------
    DELAWARE FUNDING ^
       1.750%, 01/13/03                    50,000       49,821
                                    --------------------------------------------
    EDISON ASSET SECURITIZATION ^
       1.680%, 02/03/03                    50,000       49,779
                                    --------------------------------------------
    FALCON ASSET SECURITIZATION ^
       1.730%, 12/10/02                     8,000        7,985
                                    --------------------------------------------
       1.690%, 12/05/02                    42,000       41,931
                                    --------------------------------------------
    GOLDMAN SACHS GROUP
       1.740%, 02/19/03                    28,000       28,000
                                    --------------------------------------------
    SIGMA FINANCE ^
       1.700%, 01/30/03                    22,000       21,906
                                    --------------------------------------------
    TOTAL FINANCIALS                                $  541,692
================================================================================

    FINANCIALS
    (MISCELLANEOUS BUSINESS SERVICES) -- 0.3%

    REYNOLDS ROAD FITNESS, SER 1998 ++
       1.950%, 01/01/19                     5,555        5,555
                                    --------------------------------------------
    TOTAL FINANCIALS
    (MISCELLANEOUS BUSINESS SERVICES)               $    5,555
================================================================================
TOTAL COMMERCIAL PAPER
(COST $547,247)                                     $  547,247
================================================================================

TAXABLE MUNICIPAL BONDS -- 4.7%

    CALIFORNIA -- 0.4%

    RIVERSIDE COUNTY COP, BANKRUPTCY
       COURTHOUSE PROJECT,
       COMMERZBANK AG LOC SS.
       1.950%, 11/01/27                     7,600        7,600
                                    --------------------------------------------
    TOTAL CALIFORNIA                                $    7,600
================================================================================

    ILLINOIS -- 0.5%

    ILLINOIS STATE, HEALTH FACILITIES
    AUTHORITY RB, LOYOLA UNIVERSITY
    HEALTH FACILITIES PROJECT,
    SER C, MBIA SS.
       1.850%, 07/01/24                     8,500        8,500

    TOTAL ILLINOIS                                  $    8,500
================================================================================

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                           MONEY MARKET PORTFOLIO (continued) 13

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    MARYLAND -- 0.3%

    MARYLAND STATE, HEALTH &
    HIGHER EDUCATION FACILITIES
    RB, CHARLESTOWN, SER B, FIRST
    UNION NATIONAL BANK LOC SS.
       1.850%, 01/01/28                  $  4,800   $    4,800
                                    --------------------------------------------

    TOTAL MARYLAND                                  $    4,800
================================================================================

    NEW JERSEY -- 0.2%

    NEW JERSEY ECONOMIC DEVELOPMENT
    AUTHORITY RB, THE MOREY
    ORGANIZATION PROJECT, FIRST UNION
    NATIONAL BANK LOC SS.
       1.880%, 10/01/15                     3,600        3,600
                                    --------------------------------------------
    TOTAL NEW JERSEY                                $    3,600
================================================================================

    NEW YORK -- 1.8%

    NEW YORK CITY, SER B-11
       1.820%, 11/06/02                    31,000       31,000
                                    --------------------------------------------
    TOTAL NEW YORK                                  $   31,000
================================================================================

    NORTH CAROLINA -- 0.4%

    DURHAM COP, SER B SS.
       1.840%, 07/01/03                     1,500        1,500
                                    --------------------------------------------
    WINSTON-SALEM, SER 92
       1.760%, 12/10/02                     5,000        5,000
                                    --------------------------------------------
    TOTAL NORTH CAROLINA                            $    6,500
================================================================================

TEXAS -- 1.1%

    TEXAS STATE GO, VETERANS
    HOUSING ASSISTANCE PROGRAM,
    SER A-2 SS.
       1.850%, 12/01/29                    10,000       10,000
                                    --------------------------------------------
    TEXAS STATE GO, VETERANS
    LAND REFUNDING PROGRAM,
    SER B SS.
       1.850%, 12/01/09                     8,920        8,920
                                    --------------------------------------------
    TOTAL TEXAS                                     $   18,920
================================================================================

TOTAL TAXABLE MUNICIPAL BONDS
(COST $80,920)                                      $   80,920
================================================================================

ASSET-BACKED SECURITIES -- 1.9%

    FORD CREDIT AUTO OWNER TRUST,
    SER 2002-D, CL A1
       1.790%, 05/15/03                    15,379       15,379
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    HONDA AUTO RECEIVABLE OWNER TRUST,
    SER 2002-2, CL A1
       1.950%, 06/13/03                  $ 12,061   $   12,061
                                    --------------------------------------------
    HONDA AUTO RECEIVABLES OWNER TRUST,
    SER 2002-3, CL A1
       1.823%, 08/18/03                     4,386        4,386
                                    --------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $31,826)                                      $   31,826
================================================================================

CERTIFICATES OF DEPOSIT -- 7.4%

    FINANCIALS -- 7.4%

    ABN AMRO BANK NV CHICAGO
       2.605%, 04/04/03                     9,000        9,008
                                    --------------------------------------------
    ABBEY NATIONAL N.A.
       2.720%, 12/27/02                    15,000       15,000
                                    --------------------------------------------
    CANADIAN IMPERIAL BANK -
    NY COMMERCIAL BANK ++
       1.718%, 12/16/02                    52,000       51,998
                                    --------------------------------------------
    RABOBANK NEDERLAND
       2.350%, 03/07/03                    11,000       10,999
                                    --------------------------------------------
    SOCIETE GENERALE NY ++
       1.705%, 12/16/02                    40,000       39,998
                                    --------------------------------------------
    TOTAL FINANCIALS                                $  127,003
================================================================================

TOTAL CERTIFICATES OF DEPOSIT
(COST $127,003)                                     $  127,003
================================================================================

MASTER NOTE -- 2.8%

FINANCIALS -- 2.8%

    AMERICAN EXPRESS CENTURION ++
       1.783%, 02/14/03                    48,000       48,000
                                    --------------------------------------------
    TOTAL FINANCIALS                                $   48,000
================================================================================

TOTAL MASTER NOTE
(COST $48,000)                                      $   48,000
================================================================================



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

14   MONEY MARKET PORTFOLIO (concluded)

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 23.5%
    DEUTSCHE BANK, 1.920%, DATED
    10/31/02, MATURES 11/01/02
    REPURCHASE PRICE $170,009,067
    (COLLATERALIZED BY VARIOUS U.S.
    GOVERNMENT OBLIGATIONS)              $170,000   $  170,000
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, 1.800%, DATED
    10/31/02, MATURES 11/01/02
    REPURCHASE PRICE $9,963,498
    (COLLATERALIZED BY VARIOUS U.S.
    GOVERNMENT OBLIGATIONS)                 9,963        9,963
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, 1.920%, DATED
    10/31/02, MATURES 11/01/02
    REPURCHASE PRICE $170,009,067
    (COLLATERALIZED BY VARIOUS U.S.
    GOVERNMENT OBLIGATIONS)               170,000      170,000
                                    --------------------------------------------
    SALOMON BROTHERS, 1.920%, DATED
    10/31/02, MATURES 11/01/02
    REPURCHASE PRICE $50,002,667
    (COLLATERALIZED BY VARIOUS U.S.
    GOVERNMENT OBLIGATIONS)                50,000       50,000
                                    --------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $399,963)                                     $  399,963
================================================================================

TOTAL INVESTMENTS -- 99.8%
(COST $1,702,151)                                   $1,702,151
================================================================================
OTHER ASSETS & LIABILITIES, NET -- 0.2%             $    3,270
================================================================================
TOTAL NET ASSETS -- 100.0%                          $1,705,421
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.
   ss These variable rate securities are subject to a put and demand feature. The date shown is the stated maturity.

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

+ Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutional investors.

   Cl -- Class

   COP -- Certificate of Participation

   GO -- General Obligation

   LOC -- Securities are held in connection with a letter of credit support for securities as listed above, as indicated.

   MTN -- Medium Term Note

   RB -- Revenue Bond

   Ser -- Series

   This organization has provided underlying credit support for securities listed above, as indicated.

   MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                              TAX-FREE MONEY MARKET PORTFOLIO 15


TAX-FREE MONEY MARKET PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

23% HEALTH CARE

20% EDUCATION

15% GENERAL OBLIGATIONS

15% HOUSING

10% INDUSTRIAL

10% OTHER

7% UTILITY


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 97.8%

    ALABAMA -- 0.5%

    MOBILE,  INDUSTRIAL DEVELOPMENT
    BOARD RB, DOCK & WHARF, HOLNAM
    PROJECT, SER B, WACHOVIA BANK N.A.
    LOC SS.
       1.850%, 06/01/32                    $  900    $     900
                                    --------------------------------------------
    TOTAL ALABAMA                                    $     900
================================================================================

    CALIFORNIA -- 6.2%

    CALIFORNIA STATE, RAN
       2.500%, 06/20/03                     5,300        5,331
                                    --------------------------------------------
    OAKLAND, JT POWERS FINANCING
    AUTHORITY, SER A-1, FSA SS.
       2.050%, 08/01/21                     5,100        5,100
                                    --------------------------------------------
     TOTAL CALIFORNIA                                $  10,431
================================================================================

    COLORADO -- 3.5%

    COLORADO STATE, POSTSECONDARY
    EDUCATIONAL FACILITIES AUTHORITY
    RB, PRO RODEO HALL OF FAME
    PROJECT, BANK ONE COLORADO N.A.
    LOC SS.
       2.000%, 10/01/10                       645          645
                                    --------------------------------------------
    JEFFERSON COUNTY, SCHOOL
    DISTRICT R-001, GO, TRAN
       2.500%, 06/30/03                     5,200        5,238
                                    --------------------------------------------
    TOTAL COLORADO                                   $   5,883
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    CONNECTICUT -- 0.9%

    CONNECTICUT STATE, HEALTH
    & EDUCATIONAL FACILITIES
    AUTHORITY RB, YALE UNIVERSITY
    PROJECT, SER T-1, CREDIT
    LOCAL DE FRANCE/ TORONTO
    DOMINION BANK/LANDESBANK
    HESSEN-THURINGEN LOC SS.
       1.900%, 07/01/29                  $  1,500    $   1,500
                                    --------------------------------------------
    TOTAL CONNECTICUT                                $   1,500
================================================================================

    DISTRICT OF COLUMBIA -- 0.9%

    DISTRICT OF COLUMBIA, GENERAL
    FUND RECOVERY PROJECT GO, SER B-1,
    MORGAN GUARANTY TRUST LOC SS.
       2.150%, 06/01/03                       100          100
                                    --------------------------------------------
    DISTRICT OF COLUMBIA, GENERAL
    FUND RECOVERY PROJECT GO, SER B-3,
    MORGAN GUARANTY TRUST LOC SS.
       2.150%, 06/01/03                     1,500        1,500
                                    --------------------------------------------
    TOTAL DISTRICT OF COLUMBIA                       $   1,600
================================================================================

    FLORIDA -- 4.8%

    DADE COUNTY, WATER & SEWER
    SYSTEM RB,  FGIC SS.
       2.050%, 10/05/22                     1,400        1,400
                                    --------------------------------------------
    FLORIDA STATE, HOUSING FINANCE
    AGENCY RB, SER AA, REMARKETED
    07/31/95, FNMA SS.
       1.750%, 06/15/25                     2,900        2,900
                                    --------------------------------------------
    LEE COUNTY, HOUSING FINANCE
    AUTHORITY RB, FORESTWOOD
    APARTMENTS PROJECT, SER A,
    FNMA SS.
       1.750%, 06/15/25                     1,900        1,900
                                    --------------------------------------------
    PINELLAS COUNTY, HOUSING FINANCE
    AUTHORITY RB, FOXBRIDGE
    APARTMENTS PROJECT, SER A, FNMA SS.
       1.750%, 06/15/25                     2,000        2,000
                                    --------------------------------------------
    TOTAL FLORIDA                                    $   8,200
================================================================================

    GEORGIA -- 0.9%

    DE KALB COUNTY, HOUSING AUTHORITY
    RB, WINTERS CREEK APARTMENTS
    PROJECT, FNMA SS.
       1.850%, 06/15/25                     1,600        1,600
                                    --------------------------------------------
    TOTAL GEORGIA                                    $   1,600
================================================================================

    ILLINOIS -- 2.2%

    ILLINOIS STATE, DEVELOPMENT
    FINANCE AUTHORITY RB,
    POLLUTION CONTROL,
    AMOCO OIL PROJECT SS.
       2.000%, 11/01/12                       200          200
                                    --------------------------------------------
    ILLINOIS STATE, HEALTH
    FACILITIES AUTHORITY RB,
    ST. LUKE'S MEDICAL CENTER
    PROJECT, SER B, MBIA SS.
       1.850%, 11/15/23                     3,500        3,500
                                    --------------------------------------------
    TOTAL ILLINOIS                                   $   3,700
================================================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    INDIANA -- 2.9%

    COLUMBUS, INDUSTRIAL RB, QUINCO
    CONSULTING CENTER PROJECT,
    FIFTH THIRD BANK LOC SS.
       1.850%, 12/01/21                    $2,500    $   2,500
                                    --------------------------------------------
    ELKHART COUNTY, INDUSTRIAL RB,
    HUBBARD HILL ESTATES PROJECT,
    FIFTH THIRD BANK LOC SS.
       1.850%, 11/01/21                       400          400
                                    --------------------------------------------
    INDIANA STATE, EDUCATIONAL
    FACILITIES AUTHORITY RB,
    UNIVERSITY OF NOTRE DAME
    DU LAC PROJECT SS.
       1.800%, 03/01/25                     2,000        2,000
                                    --------------------------------------------
    TOTAL INDIANA                                    $   4,900
================================================================================

    KENTUCKY -- 2.8%

    BOYD COUNTY, INDUSTRIAL
    BUILDING RB, PATHWAYS PROJECT,
    FIFTH THIRD BANK LOC SS.
       1.850%, 10/01/15                     2,785        2,785
                                    --------------------------------------------
    KENTON COUNTY, INDUSTRIAL
    BUILDING RB, BAPTIST
    CONVALESCENT CENTER PROJECT,
    FIFTH THIRD BANK LOC SS.
       1.850%, 07/01/18                     1,875        1,875
                                    --------------------------------------------
    TOTAL KENTUCKY                                   $   4,660
================================================================================

    LOUISIANA -- 1.8%

    LAKE CHARLES, HARBOR & REVENUE
    DISTRICT RB, CONOCO PROJECT,
    SER A, BANK ONE N.A. LOC SS.
       1.850%, 09/01/29                     3,000        3,000
                                    --------------------------------------------
    TOTAL LOUISIANA                                  $   3,000
================================================================================

    MARYLAND -- 19.5%

    BALTIMORE COUNTY, PUBLIC
    IMPROVEMENTS PROJECT, GO
       3.000%, 09/01/03                     2,700        2,738
                                    --------------------------------------------
    GAITHERSBURG, ECONOMIC
    DEVELOPMENT RB, ASBURY
    METHODIST PROJECT, SER A,
    MBIA SS.
       1.950%, 07/01/27                     3,250        3,250
                                    --------------------------------------------
    HOWARD COUNTY, HOUSING RB,
    AVALON MEADOWS PROJECT, FNMA SS.
       1.800%, 06/15/26                     2,000        2,000
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, CHARLESTOWN COMMUNITY
    PROJECT, SER A, FIRST UNION
    NATIONAL BANK LOC SS.
       1.850%, 01/01/28                     6,445        6,445
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, POOLED LOAN PROGRAM, SER A,
    BANK ONE LOC SS.
       1.800%, 04/01/35                    $3,600    $   3,600
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, POOLED LOAN PROGRAM, SER B,
    FIRST NATIONAL BANK LOC SS.
       1.800%, 04/01/35                       700          700
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, POOLED LOAN PROGRAM, SER D,
    BANK OF AMERICA N.A. LOC SS.
       1.800%, 01/01/29                     5,343        5,343
                                    --------------------------------------------
    MARYLAND STATE, UNIVERSITY OF
    MARYLAND AUTHORITY RB,
    EQUIPMENT LOAN PROGRAM, SER A SS.
       1.800%, 07/01/15                       500          500
                                    --------------------------------------------
    MARYLAND STATE, UNIVERSITY OF
    MARYLAND AUTHORITY RB,
    REVOLVING EQUIPMENT LOAN
    PROGRAM, SER B SS.
       1.800%, 07/01/15                       400          400
                                    --------------------------------------------
    MONTGOMERY COUNTY, HOUSING
    OPPORTUNITIES RB, BARCLAY
    APARTMENTS PROJECT, ISSUE I,
    MBIA SS.
       1.860%, 07/01/29                     2,800        2,800
                                    --------------------------------------------
    WASHINGTON COUNTY, ECONOMIC
    DEVELOPMENT AUTHORITY RB, ST.
    JAMES SCHOOL PROJECT, PNC
    BANK N.A. LOC
       2.200%, 11/01/29                     3,500        3,500
                                    --------------------------------------------
    WESTMINSTER, EDUCATIONAL
    FACILITIES RB, WESTERN
    MARYLAND COLLEGE PROJECT,
    WACHOVIA BANK N.A.
    LOC SS.
       1.860%, 04/01/30                     1,800        1,800
                                    --------------------------------------------
    TOTAL MARYLAND                                   $  33,076
================================================================================

    MASSACHUSETTS -- 1.2%

    MASSACHUSETTS STATE, WATER
    RESOURCES AUTHORITY RB,
    SER A, AMBAC SS.
       2.050%, 08/01/28                     1,965        1,965
                                    --------------------------------------------
    TOTAL MASSACHUSETTS                              $   1,965
================================================================================

    MICHIGAN -- 0.4%

    DETROIT, WATER SUPPLY SYSTEMS RB,
    FGIC SS.
       1.800%, 07/01/13                       700          700
                                    --------------------------------------------
    TOTAL MICHIGAN                                   $     700
================================================================================

    MISSOURI -- 0.3%

    MISSOURI STATE, HEALTH &
    EDUCATIONAL FACILITIES
    AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT,
    SER A SS.
       2.000%, 09/01/30                       200          200
                                    --------------------------------------------

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                  TAX-FREE MONEY MARKET PORTFOLIO (continued) 17

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    MISSOURI STATE, HEALTH &
    EDUCATIONAL FACILITIES
    AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT,
    SER B SS.
       2.000%, 09/01/30                    $  300    $     300
                                    --------------------------------------------
    TOTAL MISSOURI                                   $     500
================================================================================

    MONTANA -- 0.6%

    MONTANA STATE, HEALTH
    FACILITIES AUTHORITY RB,
    HEALTHCARE POOLED LOAN PROGRAM,
    SER A, FGIC SS.
       1.850%, 12/01/15                     1,000        1,000
                                    --------------------------------------------
    TOTAL MONTANA                                    $   1,000
================================================================================

    NEVADA -- 0.5%

    CLARK COUNTY, AIRPORT
    IMPROVEMENT AUTHORITY RB,
    SER A, MBIA, BAYERISCHE
    VEREINSBANK LOC SS.
       1.800%, 07/01/12                       800          800
                                    --------------------------------------------
TOTAL NEVADA                                         $     800
================================================================================

    NEW HAMPSHIRE -- 0.9%

    NEW HAMPSHIRE STATE, HOUSING
    FINANCE AUTHORITY RB, EQUITY
    RESIDENTIAL PROPERTY - BOND
    PARTNERSHIP - MANCHESTER
    PROJECT, FNMA SS.
       1.800%, 09/15/26                     1,500        1,500
                                    --------------------------------------------
    TOTAL NEW HAMPSHIRE                              $   1,500
================================================================================

    NEW JERSEY -- 1.1%

    NEW JERSEY STATE, MUNICIPAL
    SECURITIES TRUST RECEIPTS RB,
    SER CB1 SS.
       1.900%, 02/15/11                     1,800        1,800
                                    --------------------------------------------
    TOTAL NEW JERSEY                                 $   1,800
================================================================================

    NEW YORK -- 0.2%

    NEW YORK, GO, SUB-SER A-8,
    MORGAN GUARANTY TRUST LOC SS.
       2.000%, 08/01/18                       400          400
                                    --------------------------------------------
    TOTAL NEW YORK                                   $     400
================================================================================

    NORTH CAROLINA -- 3.8%

    CHARLOTTE, AIRPORT DEVELOPMENT
    AUTHORITY RB, SER A, MBIA SS.
       2.050%, 07/01/16                     1,540        1,540
                                    --------------------------------------------
    DURHAM, WATER & SEWER
    UTILITIES SYSTEM RB SS.
       1.900%, 12/01/15                     2,000        2,000
                                    --------------------------------------------
    GREENSBORO, PUBLIC
    IMPROVEMENTS PROJECT,
    GO, SER B SS.
       1.800%, 04/01/14                     1,000        1,000
                                    --------------------------------------------
================================================================================

    NORTH CAROLINA STATE,
    EDUCATIONAL FACILITIES
    FINANCING AUTHORITY RB, ELON
    COLLEGE PROJECT, BANK
    OF AMERICA N.A. LOC SS.
       1.850%, 01/01/21                    $1,900    $  $1,900
                                    --------------------------------------------
    TOTAL NORTH CAROLINA                             $   6,440
================================================================================

    OHIO -- 1.2%

    BUTLER COUNTY, HEALTHCARE
    FACILITIES AUTHORITY RB, UC
    PHYSICIANS PROJECT,
    FIFTH THIRD BANK N.A.  LOC SS.
       1.850%, 09/01/22                     2,000        2,000
                                    --------------------------------------------
    TOTAL OHIO                                       $   2,000
================================================================================

    PENNSYLVANIA -- 24.9%

    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB,
    HEALTH CENTER - PRESBYTERIAN
    PROJECT, SER B, MBIA SS.
       1.900%, 03/01/20                       800          800
                                    --------------------------------------------
    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB,
    HEALTH CENTER - SOUTH HILLS
    PROJECT, SER A, PNC BANK
    N.A. LOC
       1.950%, 06/01/30                     1,150        1,150
                                    --------------------------------------------
    ALLENTOWN, COMMERCIAL &
    INDUSTRIAL DEVELOPMENT AUTHORITY
    RB, DIOCESE OF ALLENTOWN PROJECT,
    FIRST UNION NATIONAL BANK LOC SS.
       1.950%, 12/01/29                       570          570
                                    --------------------------------------------
    BERKS COUNTY, GO, MBIA SS.
       1.830%, 11/01/23                       500          500
                                    --------------------------------------------
    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    CHRISTIAN LIFE CENTER PROJECT,
    FIRST UNION NATIONAL BANK
    LOC SS.
       1.960%, 09/01/19                       600          600
                                    --------------------------------------------
    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    SHV REAL ESTATE PROJECT,
    ABN AMRO BANK N.V. LOC SS.
       1.900%, 07/01/15                       900          900
                                    --------------------------------------------
    CHESTER COUNTY, HEALTH &
    EDUCATIONAL FACILITIES
    AUTHORITY RB, BARCLAY FRIENDS
    PROJECT, SER A, FIRST UNION
    NATIONAL BANK LOC SS.
       1.850%, 08/01/25                       945          945
                                    --------------------------------------------
    CUMBERLAND COUNTY, MUNICIPAL
    AUTHORITY RB, DICKINSON COLLEGE
    PROJECT, SER B, CITIZENS BANK
    LOC SS.
       2.100%, 11/01/26                     2,000        2,000
                                    --------------------------------------------
    CUMBERLAND COUNTY, MUNICIPAL
    AUTHORITY RB, UNITED METHODIST
    HOMES FOR THE AGING PROJECT,
    PNC BANK LOC SS.
       1.900%, 06/01/19                     2,500        2,500
                                    --------------------------------------------



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    DALLASTOWN, AREA SCHOOL DISTRICT
    AUTHORITY, GO, FGIC
       1.930%, 02/01/18                    $  860    $     860
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    RESOURCE RECOVERY FACILITY
    PROJECT, SER G
       1.800%, 12/01/31                     1,400        1,400
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    RESOURCE RECOVERY FACILITY
    PROJECT, SER G SS.
       1.800%, 12/01/31                     1,000        1,000
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    SCOTT PAPER PROJECT, SER D SS.
       1.850%, 12/01/18                       600          600
                                    --------------------------------------------
    DELAWARE VALLEY, REGIONAL
    FINANCE AUTHORITY RB, MODE 1,
    TORONTO-DOMINION BANK LOC SS.
       1.850%, 08/01/16                     3,200        3,200
                                    --------------------------------------------
    EMMAUS, GENERAL AUTHORITY RB,
    LOAN PROGRAM, SER A, FSA
       1.900%, 03/01/30                     2,600        2,600
                                    --------------------------------------------
    EMMAUS, GENERAL AUTHORITY RB,
    REMARKETED 03/03/97 SS.
       1.900%, 03/01/24                     1,300        1,300
                                    --------------------------------------------
    ERIE COUNTY, HOSPITAL AUTHORITY
    RB, UNION CITY MEMORIAL HOSPITAL
    PROJECT, MELLON BANK N.A. LOC SS.
       1.900%, 09/01/20                       900          900
                                    --------------------------------------------
    HUNTINGDON COUNTY, GENERAL
    AUTHORITY RB, JUNIATA COLLEGE
    PROJECT, SER A,
    PNC BANK N.A. LOC SS.
       2.050%, 05/01/26                       850          850
                                    --------------------------------------------
    LANCASTER COUNTY, HOSPITAL
    AUTHORITY RB, HEALTH CENTER -
    MASONIC HOMES PROJECT,
    AMBAC SS.
       1.860%, 07/01/34                     1,585        1,585
                                    --------------------------------------------
    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLEGHENY ELECTRIC COOPERATIVE
    PROJECT, SER A, RABOBANK
    NEDERLAND LOC SS.
       1.900%, 12/01/15                     1,500        1,500
                                    --------------------------------------------
    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLENTOWN AIRPORT PROJECT,
    FIRST UNION NATIONAL BANK
    LOC SS.
       1.960%, 12/01/05                       900          900
                                    --------------------------------------------
    MONTGOMERY COUNTY,
    REDEVELOPMENT AUTHORITY RB,
    FORGE GATE APARTMENTS PROJECT,
    SER A SS.
       1.800%, 08/15/31                       600          600
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    PENNSYLVANIA STATE, ECONOMIC
    DEVELOPMENT FINANCING AUTHORITY
    RB, GLADE RUN LUTHERAN SERVICES
    PROJECT, SER E1, PNC BANK N.A.
    LOC SS.
       1.900%, 09/01/15                    $  475    $     475
                                    --------------------------------------------
    PENNSYLVANIA STATE, GO, 1ST
    SER, MBIA
       5.000%, 06/01/03                       740          755
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, COUNCIL OF INDEPENDENT
    COLLEGES PROJECT, SER A1,
    PNC BANK N.A. LOC SS.
       2.150%, 04/01/17                     1,300        1,300
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES
    AUTHORITY RB, ASSOCIATION OF
    INDEPENDENT COLLEGES &
    UNIVERSITIES PROJECT, SER G1,
    PNC BANK N.A. LOC SS.
       2.100%, 11/01/20                     1,800        1,800
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA
    PROJECT, SER A SS.
       1.850%, 04/01/31                     5,200        5,200
                                    --------------------------------------------
    PENNSYLVANIA STATE,
    INTERGOVERNMENTAL SPECIAL
    TAX AUTHORITY, GO, CITY OF
    PHILADELPHIA FUNDING PROGRAM,
    MBIA, PREREFUNDED 06/15/03 @ 100
       5.600%, 06/15/15                     1,000        1,025
                                    --------------------------------------------
    PHILADELPHIA, WATER &
    WASTEWATER AUTHORITY RB,
    SER B, AMBAC
       1.800%, 08/01/27                     2,000        2,000
                                    --------------------------------------------
    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT
    RB, SER A
       1.850%, 09/15/04                       200          200
                                    --------------------------------------------
    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT
    RB, SER B SS.
       1.850%, 09/15/29                     1,800        1,800
                                    --------------------------------------------
    YORK, GENERAL AUTHORITY POOLED
    FINANCE RB, SUB-SER A,
    REMARKETED 05/07/98, AMBAC SS.
       1.860%, 09/01/26                       445          445
                                    --------------------------------------------
    TOTAL PENNSYLVANIA                               $  42,260
================================================================================

TEXAS -- 11.3%

    CITY OF MIDLOTHIAN, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    BOX-CROW CEMENT PROJECT, UBS AG
    BANK LOC SS.
       1.850%, 12/01/09                     1,900        1,900
                                    --------------------------------------------
    GEORGETOWN, HIGHER EDUCATION
    FINANCING RB, SOUTHWESTERN
    UNIVERSITY PROJECT, CHASE
    MANHATTAN BANK LOC SS.
       1.850%, 10/01/14                     3,000        3,000
                                    --------------------------------------------


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                  TAX-FREE MONEY MARKET PORTFOLIO (concluded) 19

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    SPLENDORA, HIGHER EDUCATION
    FINANCING AUTHORITY RB, FORT
    BEND BAPTIST PROJECT, SER A,
    WELLS FARGO BANK N.A. LOC SS.
       1.900%, 12/01/26                    $3,700    $   3,700
                                    --------------------------------------------
    TEXAS STATE, GO, TRAN
       2.750%, 08/29/03                     5,300        5,358
                                    --------------------------------------------
    TEXAS STATE, GAS UTILITY RB,
    FSA SS.
       1.850%, 01/15/23                     3,600        3,600
                                    --------------------------------------------
    TEXAS STATE, HIGHER EDUCATION
    AUTHORITY RB, SER B, FGIC SS.
       1.850%, 12/01/25                     1,610        1,610
                                    --------------------------------------------
    TOTAL TEXAS                                      $  19,168
================================================================================

    UTAH -- 1.1%

    EMERY COUNTY, POLLUTION CONTROL
    RB, PACIFICORP PROJECT, BANK ONE
    N.A. LOC
       1.900%, 07/01/15                     1,800        1,800
                                    --------------------------------------------
    EMERY COUNTY, POLLUTION CONTROL
    RB, PACIFICORP PROJECT, AMBAC SS.
       2.000%, 11/01/24                        40           40
                                    --------------------------------------------
    TOTAL UTAH                                       $   1,840
================================================================================

    VERMONT -- 3.3%

    VERMONT STATE, EDUCATIONAL &
    HEALTH BUILDINGS FINANCING
    AUTHORITY RB, CAPITAL ASSET
    FINANCING PROGRAM, SER 1,
    CHITTENDEN TRUST / FIRST UNION
    NATIONAL BANK LOC SS.
       1.950%, 06/01/22                     1,500        1,500
                                    --------------------------------------------
    VERMONT STATE, EDUCATIONAL &
    HEALTH BUILDINGS FINANCING
    AUTHORITY RB, VHA NEW ENGLAND
    PROJECT, SER C, AMBAC SS.
       2.000%, 12/01/25                     1,000        1,000
                                    --------------------------------------------
    VERMONT STATE, EDUCATIONAL &
    HEALTH BUILDINGS FINANCING
    AUTHORITY RB, VHA NEW ENGLAND
    PROJECT, SER E, AMBAC SS.
       2.000%, 12/01/25                     3,100        3,100
                                    --------------------------------------------
    TOTAL VERMONT                                    $   5,600
================================================================================

    WASHINGTON -- 0.0%

    WASHINGTON STATE, HEALTHCARE
    FACILITIES AUTHORITY RB, FRED
    HUTCHINSON CANCER CENTER
    PROJECT, BANK OF AMERICA NT & SA
    LOC SS.
       2.200%, 01/01/29                        55           55
                                    --------------------------------------------
    TOTAL WASHINGTON                                 $      55
================================================================================


--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    WYOMING -- 0.1%

    LINCOLN COUNTY, POLLUTION
    CONTROL AUTHORITY RB, EXXON
    PROJECT
       1.950%, 08/01/15                    $  180    $     180
                                    --------------------------------------------
    TOTAL WYOMING                                    $     180
================================================================================

TOTAL MUNICIPAL BONDS & NOTES
(COST $165,658)                                      $ 165,658
================================================================================

COMMERCIAL PAPER -- 3.6%

    DC NATIONAL ACADEMY OF SCIENCE
       1.400%, 01/30/03                     1,000        1,000
                                    --------------------------------------------
    HOWARD COUNTY MARYLAND, SER C
       1.400%, 01/10/03                     5,200        5,200
                                    --------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $6,200)                                        $   6,200
================================================================================
TOTAL INVESTMENTS -- 101.4%
(COST $171,858)                                      $ 171,858
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (1.4)%            $  (2,404)
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 169,454
================================================================================

  ss These variable rate securities are subject to a put and demand feature. The date shown is the stated maturity.

  GO  -- General Obligation

  LOC -- Securities are held in connection with a letter of credit support for securities listed above, as indicated.

  RAN -- Revenue Anticipation Note

  RB  -- Revenue Bond

  Ser -- Series

  TRAN -- Tax & Revenue Anticipation Note

  These organizations have provided underlying credit support for securities as listed above, as indicated.

  AMBAC -- American Municipal Bond Assurance Corporation

  FGIC -- Financial Guaranty Insurance Corporation

  FNMA -- Federal National Mortgage Association

  FSA -- Financial Security Assistance

  MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

20   PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO


PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)


[BAR CHART OMITTED]

22% EDUCATION

17% HEALTH CARE

16% OTHER

15% INDUSTRIAL

12% GENERAL OBLIGATIONS

5% UTILITY

5% HOUSING

5% PUBLIC FACILITY

3% TRANSPORTATION


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 99.8%

    PENNSYLVANIA -- 99.8%

    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB, HEALTH
    CENTER - PRESBYTERIAN PROJECT,
    SER B, MBIA SS.
       1.900%, 03/01/20                    $  200     $    200
                                    --------------------------------------------
    ALLEGHENY COUNTY, HOSPITAL
    DEVELOPMENT AUTHORITY RB, HEALTH
    CENTER - PRESBYTERIAN PROJECT,
    SER D, MBIA SS.
       1.900%, 03/01/20                       300          300
                                    --------------------------------------------
    BERKS COUNTY, GO, MBIA SS.
       1.830%, 11/01/23                       500          500
                                    --------------------------------------------
    CHESTER COUNTY, HEALTH &
    EDUCATIONAL FACILITIES AUTHORITY
    RB, BARCLAY FRIENDS PROJECT, SER
    A, FIRST UNION NATIONAL BANK
    LOC SS.
       1.850%, 08/01/25                       815          815
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    RESOURCE RECOVERY FACILITY
    PROJECT, SER G SS.
       1.800%, 12/01/31                       700          700
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SCOTT
    PAPER PROJECT, SER C SS.
       1.850%, 12/01/18                       300          300
                                    --------------------------------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SCOTT
    PAPER PROJECT, SER D SS.
       1.850%, 12/01/18                       200          200
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    EAST HEMPFIELD TOWNSHIP,
    INDUSTRIAL DEVELOPMENT AUTHORITY
    RB, MENONITE HOME PROJECT,
    NORTHERN TRUST COMPANY LOC SS.
       1.930%, 06/01/25                    $  435     $    435
                                    --------------------------------------------
    EMMAUS, GENERAL AUTHORITY RB,
    SER E, REMARKETED 07/01/97
       1.900%, 03/01/24                       900          900
                                    --------------------------------------------
    EMMAUS, GENERAL AUTHORITY RB,
    SER G, REMARKETED 12/01/97
       1.900%, 03/01/24                       200          200
                                    --------------------------------------------
    ERIE COUNTY, HIGHER EDUCATION
    BUILDING AUTHORITY RB, GANNON
    UNIVERSITY PROJECT, SER F, PNC
    BANK N.A. LOC SS.
       1.700%, 07/01/13                     1,000        1,000
                                    --------------------------------------------
    ERIE COUNTY, HOSPITAL AUTHORITY
    RB, UNION CITY MEMORIAL HOSPITAL
    PROJECT, MELLON BANK N.A. LOC SS.
       1.900%, 09/01/20                       700          700
                                    --------------------------------------------
    HUNTINGDON COUNTY, GENERAL
    AUTHORITY RB, JUNIATA COLLEGE
    PROJECT, SER A, PNC BANK N.A.
    LOC SS.
       2.050%, 05/01/26                       500          500
                                    --------------------------------------------
    LANCASTER COUNTY, HOSPITAL
    AUTHORITY RB, HEALTH CENTER -
    MASONIC HOMES PROJECT, AMBAC SS.
       1.860%, 07/01/34                       600          600
                                    --------------------------------------------
    LANCASTER, HIGHER EDUCATION
    AUTHORITY RB, FRANKLIN &
    MARSHALL COLLEGE PROJECT SS.
       1.950%, 04/15/27                       395          395
                                    --------------------------------------------
    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLEGHENY ELECTRIC COOPERATIVE
    PROJECT, SER A, RABOBANK
    NEDERLAND LOC SS.
       1.900%, 12/01/15                       500          500
                                    --------------------------------------------
    LEHIGH COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ALLENTOWN AIRPORT PROJECT, FIRST
    UNION NATIONAL BANK LOC SS.
       1.960%, 12/01/05                       600          600
                                    --------------------------------------------
    LUZERNE COUNTY, CONVENTION
    CENTER AUTHORITY RB, SER A,
    WACHOVIA BANK LOC SS.
       1.860%, 09/01/28                       400          400
                                    --------------------------------------------
    MONTGOMERY COUNTY, REDEVELOPMENT
    AUTHORITY RB, FORGE GATE
    APARTMENTS PROJECT, SER A SS.
       1.800%, 08/15/31                       900          900
                                    --------------------------------------------
    MOON, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, EXECUTIVE OFFICE
    ASSOCIATION PROJECT, PNC BANK
    N.A. LOC
       1.900%, 11/01/10                       300          300
                                    --------------------------------------------


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                     PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO (concluded) 21

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

    PENNSYLVANIA STATE, GO, 1ST SER,
    MBIA
       5.000%, 06/01/03                    $  500     $    510
                                    --------------------------------------------
    PENNSYLVANIA STATE, GO, AMBAC
       5.125%, 09/15/03                       500          516
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, ASSOCIATION OF INDEPENDENT
    COLLEGES & UNIVERSITIES PROJECT,
    SER G1, PNC BANK N.A. LOC SS.
       2.100%, 11/01/20                     1,000        1,000
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA
    PROJECT, SER A SS.
       1.850%, 04/01/31                       300          300
                                    --------------------------------------------
    PENNSYLVANIA STATE,
    INTERGOVERNMENTAL SPECIAL TAX
    AUTHORITY, GO, CITY OF
    PHILADELPHIA FUNDING PROGRAM,
    MBIA, PREREFUNDED 06/15/03 @ 100
       5.600%, 06/15/15                       400          410
                                    --------------------------------------------
    PENNSYLVANIA STATE, TURNPIKE
    COMMISSION AUTHORITY RB, SER
    Q SS.
       1.950%, 06/01/27                       500          500
                                    --------------------------------------------
    PHILADELPHIA, GAS WORKS RB, SER
    104, FSA SS.
       1.880%, 07/01/28                       860          860
                                    --------------------------------------------
    SCHUYLKILL COUNTY, GO, AMBAC SS.
       1.930%, 09/01/15                       500          500
                                    --------------------------------------------
    SCHUYLKILL COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    GILBERTON POWER PROJECT, MELLON
    BANK N.A. LOC SS.
       1.850%, 12/01/02                       900          900
                                    --------------------------------------------
    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT RB,
    SER A SS.
       1.850%, 09/15/29                       600          600
                                    --------------------------------------------
    UNIVERSITY OF PITTSBURGH,
    UNIVERSITY CAPITAL PROJECT RB,
    SER B SS.
       1.850%, 09/15/29                       100          100
                                    --------------------------------------------
    YORK, GENERAL AUTHORITY POOLED
    FINANCE RB, HARRISBURG PARKING
    PROJECT, SUB-SER 96-C, FSA SS.
       1.860%, 09/01/26                       945          945
                                    --------------------------------------------
    TOTAL PENNSYLVANIA                                $ 17,586
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL     MARKET
  DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS & NOTES
(COST $17,586)                                        $ 17,586
================================================================================
TOTAL INVESTMENTS -- 99.8%
(COST $17,586)                                        $ 17,586
================================================================================
OTHER ASSETS & LIABILITIES, NET -- 0.2%               $     36
================================================================================
TOTAL NET ASSETS -- 100.0%                            $ 17,622
================================================================================

ss These variable rate securities are subject to a put and demand feature. The date shown is the stated maturity.

  GO -- General Obligation

  LOC -- Securities are held in connection with a letter of credit support for securities listed above, as indicated.

  RB -- Revenue Bond

  Ser -- Series

  These organizations have provided underlying credit support for securities as listed above, as indicated.

  AMBAC -- American Municipal Bond Assurance Corporation

  FSA -- Financial Security Assistance

  MBIA  -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

                       This page intentionally left blank.

ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK  FUNDS  ARK FUNDS ARK FUNDS

                                                      FIXED INCOME PORTFOLIOS 23

                                  FIXED INCOME
                                   PORTFOLIOS


OUR FIXED INCOME INVESTMENT MANAGEMENT PHILOSOPHY CENTERS ON FOUR CORE
BELIEFS. WE BELIEVE THAT OVER A FULL INTEREST-RATE CYCLE, A PORTFOLIO OF FIXED INCOME INVESTMENTS SHOULD PROVIDE REAL RETURNS THAT EXCEED ANY LOSS OF PURCHASING POWER DUE TO INFLATION, BE COMPETITIVE WITH THE SPECIFIED PORTFOLIO BENCHMARK RETURN, BE COMPETITIVE VERSUS PORTFOLIOS OF SIMILAR RISK, AND MAINTAIN LOW-TO-MODERATE PRINCIPAL VOLATILITY.

WITH THE UNDERSTANDING OF EACH PORTFOLIO'S CONSTRAINTS AND TOLERANCE FOR RISK, WE EMPLOY A VALUE APPROACH TO FIXED INCOME INVESTING INVOLVING OVER- OR UNDER-WEIGHTING MARKET SECTORS, INDUSTRIES, OR YIELD CURVE SEGMENTS DEEMED TO BE RELATIVELY UNDERVALUED OR EXPENSIVE. WE UNDERTAKE RIGOROUS ANALYSIS UTILIZING THE FOLLOWING COMPONENTS TO CONSTRUCT A PORTFOLIO: SECTOR SELECTION, DURATION MANAGEMENT, CREDIT ANALYSIS, INDUSTRY AND ISSUE SELECTION, AND YIELD CURVE MANAGEMENT.

THE FIXED INCOME PROCESS IS AN ACTIVELY MANAGED, BOTTOM-UP SECTOR SELECTION APPROACH, WHEREIN RISK CONTAINMENT IS PARAMOUNT. OUR OBJECTIVE IS TO POSITION THE PORTFOLIOS IN SUCH A WAY THAT OUR SECTOR, INTEREST RATE, YIELD CURVE, AND CREDIT ANALYSIS CAN ADD VALUE WITHOUT ASSUMING AN INORDINATE RISK OF UNDERPERFORMANCE. AS PART OF THE CONSTRUCTION AND MANAGEMENT PROCESS, WE CONTINUALLY TEST THE PORTFOLIOS TO ASSESS AND CONTROL RISK. THIS DISCIPLINED FIXED INCOME PHILOSOPHY HAS BEEN IN PLACE WITHIN OUR ORGANIZATION FOR MORE THAN 15 YEARS, HAS BEEN CONSISTENTLY APPLIED, AND HAS GENERATED HISTORICALLY STRONG RESULTS.

24       FIXED INCOME PORTFOLIOS

SHORT-TERM TREASURY PORTFOLIO


[PHOTO OMITTED]
JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF THE SHORT-TERM TREASURY PORTFOLIO, AND HE IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN IS A MANAGING DIRECTOR OF AIA, THE MANAGER OF THE FIXED INCOME GROUP, AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

MANAGEMENT DISCUSSION AND ANALYSIS
      Short-term interest rates continued to move lower during the last 6 months as many investors anticipate the Federal Reserve will lower interest rates during the fourth quarter. The two-year Treasury yield declined from 3.25% to 1.70% during the period. The Fed acknowledged the economic weakness by changing its bias from one of equal risks of economic weakness or too fast a growth rate to one of economic weakness. The Fed went on to recognize the heightened geopolitical risks and the associated uncertainty regarding future economic growth. Although third quarter growth was modest, the concern remains that consumers will join the corporate sector and reduce spending over the all-important holiday season. During the summer consumers took advantage of the record low interest rate environment by refinancing mortgages and by buying new homes and automobiles. However, corporate America remains hesitant to either spend or hire, as evidenced by the increase in jobless claims. The manufacturing sector of the economy is also showing signs of weakness as the latest Institute for Supply Management survey declined to its lowest level since January.

      During the summer we extended the average maturity of the Portfolio by purchasing high-quality Treasury securities maturing in two to three years. The Fed lowered short-term interest rates by 50 basis points (0.5%) at its November 6 meeting in response to the weak economic recovery. We believe the Fed will either lower interest rates at its next meeting in December or maintain the current rate of 1.25% for the foreseeable future given the high degree of economic uncertainty and the potential for military action with Iraq. Looking forward, we intend to maintain an average duration of approximately 13/4 years until the long-awaited economic recovery takes hold. As always, we continue to utilize our conservative relative value investment process.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                SHORT-TERM TREASURY PORTFOLIO 25

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                        MERRILL LYNCH   LEHMAN     LIPPER SHORT
                                           1-3 YEAR    BROTHERS    U.S. TREASURY
                        INST'L    CLASS A  TREASURY  1-3 YEAR GOV'T  U.S.FUNDS
                    CLASS SHARES  SHARES*   INDEX     BOND INDEX     OBJECTIVE
--------------------------------------------------------------------------------
One year total return    3.96%     3.83%     4.90%       5.07%         4.60%
--------------------------------------------------------------------------------
Annualized three year
total return             6.35%     6.17%     7.24%       7.43%         6.69%
--------------------------------------------------------------------------------
Annualized five year
total return             5.68%     5.49%     6.47%       6.56%         5.97%
--------------------------------------------------------------------------------
Annualized total return
inception to date        5.67%     5.61%      --          --            --
--------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

 *Institutional Class Shares were offered beginning March 20, 1996. Class A
  Shares were offered beginning September 9, 1996. Class A shares are not subject to a sales charge.

  The performance for the Lehman Brothers 1-3 Year U.S. Government Bond Index and the Merrill Lynch 1-3 Year Treasury Index do not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)


[GRAPHIC OMITTED]

90% TREASURY NOTES

7% TREASURY BONDS

3% TREASURY BILLS

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 98.7%

    U.S. TREASURY BILLS ^
       1.430%, 01/23/03                    $  320     $    319
                                    --------------------------------------------
       1.420%, 12/26/02                       100          100
                                    --------------------------------------------
       1.410%, 11/29/02                        45           45
                                    --------------------------------------------
       1.410%, 03/13/03                       153          152
                                    --------------------------------------------
       1.410%, 04/17/03                       473          470
                                    --------------------------------------------
       1.400%, 02/06/03                        52           52
                                    --------------------------------------------
       1.400%, 02/13/03                         2            2
                                    --------------------------------------------
       1.400%, 02/20/03                       369          367
                                    --------------------------------------------
       1.390%, 12/19/02                        35           35
                                    --------------------------------------------
       1.380%, 12/12/02                       174          174
                                    --------------------------------------------
       1.350%, 11/14/02                        38           38
                                    --------------------------------------------

    U.S. TREASURY BONDS
                                    --------------------------------------------
      10.750%, 02/15/03                     2,000        2,053
                                    --------------------------------------------
      10.750%, 05/15/03                     2,000        2,100
                                    --------------------------------------------

    U.S. TREASURY NOTES
       7.500%, 02/15/05                     9,000       10,141
                                    --------------------------------------------
       6.500%, 08/15/05                    13,000       14,571
                                    --------------------------------------------
       6.000%, 08/15/04                       500          539
                                    --------------------------------------------
       5.875%, 02/15/04                     2,000        2,114
                                    --------------------------------------------
       5.875%, 11/15/04                     9,000        9,750
                                    --------------------------------------------
       5.750%, 04/30/03                     5,000        5,109
                                    --------------------------------------------
       5.250%, 05/15/04                     4,500        4,755
                                    --------------------------------------------
       4.250%, 03/31/03                     1,000        1,012
                                    --------------------------------------------
       4.250%, 11/15/03                     3,000        3,089
                                    --------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $55,484)                                        $ 56,987
================================================================================
TOTAL INVESTMENTS -- 98.7%
(COST $55,484)                                        $ 56,987
================================================================================
OTHER ASSETS & LIABILITIES, NET-- 1.3%                $    749
================================================================================
TOTAL NET ASSETS-- 100.0%                             $ 57,736
================================================================================
^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

26       FIXED INCOME PORTFOLIOS

SHORT-TERM BOND PORTFOLIO


[PHOTO OMITTED]

WILMER C. STITH III, CFA

PORTFOLIO MANAGER

WILMER C. STITH III, CFA IS MANAGER OF THE SHORT-TERM BOND PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.

MANAGEMENT DISCUSSION AND ANALYSIS
      As the summer dragged on and the anniversary of 9/11 approached, the bond market recalibrated the probability of a "double dip" recession. This was the gloomy backdrop to a continued flight to quality as U.S. Treasuries outperformed all other fixed income sectors. Over the last six months, the two-year U.S. Treasury Note fell precipitously from a 3.23% yield to a 1.73% yield. The effects of such extraordinarily low interest rates reverberated throughout the bond market. This was particularly the case in the mortgage-backed securities market as a record number of home mortgage refinancings caused prepayments to skyrocket. This massive shrinking in the effective maturity of mortgage-backed securities has led them to underperform. The corporate sector also underperformed as we witnessed more corporate malfeasance and credit rating downgrades.

      Year-to-date the Portfolio has outperformed its Lipper peer group. We continued to upgrade credit quality by reducing our corporate exposure. We became less sanguine to banks with significant exposure to Brazil and a relatively high loan exposure to the telecom sector. We sold positions in Fleet Bank, Credit Suisse First Boston, and Citibank. We also prepared for the possibility of a weaker economy by reducing exposure to companies such as Household Finance. Our strategic decision of upgrading the Portfolio's overall credit quality to "AA2" has significantly contributed to its outperformance over the period.

      We hold the view that interest rates should move modestly lower and thus expect to maintain a longer-weighted average maturity versus the Index. As the economy rebounds, we look to selectively increase our exposure to the corporate sector.




OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                    SHORT-TERM BOND PORTFOLIO 27

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                     LEHMAN BROTHERS       LIPPER SHORT
                         INST'L    1-3 YEAR U.S. GOV'T.   INVESTMENT-GRADE
                      CLASS SHARES    BOND INDEX        DEBT FUNDS OBJECTIVE
--------------------------------------------------------------------------------
One year total return     2.33%          5.07%                2.63%
--------------------------------------------------------------------------------
Annualized three year
total return              5.50%          7.43%                6.11%
--------------------------------------------------------------------------------
Annualized five year
total return              5.06%          6.56%                5.53%
--------------------------------------------------------------------------------
Annualized total return
inception to date         5.21%           --                   --
--------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning March 22, 1998. Performance prior to that date reflects performance of the Marketvest Short-Term Bond Fund from its inception date of March 31, 1996.

  The performance of the Lehman Brothers 1-3 Year U.S. Government Bond Index does not include operating expenses that are incurred by the Portfolio. The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

41% CORPORATE OBLIGATIONS

33% ASSET-BACKED SECURITIES

13% U.S. TREASURY OBLIGATIONS

4% RELATED MONEY MARKET PORTFOLIO

4% U.S. GOVERNMENT AGENCY OBLIGATIONS

3% REPURCHASE AGREEMENTS

2% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 12.7%

    TREASURY INFLATION INDEX
       3.500%, 01/15/11                    $3,000     $  3,385
                                    --------------------------------------------
    U.S. TREASURY NOTES
       6.000%, 08/15/04                       200          215
                                    --------------------------------------------
       3.250%, 08/15/07 O                   2,715        2,777
                                    --------------------------------------------
       2.125%, 08/31/04                     2,000        2,018
                                    --------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $8,129)                                         $  8,395
================================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%

    FHLMC
       7.000%, 07/15/05                       500          562
                                    --------------------------------------------
    FNMA
       3.780%, 08/09/04                     1,000        1,011
                                    --------------------------------------------
       3.600%, 05/14/04                     1,000        1,011
                                    --------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $2,537)                                       $  2,584
================================================================================

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 2.4%

    FHLMC
       6.250%, 11/15/22                     1,521        1,602
                                    --------------------------------------------
    FNMA ++
       4.285%, 09/01/27                         1            1
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $1,577)                                         $  1,603
================================================================================

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 39.9%

    BANKS -- 11.6%

    BANK OF AMERICA
       5.250%, 02/01/07                    $1,000       $1,071
                                    --------------------------------------------
    FIRST USA BANK
       7.650%, 08/01/03                       480          500
                                    --------------------------------------------
    MERCANTILE BANK-ST LOUIS
       6.375%, 01/15/04                       500          524
                                    --------------------------------------------
    NATIONAL WESTMINSTER BANK
       9.375%, 11/15/03                     1,000        1,075
                                    --------------------------------------------
    U.S. BANCORP
       5.875%, 11/01/03                     1,000        1,039
                                    --------------------------------------------
    WACHOVIA
       6.700%, 06/21/04                     1,500        1,607
                                    --------------------------------------------
    WELLS FARGO FINANCIAL
       6.700%, 09/22/04                     1,500        1,623
                                    --------------------------------------------
    WELLS FARGO, MTN, SER C
       4.250%, 08/15/03                       216          220
                                    --------------------------------------------
    TOTAL BANKS                                       $  7,659
================================================================================

    CONSUMER STAPLES -- 3.1%

    CONAGRA FOODS
       7.500%, 09/15/05                     1,000        1,119
                                    --------------------------------------------
    SAFEWAY
       7.000%, 09/15/07                       400          449
                                    --------------------------------------------
       3.800%, 08/15/05                       500          508
                                    --------------------------------------------
    TOTAL CONSUMER STAPLES                            $  2,076
================================================================================

    ENERGY -- 4.8%

    ANADARKO PETROLEUM
       6.500%, 05/15/05                     1,000        1,085
                                    --------------------------------------------
    CONOCOPHILLIPS
       6.650%, 03/01/03                     1,000        1,013
                                    --------------------------------------------
    HUSKY OIL
       6.875%, 11/15/03                     1,000        1,044
                                    --------------------------------------------
    TOTAL ENERGY                                      $  3,142
================================================================================

    FINANCIALS -- 17.2%

    AMERICAN EXPRESS
       6.875%, 11/01/05                     1,700        1,899
                                    --------------------------------------------
    ASSOCIATES N.A.
       5.750%, 10/15/03                     1,000        1,039
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    GENERAL MOTORS ACCEPTANCE
       7.500%, 07/15/05                    $2,000     $  2,052
                                    --------------------------------------------
    HOUSEHOLD FINANCE
       7.250%, 07/15/03                       500          489
                                    --------------------------------------------
       5.750%, 01/30/07                       100           89
                                    --------------------------------------------
    JOHN DEERE CAPITAL
       4.500%, 08/22/07                     1,000        1,028
                                    --------------------------------------------
    LEHMAN BROTHERS HOLDING
       7.750%, 01/15/05                     1,000        1,101
                                    --------------------------------------------
    MBNA, MTN
       6.150%, 10/01/03                     1,000        1,030
                                    --------------------------------------------
    MERRILL LYNCH, MTN, SER B
       7.180%, 02/11/03                     1,000        1,014
                                    --------------------------------------------
    MORGAN STANLEY
       6.100%, 04/15/06                     1,000        1,074
                                    --------------------------------------------
    PNC FUNDING
       7.000%, 09/01/04                       500          534
                                    --------------------------------------------
    TOTAL FINANCIALS                                  $ 11,349
================================================================================

    INDUSTRIALS -- 1.7%

    FIRST DATA
       6.750%, 07/15/05                     1,000        1,094
                                    --------------------------------------------

    TOTAL INDUSTRIALS                                 $  1,094
================================================================================

    UTILITIES -- 1.5%

    DOMINION RESOURCES
       6.000%, 01/31/03                     1,000        1,005
                                    --------------------------------------------

    TOTAL UTILITIES                                   $  1,005
================================================================================

TOTAL CORPORATE OBLIGATIONS
  (COST $25,496)                                      $ 26,325
================================================================================

ASSET-BACKED SECURITIES -- 33.2%

    ANRC AUTO OWNER TRUST,
    SER 2001-A, CL A-4
       4.320%, 06/16/08                       900          936
                                    --------------------------------------------
    CAPITAL AUTO RECEIVABLES ASSET
    SER 2002 - 2/3, CL A-3
       3.820%, 07/15/05                     1,500        1,538
                                    --------------------------------------------
       3.580%, 10/16/06                     1,000        1,027
                                    --------------------------------------------
    DAIMLER CHRYSLER AUTO TRUST,
    SER 2001-C, CL A3
       4.210%, 07/06/05                       700          716
                                    --------------------------------------------
    EQCC HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A4F
       6.459%, 03/15/21                       894          908
                                    --------------------------------------------

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                        SHORT-TERM BOND PORTFOLIO (concluded) 29

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    EQCC HOME EQUITY LOAN TRUST,
    SER 1999-1, CL A3F
       5.915%, 11/20/24                    $  655     $    671
                                    --------------------------------------------
    FORD CREDIT AUTO OWNER TRUST,
    SER 2002-C, CL A4
       3.790%, 09/15/06                     1,000        1,032
                                    --------------------------------------------
    FORD CREDIT AUTO OWNER TRUST,
    SER 2000-C, CL A4
       7.240%, 02/15/04                       340          345
                                    --------------------------------------------
    FORD CREDIT AUTO OWNER TRUST,
    SER 2001-D, CL A3
       4.310%, 06/15/05                     1,000        1,018
                                    --------------------------------------------
    GREEN TREE HOME IMPROVEMENT LOAN
    TRUST, SER 1995-F, CL B1
       6.750%, 01/15/21                     1,009        1,010
                                    --------------------------------------------
    GREEN TREE HOME IMPROVEMENT LOAN
    TRUST, SER 1996-F, CL HIB1
       7.250%, 11/15/27                     2,000        2,055
                                    --------------------------------------------
    GREENPOINT MANUFACTURED HOUSING,
    SER 1999-1, CL A2
       6.010%, 08/15/15                       229          233
                                    --------------------------------------------
    HONDA AUTO RECEIVABLES OWNER
    TRUST, SER 2001-3, CL A2
       2.760%, 02/18/04                       551          552
                                    --------------------------------------------
    HONDA AUTO RECEIVABLES OWNER
    TRUST, SER 2002-3, CL A3
       3.000%, 05/18/06                     2,000        2,032
                                    --------------------------------------------
    HONDA AUTO RECEIVABLES,
    SER 2002-2, CL A3
       3.830%, 02/15/06                     1,000        1,027
                                    --------------------------------------------
    PRUDENTIAL HOME MORTGAGE
    SECURITIES TRUST, SER 1994-25,
    CL A7
       7.500%, 08/25/24                       841          855
                                    --------------------------------------------
    RESIDENTIAL ASSET SECURITIES,
    SER 2001-KS3, CL AI3
       5.180%, 07/25/27                     1,800        1,845
                                    --------------------------------------------
    RESIDENTIAL ASSET SECURITIES,
    SER 2002-KS3, CL A12
       4.040%, 12/25/21                     1,000        1,020
                                    --------------------------------------------
    RESIDENTIAL ASSET SECURITIES,
    SER 2002-KS6, CL AI3
       3.580%, 01/25/27                       750          759
                                    --------------------------------------------
    SLMA ++
       2.328%, 10/25/10                     2,000        2,017
                                    --------------------------------------------
       2.288%, 01/25/07                       333          333
                                    --------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $21,531)                                        $ 21,929
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.0%
    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE
    PRICE $2,000,107 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)   $2,000     $  2,000
                                    --------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $2,000)                                         $  2,000
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.3%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   2,825        2,825
                                    --------------------------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $2,825)                                         $  2,825
================================================================================
TOTAL INVESTMENTS -- 99.4%
(COST $64,095)                                        $ 65,661
================================================================================
OTHER ASSETS & LIABILITIES, NET-- 0.6%                $    395
================================================================================
TOTAL NET ASSETS-- 100.0%                             $ 66,056
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

o This security or a partial position of this security is on loan at 10/31/02 (see note 6).

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

  Cl -- Class

  FHLMC -- Federal Home Loan Mortgage Corporation

  FNMA -- Federal National Mortgage Association

  MTN -- Medium Term Note

  Ser -- Series

  SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

30      FIXED INCOME PORTFOLIOS

MARYLAND AND PENNSYLVANIA
TAX-FREE PORTFOLIOS


[PHOTO OMITTED]

SUSAN L. SCHNAARS, CFA

PORTFOLIO MANAGER

SUSAN L. SCHNAARS, CFA IS MANAGER OF THE MARYLAND TAX-FREE PORTFOLIO AND PENNSYLVANIA TAX-FREE PORTFOLIO. MS. SCHNAARS IS ALSO RESPONSIBLE FOR MANAGING SEVERAL LARGE INSTITUTIONAL ACCOUNTS. SHE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST TRUST SINCE 1992. MS. SCHNAARS IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

MANAGEMENT DISCUSSION AND ANALYSIS
      The same issues that haunted the market in the first part of the year continue to consume the markets now. Economic weakness and equity market instability drove interest rates to their lowest levels in more than 40 years. Demand for fixed income securities increased throughout the year, driving yields lower as investors sought to avoid the volatility of the equity market. However, as October progressed and the equity market rebounded, demand for bonds softened and municipal yields, like U.S. Treasury yields, rose.

      For the six months ended October 31, 2002, municipals underperformed their U.S. Treasury counterparts as illustrated by an increase in the ratio of municipal-to-Treasury yields. Short-dated securities actually yielded more than similar-maturity U.S. Treasury securities at the end of the period. The municipal yield curve steepened as short-term yields fell more than yields on longer-dated securities. Most of the steepening occurred in short and intermediate maturities. Two-year municipal yields fell about 50 basis points (0.5%), while the yield on securities maturing in three to five years fell approximately 60 basis points (0.6%). The most likely cause for this move was the desire to capture additional yield available by extending into slightly longer maturities. Longer-term municipal yields fell by 20 basis points (0.2%), with 30-year AAA-rated general obligations yielding 4.80%, up from September's low.

      We anticipate growth will be slower in the final quarter of 2002, however, we do not expect economic growth to dip into negative territory. It is highly expected that the Federal Reserve will ease rates again prior to year-end to solidify monetary policy and reassure the markets. We believe that the equity markets will continue their recovery and that the economy will begin to show signs of a recovery in the first half of 2003. With yields on fixed income securities at historical lows, the potential for higher returns from other investments may reduce the demand for bonds, including municipal securities. As investors shift away from the relative conservative nature of bonds, we expect that interest rates could begin to rise next year. In a rising interest rate environment, municipal yields may be slower to rise, bringing the municipal/Treasury ratio more in-line with historical levels and resulting in stronger relative performance by municipal investments.

      We continue to focus new purchases in longer-duration assets with coupons greater than 5%, still trusting that the market will react adversely to deep discount securities in a rising rate environment. Portfolio transactions have focused on adding overall call protection. Sector exposure has been held relatively stable; however, we made minor adjustments to increase our exposure to general obligations and revenue bonds that are strongly supported. As the economy continues to muddle through, lower tax revenues are having an impact on the financial health of municipal issuers. In light of tight quality spreads and the effect of economic weakness, we have and will continue to upgrade credit quality in the Portfolios as opportunities become available.




OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                MARYLAND AND PENNSYLVANIA TAX-FREE PORTFOLIOS 31

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

MARYLAND TAX-FREE PORTFOLIO+

--------------------------------------------------------------------------------------------
                                                                                LIPPER
                                                       LEHMAN      LEHMAN     OTHER STATES
                                                      BROTHERS    BROTHERS    INTERMEDIATE
                        INST'L     CLASS A  CLASS B  7 YR. MUNI  10 YR. MUNI    MUNI DEBT
                     CLASS SHARES  SHARES*  SHARES*  BOND INDEX  BOND INDEX  FUNDS OBJECTIVE
--------------------------------------------------------------------------------------------
One year total return   5.08%       4.93%    4.07%     6.27%       6.17%        5.62%
--------------------------------------------------------------------------------------------
One year total return
with load                --         0.22%   -0.93%      --          --           --
--------------------------------------------------------------------------------------------
Annualized three year
total return            7.35%       7.17%    6.41%     7.64%       8.20%        7.46%
--------------------------------------------------------------------------------------------
Annualized three year
total return with load   --         5.53%    5.52%      --          --            --
--------------------------------------------------------------------------------------------
Annualized five year
total return            5.11%       4.94%    6.72%     6.02%       6.27%        5.69%
--------------------------------------------------------------------------------------------
Annualized five year
total return with load   --         3.98%    6.42%      --          --            --
--------------------------------------------------------------------------------------------
Annualized total return
inception to date       5.38%       5.22%    6.54%      --          --            --
--------------------------------------------------------------------------------------------
Annualized total return
inception to date
with load                --         4.41%    6.41%      --          --            --
--------------------------------------------------------------------------------------------


    Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

+ Institutional Class Shares were offered beginning November 18, 1996. Class A Shares were offered beginning January 2, 1997. Performance for Class A Shares with load reflects the deduction of the 4.50% sales charge. Class B Shares were offered beginning September 1, 1999. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

++ For each class, performance presented prior to March 23, 1998, reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund from its inception date of April 1, 1996. Class A Shares were offered beginning March 23, 1998. Performance for Class A Shares with load reflects the deduction of the 4.50% sales charge. Class B Shares were offered beginning September 1, 1999. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge
    (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.


PENNSYLVANIA TAX-FREE PORTFOLIO++

-----------------------------------------------------------------------------------------------------
                                                       LEHMAN      LEHMAN      LEHMAN     LIPPER PA
                                                      BROTHERS    BROTHERS    BROTHERS   INTMDT. MUNI
                        INST'L     CLASS A  CLASS B  5 YR. MUNI  7 YR. MUNI  10 YR. MUNI  DEBT FUNDS
                     CLASS SHARES  SHARES*  SHARES*  BOND INDEX  BOND INDEX  BOND INDEX   OBJECTIVE
-----------------------------------------------------------------------------------------------------
One year total return    5.54%      5.37%    4.62%      5.87%      6.27%       6.17%        4.77%
-----------------------------------------------------------------------------------------------------
One year total return
with load                --         0.63%   -0.38%       --         --           --          --
-----------------------------------------------------------------------------------------------------
Annualized three year
total return             7.50%      7.33%    6.62%      7.15%     7.64%        8.20%        6.79%
-----------------------------------------------------------------------------------------------------
Annualized three year
total return with load   --         5.68%    5.74%       --         --           --          --
-----------------------------------------------------------------------------------------------------
Annualized five year
total return             4.79%      4.66%    5.92%      5.76%     6.02%        6.27%        4.77%
-----------------------------------------------------------------------------------------------------
Annualized five year
total return with load    --        3.70%    5.60%       --         --           --          --
-----------------------------------------------------------------------------------------------------
Annualized total
return inception to date 5.02%      4.81%    5.58%       --         --           --          --
-----------------------------------------------------------------------------------------------------
Annualized total
return inception to
date with load            --        4.09%    5.58%       --         --           --          --
-----------------------------------------------------------------------------------------------------


* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

  The performance of the Lehman Brothers 5 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and Lehman Brothers 10 Year Municipal Bond Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

32   MARYLAND TAX-FREE PORTFOLIO

MARYLAND TAX-FREE PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

34% GENERAL OBLIGATIONS

26% HEALTH CARE

15% OTHER

10% EDUCATION

6% UTILITY

3% INDUSTRIAL

3% HOUSING

3% TRANSPORTATION



SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 98.4%

MARYLAND -- 94.8%

    ALLEGANY COUNTY, GO, AMBAC,
    PREREFUNDED 03/01/07 @ 101
       5.300%, 03/01/12                    $1,190    $   1,330
                                    --------------------------------------------
    ALLEGANY COUNTY, POLLUTION
    CONTROL AUTHORITY RB, WESTVACO
    PROJECT
       6.200%, 01/01/08                       550          567
                                    --------------------------------------------
    ANNE ARUNDEL COUNTY, GO
       6.000%, 09/01/06                     2,000        2,272
                                    --------------------------------------------
       5.000%, 03/01/19                     2,000        2,081
                                    --------------------------------------------
    BALTIMORE COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO
       5.500%, 06/01/16                     1,500        1,611
                                    --------------------------------------------
       5.250%, 06/01/11                     1,000        1,077
                                    --------------------------------------------
    BALTIMORE, CITY PARKING SYSTEM
    FACILITIES PROJECT RB, SER A,
    FGIC
       5.250%, 07/01/17                     1,000        1,107
                                    --------------------------------------------
    BALTIMORE, CONVENTION CENTER RB,
    MBIA
       5.375%, 09/01/11                     2,910        3,226
                                    --------------------------------------------
    BALTIMORE, GO, SER B, MBIA
       7.000%, 10/15/03                     1,000        1,050
                                    --------------------------------------------
    BALTIMORE, PORT FACILITIES RB,
    CONSOLIDATED COAL SALES PROJECT,
    SER A
       6.500%, 10/01/11                     1,000        1,033
                                    --------------------------------------------
    BALTIMORE, WATER PROJECT RB, SER
    A, FGIC
       5.125%, 07/01/32                     2,500        2,530


--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    BALTIMORE, WATER PROJECT RB, SER
    A, FSA, PREREFUNDED 07/01/10 @
    100
       5.750%, 07/01/30                    $3,000    $   3,461
                                    --------------------------------------------
    CALVERT COUNTY, GO,
    PREREFUNDED 01/01/06 @ 101
       5.750%, 01/01/11                     1,900        2,116
                                    --------------------------------------------
    CALVERT COUNTY, POLLUTION
    CONTROL AUTHORITY RB, BALTIMORE
    GAS PROJECT, MBIA-IBC
       5.550%, 07/15/14                     2,500        2,672
                                    --------------------------------------------
    CARROLL COUNTY, FAIRHAVEN &
    COPPER RIDGE PROJECT RB, SER A,
    RADIAN GUARANTY
       5.375%, 01/01/16                     2,000        2,132
                                    --------------------------------------------
    CHARLES COUNTY, GO
       5.700%, 03/01/10                       750          807
                                    --------------------------------------------
    FREDERICK COUNTY, EDUCATIONAL
    FACILITIES RB, MOUNT ST. MARY'S
    COLLEGE, SER A
       5.750%, 09/01/25                     1,000        1,005
                                    --------------------------------------------
    FREDERICK COUNTY, RETIREMENT
    COMMUNITY RB, BUCKINGHAMS CHOICE
    FACILITIES PROJECT, SER A
       5.900%, 01/01/17                     1,000          931
                                    --------------------------------------------
    HARFORD COUNTY, GO
       5.500%, 12/01/08                     1,895        2,160
                                    --------------------------------------------
    HOWARD COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO,
    SER A
       5.250%, 08/15/16                     1,480        1,610
                                    --------------------------------------------
    HOWARD COUNTY, METROPOLITAN
    DISTRICT PROJECT, GO, SER A
       5.250%, 08/15/15                     1,925        2,112
                                    --------------------------------------------
    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    MULTI-FAMILY HOUSING
    DEVELOPMENT, WESTFIELD PROJECT,
    SER C
       5.200%, 12/01/29                     2,000        2,097
                                    --------------------------------------------
    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    RESIDENTIAL HOUSING & COMMUNITY
    DEVELOPMENT, SER A, FHA
       5.600%, 03/01/17                       945          988
                                    --------------------------------------------
    MARYLAND STATE, COMMUNITY
    DEVELOPMENT ADMINISTRATION RB,
    SINGLE-FAMILY HOUSING &
    COMMUNITY DEVELOPMENT, FIRST
    SER, FHA
       5.050%, 04/01/08                     1,000        1,060
                                    --------------------------------------------
    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB,
    CHESAPEAKE HILLS GOLF COURSE
    PROJECT
       8.250%, 11/01/26                     1,000        1,003
                                    --------------------------------------------


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                      MARYLAND TAX-FREE PORTFOLIO (continued) 33

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB,
    COLLEGIATE STUDENT HOUSING,
    SALISBURY PROJECT, SER A
       6.000%, 06/01/19                    $1,000    $   1,038
                                    --------------------------------------------
       5.600%, 06/01/10                     1,775        1,848
                                    --------------------------------------------
    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB,
    HEALTHCARE FACILITIES,
    GNMA-CRESCENT CITIES PROJECT,
    SER A, COLLATERALIZED BY GNMA
       4.650%, 12/20/08                       680          716
                                    --------------------------------------------
    MARYLAND STATE, ECONOMIC
    DEVELOPMENT AUTHORITY RB,
    LUTHERAN WORLD RELIEF PROJECT,
    GUARANTY AGREEMENT
       7.125%, 04/01/19                       930          979
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, BULLIS SCHOOL PROJECT, FSA
       5.250%, 07/01/20                     1,585        1,658
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, CARROLL COUNTY GENERAL
    HOSPITAL PROJECT
       6.000%, 07/01/37                     2,250        2,292
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, CATHOLIC HEALTH INITIATIVES
    PROJECT, SER A
       6.000%, 12/01/13                     1,370        1,540
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, FREDERICK MEMORIAL HOSPITAL
    PROJECT
       5.000%, 07/01/22                     2,500        2,435
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, HEBREW HOME OF WASHINGTON
    PROJECT
       5.800%, 01/01/32                     1,135        1,143
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, HELIX HEALTH PROJECT, AMBAC,
    ETM
       5.000%, 07/01/27                     2,500        2,541
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, HOSPITAL-CHARITY OBLIGATION
    GROUP, DAUGHTERS OF CHARITY
    PROJECT, SER A
       4.750%, 11/01/14                     1,000        1,029
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, HOWARD COUNTY GENERAL
    HOSPITAL PROJECT, ETM
       5.500%, 07/01/13                     1,000        1,040
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, JOHNS HOPKINS MEDICINE
    PROJECT, MBIA
       5.000%, 07/01/19                     1,500        1,552
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, JOHNS HOPKINS UNIVERSITY
    PROJECT
       5.250%, 07/01/17                    $2,000    $   2,123
                                    --------------------------------------------
       5.125%, 07/01/20                     2,000        2,060
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, LOYOLA COLLEGE PROJECT, SER
    A, MBIA
       5.375%, 10/01/11                       950        1,031
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, MCLEAN SCHOOL PROJECT
       6.000%, 07/01/20                       250          255
                                    --------------------------------------------
       6.000%, 07/01/31                       940          958
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, MEDLANTIC/HELIX PROJECT, SER
    A, FSA
       5.250%, 08/15/11                     2,000        2,185
                                    --------------------------------------------
       5.250%, 08/15/12                     1,175        1,276
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, MERCY MEDICAL CENTER PROJECT
       5.625%, 07/01/31                     2,000        2,005
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, MERCY MEDICAL CENTER
    PROJECT, AMBAC
       5.750%, 07/01/15                     2,000        2,087
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, NORTH ARUNDEL HOSPITAL
    PROJECT, MBIA
       6.000%, 07/01/12                       500          522
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, PENINSULA REGIONAL MEDICAL
    CENTER PROJECT
       5.000%, 07/01/08                     1,000        1,026
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, PENINSULA UNITED METHODISTS
    OF MARYLAND, SER B ++
       5.250%, 10/01/28                     1,000          994
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, PICKERSGILL PROJECT, SER A
       6.000%, 01/01/15                     1,500        1,583
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, POOLED LOAN PROGRAM, SER A,
    BANK ONE LOC SS.
       1.800%, 04/01/35                     1,200        1,200
                                    --------------------------------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, UNIVERSITY OF MARYLAND
    MEDICAL SYSTEM PROJECT
       5.000%, 07/01/12                     1,000        1,049
                                    --------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    MARYLAND STATE, INDUSTRIAL
    DEVELOPMENT FINANCING AUTHORITY
    RB, NATIONAL AQUARIUM BALTIMORE
    FACILITIES PROJECT, SER B
       5.100%, 11/01/22                    $1,000    $   1,005
                                    --------------------------------------------
    MARYLAND STATE, LOCAL FACILITIES
    AUTHORITY, CAPITAL IMPROVEMENT
    PROJECT, GO, SER A
       5.500%, 03/01/13                     2,000        2,293
                                    --------------------------------------------
    MARYLAND STATE, NATIONAL CAPITAL
    PARK & PLANNING COMMISSION RB,
    PARK ACQUISITION & DEVELOPMENT
    PROJECT, SER T-2
       5.375%, 01/15/14                     1,000        1,069
                                    --------------------------------------------
    MARYLAND STATE, STADIUM
    AUTHORITY RB, AMBAC
       5.500%, 03/01/12                     1,000        1,078
                                    --------------------------------------------
    MARYLAND STATE, TRANSPORTATION
    AUTHORITY RB
       5.750%, 07/01/15                     1,500        1,506
                                    --------------------------------------------
    MARYLAND STATE, TRANSPORTATION
    AUTHORITY RB,
    BALTIMORE/WASHINGTON
    INTERNATIONAL AIRPORT PROJECT,
    SER B, FGIC
       6.000%, 07/01/07                     1,000        1,071
                                    --------------------------------------------
    MARYLAND WATER QUALITY FINANCING
    ADMINISTRATION RB, REVOLVING
    LOAN FUND, SER A
       6.550%, 09/01/14                       945          958
                                    --------------------------------------------
       5.500%, 09/01/12                     1,250        1,347
                                    --------------------------------------------
    MONTGOMERY COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO
       4.750%, 02/01/15                     2,025        2,147
                                    --------------------------------------------
    MONTGOMERY COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO,
    SER A
       5.800%, 07/01/07                     1,000        1,140
                                    --------------------------------------------
    MONTGOMERY COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO,
    SER A, PREREFUNDED 01/01/10 @
    101
       5.600%, 01/01/16                     2,000        2,285
                                    --------------------------------------------
    MONTGOMERY COUNTY, SPECIAL
    OBLIGATION, WEST GERMANTOWN
    DEVELOPMENT DISTRICT PROJECT,
    GO, SER A, RADIAN GUARANTY
       5.375%, 07/01/20                       250          259
                                    --------------------------------------------
    NEW BALTIMORE, SCHOOL BOARD
    SYSTEM RB
       5.000%, 11/01/13                     1,135        1,219
                                    --------------------------------------------
    NORTHEAST MARYLAND WASTE
    DISPOSAL AUTHORITY RB, SOUTHWEST
    RESOURCE RECOVERY FACILITY
    PROJECT, MBIA
       7.200%, 01/01/06                     2,500        2,691
                                    --------------------------------------------
    PRINCE GEORGE'S COUNTY,
    STORMWATER MANAGEMENT PROJECT ,
    GO
       5.500%, 03/15/13                     2,575        2,662
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    PRINCE GEORGE'S COUNTY,
    CONSOLIDATED PUBLIC IMPROVEMENTS
    PROJECT, GO, FSA
       5.500%, 10/01/10                    $2,000    $   2,260
                                    --------------------------------------------
    QUEEN ANNE'S COUNTY, PUBLIC
    FACILITIES, GO, FGIC
       6.000%, 11/15/08                     1,000        1,145
                                    --------------------------------------------
       5.400%, 11/15/11                     1,000        1,095
                                    --------------------------------------------
    ST. MARY'S COLLEGE, ACADEMIC &
    AUXILIARY FACILITIES RB, SER A,
    MBIA
       5.250%, 09/01/27                     2,000        2,038
                                    --------------------------------------------
    ST. MARY'S COUNTY, CONSOLIDATED
    PUBLIC IMPROVEMENTS PROJECT, GO
       4.450%, 07/01/14                     1,100        1,152
                                    --------------------------------------------
    ST. MARY'S COUNTY, COUNTY
    COMMISSIONERS ST. MARY'S
    HOSPITAL PROJECT, GO
       5.000%, 10/01/21                     1,000        1,026
                                    --------------------------------------------
    UNIVERSITY OF MARYLAND,
    AUXILIARY FACILITY & TUITION RB,
    SER A
       5.500%, 04/01/10                     1,000        1,084
                                    --------------------------------------------
    WASHINGTON COUNTY, PUBLIC
    IMPROVEMENTS PROJECT, GO, MBIA,
    PREREFUNDED 01/01/05 @ 102
       5.800%, 01/01/15                     1,250        1,375
                                    --------------------------------------------
    WASHINGTON SUBURBAN SANITATION
    DISTRICT, GENERAL CONSTRUCTION
    PROJECT, GO
       6.000%, 06/01/18                     1,000        1,200
                                    --------------------------------------------
    WASHINGTON SUBURBAN SANITATION
    DISTRICT, WATER SUPPLY PROJECT,
    GO
       4.700%, 06/01/18                     2,000        2,055
                                    --------------------------------------------

    TOTAL MARYLAND
    (COST $112,986)                                  $ 119,363
================================================================================

PUERTO RICO -- 3.6%

    COMMONWEALTH OF PUERTO RICO,
    HIGHWAY & TRANSPORTATION RB, SER
    F
       5.250%, 07/01/11                     1,000        1,112
                                    --------------------------------------------
    COMMONWEALTH OF PUERTO RICO,
    PUBLIC BUILDINGS AUTHORITY RB,
    MBIA-IBC COMMONWEALTH GTD
       5.700%, 07/01/16                       500          521
                                    --------------------------------------------
    COMMONWEALTH OF PUERTO RICO,
    PUBLIC FINANCE AUTHORITY RB, SER
    A, AMBAC
       5.375%, 06/01/19                     1,500        1,669
                                    --------------------------------------------
    COMMONWEALTH OF PUERTO RICO,
    PUBLIC IMPROVEMENTS PROJECT, GO,
    MBIA
       6.250%, 07/01/12                     1,000        1,214
                                    --------------------------------------------
    TOTAL PUERTO RICO
    (COST $4,251)                                    $   4,516
================================================================================
TOTAL MUNICIPAL BONDS & NOTES
  (COST $117,237)                                    $ 123,879
================================================================================

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                      MARYLAND TAX-FREE PORTFOLIO (concluded) 35

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES  VALUE (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 0.4%

    ARK TAX-FREE MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                     533    $     533
                                    --------------------------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $533)                                          $     533
================================================================================
TOTAL INVESTMENTS -- 98.8%
(COST $117,770)                                      $ 124,412
================================================================================
OTHER ASSETS & LIABILITIES, NET -- 1.2%              $   1,460
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 125,872
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

ss These variable rate securities are subject to a put and demand feature. The date shown is the stated maturity.

  ETM -- Escrowed to Maturity

  GO -- General Obligation

  LOC -- Securities are held in connection with a letter of credit support for securities listed above, as indicated.

  RB -- Revenue Bond

  Ser -- Series

  These organizations have provided underlying credit support for securities as listed above, as indicated.

  AMBAC -- American Municipal Bond Assurance Corporation

  FGIC -- Financial Guaranty Insurance Corporation

  FHA -- Federal Housing Authority

  FSA -- Financial Security Assistance

  GNMA -- Government National Mortgage Association

  IBC -- Insured Bond Certification

  MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

36   PENNSYLVANIA TAX-FREE PORTFOLIO

PENNSYLVANIA TAX-FREE PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

29% OTHER

28% HEALTH CARE

24% GENERAL OBLIGATIONS

6% EDUCATION

5% INDUSTRIAL

4% UTILITY

3% POLLUTION CONTROL

1% HOUSING


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 97.4%

    PENNSYLVANIA -- 97.4%

    ADAMS COUNTY, GO, FGIC,
    PREREFUNDED 05/15/11 @ 100
       5.500%, 11/15/26                    $2,500    $   2,874
                                    --------------------------------------------
    ALLEGHENY COUNTY, GO, SER C-52,
    FGIC
       5.250%, 11/01/21                     4,000        4,120
                                    --------------------------------------------
    ALLEGHENY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    ENVIRONMENTAL IMPROVEMENT
    PROJECT, SER A
       6.700%, 12/01/20                     4,150        4,300
                                    --------------------------------------------
    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    PENNSWOOD VILLAGE PROJECT, SER A
       6.000%, 10/01/27                     1,000        1,022
                                    --------------------------------------------
    BUCKS COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    PERSONAL CARE, SER A, ETM,
    REMARKETED 11/15/93
      10.000%, 05/15/19                     4,775        7,921
                                    --------------------------------------------
    BURRELL SCHOOL DISTRICT, GO,
    FGIC, STAID
       5.250%, 11/15/10                     2,200        2,420
                                    --------------------------------------------
    CHESTER COUNTY, HEALTH &
    EDUCATION FACILITIES AUTHORITY
    RB, CHESTER COUNTY HOSPITAL
    PROJECT, MBIA
       5.625%, 07/01/09                     1,985        2,176
                                    --------------------------------------------
       5.625%, 07/01/10                     1,675        1,828
                                    --------------------------------------------
       5.500%, 07/01/07                       965        1,065
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    CHESTER COUNTY, HEALTH &
    EDUCATION FACILITIES AUTHORITY
    RB, IMMACULATA COLLEGE PROJECT,
    RADIAN - IBC GUARANTY
       5.625%, 10/15/27                    $2,250    $   2,326
                                    --------------------------------------------
    CHESTER COUNTY, HEALTH &
    EDUCATION FACILITIES AUTHORITY
    RB, JEFFERSON HEALTH SYSTEMS
    PROJECT, SER B
       5.375%, 05/15/27                     2,000        1,969
                                    --------------------------------------------
    CHESTER COUNTY, HEALTH &
    EDUCATION FACILITIES AUTHORITY
    RB, MAIN LINE HEALTH SYSTEMS
    PROJECT, SER A, MBIA-IBC
       5.300%, 05/15/07                     2,045        2,168
                                    --------------------------------------------
    DAUPHIN COUNTY, GENERAL HEALTH
    AUTHORITY RB, PINNACLE HEALTH
    SYSTEM PROJECT, MBIA
       5.200%, 05/15/09                       910          987
                                    --------------------------------------------
    DELAWARE COUNTY, DUNWOODY
    VILLAGE PROJECT RB
       6.250%, 04/01/30                     1,200        1,239
                                    --------------------------------------------
       5.550%, 04/01/06                       300          301
                                    --------------------------------------------
    DELAWARE COUNTY, HOSPITAL RB,
    CHESTER COMMUNITY HOSPITAL
    PROJECT
       6.000%, 12/15/20                     4,000        3,950
                                    --------------------------------------------
    DOWNINGTON, AREA SCHOOL
    DISTRICT, GO, FSA - STAID
       4.900%, 04/01/16                     2,130        2,218
                                    --------------------------------------------
    INDIANA COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, NEW
    YORK STATE ELECTRIC & GAS
    PROJECT, SER A, MBIA
       6.000%, 06/01/06                     1,500        1,680
                                    --------------------------------------------
    LANCASTER COUNTY, SOLID WASTE
    MANAGEMENT AUTHORITY RB, SER B,
    AMBAC
       5.375%, 12/15/15                     4,000        4,345
                                    --------------------------------------------
    LEHIGH COUNTY, GO, SER A, CNTY
    GTD, PREREFUNDED 05/15/06 @ 100
       5.550%, 11/15/12                     2,100        2,331
                                    --------------------------------------------
       5.500%, 11/15/11                     2,000        2,215
                                    --------------------------------------------
    LEHIGH COUNTY, GENERAL PURPOSE
    AUTHORITY GOH, MUHLENBERG
    HOSPITAL CENTER PROJECT, ETM
       5.750%, 07/15/10                     1,270        1,421
                                    --------------------------------------------
       5.750%, 07/15/10                     1,730        1,935
                                    --------------------------------------------
    LEHIGH COUNTY, GENERAL PURPOSE
    AUTHORITY RB, KIDSPEACE PROJECT
       6.000%, 11/01/18                     2,000        1,874
                                    --------------------------------------------
    LUZERNE COUNTY, PENNSYLVANIA
    FLOOD PROTECTION AUTHORITY RB,
    SER A, CNTY GTD - MBIA
       5.250%, 01/15/12                     2,310        2,581
                                    --------------------------------------------


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                  PENNSYLVANIA TAX-FREE PORTFOLIO (continued) 37

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


    MERCER COUNTY, GO, FGIC
       5.500%, 10/01/18                    $1,155    $   1,252
                                    --------------------------------------------
       5.500%, 10/01/19                     1,215        1,308
                                    --------------------------------------------
    MONTGOMERY COUNTY, GO
       5.375%, 07/15/13                     1,885        2,075
                                    --------------------------------------------
    MONTGOMERY COUNTY, HEALTH &
    HIGHER EDUCATION FACILITIES
    AUTHORITY RB, BEAVER COLLEGE
    PROJECT, CONLEE
       5.700%, 04/01/10                       500          553
                                    --------------------------------------------
    MONTGOMERY COUNTY, HEALTH &
    HIGHER EDUCATION FACILITIES
    AUTHORITY RB, HOLY REDEEMER
    HEALTH PROJECT, SER A, AMBAC
       5.500%, 10/01/08                     1,275        1,418
                                    --------------------------------------------
       5.250%, 10/01/04                     2,070        2,194
                                    --------------------------------------------
    MONTGOMERY COUNTY, HEALTH &
    HIGHER EDUCATION FACILITIES
    AUTHORITY RB, PHILADELPHIA
    GERIATRIC CENTER PROJECT, SER A
       7.250%, 12/01/19                     3,000        3,034
                                    --------------------------------------------
    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, ACTS
    RETIREMENT-LIFE COMMUNITIES
    PROJECT
       5.250%, 11/15/28                     3,000        2,805
                                    --------------------------------------------
    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, ADULT
    COMMUNITIES TOTAL SERVICES
    PROJECT, SER B
       5.750%, 11/15/17                     1,000        1,026
                                    --------------------------------------------
    NORTHHAMPTON COUNTY, GO
       5.125%, 08/15/19                     2,575        2,688
                                    --------------------------------------------
    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A,
    FGIC, ETM
       6.000%, 09/01/19                     5,410        6,391
                                    --------------------------------------------
    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A, FSA
       6.750%, 09/01/19                     2,000        2,200
                                    --------------------------------------------
    PENNSYLVANIA STATE, CONVENTION
    CENTER AUTHORITY RB, SER A,
    MBIA-IBC
       6.750%, 09/01/19                     2,500        2,750
                                    --------------------------------------------
    PENNSYLVANIA STATE, GO, FIRST
    SER, FGIC
       5.375%, 05/15/15                     5,000        5,362
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, DREXEL UNIVERSITY PROJECT
       6.000%, 05/01/24                     4,075        4,248
                                    --------------------------------------------
    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, GWYNEDD-MERCY COLLEGE
    PROJECT, RADIAN GUARANTY
       5.600%, 11/01/22                     2,600        2,753
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    PENNSYLVANIA STATE, HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, UNIVERSITY OF PENNSYLVANIA
    HEALTH SERVICES PROJECT, SER A
       5.500%, 01/01/09                    $4,000    $   4,210
                                    --------------------------------------------
    PENNSYLVANIA STATE, HOUSING
    FINANCE AGENCY RB, SER 50A
       6.000%, 10/01/13                     1,500        1,586
                                    --------------------------------------------
    PENNSYLVANIA STATE, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, AMBAC
       6.000%, 07/01/06                     3,000        3,368
                                    --------------------------------------------
    PHILADELPHIA, AUTHORITY FOR
    INDUSTRIAL LEASE RB, SER B, FSA
       5.250%, 10/01/30                     2,000        2,035
                                    --------------------------------------------
    PHILADELPHIA, GO, FGIC
       5.125%, 05/15/14                     5,000        5,331
                                    --------------------------------------------
    PHILADELPHIA, HEALTH & HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, COMMUNITY COLLEGE OF
    PHILADELPHIA PROJECT, AMBAC
       5.500%, 05/01/14                     1,280        1,410
                                    --------------------------------------------
       5.500%, 05/01/15                     1,350        1,490
                                    --------------------------------------------
    PHILADELPHIA, HEALTH & HIGHER
    EDUCATIONAL FACILITIES AUTHORITY
    RB, JEFFERSON HEALTH SYSTEM
    PROJECT, SER A
       5.500%, 05/15/05                     1,000        1,068
                                    --------------------------------------------
    PHILADELPHIA, HOSPITAL & HIGHER
    EDUCATION FACILITIES AUTHORITY
    RB, TEMPLE UNIVERSITY HOSPITAL
    PROJECT, SER A
       6.625%, 11/15/23                     3,250        3,291
                                    --------------------------------------------
    PHILADELPHIA, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, CITY
    OF PHILADELPHIA PROJECT, SER A,
    MBIA
       6.000%, 02/15/07                     1,365        1,541
                                    --------------------------------------------
    PHILADELPHIA, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    FRANKLIN INSTITUTE PROJECT
       5.200%, 06/15/18                     2,100        2,118
                                    --------------------------------------------
       5.200%, 06/15/26                     2,100        1,956
                                    --------------------------------------------
    PHILADELPHIA, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, GIRARD
    ESTATE COAL MINING PROJECT, ETM
       5.500%, 11/15/16                     3,590        3,850
                                    --------------------------------------------
    PHILADELPHIA, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB,
    SIMPSON HOUSE PROJECT
       4.750%, 08/15/08                     1,000        1,003
                                    --------------------------------------------
    PHILADELPHIA, MUNICIPAL
    AUTHORITY RB, JUSTICE LEASE
    PROJECT, SER A, MBIA
       7.100%, 11/15/06                     4,095        4,155
                                    --------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

38   PENNSYLVANIA TAX-FREE PORTFOLIO (concluded)

--------------------------------------------------------------------------------
                                 SHARES/PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    PHILADELPHIA, WATER & WASTEWATER
    RB, MBIA
       6.250%, 08/01/07                    $3,000    $   3,461
                                    --------------------------------------------
       6.250%, 08/01/08                     2,150        2,502
                                    --------------------------------------------
    PITTSBURGH & ALLEGHENY COUNTIES,
    REGIONAL ASSET DISTRICT SALES
    TAX, AMBAC
       5.250%, 02/01/17                     3,000        3,165
                                    --------------------------------------------
    RIDLEY PARK, TAYLOR HOSPITAL RB,
    SER A, ETM
       6.000%, 12/01/05                       495          524
                                    --------------------------------------------
    SCRANTON-LACKAWANNA, MERCY
    HEALTH HOSPITAL FACILITIES RB,
    SER B, MBIA
       5.625%, 01/01/16                     2,000        2,170
                                    --------------------------------------------
    TREDYFFRIN TOWNSHIP, GO
       5.250%, 11/15/17                     1,750        1,827
                                    --------------------------------------------
    WEST CHESTER AREA SCHOOL
    DISTRICT, GO
       5.000%, 04/15/16                     1,515        1,592
                                    --------------------------------------------
       5.000%, 04/15/18                     1,000        1,037
                                    --------------------------------------------
    TOTAL PENNSYLVANIA                               $ 158,013
================================================================================
TOTAL MUNICIPAL BONDS & NOTES
(COST $149,796)                                      $ 158,013
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 1.3%

ARK PENNSYLVANIA TAX-FREE MONEY
    MARKET PORTFOLIO INSTITUTIONAL CLASS t  2,132        2,132
                                    --------------------------------------------

TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $2,132)                                        $   2,132
================================================================================
TOTAL INVESTMENTS -- 98.7%
(COST $151,928)                                      $ 160,145
================================================================================
OTHER ASSETS & LIABILITIES, NET-- 1.3%               $   2,139
================================================================================
TOTAL NET ASSETS-- 100.0%                            $ 162,284
================================================================================

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

  ETM -- Escrowed to Maturity
  GO -- General Obligation
  GOH -- General Obligation of Hospital
  RB -- Revenue Bond
  Ser -- Series
  STAID -- State Aid Withholding

  These organizations have provided underlying credit support for securities as listed above, as indicated.

  AMBAC -- American Municipal Bond Assurance Corporation
  CNTY GTD -- County Guaranteed
  CONLEE -- College Construction Loan Insurance Association
  FGIC -- Financial Guaranty Insurance Corporation
  FSA -- Financial Security Assistance
  IBC -- Insured Bond Certification
  MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

 This page intentionally left blank.

40       FIXED INCOME PORTFOLIOS

INTERMEDIATE FIXED INCOME PORTFOLIO


[PHOTO OMITTED]

WILMER C. STITH III, CFA

PORTFOLIO MANAGER

WILMER C. STITH III, CFA IS MANAGER OF THE INTERMEDIATE FIXED INCOME PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.

MANAGEMENT DISCUSSION AND ANALYSIS
      As the summer dragged on and the anniversary of 9/11 approached, the bond market recalibrated the probability of a "double dip" recession. This was the gloomy backdrop to a continued flight to quality as U.S. Treasuries outperformed all other fixed income sectors. Over the last six months, the 10-year U.S. Treasury Note fell precipitously from a 5.10% yield to a 3.90% yield. The effects of such extraordinarily low interest rates reverberated throughout the bond market. This was particularly the case in the mortgaged-back securities market as a record number of home mortgage refinancings caused prepayments to skyrocket. This massive shrinking in the effective maturity of mortgage-backed securities has led them to underperform U.S. Treasuries. The corporate sector also underperformed as we witnessed more corporate malfeasance and credit rating downgrades.

      Year-to-date, the Portfolio outperformed its Lipper peer group for several reasons. We continued to upgrade credit quality by reducing our corporate exposure. We became less sanguine to banks with significant exposure to Brazil and a relatively high loan exposure to the telecom sector. We sold positions in Fleet Bank, Credit Suisse First Boston, and Citibank. The Portfolio is underweighted in the corporate sector vs. the Lehman Intermediate Government/Credit Index by 12%. Perhaps more importantly, the Portfolio has only a 6% allocation to corporate securities in the low end of the investment grade spectrum (Baa), while the Index has 14%.

      While mortgages underperformed, our 12% allocation now consists mostly of much older securities that have "burned out." As time passes there remains a segment of mortgage holders that for reasons such as a low loan balance or prepayment penalty features choose not to refinance their mortgage. This results in a mortgage security that is much less sensitive to prepayment risks (burned out) relative to newer mortgage securities. Our position in high-coupon and "burned out" collateral contributed positively towards Portfolio performance. We also maintained a higher duration vs. the Index, anticipating stock market volatility, a slackening economy, and heightened geopolitical risks.

      We hold the view that interest rates should move modestly lower and thus expect to maintain a longer-weighted average maturity vs. the Index. As the economy rebounds, we look to selectively increase our exposure to the corporate sector.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 41

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                   LEHMAN         LEHMAN            LIPPER
                                  BROTHERS        BROTHERS       INTERMEDIATE
                                INTERMEDIATE    INTERMEDIATE   INVESTMENT GRADE
                       INST'L   GOV'T./CREDIT  U.S. GOVERNMENT    DEBT FUNDS
                    CLASS SHARES    INDEX        BOND INDEX       OBJECTIVE
One year total return   5.61%       5.91%           6.69%            3.71%
--------------------------------------------------------------------------------
Annualized three year
total return            7.96%       8.81%           9.04%            7.68%
--------------------------------------------------------------------------------
Annualized five year
total return            6.39%       7.26%           7.44%            6.14%
--------------------------------------------------------------------------------
Annualized total return
inception to date       6.41%        --              --               --
--------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning November 18, 1996.

  The performance of the Lehman Brothers Intermediate Government/Credit Index and the Lehman Brothers Intermediate U.S. Government Bond Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

29% CORPORATE OBLIGATIONS

29% U.S. TREASURY OBLIGATIONS

19% U.S. GOVERNMENT AGENCY OBLIGATIONS

15% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS

5% ASSET-BACKED SECURITIES

3% OTHER


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 30.4%

    TREASURY INFLATION INDEX
       3.500%, 01/15/11                    $7,000    $   7,898
                                    --------------------------------------------
       3.375%, 01/15/12                     1,000        1,100
                                    --------------------------------------------
       3.000%, 07/15/12                     2,000        2,113
                                    --------------------------------------------

    U.S. TREASURY BONDS
       5.375%, 02/15/31                     1,000        1,055
                                    --------------------------------------------
       4.375%, 05/15/07 o                   2,160        2,315

    U.S. TREASURY NOTES
       6.625%, 05/15/07                       175          205
                                    --------------------------------------------
       6.125%, 08/15/07                     1,120        1,288
                                    --------------------------------------------
       6.000%, 08/15/09                     2,000        2,312
                                    --------------------------------------------
       5.625%, 05/15/08 o                   3,665        4,148
                                    --------------------------------------------
       5.500%, 05/15/09                     1,500        1,691
                                    --------------------------------------------
       4.750%, 11/15/08                     3,755        4,079
                                    --------------------------------------------
       4.625%, 05/15/06                       690          743
                                    --------------------------------------------
       4.375%, 08/15/12 o                   1,965        2,040
                                    --------------------------------------------
       4.000%, 11/15/12                     3,000        3,014
                                    --------------------------------------------
       3.500%, 11/15/06                     1,055        1,094
                                    --------------------------------------------
       3.250%, 08/15/07                     3,780        3,867
                                    --------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $36,909)                                     $  38,962
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.7%

    FHLB
       6.500%, 11/13/09 o                   5,000        5,753
                                    --------------------------------------------
       3.250%, 08/15/05                     2,500        2,555
                                    --------------------------------------------
    FHLMC
       5.875%, 03/21/11                     2,500        2,703
                                    --------------------------------------------
       5.125%, 07/15/12                     1,000        1,045
                                    --------------------------------------------
       4.000%, 10/29/07                     2,000        2,046
                                    --------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    FNMA
       6.000%, 05/15/08                    $3,260     $  3,666
                                    --------------------------------------------
       5.500%, 05/02/06                     1,500        1,641
                                    --------------------------------------------
       4.250%, 07/15/07 o                   4,000        4,189
                                    --------------------------------------------
    PRIVATE EXPORT FUNDING, SER UU
       7.950%, 11/01/06                     1,495        1,669
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $23,514)                                       $  25,267
================================================================================

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 15.5%

    FHLMC
       6.500%, 07/01/09                     1,398        1,467
                                    --------------------------------------------
       6.250%, 11/15/22                     1,521        1,602
                                    --------------------------------------------
    FHLMC, SER T
       4.105%, 10/27/31                     1,000        1,010
                                    --------------------------------------------
    FNMA
       7.500%, 12/01/29                       999        1,056
                                    --------------------------------------------
       7.000%, 06/01/03                        25           25
                                    --------------------------------------------
       6.500%, 05/01/08                       272          288
                                    --------------------------------------------
       6.500%, 10/01/08                       874          924
                                    --------------------------------------------
       6.500%, 06/01/13                       693          730
                                    --------------------------------------------
       6.500%, 03/01/32                     1,087        1,127
                                    --------------------------------------------
       6.000%, 04/01/11                     1,044        1,097
                                    --------------------------------------------
    FNMA +/-
       5.500%, 11/01/17                     5,000        5,163
                                    --------------------------------------------
    FNMA, REMIC
       6.500%, 04/25/23                     2,705        2,969
                                    --------------------------------------------
       6.250%, 07/25/08                     1,453        1,541
                                    --------------------------------------------
       6.000%, 11/25/28                       318          318
                                    --------------------------------------------
    GNMA
       7.000%, 02/15/29                       513          539
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $18,975)                                       $  19,856
================================================================================

CORPORATE OBLIGATIONS -- 31.8%


    BANKS -- 9.1%

    BANK ONE
       7.600%, 05/01/07                     1,000        1,167
                                    --------------------------------------------
    BANK OF AMERICA
       7.800%, 02/15/10                       965        1,136
                                    --------------------------------------------
       6.625%, 10/15/07                       500          567
                                    --------------------------------------------
    BANK OF NEW YORK
       5.200%, 07/01/07                     1,000        1,070
                                    --------------------------------------------
    FIRST UNION NATIONAL BANK
       7.875%, 02/15/10                     1,000        1,192
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    MELLON FUNDING
       4.875%, 06/15/07                    $1,500    $   1,580
                                    --------------------------------------------
    SUNTRUST BANKS
       7.375%, 07/01/06                     1,500        1,699
                                    --------------------------------------------
    WACHOVIA
       6.625%, 06/15/04                       970        1,032
                                    --------------------------------------------
    WELLS FARGO
       7.125%, 08/15/06                     1,920        2,170
                                    --------------------------------------------
    TOTAL BANKS                                      $  11,613
================================================================================

    CONSUMER DISCRETIONARY -- 3.0%

    TARGET
       6.350%, 01/15/11                     2,025        2,205
                                    --------------------------------------------
    WAL-MART STORES
       5.450%, 08/01/06                     1,460        1,592
                                    --------------------------------------------
    TOTAL CONSUMER DISCRETIONARY                     $   3,797
================================================================================

    CONSUMER STAPLES -- 2.1%

    CONAGRA FOODS
       7.500%, 09/15/05                     1,000        1,119
                                    --------------------------------------------
    SAFEWAY
       7.000%, 09/15/07                     1,000        1,123
                                    --------------------------------------------
       3.800%, 08/15/05                       400          406
                                    --------------------------------------------
    TOTAL CONSUMER STAPLES                           $   2,648
================================================================================

    ENERGY -- 4.3%

    APACHE
       6.500%, 12/15/07                     2,000        2,263
                                    --------------------------------------------
    ATLANTIC RICHFIELD
      10.875%, 07/15/05                       962        1,170
                                    --------------------------------------------
    CHEVRONTEXACO CAPITAL
       3.500%, 09/17/07                       990        1,001
                                    --------------------------------------------
    DEVON FINANCING
       6.875%, 09/30/11                     1,000        1,110
                                    --------------------------------------------
    TOTAL ENERGY                                     $   5,544
================================================================================

    FINANCIALS -- 8.8%

    CITIFINANCIAL
       7.750%, 03/01/05                     1,285        1,423
                                    --------------------------------------------
    GENERAL ELECTRIC CAPITAL, MTN,
    SER A
       4.625%, 09/15/09                     1,745        1,759
                                    --------------------------------------------
    GENERAL MOTORS ACCEPTANCE
       7.000%, 02/01/12 o                   1,000          922
                                    --------------------------------------------

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                              INTERMEDIATE FIXED INCOME PORTFOLIO (concluded) 43

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    GOLDMAN SACHS GROUP
       5.700%, 09/01/12                    $1,000    $   1,023
                                    --------------------------------------------
    JOHN DEERE CAPITAL
       4.500%, 08/22/07                     1,000        1,029
                                    --------------------------------------------
    LEHMAN BROTHERS HOLDINGS
       6.250%, 05/15/06                       670          721
                                    --------------------------------------------
    MERITA BANK
       6.500%, 01/15/06                     2,060        2,250
                                    --------------------------------------------
    MORGAN STANLEY
       6.750%, 04/15/11                     1,500        1,636
                                    --------------------------------------------
       5.800%, 04/01/07                       500          536
                                    --------------------------------------------
    TOTAL FINANCIALS                                 $  11,299
================================================================================

    INDUSTRIALS -- 2.1%

    CANADIAN NATIONAL RAILWAY ++
       6.450%, 07/15/06                     2,445        2,686
                                    --------------------------------------------
    TOTAL INDUSTRIALS                                $   2,686
================================================================================

    TELECOMMUNICATION SERVICES -- 0.1%

    ALLTEL
       7.125%, 03/01/03                       125          127
                                    --------------------------------------------
    TOTAL TELECOMMUNICATION SERVICES                 $     127
================================================================================

    UTILITIES -- 2.3%

    COLUMBUS SOUTHERN POWER, MBIA
       6.510%, 02/01/08                     1,250        1,389
                                    --------------------------------------------
    CONSOLIDATED NATURAL GAS
       6.850%, 04/15/11                     1,500        1,614
                                    --------------------------------------------
    TOTAL UTILITIES                                  $   3,003
================================================================================

TOTAL CORPORATE OBLIGATIONS
(COST $38,289)                                       $  40,717
================================================================================

ASSET-BACKED SECURITIES -- 5.1%

    EQCC HOME EQUITY LOAN TRUST,
    SER 1999-1, CL A3F
       5.915%, 11/20/24                     1,006        1,029
                                    --------------------------------------------
    FORD CREDIT AUTO OWNER TRUST,
    SER 2002-B, CL A4
       4.750%, 08/15/06                     1,000        1,055
                                    --------------------------------------------
    HOUSEHOLD AUTOMOTIVE TRUST,
    SER 2002-2, CL A3
       2.850%, 03/19/07                     1,000        1,013
                                    --------------------------------------------
    RESIDENTIAL ASSET SECURITIES,
    SER 2002-KS6, CL AI3
       3.580%, 12/25/26                     1,250        1,266
                                    --------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    SLMA, SER 1997-4, CL A1 ++
       2.328%, 07/25/06                    $  172    $     173
                                    --------------------------------------------
    SLMA, SER 1998-2, CL A1 ++
       2.258%, 04/25/07                       151          151
                                    --------------------------------------------
    THE MONEY STORE HOME EQUITY TRUST,
    SER 1997-D, CL AF5
       6.555%, 12/15/38                     1,780        1,838
                                    --------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $6,354)                                        $   6,525
================================================================================

PREFERRED STOCK -- 0.8%

    FINANCIALS -- 0.8%
    SIMON PROPERTY GROUP                       20        1,010
                                    --------------------------------------------
    TOTAL FINANCIALS                                 $   1,010
================================================================================
TOTAL PREFERRED STOCK
(COST $1,012)                                        $   1,010
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 2.2%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   2,811        2,811
                                    --------------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $2,811)                                        $   2,811
================================================================================
TOTAL INVESTMENTS -- 105.5%
(COST $127,864)                                      $ 135,148
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (5.5)%            $  (7,062)
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 128,086
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

o This security or a partial position of this security is on loan at 10/31/02 (see note 6).

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+/-When Issued Security, total cost $5,150 (in thousands)

   Cl -- Class
   FHLB -- Federal Home Loan Bank
   FHLMC -- Federal Home Loan Mortgage Corporation
   FNMA -- Federal National Mortgage Association
   GNMA -- Government National Mortgage Association
   MTN -- Medium Term Note
   REMIC -- Real Estate Mortgage Investment Conduit
   Ser -- Series
   SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

44       FIXED INCOME PORTFOLIOS

U.S. GOVERNMENT BOND PORTFOLIO


[PHOTO OMITTED]

JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS CO-MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO, AND HE IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN IS A MANAGING DIRECTOR OF AIA, THE MANAGER OF THE FIXED INCOME GROUP, AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



[PHOTO OMITTED]

WILMER C. STITH III, CFA

PORTFOLIO MANAGER

WILMER C. STITH III, CFA IS CO-MANAGER OF THE U.S. GOVERNMENT BOND PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.



MANAGEMENT DISCUSSION AND ANALYSIS
      As the summer dragged on and the anniversary of 9/11 approached, the bond market recalibrated the probability of a "double dip" recession. This was the gloomy backdrop to a continued flight to quality as U.S. Treasuries outperformed all other fixed income sectors. Over the last six months, the 10-year U.S. Treasury Note fell precipitously from a 5.10% yield to a 3.90% yield. The effects of such extraordinarily low interest rates reverberated throughout the bond market. This was particularly the case in the mortgage-backed securities market as a record number of home mortgage refinancings caused prepayments to skyrocket. This massive shrinking in the effective maturity of mortgage-backed securities has led them to underperform U.S. Treasuries. The corporate sector also underperformed as we witnessed more corporate malfeasance and credit rating downgrades.

      We continued to upgrade credit quality by reducing our corporate exposure. We became less sanguine to companies exposed to event risk. We sold positions in El Paso and Household Finance. The Portfolio is underweighted in the corporate sector on a duration basis vs. the Lehman Intermediate Government/Credit Index (the "Index") by approximately 38%. The Portfolio, in keeping with its goal to be primarily invested in U.S. government securities, is overweighted in mortgages vs. the Index by 23%. This substantial overweighting of mortgages detracted from performance.

      We hold the view that interest rates should move modestly lower and thus expect to maintain a longer-weighted average maturity vs. the Index. As the economy eventually rebounds, we look to selectively increase our exposure to the corporate sector. We will also continue to employ our conservative and disciplined investment strategy of actively pursuing relative value in both sector allocation and security selection.




OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                               U.S. GOVERNMENT BOND PORTFOLIO 45

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                  LEHMAN          LIPPER
                                                 BROTHERS       INTERMEDIATE
                        INST'L     CLASS A     INTERMEDIATE    U.S. GOV'T. FUNDS
                     CLASS SHARES  SHARES*  GOV'T/CREDIT INDEX   OBJECTIVE
--------------------------------------------------------------------------------
One year total return     4.76%      4.70%        5.91%            5.31%
--------------------------------------------------------------------------------
One year total return
with load                   --      -0.05%         --               --
--------------------------------------------------------------------------------
Annualized three year
total return              7.49%      7.37%        8.81%            8.38%
--------------------------------------------------------------------------------
Annualized three year
total return with load      --       5.73%         --               --
--------------------------------------------------------------------------------
Annualized five year
total return              5.95%      7.38%        7.26%            6.55%
--------------------------------------------------------------------------------
Annualized five year
total return with load      --       6.39%         --               --
--------------------------------------------------------------------------------
Annualized total return
inception to date         6.01%      6.96%         --               --
--------------------------------------------------------------------------------
Annualized total return
inception to date with load --       6.21%         --               --
--------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  For each class, performance presented prior to March 23, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund from its inception date of April 1, 1996. Class A Shares were offered beginning April 1, 1998. Performance for Class A Shares with load reflects the deduction of the 4.50% sales charge.

* Performance shown prior to the actual inception date of the Class A Shares represents that of the Institutional Class adjusted for the sales charge and total operating expenses applicable to Class A Shares.

  The performance of the Lehman Brothers Intermediate Government/Credit Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.



DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

36% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS

26% U.S. GOVERNMENT AGENCY OBLIGATIONS

21% U.S. TREASURY OBLIGATIONS

6% CORPORATE OBLIGATIONS

4% RELATED MONEY MARKET PORTFOLIO

3% REPURCHASE AGREEMENT

3% ASSET-BACKED SECURITIES

1% PREFERRED STOCK


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 20.6%

    TREASURY INFLATION INDEX
       3.500%, 01/15/11                    $5,000    $   5,641
                                    --------------------------------------------
    U.S. TREASURY BONDS
       7.500%, 11/15/16 o                   1,500        1,934
                                    --------------------------------------------
       5.375%, 02/15/31                       990        1,045
                                    --------------------------------------------
    U.S. TREASURY NOTES
       6.750%, 05/15/05                     1,500        1,678
                                    --------------------------------------------
       5.000%, 08/15/11                     1,385        1,509
                                    --------------------------------------------
       4.750%, 11/15/08                       825          896
                                    --------------------------------------------
       4.625%, 05/15/06                     2,000        2,155
                                    --------------------------------------------
       4.375%, 08/15/12 o                   4,500        4,671
                                    --------------------------------------------
       3.250%, 08/15/07                       720          736
                                    --------------------------------------------
       2.125%, 10/31/04                     1,000        1,009
                                    --------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $20,344)                                       $  21,274
================================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.3%

    FHLB
       6.625%, 11/15/10                     1,435        1,658
                                    --------------------------------------------
    FHLMC
       5.875%, 03/21/11                     2,000        2,163
                                    --------------------------------------------
       5.125%, 07/15/12                     2,615        2,733
                                    --------------------------------------------
    FNMA
       5.500%, 05/02/06 o                   3,025        3,309
                                    --------------------------------------------
       4.250%, 07/15/07                     1,500        1,571
                                    --------------------------------------------
       4.000%, 03/11/05                     2,000        2,016
                                    --------------------------------------------
       3.875%, 03/15/05 o                   5,000        5,208
                                    --------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    FNMA, MTN
       6.470%, 09/25/12                    $7,500    $   8,602
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $25,362)                                       $  27,260
================================================================================
   U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 35.9%

    FHLMC
       6.590%, 10/15/25                     1,500        1,570
                                    --------------------------------------------
       6.250%, 11/15/22                       437          461
                                    --------------------------------------------
       6.000%, 03/01/13                     6,660        6,980
                                    --------------------------------------------
    FHLMC, REMIC
       6.250%, 09/15/23                     5,000        5,427
                                    --------------------------------------------
       6.000%, 04/15/21                     5,000        5,053
                                    --------------------------------------------
    FNMA
       6.500%, 08/01/28                       980        1,017
                                    --------------------------------------------
       6.500%, 08/01/28                     1,255        1,302
                                    --------------------------------------------
       6.500%, 08/01/28                     3,212        3,333
                                    --------------------------------------------
       6.500%, 03/01/29                     2,584        2,682
                                    --------------------------------------------
       6.500%, 03/01/29                     2,374        2,462
                                    --------------------------------------------
       6.500%, 05/01/29                     1,763        1,828
                                    --------------------------------------------
       6.500%, 03/01/32                     1,862        1,930
                                    --------------------------------------------
    FNMA, REMIC
       6.000%, 09/18/26                     3,000        3,102
                                    --------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $35,731)                                       $  37,147
================================================================================

CORPORATE OBLIGATIONS -- 5.8%

    BANKS -- 1.4%

    BANK OF AMERICA
       5.250%, 02/01/07                     1,425        1,526
                                    --------------------------------------------
    TOTAL BANKS                                      $   1,526
================================================================================

    CONSUMER STAPLES -- 1.1%

    CONAGRA FOODS
       7.500%, 09/15/05                     1,000        1,119
                                    --------------------------------------------
    TOTAL CONSUMER STAPLES                           $   1,119
================================================================================

    ENERGY -- 1.1%

    HUSKY OIL
       7.550%, 11/15/16                     1,000        1,161
                                    --------------------------------------------
    TOTAL ENERGY                                     $   1,161
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    FINANCIALS -- 1.1%

    GENERAL MOTORS ACCEPTANCE
       7.000%, 02/01/12                    $1,000    $     922

    HOUSEHOLD FINANCE
       5.750%, 01/30/07                       230          204
                                    --------------------------------------------
    TOTAL FINANCIALS                                 $   1,126
================================================================================

    INDUSTRIALS -- 1.1%

    FEDEX
       7.250%, 02/15/11                     1,000        1,130
                                    --------------------------------------------
    TOTAL INDUSTRIALS                                $   1,130
================================================================================
TOTAL CORPORATE OBLIGATIONS
(COST $5,751)                                        $   6,062
================================================================================

ASSET-BACKED SECURITIES -- 2.6%

    ANRC AUTO OWNER TRUST,
    SER 2001-A, CL A-4
       4.320%, 06/16/08                       850          884
                                    --------------------------------------------
    EQCC HOME EQUITY LOAN TRUST,
    SER 1998-1, CL A4F
       6.459%, 03/15/21                       671          681
                                    --------------------------------------------
    EQCC HOME EQUITY LOAN TRUST, SER
    1998-2, CL A4F
       6.326%, 01/15/22                     1,069        1,088
                                    --------------------------------------------
    SLMA, SER 1997-4, CL A1 ++
       2.328%, 07/25/06                         1            1
                                    --------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(COST $2,592)                                        $   2,654
================================================================================

PREFERRED STOCK -- 1.5%

    FINANCIALS -- 1.5%
    SIMON PROPERTY GROUP                       30        1,515
                                    --------------------------------------------

    TOTAL FINANCIALS                                 $   1,515
================================================================================
TOTAL PREFERRED STOCK
(COST $1,513)                                        $   1,515
================================================================================

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                   U.S. GOVERNMENT BOND PORTFOLIO (concluded) 47

--------------------------------------------------------------------------------
                                PRINCIPAL AMOUNT/       MARKET
  DESCRIPTION                        SHARES (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.9%

FIRST BOSTON 1.920%, DATED 10/31/02,
MATURES 11/01/02 REPURCHASE
PRICE $3,000,160 (COLLATERALIZED BY
VARIOUS U.S. GOVERNMENT OBLIGATIONS)       $3,000    $   3,000
                                    --------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $3,000)                                        $   3,000
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.0%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   4,121        4,121
                                    --------------------------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $4,121)                                        $   4,121
================================================================================
TOTAL INVESTMENTS -- 99.6%
(COST $98,414)                                       $ 103,033
================================================================================
OTHER ASSETS & LIABILITIES, NET -- 0.4%              $     435
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 103,468
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

o This security or a partial position of this security is on loan at 10/31/02 (see note 6).

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

48       FIXED INCOME PORTFOLIOS

INCOME PORTFOLIO


[PHOTO OMITTED]

JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS CO-MANAGER OF THE INCOME PORTFOLIO, AND HE IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN IS A MANAGING DIRECTOR OF AIA, THE MANAGER OF THE FIXED INCOME GROUP, AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



[PHOTO OMITTED]

WILMER C. STITH III, CFA

PORTFOLIO MANAGER

WILMER C. STITH III, CFA IS CO-MANAGER OF THE INCOME PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF AIA AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.

MANAGEMENT DISCUSSION AND ANALYSIS
      As the summer dragged on and the anniversary of 9/11 approached, the bond market recalibrated the probability of a "double dip" recession. This was the gloomy backdrop to a continued flight to quality as U.S. Treasuries outperformed all other fixed income sectors. Over the last six months, the 10-year U.S. Treasury Note fell precipitously from a 5.10% yield to a 3.90% yield. The effects of such extraordinarily low interest rates reverberated throughout the bond market. This was particularly the case in the mortgage-backed securities market as a record number of home mortgage refinancings caused prepayments to skyrocket. This massive shrinking in the effective maturity of mortgage-backed securities has led them to underperform U.S. Treasuries. The corporate sector also underperformed as we witnessed more corporate malfeasance and credit rating downgrades.

      We continued to upgrade credit quality by reducing our corporate exposure. We became less sanguine to companies exposed to event risk. We sold positions in El Paso, AOL Time Warner, and Household Finance. The Portfolio is underweighted in the corporate sector on a duration basis vs. the Lehman U.S. Aggregate Bond Index (the "Index") by approximately 10%. We anticipated higher prepayment risks in mortgage-backed securities (MBS) given our interest rate forecast. As such we were 15% underweighted in MBS vs. the Index. We also swapped into lower-coupon mortgages, further insulating the Portfolio from prepayment risk. We maintained a higher duration vs. the Index anticipating stock market volatility amidst a slackening economy. We were approximately 10% longer vs. the Index in terms of overall interest rate risk. All of these factors contributed positively towards Portfolio performance.

      We hold the view that interest rates should move modestly lower and thus expect to maintain a longer-weighted average maturity vs. the Index. As the economy eventually rebounds, we look to selectively increase our exposure to the corporate sector. Once interest rate volatility declines or rates move higher, we can increase our allocation to MBS.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                             INCOME PORTFOLIO 49

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)

------------------------------------------------------------------------------------
                                                                       LEHMAN
                                                         BROTHERS   U.S.LIPPER CORP.
                            INST'L    CLASS A  CLASS B  AGGREGATE    A-RATED DEBT
                        CLASS SHARES  SHARES*  SHARES*  BOND INDEX  FUNDS OBJECTIVE
------------------------------------------------------------------------------------
One year total return       4.44%      4.29%    3.54%     5.89%        3.61%
------------------------------------------------------------------------------------
One year total return
with load                    --       -0.44%   -1.43%      --           --
------------------------------------------------------------------------------------
Annualized three year
total return                7.93%      7.79%    7.02%     9.18%        7.60%
------------------------------------------------------------------------------------
Annualized three year
total return with load       --        6.16%    6.14%      --           --
------------------------------------------------------------------------------------
Annualized five year
total return                6.10%      5.96%    5.28%     7.43%        5.87%
------------------------------------------------------------------------------------
Annualized five year
total return with load       --        4.98%    4.95%      --           --
------------------------------------------------------------------------------------
Annualized total return
inception to date           6.35%      6.07%    5.37%      --           --
------------------------------------------------------------------------------------
Annualized total return
inception to date with load  --        5.54%    5.37%      --           --
------------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning July 16, 1993. Class A Shares were offered beginning April 12, 1994. Performance for Class A Shares with load reflects the deduction of the 4.50% sales charge. Class B Shares were offered beginning September 14, 1998. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge
  (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

  The performance of the Lehman Brothers U.S. Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

26% CORPORATE OBLIGATIONS

14% U.S. TREASURY OBLIGATIONS

11% U.S. GOVERNMENT AGENCY OBLIGATIONS

5% ASSET-BACKED SECURITIES

5% REPURCHASE AGREEMENT

4% RELATED MONEY MARKET PORTFOLIO

1% PREFERRED STOCK


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 16.6%

    TREASURY INFLATION INDEX
       3.500%, 01/15/11                   $ 2,000    $   2,257
                                    --------------------------------------------
       3.375%, 01/15/12                     7,000        7,702
                                    --------------------------------------------
       3.000%, 07/15/12                     2,000        2,113
                                    --------------------------------------------
    U.S. TREASURY BONDS
      10.750%, 08/15/05 o                   5,000        6,174
                                    --------------------------------------------
       6.250%, 05/15/30                     2,350        2,730
                                    --------------------------------------------
       6.125%, 08/15/29 o                   4,000        4,560
                                    --------------------------------------------
       6.000%, 02/15/26 o                   3,000        3,354
                                    --------------------------------------------
       5.375%, 02/15/31                     1,900        2,005
                                    --------------------------------------------
    U.S. TREASURY NOTES
       6.750%, 05/15/05 o                   5,000        5,594
                                    --------------------------------------------
       5.500%, 02/15/08                     1,000        1,125
                                    --------------------------------------------
       5.000%, 08/15/11 o                   2,350        2,560
                                    --------------------------------------------
       4.375%, 08/15/12 o                     120          125
                                    --------------------------------------------
       3.250%, 08/15/07 o                   2,530        2,588
                                    --------------------------------------------
       3.000%, 02/29/04 o                   2,100        2,143
                                    --------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $41,967)                                       $  45,030
================================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.0%

    FHLMC
       5.875%, 03/21/11 o                  12,000       12,975
                                    --------------------------------------------
       5.250%, 01/15/06                     3,000        3,246
                                    --------------------------------------------
       5.125%, 07/15/12                    12,350       12,909
                                    --------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    FHLMC, GTD
       9.000%, 09/15/08                   $     4    $       4
                                    --------------------------------------------
    FNMA
       4.250%, 07/15/07 o                   3,000        3,142
                                    --------------------------------------------
       4.000%, 03/11/05                     3,000        3,024
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $33,457)                                       $  35,300
================================================================================

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 39.7%

    FHLMC
      14.750%, 03/01/10                         9           10
                                    --------------------------------------------
       8.500%, 09/01/26                       291          312
                                    --------------------------------------------
       8.000%, 01/01/08                        11           11
                                    --------------------------------------------
       6.250%, 11/15/22                     1,521        1,602
                                    --------------------------------------------
    FHLMC, REMIC
       6.500%, 05/15/30                    12,000       12,727
                                    --------------------------------------------
       6.500%, 06/15/30                    10,000       10,585
                                    --------------------------------------------
    FNMA
       7.000%, 02/01/26                     1,214        1,275
                                    --------------------------------------------
       7.000%, 03/01/29                       679          711
                                    --------------------------------------------
    FNMA +/-
       6.000%, 11/01/32                    38,500       39,632
                                    --------------------------------------------
       6.000%, 12/01/32                     5,000        5,147
                                    --------------------------------------------
       5.500%, 11/01/17                    10,000       10,326
                                    --------------------------------------------
    FNMA, REMIC
       9.750%, 09/25/18                       117          134
                                    --------------------------------------------
       6.000%, 07/18/26 o                  10,732       11,136
                                    --------------------------------------------
       6.000%, 09/18/26                     5,000        5,171
                                    --------------------------------------------
    GNMA
       7.500%, 05/15/22                       167          179
                                    --------------------------------------------
       7.500%, 10/15/23                     1,011        1,083
                                    --------------------------------------------
       7.500%, 12/15/23                       489          524
                                    --------------------------------------------
       7.500%, 05/15/24                     1,099        1,175
                                    --------------------------------------------
       7.500%, 10/15/24                       785          839
                                    --------------------------------------------
       7.000%, 02/15/24                     1,483        1,569
                                    --------------------------------------------
       7.000%, 05/15/24                     1,452        1,536
                                    --------------------------------------------
       7.000%, 05/15/24                     1,473        1,558
                                    --------------------------------------------
       7.000%, 09/20/25                       521          548
                                    --------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $105,106)                                      $ 107,790
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%

    PROVINCE OF ONTARIO
       7.375%, 01/27/03                   $   250    $     253
                                    --------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (COST $250)                                        $     253
================================================================================

CORPORATE OBLIGATIONS -- 31.2%

    BANKS -- 1.9%

    BANK ONE
       5.250%, 01/30/13                       900          909
                                    --------------------------------------------
    BANKAMERICA +
       8.070%, 12/31/26                     2,500        2,599
                                    --------------------------------------------
    WELLS FARGO
       5.000%, 11/15/14                     1,735        1,726
                                    --------------------------------------------
    TOTAL BANKS                                      $   5,234
================================================================================

    CONSUMER DISCRETIONARY -- 0.8%

    COMCAST CABLEVISION COMMUNICATIONS
       8.875%, 05/01/17                     2,000        2,065
                                    --------------------------------------------
    TOTAL CONSUMER DISCRETIONARY                     $   2,065
================================================================================

    CONSUMER STAPLES -- 1.5%

    ARCHER-DANIELS-MIDLAND
       5.875%, 10/01/32                     1,000          956
                                    --------------------------------------------
    SAFEWAY
       3.800%, 08/15/05                       760          772
                                    --------------------------------------------
       3.625%, 11/05/03                     1,330        1,342
                                    --------------------------------------------
    SARA LEE
       6.125%, 11/01/32                     1,000        1,020
                                    --------------------------------------------
    TOTAL CONSUMER STAPLES                           $   4,090
================================================================================

    ENERGY -- 3.4%

    ANADARKO PETROLEUM
       7.200%, 03/15/29                     3,800        4,185
                                    --------------------------------------------
    CONOCO FUNDING
       7.250%, 10/15/31                     1,290        1,465
                                    --------------------------------------------
    DEVON FINANCING
       6.875%, 09/30/11                       950        1,054
                                    --------------------------------------------
    HUSKY OIL
       7.550%, 11/15/16                     2,100        2,439
                                    --------------------------------------------
    TOTAL ENERGY                                     $   9,143
================================================================================

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                                 INCOME PORTFOLIO (continued) 51

--------------------------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    FINANCIALS -- 19.5%

    BANK OF NEW YORK +
       7.780%, 12/01/26                   $ 1,500    $   1,545
                                    --------------------------------------------
    CIT GROUP, SER B
       6.875%, 02/16/05                     3,500        3,525
                                    --------------------------------------------
    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26                     3,500        3,754
                                    --------------------------------------------
    DEUTSCHE AUSGLEICHSBANK
       7.000%, 06/23/05                       250          278
                                    --------------------------------------------
    GENERAL ELECTRIC CAPITAL, MTN,
    SER A
       4.625%, 09/15/09                     1,555        1,568
                                    --------------------------------------------
    GENERAL MOTORS ACCEPTANCE
       7.000%, 02/01/12 o                   4,000        3,686
                                    --------------------------------------------
    GENERAL MOTORS ACCEPTANCE,
    MTN ++
       2.115%, 07/21/03                     5,000        4,907
                                    --------------------------------------------
    GENERAL MOTORS ACCEPTANCE, MTN,
    SER 1 ++
       2.360%, 01/17/03                     4,000        3,983
                                    --------------------------------------------
    GOLDMAN SACHS GROUP
       5.700%, 09/01/12                     1,000        1,023
                                    --------------------------------------------
    GOLDMAN SACHS GROUP, MTN ++
       1.980%, 03/17/03                     5,000        5,004
                                    --------------------------------------------
    HOUSEHOLD FINANCE
       5.750%, 01/30/07                     1,370        1,219
                                    --------------------------------------------
    JOHN DEERE CAPITAL
       4.500%, 08/22/07                     1,300        1,337
                                    --------------------------------------------
    JOHN DEERE CAPITAL, MTN, SER
    D ++
       1.960%, 12/09/02                     2,500        2,500
                                    --------------------------------------------
    MELLON CAPITAL I, SER A
       7.720%, 12/01/26                     2,500        2,616
                                    --------------------------------------------
    MERRILL LYNCH, MTN, SER B ++
       2.160%, 06/23/03                     5,000        5,004
                                    --------------------------------------------
    MORGAN STANLEY, MTN ++
       2.124%, 02/02/04                     2,100        2,099
                                    --------------------------------------------
    MORGAN STANLEY, MTN, SER C ++
       2.020%, 08/07/03                     5,000        5,007
                                    --------------------------------------------
    SUSA PARTNERSHIP
       7.125%, 11/01/03                     3,600        3,775
                                    --------------------------------------------
    TOTAL FINANCIALS                                 $  52,830
================================================================================

--------------------------------------------------------------------------------
                                PRINCIPAL AMOUNT/       MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    INDUSTRIALS -- 3.0%

    CANADIAN NATIONAL RAILWAY ++
       6.450%, 07/15/06                   $ 2,000    $   2,197
                                    --------------------------------------------
    NORFOLK SOUTHERN ++
       2.330%, 07/07/03                     6,045        6,051
                                    --------------------------------------------
    TOTAL INDUSTRIALS                                $   8,248
================================================================================

    UTILITIES -- 1.1%

    CONSOLIDATED NATURAL GAS, SER C
       6.250%, 11/01/11                     2,000        2,075
                                    --------------------------------------------
    DOMINION RESOURCES
       6.000%, 01/31/03                     1,000        1,005
                                    --------------------------------------------
    TOTAL UTILITIES                                  $   3,080
================================================================================
TOTAL CORPORATE OBLIGATIONS
(COST $83,549)                                       $  84,690
================================================================================

ASSET-BACKED SECURITIES -- 6.4%

    CHASE FUNDING MORTGAGE LOAN,
    SER 2000-1, CL IA3
       7.674%, 10/25/19                     4,454        4,602
                                    --------------------------------------------
    CITIBANK CREDIT CARD MASTER
    TRUST I, SER 1998-9, CL A
       5.300%, 01/09/06                     2,000        2,082
                                    --------------------------------------------
    COUNTRYWIDE FUNDING,
    SER 1994-4, CL A12
       6.950%, 04/25/24                     3,835        3,913
                                    --------------------------------------------
    L.A. ARENA FUNDING, SER 1,
    CL A +
       7.656%, 12/15/21                     1,972        2,127
                                    --------------------------------------------
    SLMA, SER 1997-4, CL A1 ++
       2.328%, 07/25/06                         1            1
                                    --------------------------------------------
    THE MONEY STORE HOME EQUITY
    TRUST, SER 1997-D, CL AF5
       6.555%, 12/15/38                     4,350        4,493
                                    --------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $16,612)                                       $  17,218
================================================================================

PREFERRED STOCK -- 1.7%

    FINANCIALS -- 1.7%

    SIMON PROPERTY GROUP                       90        4,545
                                    --------------------------------------------

    TOTAL FINANCIALS                                 $   4,545
================================================================================
TOTAL PREFERRED STOCK
(COST $4,573)                                        $   4,545
================================================================================



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

52   INCOME PORTFOLIO (concluded)

--------------------------------------------------------------------------------
                                PRINCIPAL AMOUNT/       MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 6.3%

    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $17,000,907 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)            $17,000    $  17,000
                                    --------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $17,000)                                       $  17,000
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.6%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                  12,522       12,522
                                    --------------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $12,522)                                       $  12,522
================================================================================
TOTAL INVESTMENTS -- 119.6%
(COST $315,036)                                      $ 324,348
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (19.6)%           $(53,089)
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 271,259
================================================================================

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

o This security or a partial position of this security is on loan at 10/31/2002 (see note 6).

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+/-When Issued Security, total cost $54,841 (in thousands).

+ Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutional investors.

   Cl -- Class
   FHLMC -- Federal Home Loan Mortgage Corporation
   FNMA -- Federal National Mortgage Association
   GNMA -- Government National Mortgage Association
   GTD -- Guaranteed Mortgage Certificate
   MTN -- Medium Term Note
   REMIC -- Real Estate Mortgage Investment Conduit
   Ser -- Series
   SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

ARK FUNDS ARK FUNDS ARK FUNDS ARK FUNDS ARK FUNDS ARK FUNDS ARK FUNDS ARK FUNDS

                                                            EQUITY PORTFOLIOS 53


                                     EQUITY
                                   PORTFOLIOS


SIMPLY STATED, OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE EQUITY PORTFOLIOS
IS QUALITY FOR THE LONG TERM. WE LOOK FOR OUTSTANDING BUSINESSES THAT ARE REASONABLY PRICED, BECAUSE OVER THE LONG HAUL, EXPERIENCE HAS SHOWN THE BENEFITS OF BUYING A QUALITY COMPANY AT A FAIR PRICE, VERSUS A FAIR BUSINESS AT A BARGAIN PRICE.

IN THEIR RESEARCH, OUR PORTFOLIO MANAGERS LOOK FOR BUSINESSES THAT DEMONSTRATE FASTER-THAN-AVERAGE GROWTH, STRONG CASH FLOWS, AND RETURNS ON CAPITAL IN EXCESS OF THE COST OF CAPITAL.

WE LOOK FOR HIGH-QUALITY COMPANIES AND USE A BOTTOM-UP STOCK SELECTION PROCESS WITH STRICT CRITERIA. WE SELECT THE STOCKS OF COMPANIES THAT DEMONSTRATE SUPERIOR SALES, CASH FLOW, AND EARNINGS GROWTH RATES, AND THAT OPERATE IN A DYNAMIC MARKET AND INDUSTRY. WE ALSO LOOK FOR STRONG BALANCE SHEETS AND CAPABLE, SHAREHOLDER-ORIENTED MANAGEMENT. WE LIKE COMPANIES THAT CAN EARN RETURNS ON CAPITAL IN EXCESS OF THEIR COST OF CAPITAL.

WE BELIEVE HISTORY HAS BECOME A LESS-THAN-ACCURATE PREDICTOR OF THE FUTURE; THUS, WE PLACE GREATER EMPHASIS ON MEETING WITH MANAGEMENT TO ASSESS EACH COMPANY'S FUTURE. INCREASINGLY IMPORTANT IS THE TEAMING OF STRONG FINANCIALS WITH ENLIGHTENED CORPORATE LEADERSHIP, A COMBINATION NECESSARY TO THRIVE IN TODAY'S HIGHLY COMPETITIVE, RAPIDLY EVOLVING BUSINESS ENVIRONMENT. OUR TEAM OF PROFESSIONALS, WHICH INCLUDES ALL OF OUR PORTFOLIO MANAGERS, SEARCHES FOR THE BEST COMPANIES BASED ON OUR SPECIFIC SCREENING CRITERIA.

NEXT, WE ASSESS FUTURE EARNINGS PROSPECTS SEEKING TO IDENTIFY THE COMPANIES THAT CAN CONTINUE TO GENERATE SUPERIOR SALES AND PROFIT GROWTH. WE EXAMINE INDUSTRY DYNAMICS, THE COMPANIES' RELATIVE POSITIONS, COST STRUCTURES, MARGIN TRENDS, AND MANAGEMENT PLANS. FINALLY, WE ASSESS EACH COMPANY'S CURRENT STOCK VALUATION RELATIVE TO FUTURE EARNINGS STREAM AGAINST HISTORY, COMPETITORS, AND THE S&P 500.

TYPICALLY, WE REVIEW A PORTFOLIO HOLDING FOR SALE UNDER THE FOLLOWING
CIRCUMSTANCES: WHEN THE PRICE OBJECTIVE IS ACHIEVED, WHEN FUNDAMENTALS DETERIORATE AND MAKE THE ACHIEVEMENT OF OBJECTIVES UNLIKELY, WHEN THE STOCK UNDERPERFORMS THE S&P 500 BY 20 PERCENT OR MORE ON A RELATIVE BASIS, AND WHEN A MORE ATTRACTIVE OPPORTUNITY PRESENTS ITSELF.

54 EQUITY PORTFOLIOS

BALANCED PORTFOLIO



PORTFOLIO MANAGERS

THE BALANCED PORTFOLIO IS MANAGED BY A PORTFOLIO MANAGEMENT TEAM UNDER THE DIRECTION OF J. ERIC LEO. THROUGH THE TEAM APPROACH, AIA SEEKS CONSISTENT IMPLEMENTATION OF PROCESS AND CONTINUITY IN INVESTMENT MANAGEMENT STAFF FOR THE BALANCED PORTFOLIO. MR. LEO IS THE CHIEF INVESTMENT OFFICER OF AIA AND MANAGING DIRECTOR OF EQUITY RESEARCH. HE IS RESPONSIBLE FOR OVERSEEING AIA'S EQUITY INVESTMENT PROCESS. MR. LEO HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


MANAGEMENT DISCUSSION AND ANALYSIS
      The six months ended October 31, 2002 saw significant negative returns in the broad market and in value benchmarks. Many of the largest losses were among technology stocks, which were hit by continued revenue declines, and utilities, as accounting and credit problems spread to that sector. The best performing sectors, although also negative, were consumer staples and health care. Communications services also performed relatively well, which was a welcome change after several periods of underperformance.

      New equity positions include Clear Channel, Honeywell, Cox Communications, Omnicom, American Express, Best Buy, and Exxon-Mobil. Sales included Corning, Mentor Graphics, Humana, Agilent, Reebok, Micron Technology, Brocade Communications, US Bancorp, and Guidant. Our equity allocation recently approached 60%.

      In the fixed income portion of the Portfolio, duration was extended to longer than our benchmark, the Lehman U.S. Aggregate Bond Index. We continue to upgrade quality as opportunities become available. The Portfolio was underweighted in mortgage securities at the end of the period.

      Portfolio management structure changed during the past six months. The Portfolio is now managed by a team headed by J. Eric Leo, Chief Investment Officer of AIA, and composed of three equity managers and one fixed income manager. Our investment approach has not changed significantly. We continue to focus on high-quality, predominantly large-capitalization stocks and investment grade bonds of moderate duration.

      Although accounting irregularities and management scandals have become far bigger than anyone would have thought possible, and the market also worries about further terrorism and a war in Iraq, we do not think the economic outlook is as bleak as the action in the stock market would indicate. It may now be too late to salvage positive equity returns for 2002, but we believe that the market will eventually adjust to an outlook that is positive, but more measured, than that which prevailed in the late 1990s.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                                                           BALANCED PORTFOLIO 55

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)

------------------------------------------------------------------------------------------------
                                                                 LEHMAN                  LIPPER
                            INST'L                            BROTHERS U.S. 60/40       BALANCED
                            CLASS  CLASS A   CLASS B  S&P 500   Aggregate   Hybrid       Funds
                            Shares  Shares*  Shares*   Index   Bond Index      **      Objective
------------------------------------------------------------------------------------------------
One year total return      -13.57%  -13.72%  -14.31%  -15.10%    5.89%      -6.70%      -8.50%
------------------------------------------------------------------------------------------------
One year total return
with load                     --    -17.82%  -18.55%     --       --           --         --
------------------------------------------------------------------------------------------------
Annualized three year
total return                -5.16%   -5.29%   -5.97%  -12.21%    9.18%      -3.65%      -3.70%
------------------------------------------------------------------------------------------------
Annualized three year
total return with load        --     -6.81%   -6.79%     --       --           --         --
------------------------------------------------------------------------------------------------
Annualized five year
total return                 3.94%    3.79%    2.82%    0.73%    7.43%       3.41%       1.75%
------------------------------------------------------------------------------------------------
Annualized five year
total return with load        --      2.78%    2.52%     --       --           --         --
------------------------------------------------------------------------------------------------
Annualized total return
inception to date            7.47%    7.14%    6.30%     --       --           --         --
------------------------------------------------------------------------------------------------
Annualized total return
inception to date with load   --      6.58%    6.30%     --       --           --         --
------------------------------------------------------------------------------------------------

   Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

   Institutional Class Shares were offered beginning July 16, 1993. Class A Shares were offered beginning March 9, 1994. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge. Class B Shares were offered beginning September 14, 1998. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

   The performance of the S&P 500 Index and Lehman Brothers U.S. Aggregate Bond Index does not include operating expenses that are incurred by the Portfolio.

** Benchmark is comprised of two unmanaged indexes, weighted 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Portfolio uses a blended index as a comparison index because it is better suited to the Portfolio's objective.

   The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

16% CONSUMER DISCRETIONARY

14% FINANCIALS

12% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS

9% HEALTH CARE

7% INDUSTRIALS

7% INFORMATION TECHNOLOGY

7% OTHER

6% U.S. TREASURY NOTES AND BONDSS

5% RELATED MONEY MARKET PORTFOLIO

5% ENERGY

5% CONSUMER STAPLES

4% U.S. GOVERNMENT AGENCY OBLIGATIONS

3% MATERIALS

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 60.9%

    CONSUMER DISCRETIONARY -- 16.5%

    AOL TIME WARNER*                          250    $   3,687
                                     -------------------------------------------
    BEST BUY*                                 100        2,061
                                     -------------------------------------------
    BRINKER INTERNATIONAL*                    100        2,839
                                     -------------------------------------------
    CENTEX                                     30        1,364
                                     -------------------------------------------
    CLEAR CHANNEL COMMUNICATIONS*              40        1,482
                                     -------------------------------------------
    COX COMMUNICATIONS, CL A*                  85        2,329
                                     -------------------------------------------
    DR HORTON                                  80        1,542
                                     -------------------------------------------
    LEAR*                                      70        2,559
                                     -------------------------------------------
    LOWE'S                                     85        3,547
                                     -------------------------------------------
    NEW YORK TIMES, CL A                       55        2,663
                                     -------------------------------------------
    NEWELL RUBBERMAID                         125        4,053
                                     -------------------------------------------
    OMNICOM GROUP                              40        2,305
                                     -------------------------------------------
    STAPLES*                                  200        3,100
                                     -------------------------------------------
    TARGET                                     86        2,602
                                     -------------------------------------------
    TOLL BROTHERS*                             80        1,638
                                     -------------------------------------------
    VIACOM, CL B*                              70        3,123
                                     -------------------------------------------
    TOTAL CONSUMER DISCRETIONARY                     $  40,894
================================================================================

    CONSUMER STAPLES -- 4.5%

    COLGATE-PALMOLIVE                          40        2,199
                                     -------------------------------------------
    KRAFT FOODS, CL A                          80        3,160
                                     -------------------------------------------
    PEPSICO                                    70        3,087
                                     -------------------------------------------
    PROCTER & GAMBLE                           30        2,654
                                     -------------------------------------------
    TOTAL CONSUMER STAPLES                           $  11,100
================================================================================

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    ENERGY -- 3.6%

    EXXON MOBIL                                70    $   2,356
                                     -------------------------------------------
    SMITH INTERNATIONAL*                      130        4,064
                                     -------------------------------------------
    WEATHERFORD INTERNATIONAL*                 60        2,402
                                     -------------------------------------------
    TOTAL ENERGY                                     $   8,822
================================================================================

    FINANCIALS -- 9.6%

    AMERICAN EXPRESS                           75    $   2,728
                                     -------------------------------------------
    AMERICAN INTERNATIONAL GROUP               60        3,753
                                     -------------------------------------------
    FREDDIE MAC                                70        4,310
                                     -------------------------------------------
    JP MORGAN CHASE                           122        2,522
                                     -------------------------------------------
    MORGAN STANLEY                             55        2,141
                                     -------------------------------------------
    WACHOVIA                                   95        3,305
                                     -------------------------------------------
    WELLS FARGO                               100        5,047
                                     -------------------------------------------
    TOTAL FINANCIALS                                 $  23,806
================================================================================

    HEALTH CARE -- 8.8%

    ABBOTT LABORATORIES                        65        2,722
                                     -------------------------------------------
    AMGEN*                                     35        1,630
                                     -------------------------------------------
    ELI LILLY                                  75        4,162
                                     -------------------------------------------
    GENENTECH*                                 50        1,704
                                     -------------------------------------------
    JOHNSON & JOHNSON                          55        3,231
                                     -------------------------------------------
    PFIZER                                    160        5,083
                                     -------------------------------------------
    WYETH                                     100        3,350
                                     -------------------------------------------
    TOTAL HEALTH CARE                                $  21,882
================================================================================

    INDUSTRIALS -- 6.6%

    FIRST DATA                                 73        2,565
                                     -------------------------------------------
    GENERAL DYNAMICS                           45        3,561
                                     -------------------------------------------
    GENERAL ELECTRIC                          125        3,156
                                     -------------------------------------------
    HONEYWELL INTERNATIONAL                   125        2,992
                                     -------------------------------------------
    NORFOLK SOUTHERN                          125        2,525
                                     -------------------------------------------
    NORTHROP GRUMMAN                           15        1,547
                                     -------------------------------------------
    TOTAL INDUSTRIALS                                $  16,346
================================================================================

    INFORMATION TECHNOLOGY -- 6.8%

    CADENCE DESIGN SYSTEMS*                   115        1,165
                                     -------------------------------------------
    INTERNATIONAL BUSINESS MACHINES            50        3,947
                                     -------------------------------------------
    JABIL CIRCUIT*                            144        2,224
                                     -------------------------------------------
    LUCENT TECHNOLOGIES*                      700          861
                                     -------------------------------------------
    MICROSOFT*                                 60        3,208
                                     -------------------------------------------
    STMICROELECTRONICS NV, ADR                100        1,967
                                     -------------------------------------------
    TAIWAN SEMICONDUCTOR
    MANUFACTURING, ADR*                       165        1,290
                                     -------------------------------------------
    TEXAS INSTRUMENTS                          80        1,269
                                     -------------------------------------------
    VERITAS SOFTWARE*                          60          915
                                     -------------------------------------------
TOTAL INFORMATION TECHNOLOGY                         $  16,846
================================================================================

--------------------------------------------------------------------------------
                                 SHARES/PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    MATERIALS -- 2.7%

    CEMEX, ADR                                145    $   2,939
                                     -------------------------------------------
    INTERNATIONAL PAPER                        50        1,746
                                     -------------------------------------------
    SMURFIT-STONE CONTAINER*                  150        1,952
                                     -------------------------------------------
    TOTAL MATERIALS                                  $   6,637
================================================================================

    TELECOMMUNICATION SERVICES -- 1.8%

    ALLTEL                                     90        4,474
                                     -------------------------------------------
    TOTAL TELECOMMUNICATION SERVICES                 $   4,474
================================================================================

TOTAL COMMON STOCK
(COST $176,793)                                      $ 150,807
================================================================================

PREFERRED STOCK -- 0.4%

    FINANCIALS -- 0.4%
    SIMON PROPERTY GROUP                       20        1,010
                                     -------------------------------------------
    TOTAL FINANCIALS                                 $   1,010
================================================================================

TOTAL PREFERRED STOCK
(COST $939)                                          $   1,010
================================================================================

U.S. TREASURY OBLIGATIONS -- 6.2%

    TREASURY INFLATION INDEX
       3.500%, 01/15/11                    $4,215        4,755
                                     -------------------------------------------
    U.S. TREASURY BONDS
       8.000%, 11/15/21                       500          683
                                     -------------------------------------------
       6.000%, 02/15/26                     2,000        2,236
                                     -------------------------------------------
    U.S. TREASURY NOTES
       5.000%, 08/15/11                     1,950        2,124
                                     -------------------------------------------
       4.875%, 02/15/12                     2,210        2,383
                                     -------------------------------------------
       4.750%, 11/15/08                       825          896
                                     -------------------------------------------
       4.375%, 08/15/12                     1,000        1,038
                                     -------------------------------------------
       3.375%, 04/30/04                       500          514
                                     -------------------------------------------
       3.000%, 02/29/04                       700          714
                                     -------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $14,233)                                       $  15,343
================================================================================

   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%

    FHLMC
       5.875%, 03/21/11                     4,000        4,325
                                     -------------------------------------------
       5.250%, 01/15/06                     2,000        2,164
                                     -------------------------------------------
       5.125%, 07/15/12                     1,950        2,038
                                     -------------------------------------------
    FNMA
       6.000%, 05/15/08                     1,750        1,969
                                     -------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $9,641)                                        $  10,496
================================================================================

                                               BALANCED PORTFOLIO (CONTINUED) 57

--------------------------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS -- 11.9%

    FHLMC
      11.000%, 01/01/16                     $  55    $      63
                                     -------------------------------------------
       8.500%, 09/01/26                        32           35
                                     -------------------------------------------
       6.500%, 04/01/08                       363          384
                                     -------------------------------------------
       6.500%, 05/15/30                     1,325        1,388
                                     -------------------------------------------
    FNMA
       8.000%, 12/01/08                       109          117
                                     -------------------------------------------
       7.500%, 01/01/30                       418          443
                                     -------------------------------------------
       7.500%, 03/01/30                       989        1,046
                                     -------------------------------------------
       7.500%, 04/01/30                       447          472
                                     -------------------------------------------
       7.000%, 02/01/07                        74           78
                                     -------------------------------------------
       7.000%, 12/01/25                       234          246
                                     -------------------------------------------
       7.000%, 02/01/26                     1,026        1,077
                                     -------------------------------------------
       6.500%, 02/01/32                     2,249        2,331
                                     -------------------------------------------
       6.500%, 06/01/32                     3,289        3,409
                                     -------------------------------------------
       6.500%, 06/01/32                     3,291        3,412
                                     -------------------------------------------
    FNMA +/-
       5.500%, 11/01/32                     5,000        5,163
                                     -------------------------------------------
    FNMA, REMIC
       9.750%, 09/25/18                        39           45
                                     -------------------------------------------
       6.000%, 09/18/26                     5,000        5,171
                                     -------------------------------------------
    GNMA
       7.500%, 10/15/23                       910          974
                                     -------------------------------------------
       7.500%, 12/15/23                       326          349
                                     -------------------------------------------
       7.000%, 02/15/24                       846          895
                                     -------------------------------------------
       7.000%, 05/15/24                       871          922
                                     -------------------------------------------
       7.000%, 05/15/24                       884          935
                                     -------------------------------------------
       7.000%, 09/20/25                       391          411
                                     -------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $28,424)                                       $  29,366
================================================================================

CORPORATE OBLIGATIONS -- 8.9%

    BANKS -- 0.7%

    BANK OF AMERICA
       5.250%, 02/01/07                     1,500        1,606
                                     -------------------------------------------
    TOTAL BANKS                                      $   1,606
================================================================================

    CONSUMER DISCRETIONARY -- 0.2%

    COMCAST CABLEVISION COMMUNICATIONS
       8.875%, 05/01/17                       500          516
                                     -------------------------------------------
    TOTAL CONSUMER DISCRETIONARY                     $     516
================================================================================

--------------------------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    CONSUMER STAPLES -- 0.5%

    CONAGRA FOODS
       7.500%, 09/15/05                    $1,000    $   1,119
                                     -------------------------------------------
    TOTAL CONSUMER STAPLES                           $   1,119
================================================================================

    ENERGY -- 1.5%

    ANADARKO PETROLEUM
       7.200%, 03/15/29                       500          551
                                     -------------------------------------------
    APACHE
       7.625%, 07/01/19                     1,500        1,729
                                     -------------------------------------------
    HUSKY OIL
       7.550%, 11/15/16                     1,225        1,422
                                     -------------------------------------------
    TOTAL ENERGY                                     $   3,702
================================================================================

    FINANCIALS -- 3.7%

    BANK OF NEW YORK +
       7.780%, 12/01/26                       500          515
                                     -------------------------------------------
    CIT GROUP, SER B
       6.875%, 02/16/05                     1,500        1,510
                                     -------------------------------------------
    CITICORP CAPITAL I
       7.933%, 02/15/27                       250          263
                                     -------------------------------------------
    CITIGROUP
       6.500%, 01/18/11                     1,300        1,431
                                     -------------------------------------------
    CRESTAR CAPITAL TRUST I
       8.160%, 12/15/26                       800          858
                                     -------------------------------------------
    GENERAL MOTORS ACCEPTANCE
       7.000%, 02/01/12                     1,750        1,613
                                     -------------------------------------------
    HOUSEHOLD FINANCE
       7.250%, 05/15/06                     1,000          942
                                     -------------------------------------------
       6.375%, 10/15/11                     1,000          859
                                     -------------------------------------------
    MELLON CAPITAL I, SER A
       7.720%, 12/01/26                       600          628
                                     -------------------------------------------
    MELLON CAPITAL II, SER B
       7.995%, 01/15/27                       500          539
                                     -------------------------------------------
    TOTAL FINANCIALS                                 $   9,158
================================================================================

    INDUSTRIALS -- 0.9%

    CANADIAN NATIONAL RAILWAY
       6.900%, 07/15/28                       500          541
                                     -------------------------------------------
    UNION PACIFIC
       7.375%, 09/15/09                     1,500        1,691
                                     -------------------------------------------
    TOTAL INDUSTRIALS                                $   2,232
================================================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

58 BALANCED PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

    UTILITIES -- 1.4%

    CONSOLIDATED NATURAL GAS
       6.850%, 04/15/11                    $1,000    $   1,076
                                     -------------------------------------------
    CONSOLIDATED NATURAL GAS, SER C
       6.250%, 11/01/11                       635          659
                                     -------------------------------------------
    HYDRO-QUEBEC, SER IO
       8.050%, 07/07/24                       575          746
                                     -------------------------------------------
    HYDRO-QUEBEC, SER IU
       7.500%, 04/01/16                       890        1,097
                                     -------------------------------------------
    TOTAL UTILITIES                                  $   3,578
================================================================================

TOTAL CORPORATE OBLIGATIONS
(COST $20,464)                                       $  21,911
================================================================================

ASSET-BACKED SECURITIES -- 2.1%

    CHASE FUNDING MORTGAGE LOAN,
    SER 2000-1, CL IA3
       7.674%, 10/25/19                     1,484        1,534
                                     -------------------------------------------
    CONTIMORTGAGE HOME EQUITY LOAN
    TRUST, SER 1998-2, CL A6
       6.360%, 11/15/19                       600          617
                                     -------------------------------------------
    COUNTRYWIDE FUNDING, SER 1994-4,
    CL A12
       6.950%, 04/25/24                     1,340        1,367
                                     -------------------------------------------
    HONDA AUTO RECEIVABLES OWNER
    TRUST, SER 2002-1 CL A3
       3.500%, 10/17/05                     1,150        1,172
                                     -------------------------------------------
    THE MONEY STORE HOME EQUITY TRUST,
    SER 1997-D, CL AF5
       6.555%, 12/15/38                       400          413
                                     -------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $4,963)                                        $   5,103
================================================================================

--------------------------------------------------------------------------------
                                PRINCIPAL AMOUNT/       MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.3%

FIRST BOSTON 1.92%, DATED 10/31/02,
MATURES 11/01/02 REPURCHASE PRICE
$5,800,309 (COLLATERALIZED BY VARIOUS
U.S. GOVERNMENT OBLIGATIONS)               $5,800    $   5,800
                                     -------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $5,800)                                        $   5,800
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.9%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                  12,035       12,035
                                     -------------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $12,035)                                       $  12,035
================================================================================
TOTAL INVESTMENTS -- 101.8%
(COST $273,292)                                      $ 251,871
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (1.8)%            $  (4,418)
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 247,453
================================================================================

*   Non-income producing security

+ Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally qualified to institutional investors.

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+/- When Issued Security, total cost $5,150 (in thousands)

    ADR -- American Depositary Receipt
    Cl -- Class
    FHLMC -- Federal Home Loan Mortgage Corporation
    FNMA -- Federal National Mortgage Association
    GNMA -- Government National Mortgage Association
    MTN -- Medium Term Note
    REMIC -- Real Estate Mortgage Investment Conduit
    Ser -- Series

The accompanying notes are an integral part of the financial statements.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                       This page intentionally left blank.

60 EQUITY PORTFOLIOS

EQUITY INCOME PORTFOLIO



[PHOTO OMITTED]

ALLEN J. ASHCROFT, JR.

PORTFOLIO MANAGER

ALLEN J. ASHCROFT, JR. IS CO-MANAGER OF THE EQUITY INCOME PORTFOLIO AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. ASHCROFT HAS MORE THAN 20 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.



[PHOTO OMITTED]

CLYDE L. RANDALL II, CFA

PORTFOLIO MANAGER

CLYDE L. RANDALL II, CFA IS CO-MANAGER OF THE EQUITY INCOME PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. RANDALL HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.




MANAGEMENT DISCUSSION AND ANALYSIS
      The six months ended October 31, 2002 saw significant negative equity returns in the broad market and in value benchmarks. Many of the largest losses were among technology stocks, which were hit by continued revenue declines, and utilities, as accounting and credit problems spread to that sector. The best sectors, although also negative, were consumer staples and health care. Communications services also performed relatively well, which was a welcome change for income funds after several periods of underperformance.

      The Portfolio's largest contributors to performance included Procter & Gamble, IBM, Wells Fargo, and Boston Properties. Leading detractors from performance included three utility stocks - Duke Energy, Texas Utilities, and El Paso Corp. - as well as Hartford Financial and Wyeth.

      Given both the magnitude of the declines in many stocks and the volatility of the market, we have in some instances cycled in and out of stocks more rapidly than would have been the case under more stable market conditions. We repurchased El Paso Corp. two months after selling it, because the price had declined and we believed that the market was recognizing the asset value in many natural gas companies. We also added Ace Ltd., EDS, Masco, Verizon, Merck, and General Mills. Sales included Telefonica, Nisource, UPS, Texas Utilities, SBC Communications, Hartford Financial, and Equity Office Properties.

      Although accounting irregularities and management scandals became far larger than anyone would have thought possible, and the market continues to worry about further terrorism and a war in Iraq, we do not think the economic outlook is as bleak as the action in the stock market would indicate. We believe that the market will eventually adjust to an outlook that is positive, but more measured, than that which prevailed in the late 1990s.

SEMI ANNUAL REPORT / OCTOBER 31, 2002

                                                      EQUITY INCOME PORTFOLIO 61


PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                         INST'L                        LIPPER EQUITY
                         CLASS     CLASS A    S&P 500   INCOME FUNDS
                         SHARES    SHARES*     INDEX   CLASSIFICATION
--------------------------------------------------------------------------------
One year total return   -15.32%    -15.47%    -15.10%      -12.20%
--------------------------------------------------------------------------------
One year total return
with load                  --      -19.45%       --           --
--------------------------------------------------------------------------------
Annualized three year
total return             -5.49%     -5.61%    -12.21%       -5.65%
--------------------------------------------------------------------------------
Annualized three year
total return with load     --       -7.12%       --           --
--------------------------------------------------------------------------------
Annualized five year
total return             -0.61%     -0.75%      0.73%        0.55%
--------------------------------------------------------------------------------
Annualized five year
total return with load     --       -1.71%       --           --
--------------------------------------------------------------------------------
Annualized total return
inception to date         3.33%      3.19%       --           --
--------------------------------------------------------------------------------
Annualized total return
inception to date with
load                       --        2.35%       --           --
--------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning November 18, 1996. Class A Shares were offered beginning May 9, 1997. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge.

* Performance shown prior to the actual inception date of the Class A Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A Shares.

  The performance of the S&P 500 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

26% FINANCIALS

11% CONSUMER STAPLES

11% HEALTH CARE

10% INDUSTRIALS

 9% ENERGY

 6% INFORMATION TECHNOLOGY

 6% UTILITIES

 6% CONSUMER DISCRETIONARY

 5% RELATED MONEY MARKET PORTFOLIO

 3% TELECOMMUNICATION SERVICES

 3% MATERIALS

 3% PREFERRED STOCK

 1% OTHER


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 92.2%

    CONSUMER DISCRETIONARY -- 6.0%

    NEW YORK TIMES, CL A                       17       $  823
                                     -------------------------------------------
    NEWELL RUBBERMAID                          35        1,135
                                     -------------------------------------------
    TARGET                                     40        1,205
                                     -------------------------------------------
    WALT DISNEY                                35          584

    TOTAL CONSUMER DISCRETIONARY                       $ 3,747
================================================================================

    CONSUMER STAPLES -- 11.5%

    GENERAL MILLS                              15          620
                                     -------------------------------------------
    KELLOGG                                    40        1,274
                                     -------------------------------------------
    KRAFT FOODS, CL A                          35        1,382
                                     -------------------------------------------
    PEPSICO                                    35        1,543
                                     -------------------------------------------
    PHILIP MORRIS                              30        1,223
                                     -------------------------------------------
    PROCTER & GAMBLE                           13        1,150
                                     -------------------------------------------
    TOTAL CONSUMER STAPLES                             $ 7,192
================================================================================

    ENERGY -- 8.6%

    BP, ADR                                    42        1,615
                                     -------------------------------------------
    EXXON MOBIL                                66        2,222
                                     -------------------------------------------
    GLOBALSANTAFE                              65        1,553
                                     -------------------------------------------

    TOTAL ENERGY                                       $ 5,390
================================================================================

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

62 EQUITY INCOME PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    FINANCIALS -- 25.9%

    ACE                                        28     $    861
                                     -------------------------------------------
    BOSTON PROPERTIES                          20          714
                                     -------------------------------------------
    CHUBB                                      24        1,354
                                     -------------------------------------------
    CITIGROUP                                  45        1,663
                                     -------------------------------------------
    FLEETBOSTON FINANCIAL                      50        1,169
                                     -------------------------------------------
    JP MORGAN CHASE                            25          519
                                     -------------------------------------------
    KEYCORP                                    50        1,222
                                     -------------------------------------------
    NEW PLAN EXCEL REALTY TRUST                40          693
                                     -------------------------------------------
    SIMON PROPERTY GROUP                       22          751
                                     -------------------------------------------
    US BANCORP                                 80        1,687
                                     -------------------------------------------
    WADDELL & REED FINANCIAL, CL A             80        1,400
                                     -------------------------------------------
    WASHINGTON MUTUAL                          45        1,609
                                     -------------------------------------------
    WELLS FARGO                                50        2,524
                                     -------------------------------------------
    TOTAL FINANCIALS                                   $16,166
================================================================================

    HEALTH CARE -- 11.3%

    ABBOTT LABORATORIES                        45        1,884
                                     -------------------------------------------
    BRISTOL-MYERS SQUIBB                       40          985
                                     -------------------------------------------
    MERCK                                      20        1,085
                                     -------------------------------------------
    PFIZER                                     55        1,747
                                     -------------------------------------------
    WYETH                                      40        1,340
                                     -------------------------------------------
    TOTAL HEALTH CARE                                  $ 7,041
================================================================================

    INDUSTRIALS -- 9.8%

    GENERAL DYNAMICS                           13        1,013
                                     -------------------------------------------
    GENERAL ELECTRIC                           50        1,262
                                     -------------------------------------------
    KNIGHTSBRIDGE TANKERS                      85        1,188
                                     -------------------------------------------
    MASCO                                      53        1,090
                                     -------------------------------------------
    UNITED TECHNOLOGIES                        25        1,542
                                     -------------------------------------------
    TOTAL INDUSTRIALS                                  $ 6,095
================================================================================

    INFORMATION TECHNOLOGY -- 6.3%

    ELECTRONIC DATA SYSTEMS                    50          753
                                     -------------------------------------------
    INTERNATIONAL BUSINESS MACHINES            20        1,579
                                     -------------------------------------------
    KONINKLIJKE PHILIPS ELECTRONICS            60        1,062
                                     -------------------------------------------
    TEXAS INSTRUMENTS                          35          555
                                     -------------------------------------------
    TOTAL INFORMATION TECHNOLOGY                       $ 3,949
================================================================================

    MATERIALS -- 3.2%

    ALCOA                                      40          883
                                     -------------------------------------------
    EASTMAN CHEMICAL                           30        1,090
                                     -------------------------------------------
TOTAL MATERIALS                                        $ 1,973
================================================================================

    TELECOMMUNICATION SERVICES -- 3.5%

    BELLSOUTH                                  45        1,177
                                     -------------------------------------------
    VERIZON COMMUNICATIONS                     27        1,019
                                     -------------------------------------------
    TOTAL TELECOMMUNICATION SERVICES                   $ 2,196
================================================================================

--------------------------------------------------------------------------------
                                PRINCIPAL AMOUNT/       MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    UTILITIES -- 6.1%

    CONSTELLATION ENERGY GROUP                 42     $  1,074
                                     -------------------------------------------
    DUKE ENERGY                                60        1,230
                                     -------------------------------------------
    EL PASO                                    60          465
                                     -------------------------------------------
    EXELON                                     20        1,008
                                     -------------------------------------------
    TOTAL UTILITIES                                   $  3,777
================================================================================

TOTAL COMMON STOCK
(COST $56,679)                                        $ 57,526
================================================================================

CONVERTIBLE PREFERRED STOCK -- 2.7%

    INDUSTRIALS -- 2.7%
    NORTHROP GRUMMAN                           15        1,669
                                     -------------------------------------------

    TOTAL INDUSTRIALS                                 $  1,669
================================================================================
TOTAL CONVERTIBLE PREFERRED STOCK
(COST $1,579)                                         $  1,669
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 5.0%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   3,103        3,103
                                     -------------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $3,103)                                         $  3,103
================================================================================

REPURCHASE AGREEMENT -- 0.8%

    FIRST BOSTON 1.920%, DATED
    10/31/02, MATURES 11/01/02
    REPURCHASE PRICE $490,026
    (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)             $490          490
                                     -------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $490)                                           $    490
================================================================================
TOTAL INVESTMENTS -- 100.7%
(COST $61,851)                                        $ 62,788
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (0.7)%             $   (424)
================================================================================
TOTAL NET ASSETS -- 100.0%                            $ 62,364
================================================================================

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

   ADR -- American Depositary Receipt
   Cl -- Class

The accompanying notes are an integral part of the financial statements.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                       This page intentionally left blank.

64  EQUITY PORTFOLIOS


VALUE EQUITY PORTFOLIO



[PHOTO OMITTED]

J. ERIC LEO

PORTFOLIO MANAGER

J. ERIC LEO IS CO-MANAGER OF THE VALUE EQUITY PORTFOLIO, AND HEADS A PORTFOLIO MANAGEMENT TEAM THAT MANAGES THE BALANCED PORTFOLIO. MR. LEO IS THE CHIEF INVESTMENT OFFICER OF AIA AND MANAGING DIRECTOR OF EQUITY RESEARCH. HE IS RESPONSIBLE FOR OVERSEEING AIA'S EQUITY INVESTMENT PROCESS. MR. LEO HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



[PHOTO OMITTED]

BARBARA L. RISHEL

PORTFOLIO MANAGER

BARBARA L. RISHEL IS CO-MANAGER OF THE VALUE EQUITY PORTFOLIO. MS. RISHEL HAS BEEN A PRINCIPAL OF AIA SINCE 2001. SHE IS ALSO AN EQUITY ANALYST. SHE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



MANAGEMENT DISCUSSION AND ANALYSIS
      The U.S. equity markets have weathered a plethora of troubling economic news over the past six months; consumer confidence is at a nine year low, economic growth is much slower than expected, consumer spending is teetering, and the manufacturing sector continues its multiyear recession. Increased volatility continues to plague investors, with September results in double-digit declines and October performance the highest monthly gain in 15 years. Market returns for all major equity indices and sectors have been negative so far this year, and few companies have remained unscathed.

      Portfolio performance over the period lagged the S&P 500/BARRA Value Index, as technology, utilities, and consumer durables led on the downside. Although we maintained a defensive posture during the period, two stocks in particular hurt performance: Wyeth, a major pharmaceutical company impacted by the controversy surrounding hormone replacement therapy, and Texas Utilities, which had its investment grade position obliterated when news of its troubled European unit unnerved investors. Energy stocks such as British Petroleum took a beating as the turmoil in the Middle East continued to wreak havoc in the market.

      Defensive holdings in packaging and consumer staples contributed positively to Portfolio performance. Fundamentals in the packaging sector continue to improve in a treacherous market, and positions were initiated in Pactiv and Ball. While we continue to be underweighted in financials, positions were initiated in Washington Mutual, Allstate, U.S. Bancorp, and CIT Group, as we believed their valuations to be attractive and their outlooks favorable. Positions were eliminated in several technology issues, as fundamentals of that sector continue to dramatically deteriorate amid diminished capital spending and economic uncertainty.

      While we remain positively biased toward a cyclical recovery, we expect that recovery to be much more muted than previously thought, and have re-emphasized a more defensive posture for the Portfolio. We continue to search through the rubble for companies across a broad spectrum of industries that are demonstrating their resolve to operate profitably in this down cycle. We feel these kinds of companies have the potential to be the winners as the economy improves.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                                                       VALUE EQUITY PORTFOLIO 65

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)

------------------------------------------------------------------------------------
                                                     S&P                  LIPPER
                       INST'L                        500/       S&P      LARGE-CAP
                       CLASS    CLASS A  CLASS B    BARRA       500     CORE FUNDS
                       SHARES   SHARES*  SHARES*  VALUE INDEX  INDEX  CLASSIFICATION
------------------------------------------------------------------------------------
One year total return  -20.64%  -20.86%  -21.40%   -15.76%    -15.10%    -16.25%
------------------------------------------------------------------------------------
One year total return
with load                 --    -24.65%  -25.04%      --         --         --
------------------------------------------------------------------------------------
Annualized three year
total return            -9.02%   -9.17%   -9.83%    -8.99%    -12.21%    -12.41%
------------------------------------------------------------------------------------
Annualized three year
total return with load    --    -10.63%  -10.43%      --         --         --
------------------------------------------------------------------------------------
Annualized five year
total return            -0.86%   -1.12%   -2.14%     0.04%      0.73%     -0.80%
------------------------------------------------------------------------------------
Annualized five year
total return with load    --     -2.08%   -2.36%      --         --         --
------------------------------------------------------------------------------------
Annualized total return
inception to date        4.78%    4.68%    3.49%      --         --         --
------------------------------------------------------------------------------------
Annualized total return
inception to date
with load                 --      3.90%    3.49%      --         --         --
------------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  For each class, performance presented prior to March 29, 1998 reflects the performance of the Marketvest Equity Fund from its inception date of April 1, 1996. Class A Shares were offered beginning April 1, 1998. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge. Class B Shares were offered beginning September 14, 1998. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

  The performance of the S&P 500/BARRA Value Index and the S&P 500 Index does not include operating expenses that are incurred by the Portfolio. The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[GRAPHIC OMITTED]

16% FINANCIALS

14% ENERGY

14% HEALTH CARE

11% INDUSTRIALS

 9% CONSUMER DISCRETIONARY

 9% MATERIALS

 9% TELECOMMUNICATION SERVICES

 8% CONSUMER STAPLES

 4% INFORMATION TECHNOLOGY

 3% RELATED MONEY MARKET PORTFOLIO

 3% UTILITIES


SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.6%

    CONSUMER DISCRETIONARY -- 9.4%

    CENTEX                                     80    $   3,638
                                     -------------------------------------------
    LEAR*                                      50        1,828
                                     -------------------------------------------
    LOWE'S                                    200        8,346
                                     -------------------------------------------
    SEARS ROEBUCK O                            15          394
                                     -------------------------------------------
    TRW                                        59        3,123
                                     -------------------------------------------
    TOTAL CONSUMER DISCRETIONARY                     $  17,329
================================================================================

    CONSUMER STAPLES -- 8.2%

    HJ HEINZ                                  100        3,216
                                     -------------------------------------------
    KRAFT FOODS, CL A                         150        5,925
                                     -------------------------------------------
    PEPSICO                                   135        5,954
                                     -------------------------------------------
    TOTAL CONSUMER STAPLES                           $  15,095
================================================================================

    ENERGY -- 13.7%

    BP, ADR                                   200        7,690
                                     -------------------------------------------
    CHEVRONTEXACO                              84        5,708
                                     -------------------------------------------
    EXXON MOBIL                               250        8,415
                                     -------------------------------------------
    NABORS INDUSTRIES*                         50        1,748
                                     -------------------------------------------
    WEATHERFORD INTERNATIONAL*                 42        1,682
                                     -------------------------------------------
    TOTAL ENERGY                                     $  25,243
================================================================================



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

66 VALUE EQUITY PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    FINANCIALS -- 16.6%

    ALLSTATE                                   65    $   2,586
                                     -------------------------------------------
    CIT GROUP                                 100        1,781
                                     -------------------------------------------
    CITIGROUP                                 105        3,880
                                     -------------------------------------------
    FREDDIE MAC                                50        3,079
                                     -------------------------------------------
    TRAVELERS PROPERTY CASUALTY, CL A*         85        1,122
                                     -------------------------------------------
    TRAVELERS PROPERTY CASUALTY, CL B*          9          126
                                     -------------------------------------------
    U.S. BANCORP                               85        1,793
                                     -------------------------------------------
    WADDELL & REED FINANCIAL, CL A            300        5,250
                                     -------------------------------------------
    WASHINGTON MUTUAL                          70        2,503
                                     -------------------------------------------
    WELLS FARGO O                             165        8,327
                                     -------------------------------------------
    TOTAL FINANCIALS                                 $  30,447
================================================================================

    HEALTH CARE -- 14.4%

    ABBOTT LABORATORIES                       160        6,699
                                     -------------------------------------------
    BECTON DICKINSON                          175        5,164
                                     -------------------------------------------
    BRISTOL-MYERS SQUIBB                      100        2,461
                                     -------------------------------------------
    MEDTRONIC                                 140        6,272
                                     -------------------------------------------
    WYETH                                     175        5,876
                                     -------------------------------------------
    TOTAL HEALTH CARE                                $  26,472
================================================================================

    INDUSTRIALS -- 11.0%

    FIRST DATA                                130        4,542
                                     -------------------------------------------
    GENERAL ELECTRIC                           55        1,389
                                     -------------------------------------------
    HONEYWELL INTERNATIONAL                    66        1,580
                                     -------------------------------------------
    INGERSOLL-RAND, CL A                       85        3,315
                                     -------------------------------------------
    PARKER HANNIFIN O                          75        3,272
                                     -------------------------------------------
    RAYTHEON                                  125        3,687
                                     -------------------------------------------
    TYCO INTERNATIONAL                         60          868
                                     -------------------------------------------
    UNITED TECHNOLOGIES                        25        1,542
                                     -------------------------------------------
    TOTAL INDUSTRIALS                                $  20,195
================================================================================

    INFORMATION TECHNOLOGY -- 3.4%

    AGERE SYSTEMS, CL B*                      600          558
                                     -------------------------------------------
    COMPUTER ASSOCIATES INTERNATIONAL          25          371
                                     -------------------------------------------
    CORNING*                                  500          935
                                     -------------------------------------------
    INTERNATIONAL BUSINESS MACHINES            45        3,552
                                     -------------------------------------------
    LUCENT TECHNOLOGIES*                      350          431
                                     -------------------------------------------
    MOTOROLA                                   50          459
                                     -------------------------------------------
    TOTAL INFORMATION TECHNOLOGY                     $   6,306
================================================================================

    MATERIALS -- 9.0%

    BALL                                       70        3,390
                                     -------------------------------------------
    CEMEX, ADR                                209        4,229
                                     -------------------------------------------
    CROWN CORK & SEAL*                        635        4,064
                                     -------------------------------------------
    ENGELHARD                                 200        4,430
                                     -------------------------------------------
    PACTIV*                                    25          496
                                     -------------------------------------------
    TOTAL MATERIALS                                  $  16,609
================================================================================

--------------------------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------------------------

    TELECOMMUNICATION SERVICES -- 8.7%

    AT&T                                      150    $   1,956
                                     -------------------------------------------
    AT&T WIRELESS SERVICES*                   135          927
                                     -------------------------------------------
    BELLSOUTH                                 145        3,792
                                     -------------------------------------------
    NEXTEL COMMUNICATIONS, CL A*              177        1,997
                                     -------------------------------------------
    SBC COMMUNICATIONS                        135        3,464
                                     -------------------------------------------
    VERIZON COMMUNICATIONS                    100        3,789
                                     -------------------------------------------
    TOTAL TELECOMMUNICATION SERVICES                 $  15,925
================================================================================

    UTILITIES -- 3.2%

    QUESTAR                                   231        5,949
                                     -------------------------------------------
    TOTAL UTILITIES                                  $   5,949
================================================================================
TOTAL COMMON STOCK
(COST $141,077)                                      $ 179,570
================================================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 2.7%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   4,977        4,977
                                     -------------------------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $4,977)                                        $   4,977
================================================================================
TOTAL INVESTMENTS -- 100.3%
(COST $146,054)                                      $ 184,547
================================================================================
OTHER ASSETS & LIABILITIES, NET -- (0.3)%            $    (566)
================================================================================
TOTAL NET ASSETS -- 100.0%                           $ 183,981
================================================================================

*  Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

o Portion of the security is segregated as collateral for call options written. Aggregate value of segregated securities is $8,713,150.

   ADR -- American Depositary Receipt
   Cl -- Class




--------------------------------------------------------------------------------
                                                        MARKET
CONTRACTS  UNDERLYING SECURITY     PRICE/EXP DATE  VALUE (000)
--------------------------------------------------------------------------------

COVERED WRITTEN CALLS
     750   PARKER HANNIFIN         40/DECEMBER 02          337
     150   SEARS ROEBUCK           25/DECEMBER 02           43
    1000   WELLS FARGO             50/DECEMBER 02          240
--------------------------------------------------------------------------------

TOTAL COVERED WRITTEN CALLS
(COST $640)                                               $620
================================================================================


The accompanying notes are an integral part of the financial statements.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                       This page intentionally left blank.

68 EQUITY PORTFOLIOS


EQUITY INDEX PORTFOLIO


[PHOTO OMITTED]

CLARENCE W. WOODS, JR.

PORTFOLIO MANAGER

CLARENCE W. WOODS, JR. IS CO-MANAGER OF THE EQUITY INDEX PORTFOLIO. MR. WOODS HAS BEEN A VICE PRESIDENT AND PRINCIPAL OF, AND CHIEF EQUITY TRADER FOR, AIA SINCE 1996. HE HEADS THE EQUITY-TRADING UNIT. MR. WOODS HAS MORE THAN 17 YEARS EXPERIENCE IN THE INVESTMENT INDUSTRY.



[PHOTO OMITTED]

PETER C. HASTINGS, CFA

PORTFOLIO MANAGER

PETER C. HASTINGS, CFA IS CO-MANAGER OF THE EQUITY INDEX PORTFOLIO. MR. HASTINGS HAS BEEN A VICE PRESIDENT OF AIA SINCE 1997. MR. HASTINGS HAS MORE THAN 6 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.



MANAGEMENT DISCUSSION AND ANALYSIS
      During the six months ended October 31, 2002, the U.S. equity markets experienced a rough late spring/early summer that was followed by a brutal September. The period concluded with a glimmer of hope in October as strong positive returns for the month made it seem the worst might be over. It seems the news of collapsing companies, accounting irregularities, and questionable corporate governance has taken a breather lately and there is optimism that the markets may have reached a bottom. Of course, we investors have heard that story from market strategists many times in the past few years to no avail, which only shows that accurately predicting market peaks and valleys is difficult if not impossible to do.

      In terms of specific components of the S&P 500 Index's performance, the biggest contributors to its negative performance read like a who's who of broken energy trading companies. They include Dynegy, Williams, Allegheny Energy, Mirant, and Calpine. Enron was removed from the Index at the end of 2001. As far as top performers, there is no common theme. They included Nextel, Boston Scientific, Intuit, and Forest Laboratories. Nextel was far and away the strongest mover for the six months, and the bulk of it came in October.

      As long-term investors, we believe it is prudent to stay the course, since trying to time the bottom of the market may prove quite penal in terms of potential future returns. It is the nature of an index fund to have negative returns if the market is negative - the benefits of an index fund are realized in an up market, where historical data shows that it is very difficult for active investors to beat an index over the long term.


SEMI ANNUAL REPORT / OCTOBER 31, 2002

                                                       EQUITY INDEX PORTFOLIO 69

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

------------------------------------------------------------------------
                        INST'L                         LIPPER S&P 500
                        CLASS      CLASS A    S&P 500   INDEX OBJECTIVE
                        SHARES     SHARES      INDEX     FUNDS AVERAGE
------------------------------------------------------------------------
One year total return   -14.90%    -15.17%    -15.10%      -15.66%
------------------------------------------------------------------------
One year total return
with load                   --     -19.18%        --            --
------------------------------------------------------------------------
Annualized three year
total return            -11.95%    -12.17%    -12.21%      -12.70%
------------------------------------------------------------------------
Annualized three year
total return with load      --     -13.59%        --            --
------------------------------------------------------------------------
Annualized five year
total return              1.05%        --       0.73%        0.22%
------------------------------------------------------------------------
Annualized five year
total return with load      --         --         --            --
------------------------------------------------------------------------
Annualized total return
inception to date         0.06%      0.24%        --            --
------------------------------------------------------------------------
Annualized total return
inception to date
with load                   --      -0.74%        --            --
------------------------------------------------------------------------


  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning October 1, 1997. Class A Shares were offered beginning November 3, 1997. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge.

  The performance of the S&P 500 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[BAR CHART OMITTED]

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

20% FINANCIALS

14% HEALTH CARE

14% INFORMATION TECHNOLOGY

13% CONSUMER DISCRETIONARY

11% INDUSTRIALS

 9% CONSUMER STAPLES

 6% ENERGY

 6% OTHER

 4% TELECOMMUNICATION SERVICES

 3% REGISTERED INVESTMENT COMPANIES

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------

COMMON STOCK -- 96.7%

    CONSUMER DISCRETIONARY -- 13.0%
    AMERICAN GREETINGS, CL A*                  --+    $      5
                                     -------------------------
    AOL TIME WARNER*                           49          724
                                     -------------------------
    AUTOZONE*                                   1          102
                                     -------------------------
    BED BATH & BEYOND*                          3          106
                                     -------------------------
    BEST BUY*                                   3           62
                                     -------------------------
    BIG LOTS*                                   1            9
                                     -------------------------
    BLACK & DECKER                              1           34
                                     -------------------------
    BRUNSWICK*                                  1           19
                                     -------------------------
    CARNIVAL                                    7          170
                                     -------------------------
    CENTEX                                     --+          22
                                     -------------------------
    CIRCUIT CITY STORES                         2           23
                                     -------------------------
    CLEAR CHANNEL COMMUNICATIONS*               6          233
                                     -------------------------
    COMCAST, CL A*                             10          230
                                     -------------------------
    COOPER TIRE & RUBBER                       --+           3
                                     -------------------------
    COSTCO WHOLESALE*                           5          171
                                     -------------------------
    DANA                                        2           17
                                     -------------------------
    DARDEN RESTAURANTS                          2           31
                                     -------------------------
    DELPHI AUTOMOTIVE SYSTEMS                   5           37
                                     -------------------------
    DILLARD'S, CL A                             1           18
                                     -------------------------
    DOLLAR GENERAL                              3           44
                                     -------------------------
    DOW JONES                                   1           29
                                     -------------------------
    EASTMAN KODAK                               3           94
                                     -------------------------
    EBAY*                                       3          183
                                     -------------------------
    FAMILY DOLLAR STORES                        2           51
                                     -------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    FEDERATED DEPARTMENT STORES*                2     $     61
                                     -------------------------
    FORD MOTOR                                 19          161
                                     -------------------------
    FORTUNE BRANDS                              1           73
                                     -------------------------
    GANNETT                                     3          212
                                     -------------------------
    GAP                                         8           96
                                     -------------------------
    GENERAL MOTORS                              6          195
                                     -------------------------
    GENUINE PARTS                               2           52
                                     -------------------------
    GOODYEAR TIRE & RUBBER                      2           11
                                     -------------------------
    HARLEY-DAVIDSON                             3          157
                                     -------------------------
    HARRAH'S ENTERTAINMENT*                     1           42
                                     -------------------------
    HASBRO                                      2           20
                                     -------------------------
    HILTON HOTELS                               4           51
                                     -------------------------
    HOME DEPOT                                 26          750
                                     -------------------------
    INTERNATIONAL GAME TECHNOLOGY*              1           71
                                     -------------------------
    INTERPUBLIC GROUP                           4           48
                                     -------------------------
    JC PENNEY                                   3           48
                                     -------------------------
    JOHNSON CONTROLS                            1           66
                                     -------------------------
    JONES APPAREL GROUP*                        1           40
                                     -------------------------
    KB HOME                                     1           25
                                     -------------------------
    KNIGHT RIDDER                               1           42
                                     -------------------------
    KOH'S*                                      4          207
                                     -------------------------
    LEGGETT & PLATT                             2           44
                                     -------------------------
    LIMITED                                     5           86
                                     -------------------------
    LIZ CLAIBORNE                               1           40
                                     -------------------------
    LOWE'S                                      9          359
                                     -------------------------
    MARRIOTT INTERNATIONAL, CL A                2           77
                                     -------------------------
    MATTEL                                      4           82
                                     -------------------------
    MAY DEPARTMENT STORES                       3           66
                                     -------------------------
    MAYTAG                                      1           19
                                     -------------------------
    MCDONALD'S                                 14          246
                                     -------------------------
    MCGRAW-HILL                                 2          126
                                     -------------------------
    MEREDITH                                    1           25
                                     -------------------------
    NEW YORK TIMES, CL A                        2           74
                                     -------------------------
    NEWELL RUBBERMAID                           3           91
                                     -------------------------
    NIKE, CL B                                  3          128
                                     -------------------------
    NORDSTROM                                   1           23
                                     -------------------------
    OFFICE DEPOT*                               3           47
                                     -------------------------
    OMNICOM GROUP                               2          102
                                     -------------------------
    PULTE HOMES                                 1           28
                                     -------------------------
    RADIOSHACK*                                 2           38
                                     -------------------------
    REEBOK INTERNATIONAL*                      --+           5
                                     -------------------------
    SEARS ROEBUCK                               3           83
                                     -------------------------
    SHERWIN-WILLIAMS                            2           52
                                     -------------------------
    SNAP-ON                                     1           18
                                     -------------------------
    STANLEY WORKS                               1           32
                                     -------------------------
    STAPLES*                                    4           67
                                     -------------------------
    STARBUCKS*                                  4           95
                                     -------------------------
    STARWOOD HOTELS & RESORTS
    WORLDWIDE                                   2           44
                                     -------------------------
    TARGET                                     10          287
                                     -------------------------

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    TIFFANY                                     2     $     42
                                     -------------------------
    TJX                                         6          116
                                     -------------------------
    TMP WORLDWIDE*                              1           12
                                     -------------------------
    TOYS 'R' US*                                2           21
                                     -------------------------
    TRIBUNE                                     3          143
                                     -------------------------
    TRW                                         1           64
                                     -------------------------
    TUPPERWARE                                 --+           3
                                     -------------------------
    UNIVISION COMMUNICATIONS, CL A*             2           52
                                     -------------------------
    VF                                          1           40
                                     -------------------------
    VIACOM, CL B*                              19          865
                                     -------------------------
    VISTEON                                     1            9
                                     -------------------------
    WAL-MART STORES                            49        2,625
                                     -------------------------
    WALT DISNEY                                21          359
                                     -------------------------
    WENDY'S INTERNATIONAL                       1           39
                                     -------------------------
    WHIRLPOOL                                   1           30
                                     -------------------------
    YUM! BRANDS*                                3           69
                                     -------------------------

    TOTAL CONSUMER DISCRETIONARY                      $ 11,718
==============================================================

    CONSUMER STAPLES -- 9.6%
                                     -------------------------
    ADOLPH COORS, CL B                         --+          19
                                     -------------------------
    ALBERTO-CULVER, CL B                        1           32
                                     -------------------------
    ALBERTSON'S                                 4           90
                                     -------------------------
    ANHEUSER-BUSCH                             10          504
                                     -------------------------
    ARCHER-DANIELS-MIDLAND                      7           92
                                     -------------------------
    AVON PRODUCTS                               2          111
                                     -------------------------
    BROWN-FORMAN, CL B                          1           56
                                     -------------------------
    CAMPBELL SOUP                               4           89
                                     -------------------------
    CLOROX                                      2          101
                                     -------------------------
    COCA-COLA                                  27        1,268
                                     -------------------------
    COCA-COLA ENTERPRISES                       5          118
                                     -------------------------
    COLGATE-PALMOLIVE                           6          323
                                     -------------------------
    CONAGRA FOODS                               5          126
                                     -------------------------
    CVS                                         4          115
                                     -------------------------
    GENERAL MILLS                               4          166
                                     -------------------------
    GILLETTE                                   11          332
                                     -------------------------
    HERSHEY FOODS                               1           90
                                     -------------------------
    HJ HEINZ                                    3          108
                                     -------------------------
    KELLOGG                                     5          143
                                     -------------------------
    KIMBERLY-CLARK                              6          285
                                     -------------------------
    KROGER*                                     8          120
                                     -------------------------
    PEPSI BOTTLING GROUP                        3           73
                                     -------------------------
    PEPSICO                                    20          860
                                     -------------------------
    PHILIP MORRIS                              23          949
                                     -------------------------
    PROCTER & GAMBLE                           14        1,265
                                     -------------------------
    RJ REYNOLDS TOBACCO HOLDINGS                1           40
                                     -------------------------
    SAFEWAY*                                    5          124
                                     -------------------------
    SARA LEE                                    9          197
                                     -------------------------
    SUPERVALU                                   1           20
                                     -------------------------
    SYSCO                                       7          223
                                     -------------------------

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                          EQUITY INDEX PORTFOLIO  (CONTINUED) 71

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)   VALUE (000)
--------------------------------------------------------------
    UST                                         2     $     57
                                     -------------------------
    WALGREEN                                   11          367
                                     -------------------------
    WINN-DIXIE STORES                           1           22
                                     -------------------------
    WM WRIGLEY JR                               2          122
                                     -------------------------
    TOTAL CONSUMER STAPLES                            $  8,607
==============================================================


    ENERGY -- 5.6%
                                     -------------------------
    AMERADA HESS                                1           50
                                     -------------------------
    ANADARKO PETROLEUM                          2          107
                                     -------------------------
    APACHE                                      1           78
                                     -------------------------
    ASHLAND                                     1           16
                                     -------------------------
    BAKER HUGHES                                3           93
                                     -------------------------
    BJ SERVICES*                                2           50
                                     -------------------------
    BURLINGTON RESOURCES                        2           85
                                     -------------------------
    CHEVRONTEXACO                              12          796
                                     -------------------------
    CONOCOPHILLIPS                              7          348
                                     -------------------------
    DEVON ENERGY                                2           83
                                     -------------------------
    EOG RESOURCES                               1           41
                                     -------------------------
    EXXON MOBIL                                74        2,506
                                     -------------------------
    HALLIBURTON                                 4           69
                                     -------------------------
    KERR-MCGEE                                  1           39
                                     -------------------------
    MARATHON OIL                                3           69
                                     -------------------------
    NABORS INDUSTRIES*                          1           49
                                     -------------------------
    NOBLE*                                      1           42
                                     -------------------------
    OCCIDENTAL PETROLEUM                        4          103
                                     -------------------------
    ROWAN                                       1           22
                                     -------------------------
    SCHLUMBERGER                                6          243
                                     -------------------------
    SUNOCO                                      1           22
                                     -------------------------
    TRANSOCEAN                                  3           75
                                     -------------------------
    UNOCAL                                      2           66
                                     -------------------------

    TOTAL ENERGY                                      $  5,052
==============================================================


    FINANCIALS -- 20.1%

    ACE                                         3           77
                                     -------------------------
    AFLAC                                       5          157
                                     -------------------------
    ALLSTATE                                    8          310
                                     -------------------------
    AMBAC FINANCIAL GROUP                       1           68
                                     -------------------------
    AMERICAN EXPRESS                           14          513
                                     -------------------------
    AMERICAN INTERNATIONAL GROUP               29        1,795
                                     -------------------------
    AMSOUTH BANCORPORATION                      4           71
                                     -------------------------
    AON                                         2           45
                                     -------------------------
    BANK OF AMERICA                            17        1,157
                                     -------------------------
    BANK OF NEW YORK                            8          201
                                     -------------------------
    BANK ONE                                   13          500
                                     -------------------------
    BB&T                                        5          177
                                     -------------------------
    BEAR STEARNS                                1           61
                                     -------------------------
    CAPITAL ONE FINANCIAL                       2           70
                                     -------------------------
    CHARLES SCHWAB                             14          124
                                     -------------------------
    CHARTER ONE FINANCIAL                       2           69
                                     -------------------------

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    CHUBB                                       2     $     92
                                     -------------------------
    CINCINNATI FINANCIAL                        2           63
                                     -------------------------
    CITIGROUP                                  56        2,060
                                     -------------------------
    COMERICA                                    2           84
                                     -------------------------
    COUNTRYWIDE CREDIT INDUSTRIES               1           61
                                     -------------------------
    EQUITY OFFICE PROPERTIES TRUST              4          106
                                     -------------------------
    EQUITY RESIDENTIAL                          3           59
                                     -------------------------
    FANNIE MAE                                 11          735
                                     -------------------------
    FIFTH THIRD BANCORP                         6          393
                                     -------------------------
    FIRST TENNESSEE NATIONAL                    1           48
                                     -------------------------
    FLEETBOSTON FINANCIAL                      11          256
                                     -------------------------
    FRANKLIN RESOURCES                          3           83
                                     -------------------------
    FREDDIE MAC                                 8          474
                                     -------------------------
    GOLDEN WEST FINANCIAL                       2          111
                                     -------------------------
    GOLDMAN SACHS GROUP                         5          380
                                     -------------------------
    HARTFORD FINANCIAL SERVICES GROUP           2           96
                                     -------------------------
    HOUSEHOLD INTERNATIONAL                     5          115
                                     -------------------------
    HUNTINGTON BANCSHARES                       3           48
                                     -------------------------
    JEFFERSON-PILOT                             2           64
                                     -------------------------
    JOHN HANCOCK FINANCIAL SERVICES             3           86
                                     -------------------------
    JP MORGAN CHASE                            22          455
                                     -------------------------
    KEYCORP                                     4           99
                                     -------------------------
    LEHMAN BROTHERS HOLDINGS                    2          126
                                     -------------------------
    LINCOLN NATIONAL                            2           60
                                     -------------------------
    LOEWS                                       2           84
                                     -------------------------
    MARSH & MCLENNAN                            6          272
                                     -------------------------
    MARSHALL & ILSLEY                           2           59
                                     -------------------------
    MBIA                                        1           61
                                     -------------------------
    MBNA                                       13          272
                                     -------------------------
    MELLON FINANCIAL                            5          135
                                     -------------------------
    MERRILL LYNCH                               9          359
                                     -------------------------
    METLIFE                                     7          178
                                     -------------------------
    MGIC INVESTMENT                             1           42
                                     -------------------------
    MOODY'S                                     2           77
                                     -------------------------
    MORGAN STANLEY                             12          451
                                     -------------------------
    NATIONAL CITY                               6          174
                                     -------------------------
    NORTH FORK BANCORPORATION                   2           65
                                     -------------------------
    NORTHERN TRUST                              2           77
                                     -------------------------
    PLUM CREEK TIMBER                           2           40
                                     -------------------------
    PNC FINANCIAL SERVICES GROUP                3          115
                                     -------------------------
    PRINCIPAL FINANCIAL GROUP                   4           98
                                     -------------------------
    PROGRESSIVE                                 2          119
                                     -------------------------
    PROVIDIAN FINANCIAL*                        3           13
                                     -------------------------
    PRUDENTIAL FINANCIAL*                       6          175
                                     -------------------------
    REGIONS FINANCIAL                           2           75
                                     -------------------------
    SAFECO                                      1           36
                                     -------------------------
    SIMON PROPERTY GROUP                        2           65
                                     -------------------------
    SLM                                         2          167
                                     -------------------------
    SOUTHTRUST                                  3           85
                                     -------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    ST PAUL                                     2     $     69
                                     -------------------------
    STATE STREET                                3          132
                                     -------------------------
    STILWELL FINANCIAL                          2           28
                                     -------------------------
    SUNTRUST BANKS                              3          179
                                     -------------------------
    SYNOVUS FINANCIAL                           3           56
                                     -------------------------
    T ROWE PRICE GROUP                          1           37
                                     -------------------------
    TORCHMARK                                   1           43
                                     -------------------------
    TRAVELERS PROPERTY CASUALTY, CL B*         10          140
                                     -------------------------
    UNION PLANTERS                              2           61
                                     -------------------------
    UNUMPROVIDENT                               3           52
                                     -------------------------
    U.S. BANCORP                               21          445
                                     -------------------------
    WACHOVIA                                   15          525
                                     -------------------------
    WASHINGTON MUTUAL                          10          363
                                     -------------------------
    WELLS FARGO                                19          942
                                     -------------------------
    XL CAPITAL, CL A                            1          109
                                     -------------------------
    ZIONS BANCORPORATION                        1           36
                                     -------------------------

    TOTAL FINANCIALS                                  $ 18,060
==============================================================


    HEALTH CARE -- 14.6%

    ABBOTT LABORATORIES                        17          723
                                     -------------------------
    AETNA                                       2           61
                                     -------------------------
    ALLERGAN                                    1           70
                                     -------------------------
    AMERISOURCEBERGEN                           1           71
                                     -------------------------
    AMGEN*                                     14          654
                                     -------------------------
    ANTHEM*                                     2           94
                                     -------------------------
    APPLIED BIOSYSTEMS GROUP - APPLERA          2           41
                                     -------------------------
    BAUSCH & LOMB                               1           20
                                     -------------------------
    BAXTER INTERNATIONAL                        6          155
                                     -------------------------
    BECTON DICKINSON                            3           74
                                     -------------------------
    BIOGEN*                                     1           53
                                     -------------------------
    BIOMET                                      3           76
                                     -------------------------
    BOSTON SCIENTIFIC*                          5          170
                                     -------------------------
    BRISTOL-MYERS SQUIBB                       21          526
                                     -------------------------
    CARDINAL HEALTH                             5          329
                                     -------------------------
    CHIRON*                                     2           71
                                     -------------------------
    CIGNA                                       2           55
                                     -------------------------
    CR BARD                                    --+          25
                                     -------------------------
    ELI LILLY                                  12          688
                                     -------------------------
    FOREST LABORATORIES*                        2          176
                                     -------------------------
    GENZYME*                                    2           56
                                     -------------------------
    GUIDANT*                                    3           86
                                     -------------------------
    HCA                                         5          237
                                     -------------------------
    HEALTH MANAGEMENT ASSOCIATES, CL A          2           44
                                     -------------------------
    HEALTHSOUTH*                                4           18
                                     -------------------------
    HUMANA*                                     1           10
                                     -------------------------
    JOHNSON & JOHNSON                          33        1,928
                                     -------------------------
    KING PHARMACEUTICALS*                       2           33
                                     -------------------------
    MANOR CARE*                                 1           16
                                     -------------------------
    MCKESSON                                    3           81
                                     -------------------------

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    MEDIMMUNE*                                  3     $     68
                                     -------------------------
    MEDTRONIC                                  13          598
                                     -------------------------
    MERCK                                      25        1,344
                                     -------------------------
    PFIZER                                     68        2,165
                                     -------------------------
    PHARMACIA                                  14          611
                                     -------------------------
    QUINTILES TRANSNATIONAL*                    1           14
                                     -------------------------
    SCHERING-PLOUGH                            16          345
                                     -------------------------
    ST JUDE MEDICAL*                            2           60
                                     -------------------------
    STRYKER                                     2          120
                                     -------------------------
    TENET HEALTHCARE*                           5          148
                                     -------------------------
    UNITEDHEALTH GROUP                          3          305
                                     -------------------------
    WATSON PHARMACEUTICALS*                     1           22
                                     -------------------------
    WELLPOINT HEALTH NETWORKS*                  2          113
                                     -------------------------
    WYETH                                      15          488
                                     -------------------------
    ZIMMER HOLDINGS*                            2           77
                                     -------------------------

    TOTAL HEALTH CARE                                 $ 13,119
==============================================================


    INDUSTRIALS -- 10.9%

    3M                                          4          550
                                     -------------------------
    ALLIED WASTE INDUSTRIES*                    2           16
                                     -------------------------
    AMERICAN POWER CONVERSION*                  3           32
                                     -------------------------
    AMERICAN STANDARD*                          1           53
                                     -------------------------
    AMR*                                        2            8
                                     -------------------------
    APOLLO GROUP, CL A*                         2           76
                                     -------------------------
    AUTOMATIC DATA PROCESSING                   7          277
                                     -------------------------
    AVERY DENNISON                              1           77
                                     -------------------------
    BOEING                                      9          263
                                     -------------------------
    BURLINGTON NORTHERN SANTA FE                4          100
                                     -------------------------
    CATERPILLAR                                 3          137
                                     -------------------------
    CENDANT*                                   10          119
                                     -------------------------
    CINTAS                                      2           78
                                     -------------------------
    CONCORD EFS*                                4           63
                                     -------------------------
    CONVERGYS*                                  2           25
                                     -------------------------
    COOPER INDUSTRIES                           1           29
                                     -------------------------
    CRANE                                       1           14
                                     -------------------------
    CSX                                         2           60
                                     -------------------------
    CUMMINS                                    --+          10
                                     -------------------------
    DANAHER                                     1           83
                                     -------------------------
    DEERE                                       3          122
                                     -------------------------
    DELTA AIR LINES                             1           12
                                     -------------------------
    DELUXE                                      1           30
                                     -------------------------
    DOVER                                       2           53
                                     -------------------------
    EATON                                       1           53
                                     -------------------------
    EMERSON ELECTRIC                            5          225
                                     -------------------------
    EQUIFAX                                     2           38
                                     -------------------------
    FEDEX                                       3          174
                                     -------------------------
    FIRST DATA                                  8          283
                                     -------------------------
    FISERV*                                     2           56
                                     -------------------------
    FLUOR                                       1           18
                                     -------------------------


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                           EQUITY INDEX PORTFOLIO (CONTINUED) 73

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    GENERAL DYNAMICS                            2     $    158
                                     -------------------------
    GENERAL ELECTRIC                          110        2,767
                                     -------------------------
    GOODRICH                                    1           15
                                     -------------------------
    H&R BLOCK                                   2           80
                                     -------------------------
    HONEYWELL INTERNATIONAL                     9          204
                                     -------------------------
    ILLINOIS TOOL WORKS                         3          209
                                     -------------------------
    IMS HEALTH                                  3           47
                                     -------------------------
    INGERSOLL-RAND, CL A                        2           59
                                     -------------------------
    ITT INDUSTRIES                              1           55
                                     -------------------------
    LOCKHEED MARTIN                             5          272
                                     -------------------------
    MASCO                                       5          100
                                     -------------------------
    MCDERMOTT INTERNATIONAL*                   --+           1
                                     -------------------------
    NAVISTAR INTERNATIONAL*                     1           12
                                     -------------------------
    NORFOLK SOUTHERN                            4           76
                                     -------------------------
    NORTHROP GRUMMAN                            1          128
                                     -------------------------
    PACCAR                                      1           41
                                     -------------------------
    PALL                                        1           17
                                     -------------------------
    PARKER HANNIFIN                             1           51
                                     -------------------------
    PAYCHEX                                     4          104
                                     -------------------------
    PITNEY BOWES                                2           80
                                     -------------------------
    POWER-ONE*                                  1            4
                                     -------------------------
    RAYTHEON                                    4          120
                                     -------------------------
    ROBERT HALF INTERNATIONAL*                  2           28
                                     -------------------------
    ROCKWELL AUTOMATION                         2           31
                                     -------------------------
    ROCKWELL COLLINS                            2           43
                                     -------------------------
    RR DONNELLEY & SONS                         1           22
                                     -------------------------
    RYDER SYSTEM                               --+           9
                                     -------------------------
    SABRE HOLDINGS*                             1           23
                                     -------------------------
    SOUTHWEST AIRLINES                          8          119
    TEXTRON                                     1           52
                                     -------------------------
    THOMAS & BETTS*                             1            9
                                     -------------------------
    TYCO INTERNATIONAL                         22          318
                                     -------------------------
    UNION PACIFIC                               3          165
                                     -------------------------
    UNITED PARCEL SERVICE, CL B                12          738
                                     -------------------------
    UNITED TECHNOLOGIES                         5          337
                                     -------------------------
    WASTE MANAGEMENT                            7          154
                                     -------------------------
    WW GRAINGER                                 1           54
                                     -------------------------

    TOTAL INDUSTRIALS                                 $  9,836
==============================================================


    INFORMATION TECHNOLOGY -- 13.8%
    ADC TELECOMMUNICATIONS*                     8           12
                                     -------------------------
    ADOBE SYSTEMS                               2           52
                                     -------------------------
    ADVANCED MICRO DEVICES*                     3           21
                                     -------------------------
    AGILENT TECHNOLOGIES*                       4           60
                                     -------------------------
    ALTERA*                                     4           46
                                     -------------------------
    ANALOG DEVICES*                             4           94
                                     -------------------------
    ANDREW*                                    --+           2
                                     -------------------------
    APPLE COMPUTER*                             4           58
                                     -------------------------
    APPLIED MATERIALS*                         17          261
                                     -------------------------

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    APPLIED MICRO CIRCUITS*                     3     $     12
                                     -------------------------
    AUTODESK                                    1           16
                                     -------------------------
    AVAYA*                                      3            5
                                     -------------------------
    BMC SOFTWARE*                               3           42
                                     -------------------------
    BROADCOM, CL A*                             3           34
                                     -------------------------
    CIENA*                                      3           11
                                     -------------------------
    CISCO SYSTEMS*                             81          902
                                     -------------------------
    CITRIX SYSTEMS*                             2           15
                                     -------------------------
    COMPUTER ASSOCIATES INTERNATIONAL           6           85
                                     -------------------------
    COMPUTER SCIENCES*                          2           52
                                     -------------------------
    COMPUWARE*                                  4           17
                                     -------------------------
    COMVERSE TECHNOLOGY*                        2           11
                                     -------------------------
    CORNING*                                    9           16
                                     -------------------------
    DELL COMPUTER*                             29          818
                                     -------------------------
    ELECTRONIC ARTS*                            1           91
                                     -------------------------
    ELECTRONIC DATA SYSTEMS                     5           76
                                     -------------------------
    EMC-MASS*                                  22          113
                                     -------------------------
    GATEWAY*                                    4           11
                                     -------------------------
    HEWLETT-PACKARD                            34          531
                                     -------------------------
    INTEL                                      70        1,207
                                     -------------------------
    INTERNATIONAL BUSINESS MACHINES            19        1,474
                                     -------------------------
    INTUIT*                                     2          104
                                     -------------------------
    JABIL CIRCUIT*                              2           29
                                     -------------------------
    JDS UNIPHASE*                              13           29
                                     -------------------------
    KLA-TENCOR*                                 2           64
                                     -------------------------
    LEXMARK INTERNATIONAL*                      1           71
                                     -------------------------
    LINEAR TECHNOLOGY                           3           87
                                     -------------------------
    LSI LOGIC*                                  3           20
                                     -------------------------
    LUCENT TECHNOLOGIES*                       34           41
                                     -------------------------
    MAXIM INTEGRATED PRODUCTS                   3          100
                                     -------------------------
    MERCURY INTERACTIVE*                        1           24
                                     -------------------------
    MICRON TECHNOLOGY*                          6          101
                                     -------------------------
    MICROSOFT*                                 60        3,196
                                     -------------------------
    MILLIPORE                                   1           18
                                     -------------------------
    MOLEX                                       2           49
                                     -------------------------
    MOTOROLA                                   23          215
                                     -------------------------
    NATIONAL SEMICONDUCTOR*                     2           25
                                     -------------------------
    NCR*                                        1           24
                                     -------------------------
    NETWORK APPLIANCE*                          3           28
                                     -------------------------
    NOVELL*                                     3            8
                                     -------------------------
    NOVELLUS SYSTEMS*                           1           44
                                     -------------------------
    NVIDIA*                                     1           15
                                     -------------------------
    ORACLE*                                    60          611
                                     -------------------------
    PARAMETRIC TECHNOLOGY*                      3            6
                                     -------------------------
    PEOPLESOFT*                                 3           50
                                     -------------------------
    PERKINELMER                                 1            7
                                     -------------------------
    PMC - SIERRA*                               1            6
                                     -------------------------
    QLOGIC*                                     1           35
                                     -------------------------
    QUALCOMM*                                   8          280
                                     -------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    RATIONAL SOFTWARE*                          2     $     13
                                     -------------------------
    SANMINA-SCI*                                5           14
                                     -------------------------
    SCIENTIFIC-ATLANTA                          2           20
                                     -------------------------
    SIEBEL SYSTEMS*                             5           37
                                     -------------------------
    SOLECTRON*                                  8           17
                                     -------------------------
    SUN MICROSYSTEMS*                          34          101
                                     -------------------------
    SUNGARD DATA SYSTEMS*                       3           64
                                     -------------------------
    SYMBOL TECHNOLOGIES                         2           16
                                     -------------------------
    TEKTRONIX*                                  1           19
                                     -------------------------
    TELLABS*                                    4           31
                                     -------------------------
    TERADYNE*                                   2           21
                                     -------------------------
    TEXAS INSTRUMENTS                          18          291
                                     -------------------------
    THERMO ELECTRON*                            2           29
                                     -------------------------
    UNISYS*                                     3           29
                                     -------------------------
    VERITAS SOFTWARE*                           4           64
                                     -------------------------
    WATERS*                                     1           31
                                     -------------------------
    XEROX*                                      6           43
                                     -------------------------
    XILINX*                                     3           61
                                     -------------------------
    YAHOO*                                      6           82
                                     -------------------------

    TOTAL INFORMATION TECHNOLOGY                      $ 12,415
==============================================================


    MATERIALS -- 2.4%

    AIR PRODUCTS & CHEMICALS                    2          100
                                     -------------------------
    ALCOA                                       9          199
                                     -------------------------
    ALLEGHENY TECHNOLOGIES                      1            5
                                     -------------------------
    BALL                                        1           28
                                     -------------------------
    BEMIS                                       1           29
                                     -------------------------
    BOISE CASCADE                               1           14
                                     -------------------------
    DOW CHEMICAL                                9          246
                                     -------------------------
    EASTMAN CHEMICAL                            1           33
                                     -------------------------
    ECOLAB                                      1           70
                                     -------------------------
    EI DU PONT DE NEMOURS                      11          452
                                     -------------------------
    ENGELHARD                                   1           25
                                     -------------------------
    FREEPORT-MCMORAN COPPER & GOLD,
    CL B*                                       2           22
                                     -------------------------
    GEORGIA-PACIFIC                             2           30
                                     -------------------------
    GREAT LAKES CHEMICAL                        1           15
                                     -------------------------
    HERCULES*                                   1            8
                                     -------------------------
    INTERNATIONAL FLAVORS & FRAGRANCES          1           29
                                     -------------------------
    INTERNATIONAL PAPER                         5          178
                                     -------------------------
    LOUISIANA-PACIFIC*                          1            6
                                     -------------------------
    MEADWESTVACO                                2           39
                                     -------------------------
    MONSANTO CO                                 2           39
                                     -------------------------
    NEWMONT MINING                              4           92
                                     -------------------------
    NUCOR                                       1           33
                                     -------------------------
    PACTIV*                                     1           25
                                     -------------------------
    PHELPS DODGE*                               1           28
                                     -------------------------
    PPG INDUSTRIES                              2           75
                                     -------------------------
    PRAXAIR                                     2           85
                                     -------------------------
    ROHM & HAAS                                 2           71
                                     -------------------------
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------

    SEALED AIR*                                 1     $     13
                                     -------------------------
    SIGMA-ALDRICH                               1           34
                                     -------------------------
    TEMPLE-INLAND                              --+          18
                                     -------------------------
    UNITED STATES STEEL                         1           12
                                     -------------------------
    VULCAN MATERIALS                            1           30
                                     -------------------------
    WEYERHAEUSER                                2          100
                                     -------------------------
    WORTHINGTON INDUSTRIES                     --+           5
                                     -------------------------

    TOTAL MATERIALS                                   $  2,188
==============================================================


    TELECOMMUNICATION SERVICES -- 4.3%

    ALLTEL                                      3          151
                                     -------------------------
    AT&T                                       42          553
                                     -------------------------
    AT&T WIRELESS SERVICES*                    28          195
                                     -------------------------
    BELLSOUTH                                  21          541
                                     -------------------------
    CENTURYTEL                                  2           42
                                     -------------------------
    CITIZENS COMMUNICATIONS*                    3           22
                                     -------------------------
    NEXTEL COMMUNICATIONS, CL A*               10          113
                                     -------------------------
    QWEST COMMUNICATIONS INTERNATIONAL         16           55
                                     -------------------------
    SBC COMMUNICATIONS                         37          938
                                     -------------------------
    SPRINT (FON GROUP)                          9          106
                                     -------------------------
    SPRINT (PCS GROUP)*                         9           32
                                     -------------------------
    VERIZON COMMUNICATIONS                     30        1,136
                                     -------------------------

    TOTAL TELECOMMUNICATION SERVICES                  $  3,884
==============================================================
    UTILITIES -- 2.4%
                                     -------------------------
    AES*                                        5            8
                                     -------------------------
    ALLEGHENY ENERGY                            1            6
                                     -------------------------
    AMEREN                                      1           55
                                     -------------------------
    AMERICAN ELECTRIC POWER                     3           84
                                     -------------------------
    CALPINE*                                    3            5
                                     -------------------------
    CENTERPOINT ENERGY                          3           21
                                     -------------------------
    CINERGY                                     2           49
                                     -------------------------
    CMS ENERGY                                  1            8
                                     -------------------------
    CONSOLIDATED EDISON                         2           96
                                     -------------------------
    CONSTELLATION ENERGY GROUP                  2           42
                                     -------------------------
    DOMINION RESOURCES                          3          161
                                     -------------------------
    DTE ENERGY                                  1           65
                                     -------------------------
    DUKE ENERGY                                 9          184
                                     -------------------------
    DYNEGY, CL A                                3            2
                                     -------------------------
    EDISON INTERNATIONAL*                       3           35
                                     -------------------------
    EL PASO                                     5           43
                                     -------------------------
    ENTERGY                                     2           96
                                     -------------------------
    EXELON                                      4          182
                                     -------------------------
    FIRSTENERGY                                 3          105
                                     -------------------------
    FPL GROUP                                   2          104
                                     -------------------------
    KEYSPAN                                     1           47
                                     -------------------------
    KINDER MORGAN                               1           40
                                     -------------------------
    MIRANT*                                     4            9
                                     -------------------------


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                          EQUITY INDEX PORTFOLIO  (CONCLUDED) 75

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    NICOR                                       1     $     17
                                     -------------------------
    NISOURCE                                    2           36
                                     -------------------------
    PEOPLES ENERGY                             --+           4
                                     -------------------------
    PG&E*                                       4           40
                                     -------------------------
    PINNACLE WEST CAPITAL                       1           26
                                     -------------------------
    PPL                                         1           42
                                     -------------------------
    PROGRESS ENERGY                             2           97
                                     -------------------------
    PROGRESS ENERGY*                            1           --+
                                     -------------------------
    PUBLIC SERVICE ENTERPRISE GROUP             2           63
                                     -------------------------
    SEMPRA ENERGY                               2           44
                                     -------------------------
    SOUTHERN                                    7          217
                                     -------------------------
    TECO ENERGY                                 1           19
                                     -------------------------
    TXU                                         3           36
                                     -------------------------
    WILLIAMS                                    5            9
                                     -------------------------
    XCEL ENERGY                                 3           34
                                     -------------------------

    TOTAL UTILITIES                                   $  2,131
==============================================================

TOTAL COMMON STOCK
(COST $117,936)                                       $ 87,010
==============================================================

RIGHTS -- 0.0%
    SEAGATE ESCROW SECURITY ^*                  2           --
                                     -------------------------

TOTAL RIGHTS
(COST $--)                                             $     -
==============================================================

REGISTERED INVESTMENT COMPANIES -- 2.7%
    SPDR TRUST, SER 128                        28        2,442
                                     -------------------------

TOTAL REGISTERED INVESTMENT COMPANIES
(COST $2,436)                                         $  2,442
==============================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 2.5%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   2,203        2,203
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $2,203)                                         $  2,203
==============================================================

TOTAL INVESTMENTS -- 101.9%
(COST $122,575)                                       $ 91,655
==============================================================
OTHER ASSETS & LIABILITIES, NET -- (1.9)%             $ (1,665)
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 89,990
==============================================================

* Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+ Amount rounds to less than one thousand.

^ Security is fair valued as determined under procedures established by the Board of Trustees.

  Cl -- Class

The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

76 EQUITY PORTFOLIOS


BLUE CHIP EQUITY PORTFOLIO



[PHOTO OMITTED]

ALLEN J. ASHCROFT, JR.

PORTFOLIO MANAGER

ALLEN J. ASHCROFT, JR. IS CO-MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. ASHCROFT HAS MORE THAN 20 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.



[PHOTO OMITTED]

CLYDE L. RANDALL II, CFA

PORTFOLIO MANAGER

CLYDE L. RANDALL II, CFA IS CO-MANAGER OF THE BLUE CHIP EQUITY PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. RANDALL HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.


MANAGEMENT DISCUSSION AND ANALYSIS
      The Portfolio's style is to invest in large-cap, franchise companies while trying to stay competitive with the S&P 500 Index. We remain committed to our strategy of diversifying the Portfolio so that it has representation in many major market sectors. Our approach of concentrating on a limited number of well-managed companies with a long-term horizon has not changed even in the tough market environment of the past few years.

      This has been the most challenging year from an investment standpoint in decades. Equity investors grew nervous as visibility into corporate earnings weakened, confidence in corporate leadership waned, and the mounting reality of a war with Iraq seemed assured. The most recent quarterly decline was the worst since the crash of `87. Global markets also retreated as many of the world's economies seemed to be slowing from earlier projected forecasts. The U.S. has rebounded somewhat from last year's recession; however, the mention of a possible downturn (or double dip) in the economy may have precipitated recent equity declines. Solid economic numbers, coupled with some sort of resolve regarding Iraq, may be needed to jump-start our markets.

      The equity market had two of its worst months in recent memory in July and September, falling 8% and 11%, respectively. On the other hand, October (generally known as a weak month for equities) saw the market rebound over 9%. Equities have now been in a bear market for over two years. If the economy continues to grow, the equity markets should begin to telegraph a better earnings environment and the markets should begin to show signs of a recovery.

      The largest contributors to Portfolio performance during the six-month reporting period were Microsoft, Wells Fargo, and Procter and Gamble. Certainly an eclectic group, but if you could extract a theme from these companies it would be size and quality. Microsoft is the world's leading software company; Wells Fargo is one of the larger and best-run banks; and Procter and Gamble is a global household products company which just reported its strongest sales growth in seven years. The market seemed to reward large companies that demonstrated fiscal responsiveness and grew their revenue. The Portfolio was negatively impacted by equities with technology and telecom exposure. Corning, Sun Microsystems, and Agilent were equities that fit that profile. Each of these company's revenues and earnings fell dramatically and was reflected in their share price.

      Looking forward, we are cautiously optimistic on the equity markets. Valuations are back to more reasonable levels, and the market seemed to stabilize after an extremely weak summer. The economy appears to be in a recovery mode. Now, if corporate fundamentals would improve, we feel the markets have the potential to rebound.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                   BLUE CHIP EQUITY PORTFOLIO 77

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)


----------------------------------------------------------------------------
                                                                LIPPER
                            INST'L                              LARGE-CAP
                            CLASS   CLASS A  CLASS B  S&P 500   CORE FUNDS
                            SHARES  SHARES*  SHARES*   INDEX  CLASSIFICATION
----------------------------------------------------------------------------
One year total return       -24.81%  -24.87% -25.45%  -15.10%    -16.25%
----------------------------------------------------------------------------
One year total return
with load                       --   -28.42% -29.17%      --         --
----------------------------------------------------------------------------
Annualized three year
total return                -13.99%  -14.08% -14.72%  -12.21%    -12.41%
----------------------------------------------------------------------------
Annualized three year
total return with load          --   -15.45% -15.55%      --         --
----------------------------------------------------------------------------
Annualized five year
total return                 -0.57%   -0.70%  -1.07%    0.73%     -0.80%
----------------------------------------------------------------------------
Annualized five year
total return with load          --    -1.66%  -1.44%      --         --
----------------------------------------------------------------------------
Annualized total return
inception to date             5.16%    5.03%   4.44%      --         --
----------------------------------------------------------------------------
Annualized total return
inception to date with load     --     4.26%   4.44%      --        --
----------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning April 1, 1996. Class A Shares were offered beginning May 16, 1996. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge. Class B Shares were offered beginning July 31, 1998. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge
  (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

  The performance of the S&P 500 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


[BAR CHART OMITTED]
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

21% FINANCIALS

16% HEALTH CARE

14% INFORMATION TECHNOLOGY

11% CONSUMER STAPLES

10% CONSUMER DISCRETIONARY

10% INDUSTRIALS

 8% ENERGY

 4% TELECOMMUNICATION SERVICES

 3% MATERIALS

 3% RELATED MONEY MARKET PORTFOLIO

 1% UTILITIES

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.2%

    CONSUMER DISCRETIONARY -- 10.2%

    AOL TIME WARNER*                          350    $   5,162
                                     -------------------------
    BEST BUY*                                 175        3,607
                                     -------------------------
    INTERPUBLIC GROUP                         175        2,095
                                     -------------------------
    LOWE'S                                    125        5,216
                                     -------------------------
    WAL-MART STORES                            90        4,820
                                     -------------------------

    TOTAL CONSUMER DISCRETIONARY                     $  20,900
==============================================================


    CONSUMER STAPLES -- 11.3%
    CVS                                       200        5,546
                                     -------------------------
    KRAFT FOODS, CL A                         150        5,925
                                     -------------------------
    PEPSICO                                   125        5,512
                                     -------------------------
    PROCTER & GAMBLE                           70        6,192
                                     -------------------------

    TOTAL CONSUMER STAPLES                           $  23,175
==============================================================


    ENERGY -- 8.2%
                                     -------------------------
    EXXON MOBIL                               180        6,059
                                     -------------------------
    NABORS INDUSTRIES*                        125        4,371
                                     -------------------------
    WEATHERFORD INTERNATIONAL*                160        6,406
                                     -------------------------

    TOTAL ENERGY                                     $  16,836
==============================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

78 BLUE CHIP EQUITY PORTFOLIO (CONCLUDED)

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    FINANCIALS -- 20.5%

    AMERICAN EXPRESS                          185    $   6,728
                                     -------------------------
    AMERICAN INTERNATIONAL GROUP              120        7,506
                                     -------------------------
    CITIGROUP                                 185        6,836
                                     -------------------------
    JP MORGAN CHASE                           175        3,631
                                     -------------------------
    MORGAN STANLEY                            135        5,254
                                     -------------------------
    NORTHERN TRUST                            140        4,875
                                     -------------------------
    WELLS FARGO                               140        7,066
                                     -------------------------

    TOTAL FINANCIALS                                 $  41,896
==============================================================


    HEALTH CARE -- 16.3%
                                     -------------------------
    ABBOTT LABORATORIES                       170        7,118
                                     -------------------------
    AMGEN*                                    100        4,656
                                     -------------------------
    ELI LILLY                                 105        5,828
                                     -------------------------
    JOHNSON & JOHNSON                          80        4,700
                                     -------------------------
    PFIZER                                    190        6,036
                                     -------------------------
    WYETH                                     150        5,025
                                     -------------------------

    TOTAL HEALTH CARE                                $  33,363
==============================================================


    INDUSTRIALS -- 9.7%

    GENERAL DYNAMICS                           38        3,007
                                     -------------------------
    GENERAL ELECTRIC                          275        6,944
                                     -------------------------
    NORTHROP GRUMMAN                           40        4,125
                                     -------------------------
    UNITED TECHNOLOGIES                        95        5,859
                                     -------------------------

    TOTAL INDUSTRIALS                                $  19,935
==============================================================


    INFORMATION TECHNOLOGY -- 14.4%

    CELESTICA*                                150        2,070
                                     -------------------------
    CISCO SYSTEMS*                            235        2,627
                                     -------------------------
    INTERNATIONAL BUSINESS MACHINES            65        5,131
                                     -------------------------
    JABIL CIRCUIT*                            215        3,317
                                     -------------------------
    KONINKLIJKE PHILIPS ELECTRONICS           200        3,540
                                     -------------------------
    MICROSOFT*                                100        5,347
                                     -------------------------
    MOTOROLA                                  250        2,292
                                     -------------------------
    TEXAS INSTRUMENTS                         175        2,776
                                     -------------------------
    VERITAS SOFTWARE*                         150        2,288
                                     -------------------------

    TOTAL INFORMATION TECHNOLOGY                     $  29,388
==============================================================


--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    MATERIALS -- 2.7%
                                     -------------------------
    ALCOA                                     250    $   5,515
                                     -------------------------
    TOTAL MATERIALS                                  $   5,515
==============================================================
    TELECOMMUNICATION SERVICES -- 3.9%
    BELLSOUTH                                 220        5,753
                                     -------------------------
    SBC COMMUNICATIONS                         90        2,309
                                     -------------------------
    TOTAL TELECOMMUNICATION SERVICES                 $   8,062
==============================================================
TOTAL COMMON STOCK
(COST $237,381)                                      $ 199,070
==============================================================
   RELATED PARTY MONEY MARKET PORTFOLIO
    -- 2.9%
    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   6,051        6,051
                                     -------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $6,051)                                        $   6,051
==============================================================
TOTAL INVESTMENTS -- 100.1%
(COST $243,432)                                      $ 205,121
==============================================================
OTHER ASSETS & LIABILITIES, NET -- (0.1)%            $    (219)
==============================================================
TOTAL NET ASSETS -- 100.0%                           $ 204,902
==============================================================

*  Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

   Cl -- Class

The accompanying notes are an integral part of the financial statements.



OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                       This page intentionally left blank.

80 EQUITY PORTFOLIOS

CAPITAL GROWTH PORTFOLIO


[PHOTO OMITTED]

THOMAS D. DEHUDY, CFA

PORTFOLIO MANAGER

THOMAS D. DEHUDY, CFA IS MANAGER OF THE CAPITAL GROWTH PORTFOLIO. MR. DEHUDY HAS BEEN A PRINCIPAL OF AIA SINCE 2001. MR. DEHUDY IS ALSO AN EQUITY ANALYST AND PROVIDES RESEARCH COVERAGE FOR THE TECHNOLOGY SECTOR AND SELECTED CONSUMER CYCLICAL AREAS. MR. DEHUDY HAS MORE THAN 20 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH, AND IS A CHARTERED FINANCIAL ANALYST.



MANAGEMENT DISCUSSION AND ANALYSIS
      The Portfolio seeks stock price appreciation that reflects underlying growth in company revenues, cash flow, and earnings. We attempt to optimize the risk/reward of the Portfolio by targeting areas with attractive growth prospects and compelling valuation metrics. The characteristics noted below demonstrate the implementation of this investment style (i.e., higher projected earnings growth for 2003, but lower P/E, price/book and price/sales ratios). Over a stock market cycle, we believe this investment style can generate competitive investment returns.

      During the last six months, the stock market has produced some of the worst performance since the 1930s. Despite what we regard as an attractive investment style, the Portfolio has underperformed. Why? The primary reason was a premature bet on a strong economic recovery. A secondary answer is that there were too many company disappointments. We continue to foresee economic growth - although at a slower pace. To better position the Portfolio for this slower anticipated growth, we have increased our weighting in health care and decreased our weighting in technology. To ameliorate individual stock disappointments, we have systematically reduced (or eliminated) exposure to companies with problematic fundamentals.

      Since April, stocks with the greatest positive contribution to Portfolio performance included Forest Labs (accelerating growth), Clear Channel and Viacom (both from rising advertising spending), Alltel (steady telecom growth), and Outback Steakhouse and Cheesecake Factory (both because of cash flow and expansion potential). Stocks that negatively affected Portfolio performance included Sprint PCS (slowing growth and balance sheet issues), Best Buy (sharply reduced earnings expectations), Taiwan Semiconductor (an aborted semiconductor recovery), Freemarkets (decelerating growth), and Baxter International and Abbott Laboratories (both from unanticipated manufacturing deficiencies).

      After almost three years of negative stock market performance, we are optimistic that this very trying period is nearing an end. We feel that slow economic growth, combined with historically low interest rates and attractive stock valuations, have the potential to produce better results in the coming months.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                     CAPITAL GROWTH PORTFOLIO 81

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)

-----------------------------------------------------------------------------
                                                                   LIPPER
                            INST'L                                MULTI-CAP
                             CLASS   CLASS A  CLASS B  S&P 500  GROWTH FUNDS
                            SHARES    SHARES* SHARES*   INDEX  CLASSIFICATION
-----------------------------------------------------------------------------
One year total return       -24.61%   -24.68% -25.21%  -15.10%      -19.95%
-----------------------------------------------------------------------------
One year total return
with load                       --    -28.26% -28.95%      --           --
-----------------------------------------------------------------------------
Annualized three year
total return                -15.44    -15.53% -16.17%  -12.21%      -17.84%
-----------------------------------------------------------------------------
Annualized three year
total return with load          --    -16.89% -16.88%      --           --
-----------------------------------------------------------------------------
Annualized five year
total return                  1.77%     1.63%   0.55%    0.73        -1.94%
-----------------------------------------------------------------------------
Annualized five year
total return with load          --      0.65%   0.27%      --           --
-----------------------------------------------------------------------------
Annualized total return
inception to date             7.58%     7.30%   6.26%      --           --
-----------------------------------------------------------------------------
Annualized total return
inception to date with load     --      6.74%   6.26%      --           --
-----------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning July 16, 1993. Class A Shares were offered beginning March 9, 1994. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge. Class B Shares were offered beginning September 14, 1998. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge
  (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year.

* Performance shown prior to the actual inception date of the Class A and Class B Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A and Class B Shares, respectively.

  The performance of the S&P 500 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


[BAR CHART OMITTED]
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

26% HEALTH CARE

26% CONSUMER DISCRETIONARY

21% FINANCIALS

 6% INFORMATION TECHNOLOGY

 5% INDUSTRIALS

 4% RELATED MONEY MARKET PORTFOLIO

 4% ENERGY

 4% REPURCHASE AGREEMENTS

 4% OTHER

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 93.8%

    CONSUMER DISCRETIONARY -- 26.5%
                                     -------------------------
    AMERICAN AXLE & MANUFACTURING*             75    $   1,777
                                     -------------------------
    APPLEBEES INTERNATIONAL                    60        1,427
                                     -------------------------
    BRINKER INTERNATIONAL*                     55        1,561
                                     -------------------------
    CENTEX                                     60        2,729
                                     -------------------------
    CHEESECAKE FACTORY*                        50        1,695
                                     -------------------------
    CLEAR CHANNEL COMMUNICATIONS*             100        3,705
                                     -------------------------
    CUMULUS MEDIA, CL A*                       75        1,285
                                     -------------------------
    DARDEN RESTAURANTS                         60        1,139
                                     -------------------------
    DR HORTON                                 110        2,120
                                     -------------------------
    HISPANIC BROADCASTING*                     53        1,133
                                     -------------------------
    LEAR*                                      60        2,193
                                     -------------------------
    LENNAR                                     45        2,483
                                     -------------------------
    MAGNA INTERNATIONAL, CL A                  30        1,621
                                     -------------------------
    NVR*                                        5        1,695
                                     -------------------------
    OUTBACK STEAKHOUSE                         50        1,703
                                     -------------------------
    RUBY TUESDAY                               77        1,344
                                     -------------------------
    TOLL BROTHERS*                            100        2,048
                                     -------------------------
    VIACOM, CL B*                             100        4,461
                                     -------------------------

    TOTAL CONSUMER DISCRETIONARY                     $  36,119
==============================================================


    CONSUMER STAPLES -- 1.8%

    GENERAL MILLS                              60        2,479
                                     -------------------------

    TOTAL CONSUMER STAPLES                           $   2,479
==============================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

82 CAPITAL GROWTH PORTFOLIO (CONCLUDED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                       SHARES (000)   VALUE (000)
--------------------------------------------------------------
    ENERGY -- 4.2%
                                     -------------------------
    ENSCO INTERNATIONAL                        25    $     676
                                     -------------------------
    GLOBALSANTAFE                              75        1,792
                                     -------------------------
    NABORS INDUSTRIES*                         50        1,749
                                     -------------------------
    PATTERSON-UTI ENERGY*                      25          723
                                     -------------------------
    WEATHERFORD INTERNATIONAL*                 20          801
                                     -------------------------
    TOTAL ENERGY                                     $   5,741
==============================================================

    FINANCIALS -- 21.4%

    AMBAC FINANCIAL GROUP                      35        2,163
                                     -------------------------
    AMERICAN INTERNATIONAL GROUP               40        2,502
                                     -------------------------
    BOSTON PROPERTIES                          35        1,250
                                     -------------------------
    CAPITAL ONE FINANCIAL                      60        1,828
                                     -------------------------
    EQUITY OFFICE PROPERTIES TRUST             55        1,325
                                     -------------------------
    FANNIE MAE                                 90        6,017
                                     -------------------------
    FREDDIE MAC                               100        6,158
                                     -------------------------
    MBIA                                       40        1,746
                                     -------------------------
    MBNA                                       75        1,523
                                     -------------------------
    PRINCIPAL FINANCIAL GROUP                  70        1,964
                                     -------------------------
    SIMON PROPERTY GROUP                       40        1,366
                                     -------------------------
    VORNADO REALTY TRUST                       35        1,286
                                     -------------------------

    TOTAL FINANCIALS                                 $  29,128
==============================================================

    HEALTH CARE -- 27.4%

    ABBOTT LABORATORIES                        50        2,093
                                     -------------------------
    ACCREDO HEALTH*                            15          694
                                     -------------------------
    ADVANCEPCS*                                50        1,255
                                     -------------------------
    AMERISOURCEBERGEN                          30        2,135
                                     -------------------------
    CARDINAL HEALTH                            50        3,461
                                     -------------------------
    CAREMARK RX*                              120        2,124
                                     -------------------------
    ELI LILLY                                  40        2,220
                                     -------------------------
    EXPRESS SCRIPTS*                           70        3,805
                                     -------------------------
    GENVEC*                                   150          390
                                     -------------------------
    JOHNSON & JOHNSON                          75        4,406
                                     -------------------------
    PFIZER                                    175        5,560
                                     -------------------------
    PHARMACEUTICAL PRODUCT DEVELOPMENT*        60        1,644
                                     -------------------------
    QUEST DIAGNOSTICS*                         45        2,872
                                     -------------------------
    WELLPOINT HEALTH NETWORKS*                 40        3,008
                                     -------------------------
    WYETH                                      50        1,675
                                     -------------------------

    TOTAL HEALTH CARE                                $  37,342
==============================================================

    INDUSTRIALS -- 5.1%

    CERIDIAN*                                  90        1,240
                                     -------------------------
    GENERAL ELECTRIC                          175        4,419
                                     -------------------------
    VIAD                                       70        1,359
                                     -------------------------

    TOTAL INDUSTRIALS                                $   7,018
==============================================================


--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                       SHARES (000)   VALUE (000)
--------------------------------------------------------------
    INFORMATION TECHNOLOGY -- 5.6%

    COMPUTER ASSOCIATES INTERNATIONAL         250    $   3,715
                                     -------------------------
    FLEXTRONICS INTERNATIONAL*                125        1,045
                                     -------------------------
    FREEMARKETS*                              175        1,257
                                     -------------------------
    MENTOR GRAPHICS*                          175        1,661
                                     -------------------------

    TOTAL INFORMATION TECHNOLOGY                     $   7,678
==============================================================

    TELECOMMUNICATION SERVICES -- 1.8%

    ALLTEL                                     50        2,486
                                     -------------------------

    TOTAL TELECOMMUNICATION SERVICES                 $   2,486
==============================================================

TOTAL COMMON STOCK
(COST $137,114)                                      $ 127,991
==============================================================
   RELATED PARTY MONEY MARKET PORTFOLIO -- 4.3%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   5,820        5,820
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $5,820)                                        $   5,820
==============================================================

REPURCHASE AGREEMENT -- 3.7%

    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $5,000,267 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)           $5,000        5,000
                                     -------------------------

TOTAL REPURCHASE AGREEMENT
(COST $5,000)                                        $   5,000
==============================================================

TOTAL INVESTMENTS -- 101.8%
(COST $147,934)                                      $ 138,811
==============================================================
OTHER ASSETS & LIABILITIES, NET -- (1.8)%            $  (2,436)
==============================================================

TOTAL NET ASSETS -- 100.0%                           $ 136,375
==============================================================

*  Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio.

   Cl -- Class

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                       This page intentionally left blank.

84 EQUITY PORTFOLIOS


MID-CAP EQUITY PORTFOLIO



[PHOTO OMITTED]

DAVID G. ROBERTSON, CFA

PORTFOLIO MANAGER

DAVID G. ROBERTSON, CFA IS MANAGER OF THE MID-CAP EQUITY PORTFOLIO. MR. ROBERTSON HAS BEEN A VICE PRESIDENT OF AIA SINCE 2000. HE IS ALSO AN EQUITY ANALYST. MR. ROBERTSON HAS MORE THAN 13 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.



MANAGEMENT DISCUSSION AND ANALYSIS
      The past six months seemed more like a year and a half after experiencing the wild rides of two significant market declines and two significant market recoveries within that short time. While performance varied dramatically by size and style over shorter periods, overall only size materially affected returns over the period as larger stocks substantially outperformed smaller ones. Since the size and style of the Portfolio is currently very similar to its S&P 400 Mid-Cap Index benchmark, neither factor was a significant determinant of relative performance.

      Stock selection continues to be a primary focus of our investment strategy, and we did experience important contributions to Portfolio performance from a diverse group of companies such as XTO Energy (oil and gas exploration and production), Mantech International (federal IT services), Jabil Circuit (electronics contract manufacturing), Protein Design Labs (biotech), and Pactiv (packaging). Unfortunately, technology once again highlighted the underperformers as continuing weak fundamentals and guilt-by-association plagued the sector. Kulicke & Soffa, Concord EFS, and BearingPoint are all technology stocks that ranked amongst the poorest performers in the Portfolio. Overall, stock selection and below-average momentum characteristics hurt performance, and defensive sector selection (overweight energy and health care) helped performance.

      Looking forward, near-term sentiment and economic strength remain weak, but more and more companies are adapting more conservative (and arguably more appropriate) estimates of economic recovery. We retain a relatively defensive position for the short-term, but are increasingly constructive on the intermediate- to long-term health of the capital markets. While we envision a relatively slow recovery muted by pricing pressures, we also believe that the economic system is not broken and expect continued productivity gains. Because the Portfolio inherently enjoys the advantages of a large number of prospective holdings in the mid-cap size range and the flexibility of process to select the best ones, we feel it has the potential to weather the storm in good stead and be well-positioned to reap the benefits of a capital markets recovery.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                     MID-CAP EQUITY PORTFOLIO 85

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)
-----------------------------------------------------------------------
                        INST'L             S&P MID-CAP   LIPPER MID CAP
                        CLASS    CLASS A      400          CORE FUNDS
                        SHARES   SHARES*     INDEX       CLASSIFICATION
-----------------------------------------------------------------------
One year total return  -16.89%   -17.08%    -4.78%          -9.66%
-----------------------------------------------------------------------
One year total return
with load                  --    -21.04%       --              --
-----------------------------------------------------------------------
Annualized three year
total return            -2.64%    -2.77%     3.15%          -0.62%
-----------------------------------------------------------------------
Annualized three year
total return with load     --     -4.34%       --              --
-----------------------------------------------------------------------
Annualized five year
total return             4.63%     4.28%     7.23%           2.55%
-----------------------------------------------------------------------
Annualized five year
total return with load     --      3.27%       --              --
-----------------------------------------------------------------------
Annualized total return
inception to date        7.89%     7.51%       --              --
-----------------------------------------------------------------------
Annualized total return
inception to date
with load                  --      6.63%       --              --
-----------------------------------------------------------------------


  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning November 18, 1996. Class A Shares were offered beginning September 1, 1999. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge.

* Performance shown prior to the actual inception date of the Class A Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to Class A Shares.

  The performance for the S&P Mid-Cap 400 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
17% HEALTH CARE

14% ENERGY

12% REPURCHASE AGREEMENTS

10% INFORMATION TECHNOLOGY

10% UTILITIES

10% FINANCIALS

 7% CONSUMER DISCRETIONARY

 6% MATERIALS

 6% INDUSTRIALS

 4% CONSUMER STAPLES

 4% RELATED MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 84.9%


    CONSUMER DISCRETIONARY -- 7.5%

    FTI CONSULTING*                            20     $    832
                                     -------------------------
    HASBRO                                    110        1,124
                                     -------------------------
    LEAR*                                      18          643
                                     -------------------------
    LEGGETT & PLATT                            70        1,460
                                     -------------------------
    READERS DIGEST ASSOCIATION, CL A           93        1,504
                                     -------------------------

    TOTAL CONSUMER DISCRETIONARY                      $  5,563
==============================================================

    CONSUMER STAPLES -- 4.5%

    CAREER EDUCATION*                          25        1,003
                                     -------------------------
    PEPSI BOTTLING GROUP                       50        1,347
                                     -------------------------
    RJ REYNOLDS TOBACCO HOLDINGS               25        1,014
                                     -------------------------

TOTAL CONSUMER STAPLES                                $  3,364
==============================================================

    ENERGY -- 13.9%

    BJ SERVICES*                               30          910
                                     -------------------------
    DEVON ENERGY                               25        1,263
                                     -------------------------
    ENSCO INTERNATIONAL                        71        1,906
                                     -------------------------
    GLOBALSANTAFE                              --+         --+
                                     -------------------------
    NABORS INDUSTRIES*                         65        2,273
                                     -------------------------
    SMITH INTERNATIONAL*                       30          938
                                     -------------------------
    WEATHERFORD INTERNATIONAL*                 30        1,201
                                     -------------------------
    XTO ENERGY                                 78        1,870
                                     -------------------------
    TOTAL ENERGY                                      $ 10,361
==============================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

86 MID-CAP EQUITY PORTFOLIO (CONCLUDED)

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    FINANCIALS -- 9.9%

    ARCHSTONE-SMITH TRUST                      40     $    918
                                     -------------------------
    BOSTON PROPERTIES                          25          892
                                     -------------------------
    CARRAMERICA REALTY                         48        1,140
                                     -------------------------
    LEGG MASON                                 30        1,394
                                     -------------------------
    NEW PLAN EXCEL REALTY TRUST                71        1,230
                                     -------------------------
    TCF FINANCIAL                              42        1,761
                                     -------------------------
    TOTAL FINANCIALS                                  $  7,335
==============================================================

    HEALTH CARE -- 16.8%

    AMERIGROUP*                                70        2,045
                                     -------------------------
    ENZON*                                    110        2,134
                                     -------------------------
    EXPRESS SCRIPTS*                           31        1,685
                                     -------------------------
    HEALTH MANAGEMENT ASSOCIATES, CL A        100        1,912
                                     -------------------------
    HILLENBRAND INDUSTRIES                     21        1,092
                                     -------------------------
    PROTEIN DESIGN LABS*                      100          830
                                     -------------------------
    QUEST DIAGNOSTICS*                         29        1,851
                                     -------------------------
    RENAL CARE GROUP*                          30          949
                                     -------------------------
    TOTAL HEALTH CARE                                 $ 12,498
==============================================================

    INDUSTRIALS -- 5.9%

    CONCORD EFS*                              130        1,857
                                     -------------------------
    DST SYSTEMS*                               29          876
                                     -------------------------
    SABRE HOLDINGS*                            20          384
                                     -------------------------
    SPX*                                       30        1,260
                                     -------------------------

    TOTAL INDUSTRIALS                                 $  4,377
==============================================================

    INFORMATION TECHNOLOGY -- 10.2%

    AFFILIATED COMPUTER SERVICES, CL A*        16          737
                                     -------------------------
    APPLE COMPUTER*                            55          884
                                     -------------------------
    COMVERSE TECHNOLOGY*                       90          648
                                     -------------------------
    ELECTRONIC DATA SYSTEMS                   160        2,410
                                     -------------------------
    MANTECH INTERNATIONAL, CL A*               50        1,237
                                     -------------------------
    MTC TECHNOLOGIES*                          25          612
                                     -------------------------
    PLANTRONICS*                               73        1,086
                                     -------------------------

    TOTAL INFORMATION TECHNOLOGY                      $  7,614
==============================================================

    MATERIALS -- 6.0%

    BOWATER                                    40        1,344
                                     -------------------------
    OWENS-ILLINOIS*                           130        1,558
                                     -------------------------
    PACTIV*                                    80        1,587
                                     -------------------------

    TOTAL MATERIALS                                   $  4,489
==============================================================





--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    UTILITIES -- 10.2%

    CONSTELLATION ENERGY GROUP                 80     $  2,046
                                     -------------------------
    PEPCO HOLDINGS                             90        1,863
                                     -------------------------
    QUESTAR                                    80        2,064
                                     -------------------------
    WISCONSIN ENERGY                           70        1,608
                                     -------------------------

    TOTAL UTILITIES                                   $  7,581
==============================================================

    TOTAL COMMON STOCK
    (COST $64,296)                                    $ 63,182
==============================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.1%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   3,019        3,019
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $3,019)                                         $  3,019
==============================================================

WARRANTS -- 0.0%

    DIME BANCORP*                              10            1
                                     -------------------------

TOTAL WARRANTS
(COST $--)                                             $     1
==============================================================

REPURCHASE AGREEMENT -- 12.1%

    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $9,000,480 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)   $9,000        9,000
                                     -------------------------

TOTAL REPURCHASE AGREEMENT
(COST $9,000)                                         $  9,000
==============================================================

TOTAL INVESTMENTS -- 101.1%
(COST $76,315)                                        $ 75,202
==============================================================

OTHER ASSETS & LIABILITIES, NET -- (1.1)%             $   (808)
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 74,394
==============================================================

* Non-income producing security

+ Amount rounds to less than one thousand.

t This money market portfolio is advised by Allied Investment Advisors, Inc.
  who also serves as advisor of this portfolio.

  ADR -- American Depositary Receipt

  Cl -- Class

The accompanying notes are an integral part of the financial statements.



OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                       This page intentionally left blank.

88 EQUITY PORTFOLIOS

SMALL-CAP EQUITY PORTFOLIO



[PHOTO OMITTED]

H. GILES KNIGHT

PORTFOLIO MANAGER

H. GILES KNIGHT IS MANAGER OF THE SMALL-CAP EQUITY PORTFOLIO AND IS MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A SENIOR VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. KNIGHT HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.




MANAGEMENT DISCUSSION AND ANALYSIS
    The equity markets continued to be highly volatile over the past six months as investors remained concerned about corporate profits, a potential war in Iraq, corporate corruption, and an economy that really seemed to be having a hard time making a satisfactory recovery. A fairly good rally occurred in July, although this ended in early August. Another rally began in early October, which experienced one of the best gains for this month in many years.

    The six-month period ending October 31, 2002 was discouraging, as the Standard & Poor's 500 Index and Dow Jones Industrial Average declined 17.0% and 14.6%, respectively. Smaller company stocks had it even worse as the Portfolio's benchmark, the Russell 2000 Growth Index, fell by 29.0%. This was not surprising, given the lack of liquidity and financial risk associated with small company shares.

    The Portfolio was very defensively structured over the period with a generally heavier cash position and a policy of lower volatility than its benchmark. However, health care and technology detracted from performance even though the Portfolio was underweighted in these sectors. Small company bank stocks UCBH Holdings, East West Bancorp, and Hawthorne Financial performed well with both revenue and net income growth. The top five performers were Willis Group Holdings, Petsmart, Mantech International, FBR Asset Investors, and Sandisk. The five poorest performing stocks were Crown Cork & Seal, AMH Healthcare, Kulicke & Soffa, Axcelis Technologies, and Mesa Air.

    Looking ahead, we believe many of the uncertainties experienced in 2002 should be eased in 2003. Winners of the mid-term elections will be settling in, the Iraqi situation could be clarified, and the effects of "Enronitis" should have softened. The one big question, of course, is how much strength the U.S. economy will show. We feel industrial production and new orders should pick up by next summer or earlier. In this scenario, the stock market would be well positioned to perform better in early 2003. In addition, small company stocks have historically outperformed large company stocks during this particular phase of an economic recovery. While no one can predict whether history will repeat itself, we remain optimistic that small company shares have the potential to show better performance in 2003.


 OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                   SMALL-CAP EQUITY PORTFOLIO 89

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           RUSSELL                   LIPPER
                                          INST'L                                            2000        RUSSELL     SMALL-CAP
                                          CLASS     CLASS A      CLASS B     CLASS C       GROWTH        2000      CORE FUNDS
                                          SHARES     SHARES*     SHARES*     SHARES*        INDEX        INDEX    CLASSIFICATION
--------------------------------------------------------------------------------------------------------------------------------
    One year total return                -15.87%     -15.99%     -16.67%     -16.81%       -21.57%      -11.57%      -9.17%
--------------------------------------------------------------------------------------------------------------------------------
    One year total return
    with load                                --      -20.00%     -20.83%     -17.64%           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
    Annualized three year
    total return                          -0.18%      -0.28%      -1.41%      -1.38%       -14.54%      -3.46%        3.23%
--------------------------------------------------------------------------------------------------------------------------------
    Annualized three year
    total return with load                   --       -1.88%      -2.07%      -1.38%           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
    Annualized five year
    total return                          13.97%      13.82%      13.11%      12.57%        -7.45%       -1.70        1.41%
--------------------------------------------------------------------------------------------------------------------------------
    Annualized five year
    total return with load                   --       12.72%      12.86%      12.57%           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
    Annualized total return
    inception to date                     15.06%      14.84%      13.90%      13.59%           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
    Annualized total return
    inception to date with load              --       14.08%      13.90%      13.59%           --           --          --
--------------------------------------------------------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Institutional Class Shares were offered beginning July 13, 1995. Class A Shares were offered beginning May 16, 1996. Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge. Class B Shares were offered beginning February 20, 2001. Performance for Class B Shares with load reflects the deduction of the applicable contingent deferred sales charge
  (CDSC). Class B Shares are subject to a maximum 5% CDSC in the first year which declines to 0% in the seventh year. Class C Shares were offered beginning October 1, 2002. Performance for Class C Shares with load reflects the deduction of the applicable CDSC. Class C Shares are subject to a 1% CDSC in the first year which declines to 0% in the second year.

* Performance shown prior to the actual inception date of the Class A, Class B and Class C Shares represents that of the Institutional Class adjusted for the sales charge and total annual operating expenses applicable to these classes.

  The performance of the Russell 2000 Growth Index and the Russell 2000 Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
29% CONSUMER DISCRETIONARY

19% HEALTH CARE

13% FINANCIALS

12% INDUSTRIALS

 7% INFORMATION TECHNOLOGY

 6% UTILITIES

 5% RELATED MONEY MARKET PORTFOLIO

 5% OTHER

 4% CONSUMER STAPLES

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------

COMMON STOCK -- 93.7%

    CONSUMER DISCRETIONARY -- 27.9%

    ALLIANCE GAMING*                          178    $   2,990
                                     -------------------------
    AMN HEALTHCARE SERVICES*                  100        1,446
                                     -------------------------
    BOYD GAMING*                               90          995
                                     -------------------------
    CENTRAL GARDEN & PET*                     150        2,998
                                     -------------------------
    EMMIS COMMUNICATIONS, CL A*                99        2,160
                                     -------------------------
    ENTRAVISION COMMUNICATIONS, CL A*         218        2,612
                                     -------------------------
    FINISH LINE, CL A*                        133        1,191
                                     -------------------------
    FTI CONSULTING*                            98        4,056
                                     -------------------------
    MOORE*                                    175        1,934
                                     -------------------------
    MOVIE GALLERY*                            125        2,274
                                     -------------------------
    MULTIMEDIA GAMES*                          93        2,065
                                     -------------------------
    PEP BOYS-MANNY MOE & JACK                 250        2,902
                                     -------------------------
    SCP POOL*                                  75        2,138
                                     -------------------------
    SONIC*                                    100        2,327
                                     -------------------------
    STEAK N SHAKE*                            143        1,566
                                     -------------------------
    TOTAL CONSUMER DISCRETIONARY                     $  33,654
==============================================================

    CONSUMER STAPLES -- 4.0%

    DUANE READE*                              150        2,886
                                     -------------------------
    FRESH DEL MONTE                            72        1,952
                                     -------------------------
    TOTAL CONSUMER STAPLES                           $   4,838
==============================================================

    ENERGY -- 2.3%

    HORIZON OFFSHORE*                         160          982
                                     -------------------------
    KEY ENERGY SERVICES*                      202        1,808
                                     -------------------------
    TOTAL ENERGY                                     $   2,790
==============================================================


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

90 SMALL-CAP EQUITY PORTFOLIO (CONCLUDED)

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    FINANCIALS -- 12.7%

    BANKATLANTIC BANCORP, CL A                176    $   1,638
                                     -------------------------
    BROWN & BROWN                             100        3,040
                                     -------------------------
    COLUMBIA BANCORP                           43          883
                                     -------------------------
    EAST-WEST BANCORP                          55        1,898
                                     -------------------------
    HILB ROGAL & HAMILTON                      99        4,063
                                     -------------------------
    INDEPENDENCE COMMUNITY BANK                46        1,181
                                     -------------------------
    UCBH HOLDINGS                              35        1,466
                                     -------------------------
    WINDROSE MEDICAL PROPERTIES*              106        1,110
                                     -------------------------
    TOTAL FINANCIALS                                 $  15,279
==============================================================

    HEALTH CARE -- 19.2%

    ALLIANCE IMAGING*                         177        1,988
                                     -------------------------
    ARROW INTERNATIONAL                        38        1,347
                                     -------------------------
    ICOS*                                     185        4,571
                                     -------------------------
    IMMUCOR*                                  157        3,499
                                     -------------------------
    MANOR CARE*                               125        2,471
                                     -------------------------
    NOVEN PHARMACEUTICALS*                    192        2,460
                                     -------------------------
    ORTHOFIX INTERNATIONAL*                    96        2,436
                                     -------------------------
    POSSIS MEDICAL*                           115        1,289
                                     -------------------------
    PROVINCE HEALTHCARE*                       69          900
                                     -------------------------
    PSS WORLD MEDICAL*                        165        1,257
                                     -------------------------
    VIVUS*                                    305        1,000
                                     -------------------------
    TOTAL HEALTH CARE                                $  23,218
==============================================================

    INDUSTRIALS -- 12.2%

    ARBITRON*                                  47        1,595
                                     -------------------------
    COMPUDYNE*                                 30          236
                                     -------------------------
    EDO                                        75        1,250
                                     -------------------------
    HEARTLAND EXPRESS*                        115        2,258
                                     -------------------------
    MESA AIR GROUP*                           315        1,736
                                     -------------------------
    OMI*                                      400        1,540
                                     -------------------------
    REGIS                                     120        3,506
                                     -------------------------
    SYLVAN LEARNING SYSTEMS*                  168        2,565
                                     -------------------------
    TOTAL INDUSTRIALS                                $  14,686
==============================================================

    INFORMATION TECHNOLOGY -- 6.9%

    ATMEL*                                    350          585
                                     -------------------------
    CREE*                                      50          863
                                     -------------------------
    FAIR ISAAC                                 20          769
                                     -------------------------
    LTX*                                      100          620
                                     -------------------------
    MANTECH INTERNATIONAL, CL A*               70        1,740
                                     -------------------------
    PERICOM SEMICONDUCTOR*                     58          494
                                     -------------------------


---------------------------------------------------------------
                                   SHARES/PRINCIPAL      MARKET
  DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
    PIXELWORKS*                               200    $   1,140
                                     -------------------------
    TELEDYNE TECHNOLOGIES*                    125        1,800
                                     -------------------------
    ZORAN*                                     25          375
                                     -------------------------
    TOTAL INFORMATION TECHNOLOGY                     $   8,386
==============================================================

    MATERIALS -- 2.3%

    MACDERMID                                 100        2,008
                                     -------------------------
    STEEL TECHNOLOGIES                         38          823
                                     -------------------------
    TOTAL MATERIALS                                  $   2,831
==============================================================

    UTILITIES -- 6.2%

    HAWAIIAN ELECTRIC                          27        1,269
                                     -------------------------
    PHILADELPHIA SUBURBAN                      59        1,266
                                     -------------------------
    SOUTHWEST GAS                              89        1,996
                                     -------------------------
    UGI                                        75        2,909
                                     -------------------------

    TOTAL UTILITIES                                  $   7,440
==============================================================

TOTAL COMMON STOCK
(COST $122,340)                                      $ 113,122
==============================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.9%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   5,871        5,871
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $5,871)                                        $   5,871
==============================================================

REPURCHASE AGREEMENT -- 0.8%

    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $1,000,053 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)           $1,000        1,000
                                     -------------------------

TOTAL REPURCHASE AGREEMENT
(COST $1,000)                                        $   1,000
==============================================================

TOTAL INVESTMENTS -- 99.4%
(COST $129,211)                                      $ 119,993
==============================================================

OTHER ASSETS & LIABILITIES, NET -- 0.6%              $     693
==============================================================

TOTAL NET ASSETS -- 100.0%                           $ 120,686
==============================================================
*  Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser of this portfolio.

   Cl -- Class

The accompanying notes are an integral part of the financial statements.




OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                       This page intentionally left blank.

92 EQUITY PORTFOLIOS


INTERNATIONAL EQUITY PORTFOLIO



[PHOTO OMITTED]

LOUISE MCGUIGAN

PORTFOLIO MANAGER

LOUISE MCGUIGAN IS THE MANAGER OF THE INTERNATIONAL EQUITY PORTFOLIO. MS. MCGUIGAN HAS BEEN THE HEAD OF AIB INVESTMENT MANAGERS LIMITED'S EAFE PRODUCT LINE SINCE 1998. SHE MANAGED AIBIM'S FAR EAST EQUITY BOOK BEFORE BECOMING A EUROPEAN EQUITY MANAGER IN 1995. MS. MCGUIGAN HAS MORE THAN 9 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



MANAGEMENT DISCUSSION AND ANALYSIS
      The past six months saw continuing volatility in equity markets which weakened significantly over the period under review. All major regional equity markets registered significant declines. Similarly, equity market weakness was spread across the major sectors of the market, but some defensive sectors (e.g., consumer staples and health care) outperformed.

      The main factors which depressed equity markets were continuing concern about U.S. accounting standards, fears of further terrorist attacks and anxiety about a U.S.-led invasion of Iraq, and an associated further increase in oil prices. Moreover, in the second half of the period, a weakening of economic indicators in the U.S. and elsewhere added to existing concerns about economic and corporate earnings outlooks. Noteworthy in this regard, however, was the October rally in equity markets (notwithstanding the weak economic indicators). This reflected some corporate earnings reports which were better than the admittedly previously downgraded forecasts, and perhaps also reflected expectations of further cuts in interest rates by the Federal Reserve and other central banks.

      Geographically, we maintained our overweighted exposure in Europe (ex UK and emerging markets) and an underweighted position in the UK, Far East, and Japan. Sectorally, we increased our exposure to consumer staples, adding Cadbury Schweppes and Pernod Ricard. Exposure to consumer discretionary was reduced from overweight to neutral with the sale of WPP, and the partial sale of VNU and Accor. Exposure to financials was increased with the purchase of Royal Bank of Scotland and an increase in its HBOS position; however, it remains underweight the sector. The Portfolio saw a shift in the information technology and telecom sectors from overweighted to underweighted. The purchase of Astrazeneca, SSL and an increase in the Aventis position moved our holdings in the health care sector from an underweighted to overweighted position.


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                               INTERNATIONAL EQUITY PORTFOLIO 93

PERFORMANCE AS OF OCTOBER 31, 2002
(UNAUDITED)
--------------------------------------------------------------------
                        INST'L                 MSCI      LIPPER
                         CLASS     CLASS A   EAFE(R)  INTERNATIONAL
                        SHARES*     SHARES    INDEX  FUNDS OBJECTIVE
--------------------------------------------------------------------
One year total return   -17.83%    -17.92%   -13.21%    -12.72%
--------------------------------------------------------------------
One year total return
with load                   --     -21.79%       --         --
--------------------------------------------------------------------
Annualized three year
total return            -18.10%    -18.23%   -14.15%    -12.77%
--------------------------------------------------------------------
Annualized three year
total return with load      --     -19.55%       --         --
--------------------------------------------------------------------
Annualized five year
total return             -5.95%     -6.11%    -3.12%     -2.87%
--------------------------------------------------------------------
Annualized five year
total return with load      --      -7.02%       --         --
--------------------------------------------------------------------
Annualized ten year
total return              2.85%      2.77%     4.05%      4.90%
--------------------------------------------------------------------
Annualized ten year
total return with load      --       2.27%       --         --
--------------------------------------------------------------------
Annualized total return
inception to date         2.01%      1.93%       --         --
--------------------------------------------------------------------
Annualized total return
inception to date with load --       1.47%       --         --
--------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Performance for the Class A Shares with load reflects the deduction of the 4.75% sales charge.

* The Govett International Equity Fund was reorganized into the Portfolio on August 12, 2000. Performance results prior to that date are for the Class A Shares of the Govett International Equity Fund, which commenced operations on January 7, 1992.

  Performance prior to the inception of Institutional Class Shares of the Govett fund represents that of Class A Shares.

  The performance of the MSCI EAFE(R) Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.


GEOGRAPHIC DIVERSIFICATION
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
63% WESTERN EUROPE

20% NORTH EAST ASIA

 8% RELATED MONEY MARKET PORTFOLIO

 5% OTHER

 4% SOUTH EAST ASIA


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------

FOREIGN COMMON STOCK -- 90.0%

    CZECH REPUBLIC -- 1.0%

    KOMERCNI BANKA, GDR                        12     $    257
                                     -------------------------

    TOTAL CZECH REPUBLIC                              $    257
==============================================================

    FINLAND -- 1.5%

    NOKIA OYJ                                  22          380
                                     -------------------------

    TOTAL FINLAND                                     $    380
==============================================================

    FRANCE -- 10.7%

    ACCOR                                       7          249
                                     -------------------------
    AVENTIS                                     6          336
                                     -------------------------
    AXA                                        14          206
                                     -------------------------
    BNP PARIBAS                                 5          183
                                     -------------------------
    CAP GEMINI                                  7          162
                                     -------------------------
    GROUPE DANONE                               1          168
                                     -------------------------
    LAFARGE                                     3          241
                                     -------------------------
    PERNOD-RICARD                               1          134
                                     -------------------------
    STMICROELECTRONICS                          3           51
                                     -------------------------
    TOTALFINAELF                                4          619
                                     -------------------------
    VALEO                                      11          334

    TOTAL FRANCE                                      $  2,683
==============================================================

    GERMANY -- 5.4%

    ALLIANZ                                    --+          39
                                     -------------------------
    BASF                                        4          137
                                     -------------------------
    CONDUIT, CL S, GDR*                         3            8
                                     -------------------------
    DEUTSCHE BANK                               6          282
                                     -------------------------


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    DEUTSCHE TELEKOM                           11     $    129
                                     -------------------------
    E.ON                                        8          373
                                     -------------------------
    INFINEON TECH*                             10          100
                                     -------------------------
    SIEMENS                                     6          288
                                     -------------------------

    TOTAL GERMANY                                     $  1,356
==============================================================

    HONG KONG -- 1.5%

    CHINA MOBILE*                              48          118
                                     -------------------------
    PETROCHINA, CL H                        1,284          240
                                     -------------------------

    TOTAL HONG KONG                                   $    358
==============================================================

    ISRAEL -- 1.5%

    TEVA PHARMACEUTICAL INDUSTRIES, ADR         5          360
                                     -------------------------

    TOTAL ISRAEL                                      $    360
==============================================================

    ITALY -- 0.9%

    SANPAOLO IMI                               36          225
                                     -------------------------

    TOTAL ITALY                                       $    225
==============================================================

    JAPAN -- 17.8%

    AJINOMOTO                                  35          359
                                     -------------------------
    ITO-YOKADO                                  8          249
                                     -------------------------
    MITSUI SUMITOMO INSURANCE                  34          141
                                     -------------------------
    MURATA MANUFACTURING                        3          151
                                     -------------------------
    NEC                                        38          140
                                     -------------------------
    NINTENDO                                    3          279
                                     -------------------------
    NISSAN MOTOR                               58          448
                                     -------------------------
    NOMURA HOLDINGS                            22          253
                                     -------------------------
    NTT DOCOMO                                 --+         221
                                     -------------------------
    PROMISE                                     4          130
                                     -------------------------
    ROHM                                        2          202
                                     -------------------------
    SHIN-ETSU CHEMICAL                         11          352
                                     -------------------------
    SMC                                         5          412
                                     -------------------------
    SONY                                       10          417
                                     -------------------------
    SUMITOMO MITSUI BANKING                    44          182
                                     -------------------------
    TAKEDA CHEMICAL INDUSTRIES                  9          374
                                     -------------------------
    THK                                        14          145
                                     -------------------------

    TOTAL JAPAN                                       $  4,455
==============================================================

    MALAYSIA -- 0.8%

    ARAB-MALAYSIAN FINANCE                    190          208
                                     -------------------------

    TOTAL MALAYSIA                                    $    208
==============================================================

    MEXICO -- 1.3%

    TELEFONOS DE MEXICO, ADR                    7          201
                                     -------------------------
    WALMART DE MEXICO, SER C                   60          129
                                     -------------------------

    TOTAL MEXICO                                      $    330
==============================================================




--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    NETHERLANDS -- 8.2%

    ASML HOLDING NV*                           17     $    145
                                     -------------------------
    FORTIS GROUP                               20          357
                                     -------------------------
    ING GROEP                                  21          349
                                     -------------------------
    KONINKLIJKE AHOLD                          13          166
                                     -------------------------
    ROYAL DUTCH PETROLEUM                      14          585
                                     -------------------------
    VNU                                        17          451
                                     -------------------------

    TOTAL NETHERLANDS                                 $  2,053
==============================================================

    SOUTH AFRICA -- 0.7%

    EDGARS CONSOLIDATED STORES                --+            1
                                     -------------------------
    SAPPI                                      14          163
                                     -------------------------

    TOTAL SOUTH AFRICA                                $    164
==============================================================

    SOUTH KOREA -- 2.5%

    HYUNDAI MOTOR, GDR                         15          188
                                     -------------------------
    KOOKMIN BANK, ADR                           7          240
    POSCO, ADR                                  9          199
                                     -------------------------

    TOTAL SOUTH KOREA                                 $    627
==============================================================

    SPAIN -- 2.0%

    ENDESA                                     14          149
                                     -------------------------
    TELEFONICA*                                37          354
                                     -------------------------

    TOTAL SPAIN                                       $    503
==============================================================

    SWEDEN -- 3.5%

    ATLAS COPCO, CL A                          20          414
                                     -------------------------
    SANDVIK                                    19          452
                                     -------------------------

    TOTAL SWEDEN                                      $    866
==============================================================

    SWITZERLAND -- 6.9%

    NESTLE, CL B                                1          178
                                     -------------------------
    NOVARTIS                                   19          728
                                     -------------------------
    ROCHE HOLDING                               4          297
                                     -------------------------
    SWISSCOM                                   --+          60
                                     -------------------------
    UBS                                         9          409
                                     -------------------------
    ZURICH FINANCIAL SERVICES                  --+          42
                                     -------------------------

    TOTAL SWITZERLAND                                 $  1,714
==============================================================

    TAIWAN -- 0.9%

    ASUSTEK COMPUTER, GDR                      --+         --+
                                     -------------------------
    CHINA STEEL, GDR                           22          231
                                     -------------------------

    TOTAL TAIWAN                                      $    231
==============================================================

    THAILAND -- 0.9%

    BANGKOK BANK*                             160          227
                                     -------------------------

    TOTAL THAILAND                                    $    227
==============================================================


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED) 95

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
    UNITED KINGDOM -- 22.0%

    3I GROUP                                   18     $    139
                                     -------------------------
    AGGREGATE INDUSTRIES                      213          242
                                     -------------------------
    ASTRAZENECA                                 7          271
                                     -------------------------
    AVIVA                                      22          172
                                     -------------------------
    BARCLAYS                                   66          459
                                     -------------------------
    BARRATT DEVELOPMENTS                       20          131
                                     -------------------------
    BHP BILLITON                               23          110
                                     -------------------------
    BP                                        112          721
                                     -------------------------
    BT GROUP                                   72          204
                                     -------------------------
    CADBURRY SCHWEPPES                         33          214
                                     -------------------------
    COMPASS GROUP                              25          112
                                     -------------------------
    DIAGEO                                      9           99
                                     -------------------------
    GLAXOSMITHKLINE                            28          536
                                     -------------------------
    GRANADA                                    58           66
                                     -------------------------
    HAYS                                       32           45
                                     -------------------------
    HBOS                                       21          229
                                     -------------------------
    IMI                                        26          107
                                     -------------------------
    INVENSYS                                   93           93
                                     -------------------------
    KIER GROUP                                 14          102
                                     -------------------------
    LLOYDS TSB GROUP                           13          108
                                     -------------------------
    PEARSON                                     9           99
                                     -------------------------
    ROYAL BANK OF SCOTLAND GROUP               15          361
                                     -------------------------
    SHELL TRANSPORT & TRADING                  18          115
                                     -------------------------
    SIGNET GROUP                               53           73
                                     -------------------------
    SOUTH AFRICAN BREWERIES                    30          201
                                     -------------------------
    SOUTH AFRICAN BREWERIES                    16          107
                                     -------------------------
    SSL INTERNATIONAL                          11           62
                                     -------------------------
    VODAFONE GROUP                            199          320
                                     -------------------------

    TOTAL UNITED KINGDOM                              $  5,498
==============================================================

    TOTAL FOREIGN COMMON STOCK
    (COST $28,725)                                    $ 22,495
==============================================================


--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                         SHARES (000) VALUE (000)
--------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 2.2%

    BRAZIL -- 1.0%

    COMPANHIA VALE DO RIO DOCE, ADR            10     $    249
                                     -------------------------

    TOTAL BRAZIL                                      $    249
==============================================================

    GERMANY -- 1.2%

    HENKEL                                      5          313
                                     -------------------------

    TOTAL GERMANY                                     $    313
==============================================================
TOTAL FOREIGN PREFERRED STOCK
(COST $584)                                           $    562
==============================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 7.5%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                   1,887        1,887
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $1,887)                                         $  1,887
==============================================================

TOTAL INVESTMENTS -- 99.7%
(COST $31,196)                                        $ 24,944
==============================================================

OTHER ASSETS & LIABILITIES, NET -- 0.3%               $     65
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 25,009
==============================================================

*  Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+  Amount rounds to less than one thousand.

   ADR -- American Depositary Receipt

   Cl -- Class

   GDR -- Global Depositary Receipt

   Ser -- Series

The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

96 EQUITY PORTFOLIOS

EMERGING MARKETS EQUITY PORTFOLIO



[PHOTO OMITTED]

CALUM GRAHAM

PORTFOLIO MANAGER

CALUM GRAHAM IS MANAGER OF THE EMERGING MARKETS EQUITY PORTFOLIO. MR. GRAHAM IS ALSO THE DIRECTOR OF GOVETT WHERE HE HAS OVERALL RESPONSIBILITY FOR THE MANAGEMENT OF ALL GLOBAL EMERGING MARKETS PORTFOLIOS AND THE IMPLEMENTATION OF THE INVESTMENT PROCESS. HE HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



MANAGEMENT DISCUSSION AND ANALYSIS
      Despite a sharp rally at the end of the six-month period ending October 31, 2002, emerging markets declined sharply. Only the smallest and most illiquid markets, such as Pakistan, Colombia, and the Czech Republic posted positive returns. Despite the overall weakness, the asset class continues to post better returns than developed equities, extending the outperformance that began in 1998.

      The falls experienced during 2002 are principally a result of the declining global economic outlook. The cyclical recovery that appeared sound earlier in 2002 is currently being called into question. Global interest rates, already at multi-year lows, could be cut further in order to stimulate economic growth. Many emerging economies, despite displaying resilience domestically, remain reliant on exports, and recent data dampened earnings expectations, particularly in Asia. Technology hardware, banks, and materials stocks were sold heavily. We retain a neutral position to Asia, and are overweight in China and Thailand. Exposure was reduced in South East Asia, after strong outperformance, and increased in Taiwan. Trading continued to be active in the volatile Korean market.

      Latin America was dominated by the uncertain political climate in Brazil leading up to October's presidential election. The market was very weak over the period but posted a strong rally in the aftermath of the victory for President-elect Lula. However, Brazil's problems remain deep and both market and currency returns are likely to be volatile. We reduced our Brazilian weighting to neutral, maintaining a defensive portfolio. Mexico's currency was volatile, and its equity market fell sharply before a rally.

      Emerging Europe maintained its resilience from global weakness over the period as investors continued to look positively on the prospects of entry into the European Union for Poland, Hungary, and the Czech Republic. Russia benefited from high oil prices associated with the risks of attacks on Iraq; we added to our overweight Russian portfolio, through purchases of Yukos Oil and Norilsk Nickel.

      Although we continue to believe that emerging equities have the potential to outperform their developed counterparts, risk aversion will remain high, reflecting fragile investor confidence. An economic recovery is key to a change in sentiment.


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                            EMERGING MARKETS EQUITY PORTFOLIO 97

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)
----------------------------------------------------------------------------
                                                                 LIPPER
                             CLASS A      MSCI EMERGING     EMERGING MARKETS
                             SHARES*   MARKETS FREE INDEX   FUNDS OBJECTIVE
----------------------------------------------------------------------------
One year total return          6.63%         8.44%                7.24%
----------------------------------------------------------------------------
One year total return
with load                      1.55%           --                   --
----------------------------------------------------------------------------
Annualized three year
total return                 -12.28%        -8.87%               -6.34%
----------------------------------------------------------------------------
Annualized three year
total return with load       -13.69%           --                   --
----------------------------------------------------------------------------
Annualized five year
total return                 -10.59%        -5.45%               -5.86%
----------------------------------------------------------------------------
Annualized five year
total return with load       -11.46%           --                   --
----------------------------------------------------------------------------
Annualized ten year
total return                  -1.75%         1.16%                0.55%
----------------------------------------------------------------------------
Annualized ten year
total return with load        -2.23%           --                   --
----------------------------------------------------------------------------
Annualized total return
inception to date             -0.92%           --                   --
----------------------------------------------------------------------------
Annualized total return
inception to date with load   -1.37%           --                   --
----------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

  Performance for Class A Shares with load reflects the deduction of the 4.75% sales charge.

* The Govett Emerging Markets Equity Fund was reorganized into the ARK Emerging Markets Equity Portfolio on August 12, 2000. Performance results prior to that date are for the Class A Shares of the aforementioned Govett Fund which commenced operations on January 7, 1992.

  The performance of the MSCI Emerging Markets Free Index does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

GEOGRAPHIC DIVERSIFICATION
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
31% SOUTH EAST ASIA

19% NORTH EAST ASIA

16% LATIN AMERICA

10% WESTERN EUROPE

 8% CENTRAL & EASTERN EUROPE

 7% RELATED MONEY MARKET PORTFOLIO

 5% SUB SAHARAN AFRICA

 4% OTHER


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------

FOREIGN COMMON STOCK -- 87.0%

    AUSTRIA -- 0.8%

    ERSTE BANK DER OESTERREICHISCH*             1      $    41
                                     -------------------------

    TOTAL AUSTRIA                                      $    41
==============================================================

    BRAZIL -- 1.9%

    ARACRUZ CELULOSE, ADR                       4           64
                                     -------------------------
    PETROLEO BRASILEIRO, ADR                    2           26
                                     -------------------------

    TOTAL BRAZIL                                       $    90
==============================================================

    CHINA -- 3.0%

    ZHEJIANG EXPRESSWAY, SER H                444          144
                                     -------------------------

    TOTAL CHINA                                        $   144
==============================================================

    CROATIA -- 1.1%

    PLIVA D.D. - REG S, GDR                     5           55
                                     -------------------------

    TOTAL CROATIA                                      $    55
==============================================================

    HONG KONG -- 10.7%

    COSCO PACIFIC                              86           69
                                     -------------------------
    FOUNTAIN SET HOLDINGS                     302          141
                                     -------------------------
    HARBIN BREWERY GROUP*                     462          124
                                     -------------------------
    LERADO GROUP                              508           79
                                     -------------------------
    SHANGHAI REAL ESTATE                      540           40
                                     -------------------------
    YUE YUEN INDUSTRIAL HOLDINGS               23           63
                                     -------------------------

    TOTAL HONG KONG                                    $   516
==============================================================



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    HUNGARY -- 3.4%

    MAGYAR OLAJES GAZIP-MOL, GDR                4      $    76
                                     -------------------------
    OTP BANK, GDR                               5           87
                                     -------------------------

    TOTAL HUNGARY                                      $   163
==============================================================

    INDIA -- 2.4%

    ICICI BANK, ADR                            19          114
                                     -------------------------

    TOTAL INDIA                                        $   114
==============================================================

    ISRAEL -- 1.8%

    TEVA PHARMACEUTICAL INDUSTRIES, ADR         1           89
                                     -------------------------

    TOTAL ISRAEL                                       $    89
==============================================================

    MALAYSIA -- 4.7%

    ARAB-MALAYSIAN FINANCE                     64           70
                                     -------------------------
    GAMUDA                                     56           84
                                     -------------------------
    IOI                                        49           72
                                     -------------------------
    PALMCO HOLDINGS *^                          2            3
                                     -------------------------

    TOTAL MALAYSIA                                     $   229
==============================================================

    MEXICO -- 9.4%

    AMERICA MOVIL, SER L                       86           58
                                     -------------------------
    CEMEX, ADR                                  2           47
                                     -------------------------
    FOMENTO ECONOMICO MEXICANO                 13           47
                                     -------------------------
    GRUPO FINANCIERO BBVA BANCOMER, SER B*    105           83
                                     -------------------------
    GRUPO MODELO, SER C                        13           32
                                     -------------------------
    GRUPO TELEVISA, ADR*                        2           55
                                     -------------------------
    TELEFONOS DE MEXICO, SER L                 55           84
                                     -------------------------
    WALMART DE MEXICO, SER C                   23           49
                                     -------------------------

    TOTAL MEXICO                                       $   455
==============================================================

    RUSSIA -- 7.1%

    LUKOIL, ADR                                 1           86
                                     -------------------------
    MMC NORILSK NICKEL                          4           83
                                     -------------------------
    SURGUTNEFTEGAZ, ADR                         6          116
                                     -------------------------
    YUKOS                                       7           60
                                     -------------------------

    TOTAL RUSSIA                                       $   345
==============================================================

    SOUTH AFRICA -- 4.6%

    ANGLO AMERICAN PLATINUM                     2           81
                                     -------------------------
    ANGLOGOLD                                   2           79
                                     -------------------------
    SAPPI                                       5           61
                                     -------------------------

    TOTAL SOUTH AFRICA                                 $   221
==============================================================


--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
    SOUTH KOREA -- 15.8%

    HANA BANK                                  11      $   144
                                     -------------------------
    HANKUK ELECTRIC GLASS                       1           26
                                     -------------------------
    LG CHEMICAL                                 1           35
                                     -------------------------
    POHANG IRON & STEEL                         1           97
                                     -------------------------
    PUSAN BANK*                                16           64
                                     -------------------------
    SAMSUNG ELECTRO-MECHANICS                   1           15
                                     -------------------------
    SAMSUNG ELECTRONICS                         1          144
                                     -------------------------
    SEOUL SEMICONDUCTOR                         8           99
                                     -------------------------
    SK TELECOM                                  1          139
                                     -------------------------

    TOTAL SOUTH KOREA                                  $   763
==============================================================

    TAIWAN -- 8.3%

    ACCTON TECHNOLOGY*                         46           56
                                     -------------------------
    BENQ                                       30           43
                                     -------------------------
    CHINA STEEL                               112           60
                                     -------------------------
    ELITEGROUP COMPUTER SYSTEMS                24           50
                                     -------------------------
    LARGAN PRECISION                           10           64
                                     -------------------------
    NAN YA PLASTIC                             36           31
                                     -------------------------
    REALTEK SEMICONDUCTOR                      18           51
                                     -------------------------
    TAIWAN SEMICONDUCTOR MANUFACTURING*        34           46
                                     -------------------------

    TOTAL TAIWAN                                       $   401
==============================================================

    THAILAND -- 6.8%

    LAND & HOUSES PUBLIC                       54           89
                                     -------------------------
    NATIONAL FINANCE*                         329          129
                                     -------------------------
    SIAM CEMENT                                 5          113
                                     -------------------------

    TOTAL THAILAND                                     $   331
==============================================================

    UNITED KINGDOM -- 5.2%

    ANGLO AMERICAN                             10          134
                                     -------------------------
    BHP BILLITON                               12           58
                                     -------------------------
    SOUTH AFRICAN BREWERIES                     9           57
                                     -------------------------

    TOTAL UNITED KINGDOM                               $   249
==============================================================

TOTAL FOREIGN COMMON STOCK
(COST $4,250)                                          $ 4,206
==============================================================


OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                EMERGING MARKETS EQUITY PORTFOLIO (CONCLUDED) 99

--------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                        SHARES (000)  VALUE (000)
--------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 4.3%


    BRAZIL -- 4.3%

    CIA DE BEBIDAS DAS AMERICAS, ADR            3      $    43
                                     -------------------------
    CIA VALE DO RIO DOCE                        4           93
                                     -------------------------
    PETROLEO BRASILEIRO                         4           48
                                     -------------------------
    TELE NORTE LESTE PARTICIPACOES          3,734           26
                                     -------------------------

    TOTAL BRAZIL                                       $   210
==============================================================

TOTAL FOREIGN PREFERRED STOCK
(COST $242)                                            $   210
==============================================================

RELATED PARTY MONEY MARKET PORTFOLIO -- 6.5%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS t                     311          311
                                     -------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $311)                                            $   311
==============================================================

TOTAL INVESTMENTS -- 97.8%
(COST $4,803)                                          $ 4,727
==============================================================
OTHER ASSETS & LIABILITIES, NET -- 2.2%                $   107
==============================================================
TOTAL NET ASSETS -- 100.0%                             $ 4,834
==============================================================

* Non-income producing security

t This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

+ Amount rounds to less than one thousand.

^ Security is fair valued as determined under procedures established by the Board of Trustees.
  ADR -- American Depositary Receipt
  GDR -- Global Depositary Receipt
  Ser -- Series

The accompanying notes are an integral part of the financial statements.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

100 & 101   STATEMENTS OF ASSETS AND LIABILITIES

----------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)              U.S. TREASURY MONEY      U.S. GOVERNMENT    MONEY MARKET   TAX-FREE MONEY
 (000, EXCEPT PER SHARE AMOUNTS)                   MARKET PORTFOLIO   MONEY MARKET PORTFOLIO   PORTFOLIO   MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $475,344,
       $1,618,601, $1,702,151, $171,858, $17,586,
       $55,484, $64,095, $117,770, $151,928,
       $127,864, $98,414 and $315,036, respectively)  $475,344*             $1,618,601*       $1,702,151*        $171,858*
                                                    ------------------------------------------------------------------------
     Cash                                                    1                      --                --                2
                                                    ------------------------------------------------------------------------
     Interest Receivable                                   471                   3,695             5,885              384
                                                    ------------------------------------------------------------------------
     Receivable for Investment Securities Sold              --                      --                --               --
                                                    ------------------------------------------------------------------------
     Receivable for Capital Shares Sold                     --                      --                --               --
                                                    ------------------------------------------------------------------------
     Expense Reimbursement from Advisor                      2                       2                 9                2
                                                    ------------------------------------------------------------------------
     Prepaid Expenses                                        9                      38                37                3
                                                    ------------------------------------------------------------------------
     Other Assets                                            2                       7                 6                1
                                                    ------------------------------------------------------------------------
TOTAL ASSETS                                           475,829               1,622,343         1,708,088          172,250
============================================================================================================================
LIABILITIES:

     Distribution Payable                                  487                   1,926             1,978              178
                                                    ------------------------------------------------------------------------
     Payable for Investment Securities Purchased            --                      --                --            2,546
                                                    ------------------------------------------------------------------------
     Payable for Capital Shares Redeemed                    --                      --                --               --
                                                    ------------------------------------------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                            103                     257               226               15
                                                    ------------------------------------------------------------------------
       Administrator Fees                                   35                     115               116               13
                                                    ------------------------------------------------------------------------
       Shareholder Servicing Fees                           18                      87                78                8
                                                    ------------------------------------------------------------------------
       Distribution Fees                                    31                      60               101               15
                                                    ------------------------------------------------------------------------
       Custody Fees                                         19                      14                21                2
                                                    ------------------------------------------------------------------------
       Transfer Agency Fees                                  8                      22                22                5
                                                    ------------------------------------------------------------------------
       Other Expense Payables                               39                     113               125               14
                                                    ------------------------------------------------------------------------
TOTAL LIABILITIES                                          740                   2,594             2,667            2,796
============================================================================================================================
NET ASSETS:

     Paid in Capital                                   475,002               1,619,747         1,705,392          169,456
                                                    ------------------------------------------------------------------------
     Undistributed Net Investment Income (Loss)             84                       2               --+               --
                                                    ------------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments     3                      --                29               (2)
                                                    ------------------------------------------------------------------------
     Net Unrealized Appreciation on Investments             --                      --                --               --
                                                    ------------------------------------------------------------------------
     TOTAL NET ASSETS                                 $475,089              $1,619,749        $1,705,421         $169,454
============================================================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                        259,496               1,197,572         1,082,467           81,352
                                                    ------------------------------------------------------------------------
     Class A Shares                                     22,932                  97,633           229,819           41,519
                                                    ------------------------------------------------------------------------
     Class B Shares                                         --                      --               215               --
                                                    ------------------------------------------------------------------------
     Institutional II Class Shares                     192,608                 324,648           392,918           46,597
============================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES      $1.00                   $1.00             $1.00            $1.00
============================================================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                  $1.00                   $1.00             $1.00            $1.00
============================================================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($10.30 (DIVIDE) 95.50%, $10.31
       (DIVIDE) 95.50%, $10.10 (DIVIDE) 95.50% AND
       $10.47 (DIVIDE) 95.50%, RESPECTIVELY)                NA                      NA                NA               NA
============================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                     --                      --             $1.00               --
============================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL II CLASS SHARES   $1.00                   $1.00             $1.00            $1.00
============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)                 PENNSYLVANIA TAX-FREE       SHORT-TERM         SHORT-TERM         MARYLAND
 (000, EXCEPT PER SHARE AMOUNTS)                    MONEY MARKET PORTFOLIO  TREASURY PORTFOLIO   BOND PORTFOLIO   TAX-FREE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $475,344,
       $1,618,601, $1,702,151, $171,858, $17,586,
       $55,484, $64,095, $117,770, $151,928,
       $127,864, $98,414 and $315,036, respectively)       $17,586*              $56,987              $65,661           $124,412
                                                    --------------------------------------------------------------------------------
     Cash                                                      409                   --+                   --                 --
                                                    --------------------------------------------------------------------------------
     Interest Receivable                                        65                   915                  640              1,876
                                                    --------------------------------------------------------------------------------
     Receivable for Investment Securities Sold                  --                    --                   --                 --
                                                    --------------------------------------------------------------------------------
     Receivable for Capital Shares Sold                         --                    42                   --                171
                                                    --------------------------------------------------------------------------------
     Expense Reimbursement from Advisor                          2                     1                   --                  1
                                                    --------------------------------------------------------------------------------
     Prepaid Expenses                                           --                     1                    2                  2
                                                    --------------------------------------------------------------------------------
     Other Assets                                                4                    --+                  --+                 1
                                                    --------------------------------------------------------------------------------
TOTAL ASSETS                                                18,066                57,946                66,303           126,463
====================================================================================================================================
LIABILITIES:

     Distribution Payable                                       20                   146                  194                427
                                                    --------------------------------------------------------------------------------
     Payable for Investment Securities Purchased               418                    --                   --                 --
                                                    --------------------------------------------------------------------------------
     Payable for Capital Shares Redeemed                        --                    28                   --                 65
                                                    --------------------------------------------------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                                 --                    16                   38                 55
                                                    --------------------------------------------------------------------------------
       Administrator Fees                                       --                     5                    5                  9
                                                    --------------------------------------------------------------------------------
       Shareholder Servicing Fees                                3                     3                    3                 10
                                                    --------------------------------------------------------------------------------
       Distribution Fees                                       --+                     2                   --                  6
                                                    --------------------------------------------------------------------------------
       Custody Fees                                             --                    --                   --+                --+
                                                    --------------------------------------------------------------------------------
       Transfer Agency Fees                                      2                     4                    2                  8
                                                    --------------------------------------------------------------------------------
       Other Expense Payables                                    1                     6                    5                 11
                                                    --------------------------------------------------------------------------------
TOTAL LIABILITIES                                              444                   210                   247               591
====================================================================================================================================
NET ASSETS:

     Paid in Capital                                        17,622                55,725               66,444            120,176
                                                    --------------------------------------------------------------------------------
     Undistributed Net Investment Income (Loss)                 --                     2                   11                (10)
                                                    --------------------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments        --                   506               (1,965)              (936)
                                                    --------------------------------------------------------------------------------
     Net Unrealized Appreciation on Investments                 --                 1,503                1,566              6,642
                                                    --------------------------------------------------------------------------------
     TOTAL NET ASSETS                                      $17,622               $57,736               $66,056          $125,872
====================================================================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                             15,275                 4,510                6,626              9,725
                                                    --------------------------------------------------------------------------------
     Class A Shares                                             --                 1,002                   --              2,349
                                                    --------------------------------------------------------------------------------
     Class B Shares                                             --                    --                   --                140
                                                    --------------------------------------------------------------------------------
     Institutional II Class Shares                           2,347                    --                   --                 --
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES          $1.00                $10.47                $9.97             $10.31
====================================================================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                         --                $10.47                   --             $10.30
====================================================================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($10.30 (DIVIDE) 95.50%, $10.31
       (DIVIDE) 95.50%, $10.10 (DIVIDE) 95.50% AND
       $10.47 (DIVIDE) 95.50%, RESPECTIVELY)                    NA                    NA                   NA             $10.79
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                         --                    --                   --             $10.31
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL II CLASS SHARES       $1.00                    --                   --                 --
====================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)                    PENNSYLVANIA    INTERMEDIATE FIXED  U.S. GOVERNMENT        INCOME
 (000, EXCEPT PER SHARE AMOUNTS)                    TAX-FREE PORTFOLIO  INCOME PORTFOLIO   BOND PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $475,344,
       $1,618,601, $1,702,151, $171,858, $17,586,
       $55,484, $64,095, $117,770, $151,928,
       $127,864, $98,414 and $315,036, respectively)      $160,145          $135,148            $103,033         $324,348
                                                    -----------------------------------------------------------------------
     Cash                                                       --                --                  --               --
                                                    -----------------------------------------------------------------------
     Interest Receivable                                     2,981             1,640                 871            2,617
                                                    -----------------------------------------------------------------------
     Receivable for Investment Securities Sold                  --             5,164                  --           17,539
                                                    -----------------------------------------------------------------------
     Receivable for Capital Shares Sold                          3                --                  32               81
                                                    -----------------------------------------------------------------------
     Expense Reimbursement from Advisor                          2                --                   1                3
                                                    -----------------------------------------------------------------------
     Prepaid Expenses                                            4                 3                   3                6
                                                    -----------------------------------------------------------------------
     Other Assets                                                1                 1                  --+               1
                                                    -----------------------------------------------------------------------
TOTAL ASSETS                                               163,136           141,956             103,940          344,595
===========================================================================================================================
LIABILITIES:

     Distribution Payable                                      547               463                 383            1,012
                                                    -----------------------------------------------------------------------
     Payable for Investment Securities Purchased                --            13,316                  --           72,105
                                                    -----------------------------------------------------------------------
     Payable for Capital Shares Redeemed                       160                --                  --                2
                                                    -----------------------------------------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                                 89                57                  58              127
                                                    -----------------------------------------------------------------------
       Administrator Fees                                       12                 9                   7               20
                                                    -----------------------------------------------------------------------
       Shareholder Servicing Fees                               21                12                   9               27
                                                    -----------------------------------------------------------------------
       Distribution Fees                                         1                --                   1                4
                                                    -----------------------------------------------------------------------
       Custody Fees                                              1                --                   1                5
                                                    -----------------------------------------------------------------------
       Transfer Agency Fees                                      7                 2                   4               11
                                                    -----------------------------------------------------------------------
       Other Expense Payables                                   14                11                   9               23
                                                    -----------------------------------------------------------------------
TOTAL LIABILITIES                                              852            13,870                 472           73,336
===========================================================================================================================
NET ASSETS:

     Paid in Capital                                       157,956           121,109             107,761          264,524
                                                    -----------------------------------------------------------------------
     Undistributed Net Investment Income (Loss)                 21                 9                  48               40
                                                    -----------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments    (3,910)             (316)             (8,960)          (2,617)
                                                    -----------------------------------------------------------------------
     Net Unrealized Appreciation on Investments              8,217             7,284               4,619            9,312
                                                    -----------------------------------------------------------------------
     TOTAL NET ASSETS                                     $162,284          $128,086            $103,468         $271,259
===========================================================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                             15,458            12,387               9,840           24,842
                                                    -----------------------------------------------------------------------
     Class A Shares                                            232                --                 420            1,194
                                                    -----------------------------------------------------------------------
     Class B Shares                                             34                --                  --              175
                                                    -----------------------------------------------------------------------
     Institutional II Class Shares                              --                --                  --               --
===========================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES         $10.32            $10.34              $10.08           $10.34
===========================================================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                     $10.31                --              $10.10           $10.47
===========================================================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($10.30 (DIVIDE) 95.50%, $10.31
       (DIVIDE) 95.50%, $10.10 (DIVIDE) 95.50% AND
       $10.47 (DIVIDE) 95.50%, RESPECTIVELY)                $10.80                NA              $10.58           $10.96
===========================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                     $10.33                --                  --           $10.34
===========================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL II CLASS SHARES          --                --                  --               --
===========================================================================================================================

* Investments are stated at their amortized cost. See Note 2 in Notes to Financial Statements.
+ Amount rounds to less than one thousand.
The accompanying notes are an integral part of the financial statements.

102 & 103   STATEMENTS OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)                     BALANCED            EQUITY INCOME         VALUE EQUITY       EQUITY INDEX
 (000 EXCEPT PER SHARE AMOUNTS)                         PORTFOLIO             PORTFOLIO             PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $273,292,
       $61,851, $146,054, $122,575, $243,432,
       $147,934, $76,315, $129,211, $31,196
       and $4,803, respectively)                      $251,871                $62,788              $184,547            $91,655
                                                     -------------------------------------------------------------------------------
     Foreign Currency (Cost $--, $--, $--, $--, $--,
       $--, $--, $--, $21 and $102, respectively)           --                     --                    --                 --
                                                     -------------------------------------------------------------------------------
     Interest Receivable                                   959                     92                   292                105
                                                     -------------------------------------------------------------------------------
     Receivable for Investment Securities Sold           5,164                  1,911                 1,055              1,329
                                                     -------------------------------------------------------------------------------
     Receivable for Capital Shares Sold                     19                      1                    20                 45
                                                     -------------------------------------------------------------------------------
     Expense Reimbursement from Advisor                      9                      1                     3                  2
                                                     -------------------------------------------------------------------------------
     Prepaid Expenses                                        8                      2                     7                  2
                                                     -------------------------------------------------------------------------------
     Other Assets                                            1                      2                     1                  2
                                                     -------------------------------------------------------------------------------
     TOTAL ASSETS                                      258,031                 64,797               185,925             93,140
====================================================================================================================================
LIABILITIES:

     Distribution Payable                                   --                     49                    --                 --
                                                     -------------------------------------------------------------------------------
     Payable for Investment Securities Purchased        10,310                  2,325                 1,126              3,131
                                                     -------------------------------------------------------------------------------
     Payable for Capital Shares Redeemed                    40                      7                     1                 --
                                                     -------------------------------------------------------------------------------
     Payable for Options                                    --                     --                   620                 --
                                                     -------------------------------------------------------------------------------
     Payable to Custodian                                   --                     --                    --                 --
                                                     -------------------------------------------------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                            125                     31                   135                  5
                                                     -------------------------------------------------------------------------------
       Administrator Fees                                   17                      4                    12                --+
                                                     -------------------------------------------------------------------------------
       Shareholder Servicing Fees                           28                      7                    22                  1
                                                     -------------------------------------------------------------------------------
       Distribution Fees                                    14                      1                     1                  1
                                                     -------------------------------------------------------------------------------
       Custody Fees                                          3                      1                     4                  1
                                                     -------------------------------------------------------------------------------
       Transfer Agency Fees                                 19                      3                     7                  4
                                                     -------------------------------------------------------------------------------
       Other Expense Payables                               22                      5                    16                  7
                                                     -------------------------------------------------------------------------------
     TOTAL LIABILITIES                                  10,578                  2,433                 1,944              3,150
====================================================================================================================================
NET ASSETS:

     Paid in Capital                                   323,611                 61,582               146,855            132,660
                                                     -------------------------------------------------------------------------------
     Undistributed Net Investment Income (Loss)            354                    (37)                  105                 95
                                                     -------------------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments
       and Foreign Exchange Translations               (55,091)                  (118)               (1,492)           (11,845)
                                                     -------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
       Investments, Options and Foreign Exchange
       Translations                                    (21,421)                   937                38,513            (30,920)
                                                     -------------------------------------------------------------------------------
     TOTAL NET ASSETS                                 $247,453                $62,364              $183,981           $ 89,990
====================================================================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                         18,493                  7,211                24,660             11,232
                                                     -------------------------------------------------------------------------------
     Class A Shares                                      2,799                    526                   543                853
                                                     -------------------------------------------------------------------------------
     Class B Shares                                      1,012                     --                   124                 --
                                                     -------------------------------------------------------------------------------
     Class C Shares                                         --                     --                    --                 --
                                                     -------------------------------------------------------------------------------
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES     $11.10                  $8.06                 $7.27              $7.45
====================================================================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                 $11.06                  $8.06                 $7.26              $7.44
====================================================================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($11.06 (DIVIDE) 95.25%,
       $8.06 (DIVIDE) 95.25%, $7.26 (DIVIDE)
       95.25%, 7.44% (DIVIDE) 95.25%, $12.42
       (DIVIDE) 95.25%, $11.02(DIVIDE) 95.25%,
       $9.76 (DIVIDE) 95.25%, $12.56(DIVIDE)
       95.25%, $6.29 (DIVIDE) 95.25% AND $7.00
       (DIVIDE) 95.25%, RESPECTIVELY)                   $11.61                  $8.46                 $7.62              $7.81
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                 $11.05                     --                 $7.05                 --
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS C SHARES                     --                     --                    --                 --
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)                           BLUE CHIP       CAPITAL GROWTH         MID-CAP           SMALL-CAP
 (000 EXCEPT PER SHARE AMOUNTS)                           EQUITY PORTFOLIO       PORTFOLIO      EQUITY PORTFOLIO   EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $273,292,
       $61,851, $146,054, $122,575, $243,432,
       $147,934, $76,315, $129,211, $31,196
       and $4,803, respectively)                            $205,121            $138,811             $75,202          $119,993
                                                     -------------------------------------------------------------------------------
     Foreign Currency (Cost $--, $--, $--, $--, $--,
       $--, $--, $--, $21 and $102, respectively)                 --                  --                  --                --
                                                     -------------------------------------------------------------------------------
     Interest Receivable                                         234                  69                  30                31
                                                     -------------------------------------------------------------------------------
     Receivable for Investment Securities Sold                    --               4,973               2,502             2,293
                                                     -------------------------------------------------------------------------------
     Receivable for Capital Shares Sold                          236                  23                  51               492
                                                     -------------------------------------------------------------------------------
     Expense Reimbursement from Advisor                           16                  16                   2                31
                                                     -------------------------------------------------------------------------------
     Prepaid Expenses                                              8                   5                   2                 3
                                                     -------------------------------------------------------------------------------
     Other Assets                                                  1                   7                   2                 1
                                                     -------------------------------------------------------------------------------
TOTAL ASSETS                                                 205,616             143,904              77,791           122,844
====================================================================================================================================
LIABILITIES:

     Distribution Payable                                         --                  --                  --                --
                                                     -------------------------------------------------------------------------------
     Payable for Investment Securities Purchased                 383               7,371               3,304             1,870
                                                     -------------------------------------------------------------------------------
     Payable for Capital Shares Redeemed                         132                  16                  24               121
                                                     -------------------------------------------------------------------------------
     Payable for Options                                          --                  --                  --                --
                                                     -------------------------------------------------------------------------------
     Payable to Custodian                                         --                  --                  --                --
                                                     -------------------------------------------------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                                  109                  74                  45                77
                                                     -------------------------------------------------------------------------------
       Administrator Fees                                         13                   8                   4                 7
                                                     -------------------------------------------------------------------------------
       Shareholder Servicing Fees                                 21                  15                   9                 8
                                                     -------------------------------------------------------------------------------
       Distribution Fees                                          13                  10                   1                12
                                                     -------------------------------------------------------------------------------
       Custody Fees                                                2                  --                  --                 5
                                                     -------------------------------------------------------------------------------
       Transfer Agency Fees                                       23                  22                   4                48
                                                     -------------------------------------------------------------------------------
       Other Expense Payables                                     18                  13                   6                10
                                                     -------------------------------------------------------------------------------
     TOTAL LIABILITIES                                           714               7,529               3,397             2,158
====================================================================================================================================
NET ASSETS:

     Paid in Capital                                         285,540             218,613              88,277           154,467
                                                     -------------------------------------------------------------------------------
     Undistributed Net Investment Income (Loss)                  148                  --                   3                --
                                                     -------------------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments
       and Foreign Exchange Translations                     (42,475)            (73,115)            (12,773)          (24,563)
                                                     -------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
       Investments, Options and Foreign Exchange
       Translations                                          (38,311)             (9,123)             (1,113)           (9,218)
                                                     -------------------------------------------------------------------------------
     TOTAL NET ASSETS                                       $204,902            $136,375             $74,394          $120,686
====================================================================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                               12,743               9,310               7,098             5,125
                                                     -------------------------------------------------------------------------------
     Class A Shares                                            3,023               2,141                 495             4,310
                                                     -------------------------------------------------------------------------------
     Class B Shares                                              748                 831                  --               118
                                                     -------------------------------------------------------------------------------
     Class C Shares                                               --                  --                  --                --+
                                                     -------------------------------------------------------------------------------
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES           $12.42              $11.15              $ 9.80            $12.70
====================================================================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                       $12.42              $11.02              $ 9.76            $12.56
====================================================================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($11.06 (DIVIDE) 95.25%,
       $8.06 (DIVIDE) 95.25%, $7.26 (DIVIDE)
       95.25%, 7.44% (DIVIDE) 95.25%, $12.42
       (DIVIDE) 95.25%, $11.02(DIVIDE) 95.25%,
       $9.76 (DIVIDE) 95.25%, $12.56(DIVIDE)
       95.25%, $6.29 (DIVIDE) 95.25% AND $7.00
       (DIVIDE) 95.25%, RESPECTIVELY)                         $13.04              $11.57              $10.25            $13.19
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                       $12.13              $10.74                  --            $12.40
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS C SHARES                           --                  --                  --            $12.42
====================================================================================================================================

----------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)                    INTERNATIONAL        EMERGING MARKETS
 (000 EXCEPT PER SHARE AMOUNTS)                       EQUITY PORTFOLIO      EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS:

     Investments at Market Value (Cost $273,292,
       $61,851, $146,054, $122,575, $243,432,
       $147,934, $76,315, $129,211, $31,196
       and $4,803, respectively)                          $24,944               $4,727
                                                     -----------------------------------------
     Foreign Currency (Cost $--, $--, $--, $--, $--,
       $--, $--, $--, $21 and $102, respectively)              22                  102
                                                     -----------------------------------------
     Interest Receivable                                       77                    6
                                                     -----------------------------------------
     Receivable for Investment Securities Sold                103                   --
                                                     -----------------------------------------
     Receivable for Capital Shares Sold                       --+                   --
                                                     -----------------------------------------
     Expense Reimbursement from Advisor                         2                   14
                                                     -----------------------------------------
     Prepaid Expenses                                           1                  --+
                                                     -----------------------------------------
     Other Assets                                               3                    3
                                                     -----------------------------------------
TOTAL ASSETS                                               25,152                4,852
==============================================================================================
LIABILITIES:

     Distribution Payable                                      --                   --
                                                     -----------------------------------------
     Payable for Investment Securities Purchased               96                   --
                                                     -----------------------------------------
     Payable for Capital Shares Redeemed                        1                   --
                                                     -----------------------------------------
     Payable for Options                                       --                   --
                                                     -----------------------------------------
     Payable to Custodian                                      14                    1
                                                     -----------------------------------------
     Accrued Expenses:
       Investment Advisory Fees                                13                   --
                                                     -----------------------------------------
       Administrator Fees                                       1                   --
                                                     -----------------------------------------
       Shareholder Servicing Fees                               2                   --
                                                     -----------------------------------------
       Distribution Fees                                        1                    1
                                                     -----------------------------------------
       Custody Fees                                             8                    7
                                                     -----------------------------------------
       Transfer Agency Fees                                     5                    9
                                                     -----------------------------------------
       Other Expense Payables                                   2                   --+
                                                     -----------------------------------------
     TOTAL LIABILITIES                                        143                   18
==============================================================================================
NET ASSETS:

     Paid in Capital                                       46,641               18,050
                                                     -----------------------------------------
     Undistributed Net Investment Income (Loss)               545                  (13)
                                                     -----------------------------------------
     Accumulated Net Realized Gain (Loss) on Investments
       and Foreign Exchange Translations                  (15,929)             (13,127)
                                                     -----------------------------------------
     Net Unrealized Appreciation (Depreciation) on
       Investments, Options and Foreign Exchange
       Translations                                        (6,248)                 (76)
                                                     -----------------------------------------
     TOTAL NET ASSETS                                     $25,009               $4,834
==============================================================================================
OUTSTANDING SHARES OF BENEFICIAL INTEREST
  (UNLIMITED AUTHORIZATION -- NO PAR VALUE):

     Institutional Class Shares                             3,161                   --
                                                     -----------------------------------------
     Class A Shares                                           816                  691
                                                     -----------------------------------------
     Class B Shares                                            --                   --
                                                     -----------------------------------------
     Class C Shares                                            --                   --
                                                     -----------------------------------------
==============================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- INSTITUTIONAL CLASS SHARES         $6.29                   --
==============================================================================================
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE-- CLASS A SHARES                     $6.29                $7.00
==============================================================================================
     MAXIMUM OFFERING PRICE PER SHARE --
       CLASS A SHARES ($11.06 (DIVIDE) 95.25%,
       $8.06 (DIVIDE) 95.25%, $7.26 (DIVIDE)
       95.25%, 7.44% (DIVIDE) 95.25%, $12.42
       (DIVIDE) 95.25%, $11.02(DIVIDE) 95.25%,
       $9.76 (DIVIDE) 95.25%, $12.56(DIVIDE)
       95.25%, $6.29 (DIVIDE) 95.25% AND $7.00
       (DIVIDE) 95.25%, RESPECTIVELY)                       $6.60                $7.35
==============================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS B SHARES                        --                   --
==============================================================================================
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- CLASS C SHARES                        --                   --
==============================================================================================

+ Amount rounds to less than one thousand.
The accompanying notes are an integral part of the financial statements.

104 & 105   STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002    U.S. TREASURY MONEY    U.S. GOVERNMENT     MONEY MARKET   TAX-FREE MONEY
 (UNAUDITED) (000)                              MARKET PORTFOLIO  MONEY MARKET PORTFOLIO   PORTFOLIO   MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

     Dividends                                       $   --             $    --             $    --           $   --
                                                 -----------------------------------------------------------------------
     Interest                                         4,274              16,020              14,926            1,275
                                                 -----------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                          4,274              16,020              14,926            1,275
========================================================================================================================
EXPENSES:

     Investment Advisory Fees                           580               2,090               1,866              210
                                                 -----------------------------------------------------------------------
     Administrator Fees                                 212                 730                 653               85
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                   198                 982                 614               59
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares         16                  61                 183               32
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees-- Class B Shares         --                  --                 --+               --
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares                 --                  --                  --               --
                                                 -----------------------------------------------------------------------
     Distribution Fees-- Class A Shares                  26                 102                 305               53
                                                 -----------------------------------------------------------------------
     Distribution Fees-- Class B Shares                  --                  --                   1               --
                                                 -----------------------------------------------------------------------
     Distribution Fees-- Institutional II Class Shares  134                 210                 322               36
                                                 -----------------------------------------------------------------------
     Transfer Agency Fees                                16                   2                  74               24
                                                 -----------------------------------------------------------------------
     Custodian Fees                                      32                 148                 146               16
                                                 -----------------------------------------------------------------------
     Accounting Fees                                     48                 108                 101               34
                                                 -----------------------------------------------------------------------
     Professional Fees                                   28                 101                  89               10
                                                 -----------------------------------------------------------------------
     Registration Fees                                   10                  45                  39                4
                                                 -----------------------------------------------------------------------
     Printing Fees                                       20                  69                  59                7
                                                 -----------------------------------------------------------------------
     Trustee Fees                                         9                  33                  31                3
                                                 -----------------------------------------------------------------------
     Miscellaneous Fees                                  20                 112                  67                7
                                                 -----------------------------------------------------------------------
     TOTAL EXPENSES                                   1,349               4,793               4,550              580
========================================================================================================================
LESS WAIVERS:

     Investment Advisory Fees                            --                (500)               (599)            (124)
                                                 -----------------------------------------------------------------------
     Administrator Fees                                  --                  --                  --               --
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class Shares                   (92)               (458)               (286)             (27)
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares        (10)                (37)               (110)             (19)
                                                 -----------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares                 --                  --                  --               --
                                                 -----------------------------------------------------------------------
     Distribution Fees-- Class A                         --                  --                  --               --
                                                 -----------------------------------------------------------------------
     TOTAL WAIVERS                                     (102)               (995)               (995)            (170)
========================================================================================================================
     Less Expense Reimbursement by Advisor              (11)                (11)                (63)             (16)
                                                 -----------------------------------------------------------------------
     TOTAL NET EXPENSES                               1,236               3,787               3,492              394
========================================================================================================================
     NET INVESTMENT INCOME                            3,038              12,233              11,434              881
========================================================================================================================
     Net Realized Gain (Loss) On Investments            (11)                 --                   4               (1)
                                                 -----------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                 --                  --                  --               --
                                                 -----------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                   (11)                 --                   4               (1)
========================================================================================================================
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                       $3,027             $12,233             $11,438            $ 880
========================================================================================================================


--------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002    PENNSYLVANIA TAX-FREE         SHORT-TERM          SHOORT-TERM         MARYLAND
 (UNAUDITED) (000)                            MONEY MARKET PORTFOLIO    TREASURY PORTFOLIO   BOND PORTFOLIO   TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

     Dividends                                         $ --                   $   --                $ 8              $  13
                                                 -------------------------------------------------------------------------------
     Interest                                           178                    1,051               1,610o            3,156
                                                 -------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                            178                    1,051               1,618             3,169
================================================================================================================================
EXPENSES:

     Investment Advisory Fees                            28                       93                 256               418
                                                 -------------------------------------------------------------------------------
     Administrator Fees                                  20                       36                  41                67
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                    24                       33                  51                75
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares         --                        7                  --                20
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class B Shares         --                       --                  --                 2
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares                  3                       --                  --                --
                                                 -------------------------------------------------------------------------------
     Distribution Fees-- Class A Shares                  --                       19                  --                40
                                                 -------------------------------------------------------------------------------
     Distribution Fees-- Class B Shares                  --                       --                  --                 5
                                                 -------------------------------------------------------------------------------
     Distribution Fees-- Institutional II Class Shares    2                       --                  --                --
                                                 -------------------------------------------------------------------------------
     Transfer Agency Fees                                 5                       13                   3                21
                                                 -------------------------------------------------------------------------------
     Custodian Fees                                       4                        6                   8                10
                                                 -------------------------------------------------------------------------------
     Accounting Fees                                     20                       26                  21                31
                                                 -------------------------------------------------------------------------------
     Professional Fees                                    1                        3                   4                 8
                                                 -------------------------------------------------------------------------------
     Registration Fees                                    1                        1                   2                 3
                                                 -------------------------------------------------------------------------------
     Printing Fees                                        1                        2                   3                 5
                                                 -------------------------------------------------------------------------------
     Trustee Fees                                        --+                       1                   1                 3
                                                 -------------------------------------------------------------------------------
     Miscellaneous Fees                                  --+                       2                   3                 6
                                                 -------------------------------------------------------------------------------
     TOTAL EXPENSES                                     109                      242                 393               714
================================================================================================================================
LESS WAIVERS:

     Investment Advisory Fees                           (28)                     (12)                (21)              (90)
                                                 -------------------------------------------------------------------------------
     Administrator Fees                                  (5)                      --                  --                --
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class Shares                    (5)                     (20)                (31)              (15)
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares         --                       (7)                 --               (20)
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares                 (2)                      --                  --                --
                                                 -------------------------------------------------------------------------------
     Distribution Fees-- Class A                         --                       (7)                 --                (7)
                                                 -------------------------------------------------------------------------------
     TOTAL WAIVERS                                      (40)                     (46)                (52)             (132)
================================================================================================================================
     Less Expense Reimbursement by Advisor               (5)                      (7)                 --               (12)
                                                 -------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                  64                      189                 341               570
================================================================================================================================
     NET INVESTMENT INCOME                              114                      862               1,277             2,599
================================================================================================================================
     Net Realized Gain (Loss) On Investments             --                       59                 491               227
                                                 -------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                 --                      781                 688             2,539
                                                 -------------------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                    --                      840               1,179             2,766
================================================================================================================================
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                         $114                   $1,702              $2,456            $5,365
================================================================================================================================


----------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002     PENNSYLVANIA   INTERMEDIATE FIXED  U.S. GOVERNMENT     INCOME
 (UNAUDITED) (000)                          TAX-FREE PORTFOLIO INCOME PORTFOLIO   BOND PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

     Dividends                                   $    17             $  55            $   174           $ 237
                                              ------------------------------------------------------------------
     Interest                                      4,089             3,391o             2,792o          7,141o
                                              ------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                       4,106             3,446              2,966           7,378
================================================================================================================
EXPENSES:

     Investment Advisory Fees                             535               394                397             838
                                              ------------------------------------------------------------------
     Administrator Fees                               83                68                 58             132
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                121                98                 76             199
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares       2                --                  3               9
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees-- Class B Shares      --+               --                 --               2
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares              --                --                 --              --
                                              ------------------------------------------------------------------
     Distribution Fees-- Class A Shares                3                --                  6              19
                                              ------------------------------------------------------------------
     Distribution Fees-- Class B Shares                1                --                 --               6
                                              ------------------------------------------------------------------
     Distribution Fees-- Institutional II
      Class Shares                                    --                --                 --              --
                                              ------------------------------------------------------------------
     Transfer Agency Fees                             19                 3                 12              27
                                              ------------------------------------------------------------------
     Custodian Fees                                   13                11                 10              27
                                              ------------------------------------------------------------------
     Accounting Fees                                  33                25                 26              38
                                              ------------------------------------------------------------------
     Professional Fees                                10                 8                  6              17
                                              ------------------------------------------------------------------
     Registration Fees                                 4                 3                  3               7
                                              ------------------------------------------------------------------
     Printing Fees                                     7                 5                  5              12
                                              ------------------------------------------------------------------
     Trustee Fees                                      3                 3                  2               6
                                              ------------------------------------------------------------------
     Miscellaneous Fees                                7                 6                  4              12
                                              ------------------------------------------------------------------
     TOTAL EXPENSES                                  841               624                608           1,351
================================================================================================================
LESS WAIVERS:

     Investment Advisory Fees                         (4)              (47)               (48)            (72)
                                              ------------------------------------------------------------------
     Administrator Fees                               --                --                 --              --
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class Shares                 --               (26)               (20)            (40)
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares      (2)               --                 (3)             (9)
                                              ------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional II Class Shares              --                --                 --              --
                                              ------------------------------------------------------------------
     Distribution Fees-- Class A                      (1)               --                 (1)             (3)
                                              ------------------------------------------------------------------
     TOTAL WAIVERS                                    (7)              (73)               (72)           (124)
================================================================================================================
     Less Expense Reimbursement by Advisor           (16)               --                 (8)            (21)
                                              ------------------------------------------------------------------
     TOTAL NET EXPENSES                              818               551                528           1,206
================================================================================================================
     NET INVESTMENT INCOME                         3,288             2,895              2,438           6,172
================================================================================================================
     Net Realized Gain (Loss) On Investments         317             1,628                523           3,213
                                              ------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments           3,530             4,853              2,992           5,271
                                              ------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS              3,847             6,481              3,515           8,484
================================================================================================================
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                    $7,135            $9,376             $5,953         $14,656
================================================================================================================

 o Includes income from securities lending program. See Note 6 to the Financial Statements for additional information.
 + Amount rounds to less than one thousand.
The accompanying notes are an integral part of the financial statements.

106 & 107  STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002      BALANCED               EQUITY INCOME      VALUE EQUITY           EQUITY INDEX
 (UNAUDITED) (000)                              PORTFOLIO                PORTFOLIO          PORTFOLIO              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                   $  1,182                $    959            $  2,071             $     810
                                                ---------------------------------------------------------------------------------
     Less: Foreign Taxes Withheld                      (5)                     (3)                (16)                   (4)
                                                ---------------------------------------------------------------------------------
     Interest                                       2,685                       1                   2                    --
                                                ---------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                        3,862                     957               2,057                   806
=================================================================================================================================
EXPENSES:

     Investment Advisory Fees                              878                     238               1,055                    92
                                                ---------------------------------------------------------------------------------
     Administrator Fees                               127                      41                 102                    51
                                                ---------------------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                 167                      47                 154                    64
                                                ---------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares       26                       4                   4                     5
                                                ---------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class B Shares       16                      --                   1                    --
                                                ---------------------------------------------------------------------------------
     Distribution Fees-- Class A Shares                69                       9                  10                    13
                                                ---------------------------------------------------------------------------------
     Distribution Fees-- Class B Shares                47                      --                   4                    --
                                                ---------------------------------------------------------------------------------
     Transfer Agency Fees                              64                      13                  20                    14
                                                ---------------------------------------------------------------------------------
     Custodian Fees                                    26                       6                  20                    12
                                                ---------------------------------------------------------------------------------
     Accounting Fees                                   36                      23                  32                    25
                                                ---------------------------------------------------------------------------------
     Professional Fees                                 16                       4                  12                     5
                                                ---------------------------------------------------------------------------------
     Registration Fees                                  7                       2                   6                     3
                                                ---------------------------------------------------------------------------------
     Printing Fees                                     11                       3                   8                     4
                                                ---------------------------------------------------------------------------------
     Trustee Fees                                       5                       1                   4                     2
                                                ---------------------------------------------------------------------------------
     Amortization of Deferred Organization Costs       --                      --                  --                     1
                                                ---------------------------------------------------------------------------------
     Miscellaneous Fees                                12                       3                   9                     4
                                                ---------------------------------------------------------------------------------
     TOTAL EXPENSES                                 1,507                     394               1,441                   295
=================================================================================================================================
LESS WAIVERS:

     Investment Advisory Fees                         (52)                    (27)               (112)                  (60)
                                                ---------------------------------------------------------------------------------
     Administrator Fees                                --                      --                  --                   (20)
                                                ---------------------------------------------------------------------------------
     Shareholder Servicing Fees -- Institutional
          Class Shares                                 --                      --                  --                   (59)
                                                ---------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares      (26)                     (4)                 (4)                   (5)
                                                ---------------------------------------------------------------------------------
     Distribution Fees-- Class A Shares               (26)                     (4)                 (4)                   (5)
                                                ---------------------------------------------------------------------------------
     TOTAL WAIVERS                                   (104)                    (35)               (120)                 (149)
=================================================================================================================================
     Less Expense Reimbursement by Advisor            (52)                     (8)                (16)                  (10)
                                                ---------------------------------------------------------------------------------
     TOTAL NET EXPENSES                             1,351                     351               1,305                   136
=================================================================================================================================
     NET INVESTMENT INCOME (LOSS)                   2,511                     606                 752                   670
=================================================================================================================================
     Net Realized Gain (Loss) on Investments      (26,415)                 (2,743)             (4,747)               (4,750)
                                                ---------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                       --                      --                  --                    --
                                                ---------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments
           and Options                            (15,548)                (14,140)            (52,735)              (13,573)
                                                ---------------------------------------------------------------------------------
     Net Unrealized Gain (Loss) on Foreign
           Currency Transactions                       --                      --                  --                    --
                                                ---------------------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS             (41,963)                (16,883)            (57,482)              (18,323)
=================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                   $(39,452)               $(16,277)           $(56,730)             $(17,653)
=================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002           BLUE CHIP           CAPITAL GROWTH           MID-CAP              SMALL-CAP
 (UNAUDITED) (000)                               EQUITY PORTFOLIO           PORTFOLIO        EQUITY PORTFOLIO      EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                        $  1,679             $    583               $    456             $     436
                                                ------------------------------------------------------------------------------------
     Less: Foreign Taxes Withheld                           (1)                 (10)                    --                    (1)
                                                ------------------------------------------------------------------------------------
     Interest                                                3                    8                     35                    59
                                                ------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                             1,681                  581                    491                   494
====================================================================================================================================
EXPENSES:

     Investment Advisory Fees                              806                  532                    335                   532
                                                ------------------------------------------------------------------------------------
     Administrator Fees                                    110                   76                     47                    69
                                                ------------------------------------------------------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                      132                   86                     --                    52
                                                ------------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares            33                   20                      4                    47
                                                ------------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class B Shares            13                   13                     59                     2
                                                ------------------------------------------------------------------------------------
     Distribution Fees-- Class A Shares                    120                   54                     11                   124
                                                ------------------------------------------------------------------------------------
     Distribution Fees-- Class B Shares                     39                   38                     --                     4
                                                ------------------------------------------------------------------------------------
     Transfer Agency Fees                                  105                  101                     15                   223
                                                ------------------------------------------------------------------------------------
     Custodian Fees                                         20                   16                     11                    22
                                                ------------------------------------------------------------------------------------
     Accounting Fees                                        33                   29                     24                    29
                                                ------------------------------------------------------------------------------------
     Professional Fees                                      13                    9                      5                     8
                                                ------------------------------------------------------------------------------------
     Registration Fees                                       6                    4                      2                     3
                                                ------------------------------------------------------------------------------------
     Printing Fees                                           9                    6                      3                     5
                                                ------------------------------------------------------------------------------------
     Trustee Fees                                            5                    3                      2                     3
                                                ------------------------------------------------------------------------------------
     Amortization of Deferred Organization Costs            --                   --                     --                    --
                                                ------------------------------------------------------------------------------------
     Miscellaneous Fees                                     10                    7                      4                     6
                                                ------------------------------------------------------------------------------------
     TOTAL EXPENSES                                      1,454                  994                    522                 1,129
====================================================================================================================================
LESS WAIVERS:

     Investment Advisory Fees                              (47)                 (17)                   (26)                   (7)
                                                ------------------------------------------------------------------------------------
     Administrator Fees                                     --                   --                     --                    --
                                                ------------------------------------------------------------------------------------
     Shareholder Servicing Fees -- Institutional
          Class Shares                                      --                   --                     --                    --
                                                ------------------------------------------------------------------------------------
     Shareholder Servicing Fees-- Class A Shares           (33)                 (20)                    (4)                  (47)
                                                ------------------------------------------------------------------------------------
     Distribution Fees-- Class A Shares                    (65)                 (20)                    (4)                  (47)
                                                ------------------------------------------------------------------------------------
     TOTAL WAIVERS                                        (145)                 (57)                   (34)                 (101)
=================================================================================================================================
     Less Expense Reimbursement by Advisor                 (92)                 (89)                   (10)                 (195)
                                                ------------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                  1,217                  848                    478                   833
====================================================================================================================================
     NET INVESTMENT INCOME (LOSS)                          464                 (267)                    13                  (339)
====================================================================================================================================
     Net Realized Gain (Loss) on Investments           (33,361)             (27,284)                (7,167)              (16,133)
                                                ------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                            --                   --                     --                    --
                                                ------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments
           and Options                                 (27,794)              (9,828)               (14,578)              (31,014)
                                                ------------------------------------------------------------------------------------
     Net Unrealized Gain (Loss) on Foreign
           Currency Transactions                            --                   --                     --                    --
                                                ------------------------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                  (61,155)             (37,112)               (21,745)              (47,147)
====================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        $(60,691)            $(37,379)              $(21,732)             $(47,486)
====================================================================================================================================


-----------------------------------------------------------------------------------------
 FOR THE SIX MONTHS ENDED OCTOBER 31, 2002        INTERNATIONAL        EMERGING MARKETS
 (UNAUDITED) (000)                               EQUITY PORTFOLIO      EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                        $   403               $   52
                                                -----------------------------------------
     Less: Foreign Taxes Withheld                         (74)                  (4)
                                                -----------------------------------------
     Interest                                               3                    2
                                                -----------------------------------------
     TOTAL INVESTMENT INCOME                              332                   50
=========================================================================================
EXPENSES:

     Investment Advisory Fees                             138                   28
                                                -----------------------------------------
     Administrator Fees                                    23                   14
                                                -----------------------------------------
     Shareholder Servicing Fees --
           Institutional Class Shares                      16                   --
                                                -----------------------------------------
     Shareholder Servicing Fees-- Class A Shares            5                    4
                                                -----------------------------------------
     Shareholder Servicing Fees-- Class B Shares           --                   --
                                                -----------------------------------------
     Distribution Fees-- Class A Shares                    13                   11
                                                -----------------------------------------
     Distribution Fees-- Class B Shares                    --                   --
                                                -----------------------------------------
     Transfer Agency Fees                                  20                   36
                                                -----------------------------------------
     Custodian Fees                                        28                   47
                                                -----------------------------------------
     Accounting Fees                                       31                   28
                                                -----------------------------------------
     Professional Fees                                      1                   --+
                                                -----------------------------------------
     Registration Fees                                      1                   --+
                                                -----------------------------------------
     Printing Fees                                          1                   --+
                                                -----------------------------------------
     Trustee Fees                                          --+                  --+
                                                -----------------------------------------
     Amortization of Deferred Organization Costs           --                   --
                                                -----------------------------------------
     Miscellaneous Fees                                     1                   --+
                                                -----------------------------------------
     TOTAL EXPENSES                                       278                  168
=========================================================================================
LESS WAIVERS:

     Investment Advisory Fees                             (33)                 (28)
                                                -----------------------------------------
     Administrator Fees                                    --                   (2)
                                                -----------------------------------------
     Shareholder Servicing Fees -- Institutional
          Class Shares                                     --                   --
                                                -----------------------------------------
     Shareholder Servicing Fees-- Class A Shares           (5)                  (4)
                                                -----------------------------------------
     Distribution Fees-- Class A Shares                    (5)                  (4)
                                                -----------------------------------------
     TOTAL WAIVERS                                        (43)                 (38)
=========================================================================================
     Less Expense Reimbursement by Advisor                (16)                 (72)
                                                -----------------------------------------
     TOTAL NET EXPENSES                                   219                   58
=========================================================================================
     NET INVESTMENT INCOME (LOSS)                         113                   (8)
=========================================================================================
     Net Realized Gain (Loss) on Investments           (5,188)                (455)
                                                -----------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                         (184)                  (6)
                                                -----------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments
           and Options                                 (1,985)                (669)
                                                -----------------------------------------
     Net Unrealized Gain (Loss) on Foreign
           Currency Transactions                           93                   --+
                                                -----------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                  (7,264)              (1,130)
=========================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        $(7,151)             $(1,138)
=========================================================================================

+ Amount rounds to less than one thousand.
The accompanying notes are an integral part of the financial statements.

108   STATEMENTS OF CHANGES IN NET ASSETS


-------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)       U.S. TREASURY MONEY    U.S. GOVERNMENT MONEY        MONEY MARKET
 or the Fiscal Year Ended April 30, 2002 (Audited) (000)   MARKET PORTFOLIO        MARKET PORTFOLIO            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                       05/01/02    05/01/01       05/01/02    05/01/01    05/01/02    05/01/01
                                                    to 10/31/02 to 04/30/02    to 10/31/02 to 04/30/02 to 10/31/02 to 04/30/02
                                                  ------------- -----------    ----------- ----------- ----------- -----------
OPERATIONS:
     Net Investment Income                           $    3,038    $ 10,518      $  12,233  $   41,440  $   11,434   $  42,845
                                                     --------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                (11)         26             --          --+          4          34
                                                     --------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                     --          --             --          --          --          --
                                                     --------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                      3,027      10,544         12,233      41,440      11,438      42,879
===============================================================================================================================
     DISTRIBUTIONS TO SHAREHOLDERS:

       Net Investment Income

         Institutional Class Shares                      (1,778)     (6,670)        (9,741)    (33,488)     (6,491)    (21,712)
                                                     --------------------------------------------------------------------------
         Class A Shares                                    (118)       (559)          (512)     (2,424)     (1,666)     (7,742)
                                                     --------------------------------------------------------------------------
         Class B Shares                                      --          --             --          --          (1)         (2)
                                                     --------------------------------------------------------------------------
         Institutional II Class Shares                   (1,142)     (3,289)        (1,980)     (5,528)     (3,276)    (13,389)
                                                     --------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                 (3,038)    (10,518)       (12,233)    (41,440)    (11,434)    (42,845)
===============================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                  342,130     466,051      1,342,681   1,809,961   1,283,892   2,527,319
                                                     --------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         20          23             --          --         533       1,712
                                                     --------------------------------------------------------------------------
         Shares Redeemed                               (332,408)   (475,352)    (1,472,941) (1,725,723) (1,129,994) (2,184,923)
                                                     --------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                         9,742      (9,278)      (130,260)     84,238     154,431     344,108
===============================================================================================================================
     Class A Shares:

         Shares Issued                                   11,374      30,179        100,309     154,038      66,669     123,836
                                                     --------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         74         447             --          --+      1,392       7,648
                                                     --------------------------------------------------------------------------
         Shares Redeemed                                (10,906)    (29,821)       (82,085)   (194,408)    (97,392)   (169,143)
                                                     --------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                           542         805         18,224     (40,370)    (29,331)    (37,659)
===============================================================================================================================
     Class B Shares:

         Shares Issued                                       --          --             --          --          72          97
                                                     --------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         --          --             --          --          --           3
                                                     --------------------------------------------------------------------------
         Shares Redeemed                                     --          --             --          --         (13)        (49)
                                                     --------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                            --          --             --          --          59          51
===============================================================================================================================
     Institutional II Class Shares:

         Shares Issued                                  236,262     507,157        768,104   1,045,057     698,083   2,294,308
                                                     --------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         --          --             --          --          --         --
                                                     --------------------------------------------------------------------------
         Shares Redeemed                               (197,605)   (463,193)      (705,961)   (948,855)   (763,566) (2,201,705)
                                                     --------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                        38,657      43,964         62,143      96,202     (65,483)     92,603
===============================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            48,941      35,491        (49,893)    140,070      59,676     399,103
===============================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS               48,930      35,517        (49,893)    140,070      59,680     399,137
===============================================================================================================================
NET ASSETS:

     Beginning of Period                                426,159     390,642      1,669,642   1,529,572   1,645,741   1,246,604
                                                     --------------------------------------------------------------------------
     END OF PERIOD                                   $  475,089  $  426,159     $1,619,749  $1,669,642  $1,705,421  $1,645,741
===============================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                    $       84  $       18     $        2  $       --  $       --+ $       --+
===============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)        TAX-FREE MONEY        PENNSYLVANIA TAX-FREE            SHORT-TERM
 or the Fiscal Year Ended April 30, 2002 (Audited) (000) MARKET PORTFOLIO       MONEY MARKET PORTFOLIO      TREASURY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       05/01/02    05/01/01      05/01/02     05/01/01       05/01/02     05/01/01
                                                    to 10/31/02 to 04/30/02   to 10/31/02  to 04/30/02(2) to 10/31/02  to 04/30/02
                                                    ----------- -----------   -----------  -------------  -----------  -----------
OPERATIONS:
     Net Investment Income                              $  881     $ 2,610         $  114       $  531        $  862      $ 1,911
                                                    --------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments                (1)         --             --           --            59          672
                                                    --------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                    --          --             --           --           781         (113)
                                                    --------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                       880       2,610            114          531         1,702        2,470
====================================================================================================================================
     DISTRIBUTIONS TO SHAREHOLDERS:

       Net Investment Income

         Institutional Class Shares                       (442)     (1,200)          (101)        (501)         (716)      (1,542)
                                                    --------------------------------------------------------------------------------
         Class A Shares                                   (190)       (651)            --           --          (146)        (369)
                                                    --------------------------------------------------------------------------------
         Class B Shares                                     --          --             --           --            --           --
                                                    --------------------------------------------------------------------------------
         Institutional II Class Shares                    (249)       (759)           (13)         (30)           --           --
                                                    --------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                  (881)     (2,610)          (114)        (531)         (862)      (1,911)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                  35,221      82,024         18,653       79,059        13,104       10,879
                                                    --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --             --           --+           65          186
                                                    --------------------------------------------------------------------------------
         Shares Redeemed                               (23,145)    (74,801)       (27,429)     (55,008)       (3,020)     (10,332)
                                                    --------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                       12,076       7,223         (8,776)      24,051        10,149          733
====================================================================================================================================
     Class A Shares:

         Shares Issued                                  10,413      25,344             --           --         3,582        2,044
                                                    --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       154         651             --           --           112          347
                                                    --------------------------------------------------------------------------------
         Shares Redeemed                               (18,287)    (15,121)            --           --        (1,716)      (2,989)
                                                    --------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                       (7,720)     10,874             --           --         1,978         (598)
====================================================================================================================================
     Class B Shares:

         Shares Issued                                      --          --             --           --            --           --
                                                    --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --             --           --            --           --
                                                    --------------------------------------------------------------------------------
         Shares Redeemed                                    --          --             --           --            --           --
                                                    --------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           --          --             --           --            --           --
====================================================================================================================================
     Institutional II Class Shares:

         Shares Issued                                  50,003      98,032          5,794        5,095            --           --
                                                    --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --          --             --           --+           --           --
                                                    --------------------------------------------------------------------------------
         Shares Redeemed                               (35,769)   (109,667)        (5,515)      (3,027)           --           --
                                                    --------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                       14,234     (11,635)           279        2,068            --           --
====================================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                           18,590       6,462         (8,497)      26,119        12,127          135
====================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS              18,589       6,462         (8,497)      26,119        12,967          694
====================================================================================================================================
NET ASSETS:
     Beginning of Period                               150,865     144,403         26,119           --        44,769       44,075
                                                    --------------------------------------------------------------------------------
     END OF PERIOD                                    $169,454    $150,865        $17,622      $26,119       $57,736      $44,769
====================================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                     $     --    $     --        $    --      $    --       $     2      $     2
====================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)          SHORT-TERM                 MARYLAND               PENNSYLVANIA
 or the Fiscal Year Ended April 30, 2002 (Audited) (000)  BOND PORTFOLIO         TAX-FREE PORTFOLIO        TAX-FREE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                       05/01/02     05/01/01     05/01/02    05/01/01     05/01/02    05/01/01
                                                    to 10/31/02  to 04/30/02  to 10/31/02 to 04/30/02  to 10/31/02 to 04/30/02
                                                    -----------  -----------  ----------- -----------  ----------- -----------
OPERATIONS:
     Net Investment Income                             $ 1,277    $   3,375       $ 2,599  $   5,157       $ 3,288     $ 6,948
                                                    ---------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments               491       (1,603)          227          3           317       1,392
                                                    ---------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                   688          171         2,539      2,137         3,530       3,004
                                                    ---------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                     2,456        1,943         5,365      7,297         7,135      11,344
===============================================================================================================================
     DISTRIBUTIONS TO SHAREHOLDERS:

       Net Investment Income

         Institutional Class Shares                     (1,277)      (3,376)       (2,064)    (4,044)       (3,241)     (6,850)
                                                    ---------------------------------------------------------------------------
         Class A Shares                                     --           --          (523)    (1,077)          (42)        (93)
                                                    ---------------------------------------------------------------------------
         Class B Shares                                     --           --           (22)       (36)           (5)         (5)
                                                    ---------------------------------------------------------------------------
         Institutional II Class Shares                      --           --            --         --            --          --
                                                    ---------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                (1,277)      (3,376)       (2,609)    (5,157)       (3,288)     (6,948)
===============================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                   8,577       18,536         3,112     13,932         3,957      11,394
                                                    ---------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       500        1,502           219        455            99         220
                                                    ---------------------------------------------------------------------------
         Shares Redeemed                               (15,393)     (23,502)       (2,957)    (8,510)       (8,640)    (16,447)
                                                    ---------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                       (6,316)      (3,464)          374      5,877        (4,584)     (4,833)
===============================================================================================================================
     Class A Shares:

         Shares Issued                                      --           --         1,533     10,002           528         336
                                                    ---------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --           315        822            27          69
                                                    ---------------------------------------------------------------------------
         Shares Redeemed                                    --           --        (4,947)    (9,286)         (389)       (891)
                                                    ---------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                           --           --        (3,099)     1,538           166        (486)
===============================================================================================================================
     Class B Shares:

         Shares Issued                                      --           --           143        606           197          98
                                                    ---------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --            12         23             2           5
                                                    ---------------------------------------------------------------------------
         Shares Redeemed                                    --           --            (5)      (119)          (30)         (6)
                                                    ---------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           --           --           150        510           169          97
===============================================================================================================================
     Institutional II Class Shares:

         Shares Issued                                      --           --            --         --            --          --
                                                    ---------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --            --         --            --          --
                                                    ---------------------------------------------------------------------------
         Shares Redeemed                                    --           --            --         --            --          --
                                                    ---------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS SHARE
     TRANSACTIONS                                           --           --            --         --            --          --
===============================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                           (6,316)      (3,464)       (2,575)     7,925        (4,249)     (5,222)
===============================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS              (5,137)      (4,897)          181     10,065          (402)       (826)
===============================================================================================================================
NET ASSETS:

     Beginning of Period                                71,193       76,090       125,691    115,626       162,686     163,512
                                                    ---------------------------------------------------------------------------
     END OF PERIOD                                     $66,056    $  71,193      $125,872   $125,691      $162,284    $162,686
===============================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                      $    11    $      11      $    (10)  $     --      $     21    $     21
===============================================================================================================================

 +  Amount rounds to less than one thousand.
(1) For share transactions, see Note 8 in Notes to Financial Statements.
(2) Commenced operations on May 1, 2001.
The accompanying notes are an integral part of the financial statements.

110 & 111   STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)      INTERMEDIATE FIXED          U.S. GOVERNMENT                  INCOME
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000) INCOME PORTFOLIO           BOND PORTFOLIO                 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                      05/01/02     05/01/01      05/01/02     05/01/01      05/01/02      05/01/01
                                                   to 10/31/02  to 04/30/02   to 10/31/02  to 04/30/02   to 10/31/02   to 04/30/02
                                                   -----------  -----------   -----------  -----------   -----------   -----------
OPERATIONS:
     Net Investment Income (Loss)                      $ 2,895      $ 6,774       $ 2,438    $   6,243      $  6,172     $  17,964
                                                   ---------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments             1,628       (1,669)          523       (1,898)        3,213           595
                                                   ---------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                 4,853        1,671         2,992        2,437         5,271         3,291
                                                   ---------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          9,376        6,776         5,953        6,782        14,656        21,850
====================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                     (2,895)      (6,779)       (2,347)      (6,074)       (5,880)      (17,378)
                                                   ---------------------------------------------------------------------------------
         Class A Shares                                     --           --           (92)        (162)         (263)         (534)
                                                   ---------------------------------------------------------------------------------
         Class B Shares                                     --           --            --           --           (30)          (47)
                                                   ---------------------------------------------------------------------------------
     Net Capital Gains

         Institutional Class Shares                         --          (64)           --           --            --          (576)
                                                   ---------------------------------------------------------------------------------
         Class A Shares                                     --           --            --           --            --           (18)
                                                   ---------------------------------------------------------------------------------
         Class B Shares                                     --           --            --           --            --            (2)
                                                   ---------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                (2,895)      (6,843)       (2,439)      (6,236)       (6,173)      (18,555)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                   7,763       21,567         5,551       12,221        22,807        37,445
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       485        1,397           475        1,526         2,679        11,581
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                               (16,878)     (22,193)      (11,474)     (41,045)      (40,386)     (160,519)
                                                   ---------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                       (8,630)         771        (5,448)     (27,298)      (14,900)     (111,493)
====================================================================================================================================
     Class A Shares:

         Shares Issued                                      --           --         3,868        2,263         3,168         4,892
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --            61          134           184           463
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                    --           --        (3,499)      (1,247)       (2,696)       (2,926)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                           --           --           430        1,150           656         2,429
====================================================================================================================================
     Class B Shares:

         Shares Issued                                      --           --            --           --           444           757
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        --           --            --           --            23            45
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                    --           --            --           --          (129)          (83)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           --           --            --           --           338           719
====================================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                           (8,630)         771        (5,018)     (26,148)      (13,906)     (108,345)
====================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS              (2,149)         704        (1,504)     (25,602)       (5,423)     (105,050)
====================================================================================================================================
NET ASSETS:

     Beginning of Period                               130,235      129,531       104,972      130,574       276,682       381,732
                                                   ---------------------------------------------------------------------------------
     END OF PERIOD                                    $128,086     $130,235      $103,468     $104,972      $271,259     $ 276,682
====================================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                     $      9     $      9      $     48     $     49      $     40     $      42
====================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)            BALANCED                EQUITY INCOME             VALUE EQUITY
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000)      PORTFOLIO                  PORTFOLIO                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                        05/01/02      05/01/01     05/01/02     05/01/01     05/01/02     05/01/01
                                                     to 10/31/02   to 04/30/02  to 10/31/02  to 04/30/02  to 10/31/02  to 04/30/02
                                                     -----------   -----------  -----------  -----------  -----------  -----------
OPERATIONS:
     Net Investment Income (Loss)                        $ 2,511       $ 6,063    $    606      $ 1,178        $ 752   $      961
                                                   --------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments             (26,415)      (25,352)     (2,743)       2,359       (4,747)       6,462
                                                   --------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                 (15,548)      (11,934)    (14,140)      (9,569)     (52,735)     (36,701)
                                                   --------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          (39,452)      (31,223)    (16,277)      (6,032)     (56,730)     (29,278)
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                       (2,201)       (5,385)       (574)      (1,115)        (657)      (1,005)
                                                   --------------------------------------------------------------------------------
         Class A Shares                                     (287)         (785)        (32)         (66)          (7)         (17)
                                                   --------------------------------------------------------------------------------
         Class B Shares                                      (59)         (168)         --           --           --           --
                                                   --------------------------------------------------------------------------------
     Net Capital Gains

         Institutional Class Shares                           --            --          --         (333)          --      (20,266)
                                                   --------------------------------------------------------------------------------
         Class A Shares                                       --            --          --          (21)          --         (483)
                                                   --------------------------------------------------------------------------------
         Class B Shares                                       --            --          --           --           --          (77)
                                                   --------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                  (2,547)       (6,338)       (606)      (1,535)        (664)     (21,848)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                     9,681        16,678       5,834        8,422       11,359       27,523
                                                   --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       2,187         5,354          21          351          220       14,913
                                                   --------------------------------------------------------------------------------
         Shares Redeemed                                 (20,623)      (42,979)     (4,037)      (8,272)     (22,361)     (57,733)
                                                   --------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                         (8,755)      (20,947)      1,818          501      (10,782)     (15,297)
===================================================================================================================================
     Class A Shares:

         Shares Issued                                     1,149         6,799       1,099        2,220          479        1,663
                                                   --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         281           764          28           82            6          376
                                                   --------------------------------------------------------------------------------
         Shares Redeemed                                  (4,343)       (7,181)       (839)        (954)      (1,130)      (1,830)
                                                   --------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                         (2,913)          382         288        1,348         (645)         209
===================================================================================================================================
     Class B Shares:

         Shares Issued                                       553         2,445          --           --          116          456
                                                   --------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions          58           166          --           --           --           77
                                                   --------------------------------------------------------------------------------
         Shares Redeemed                                  (1,449)       (1,816)         --           --         (117)         (67)
                                                   --------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           (838)          795          --           --           (1)         466
===================================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            (12,506)      (19,770)      2,106        1,849      (11,428)     (14,622)
===================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS               (54,505)      (57,331)    (14,777)      (5,718)     (68,822)     (65,748)
===================================================================================================================================
NET ASSETS:

     Beginning of Period                                 301,958       359,289      77,141       82,859      252,803      318,551
                                                   --------------------------------------------------------------------------------
     END OF PERIOD                                      $247,453      $301,958     $62,364      $77,141     $183,981    $ 252,803
===================================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                       $    354      $    390     $   (37)     $    --     $    105    $      17
===================================================================================================================================

------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)       EQUITY INDEX                BLUE CHIP
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000)   PORTFOLIO             EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                      05/01/02    05/01/01       05/01/02    05/01/01
                                                   to 10/31/02 to 04/30/02    to 10/31/02 to 04/30/02
                                                   ----------- -----------    ----------- -----------
OPERATIONS:
     Net Investment Income (Loss)                       $  670  $   1,106        $  464      $  489
                                                   ---------------------------------------------------
     Net Realized Gain (Loss) on Investments            (4,750)    (5,962)      (33,361)     (7,596)
                                                   ---------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments               (13,573)    (9,100)      (27,794)    (56,779)
                                                   ---------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                        (17,653)   (13,956)      (60,691)    (63,886)
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                       (607)    (1,034)         (369)       (463)
                                                   ---------------------------------------------------
         Class A Shares                                    (30)       (74)           (6)        (71)
                                                   ---------------------------------------------------
         Class B Shares                                     --         --            --          --
                                                   ---------------------------------------------------
     Net Capital Gains

         Institutional Class Shares                         --         --            --          --
                                                   ---------------------------------------------------
         Class A Shares                                     --         --            --          --
                                                   ---------------------------------------------------
         Class B Shares                                     --         --            --          --
                                                   ---------------------------------------------------
     TOTAL DISTRIBUTIONS                                  (637)    (1,108)         (375)       (534)
======================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                  14,824     27,108        12,897      55,009
                                                   ---------------------------------------------------
         Shares Issued in Lieu of Cash Distribution        418        785           148         183
                                                   ---------------------------------------------------
         Shares Redeemed                               (10,113)   (19,095)      (16,546)    (34,266)
                                                   ---------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
     TRANSACTIONS                                        5,129      8,798        (3,501)     20,926
======================================================================================================
     Class A Shares:

         Shares Issued                                     489      1,042         1,531      10,240
                                                   ---------------------------------------------------
         Shares Issued in Lieu of Cash Distribution         21         52             6          68
                                                   ---------------------------------------------------
         Shares Redeemed                                  (555)    (1,387)       (5,641)    (11,620)
                                                   ---------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                          (45)      (293)       (4,104)     (1,312)
======================================================================================================
     Class B Shares:

         Shares Issued                                      --         --           431       2,491
                                                   ---------------------------------------------------
         Shares Issued in Lieu of Cash Distribution         --         --            --          --
                                                   ---------------------------------------------------
         Shares Redeemed                                    --         --        (1,116)     (1,251)
                                                   ---------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           --         --          (685)      1,240
======================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                            5,084      8,505        (8,290)     20,854
======================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS             (13,206)    (6,559)      (69,356)    (43,566)
======================================================================================================
NET ASSETS:

     Beginning of Period                               103,196    109,755       274,258     317,824
                                                   ---------------------------------------------------
     END OF PERIOD                                     $89,990   $103,196      $204,902    $274,258
======================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS)                      $    95   $     65      $    148    $     59
======================================================================================================

(1)For share transactions, see Note 8 in Notes to Financial Statements. The accompanying notes are an integral part of the financial statements.

112 & 113   STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)           CAPITAL GROWTH                   MID-CAP
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000)        PORTFOLIO                EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                       05/01/02        05/01/01        05/01/02        05/01/01
                                                    to 10/31/02     to 04/30/02     to 10/31/02     to 04/30/02
                                                    -----------     -----------     -----------     -----------
OPERATIONS:
     Net Investment Income (Loss)                    $   (267)     $     (459)        $    13        $   (132)
                                                   ------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments          (27,284)        (39,485)         (7,167)        (11,910)
                                                   ------------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                           --              --              --              --
                                                   ------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments               (9,828)        (25,288)        (14,578)          7,800
                                                   ------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                           --              --              --              --
                                                   ------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                       (37,379)        (65,232)        (21,732)         (4,242)
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                        --              --             (46)             --
                                                   ------------------------------------------------------------------
         Class A Shares                                    --              --              --              --
                                                   ------------------------------------------------------------------
         Class B Shares                                    --              --              --              --
                                                   ------------------------------------------------------------------
     Return of Capital

         Institutional Class Shares                        --              --              --              --
                                                   ------------------------------------------------------------------
         Class A Shares                                    --              --              --              --
                                                   ------------------------------------------------------------------
     Net Capital Gains

         Institutional Class Shares                        --              --              --              --
                                                   ------------------------------------------------------------------
         Class A Shares                                    --              --              --              --
                                                   ------------------------------------------------------------------
         Class B Shares                                    --              --              --              --
                                                   ------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                   --              --             (46)             --
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                  9,909          42,901           3,292          21,532
                                                   ------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --              18              --
                                                   ------------------------------------------------------------------
         Shares Redeemed                              (16,269)        (31,616)         (3,569)        (22,602)
                                                   ------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
           TRANSACTIONS                                (6,360)         11,285            (259)         (1,070)
=====================================================================================================================
     Class A Shares:

         Shares Issued                                    512           8,628             972           3,527
                                                   ------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --              --              --
                                                   ------------------------------------------------------------------
         Shares Redeemed                               (3,798)         (7,809)           (685)         (1,877)
                                                   ------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                      (3,286)            819             287           1,650
=====================================================================================================================
     Class B Shares:

         Shares Issued                                    201           2,055              --              --
                                                   ------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --              --              --
                                                   ------------------------------------------------------------------
         Shares Redeemed                                 (949)         (1,557)             --              --
                                                   ------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                        (748)            498              --              --
=====================================================================================================================
     Class C Shares:

         Shares Issued                                     --              --              --              --
                                                   ------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --              --              --
                                                   ------------------------------------------------------------------
         Shares Redeemed                                   --              --              --              --
                                                   ------------------------------------------------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                          --              --              --              --
=====================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                         (10,394)         12,602              28             580
=====================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS            (47,773)        (52,630)        (21,750)         (3,662)
=====================================================================================================================
NET ASSETS:

     Beginning of Period                              184,148         236,778          96,144          99,806
                                                   ------------------------------------------------------------------
     END OF PERIOD                                   $136,375        $184,148         $74,394         $96,144
=====================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME                           $     --        $   (502)        $     3         $    --
=====================================================================================================================


-----------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)             SMALL-CAP                INTERNATIONAL EQUITY
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000)    EQUITY PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                       05/01/02        05/01/01         05/01/02        05/01/01
                                                    to 10/31/02     to 04/30/02      to 10/31/02     to 04/30/02
                                                    -----------     -----------      -----------     -----------
OPERATIONS:
     Net Investment Income (Loss)                    $   (339)      $    (474)         $   113       $     104
                                                  ---------------------------------------------------------------
     Net Realized Gain (Loss) on Investments          (16,133)         (3,204)          (5,188)         (7,434)
                                                  ---------------------------------------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                           --              --             (184)            485
                                                  ---------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments              (31,014)         10,616           (1,985)          1,949
                                                  ---------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                           --              --               93            (187)
                                                  ---------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                       (47,486)          6,938           (7,151)         (5,083)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                        --             (30)              --             (53)
                                                  ---------------------------------------------------------------
         Class A Shares                                    --              --               --              (6)
                                                  ---------------------------------------------------------------
         Class B Shares                                    --              --               --              --
                                                  ---------------------------------------------------------------
     Return of Capital

         Institutional Class Shares                        --              --               --              --
                                                  ---------------------------------------------------------------
         Class A Shares                                    --              --               --              --
                                                  ---------------------------------------------------------------
     Net Capital Gains

         Institutional Class Shares                                 --              --               --              --
                                                  ---------------------------------------------------------------
         Class A Shares                                    --              --               --              --
                                                  ---------------------------------------------------------------
         Class B Shares                                    --              --               --              --
                                                  ---------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                   --             (30)              --             (59)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                 15,693          39,076            9,629           4,410
                                                  ---------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              25               --              32
                                                  ---------------------------------------------------------------
         Shares Redeemed                               (8,986)        (44,977)          (9,046)         (8,715)
                                                  ---------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
           TRANSACTIONS                                 6,707          (5,876)             583          (4,273)
=================================================================================================================
     Class A Shares:

         Shares Issued                                 10,302          19,586           14,288           2,076
                                                  ---------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --               --               6
                                                  ---------------------------------------------------------------
         Shares Redeemed                               (8,188)        (13,415)         (15,121)         (3,334)
                                                  ---------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                       2,114           6,171             (833)         (1,252)
=================================================================================================================
     Class B Shares:

         Shares Issued                                  1,109             665               --              --
                                                  ---------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --               --              --
                                                  ---------------------------------------------------------------
         Shares Redeemed                                  (85)            (14)              --              --
                                                  ---------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                       1,024             651               --              --
=================================================================================================================
     Class C Shares:

         Shares Issued                                     --              --               --              --
                                                  ---------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       --              --               --              --
                                                  ---------------------------------------------------------------
         Shares Redeemed                                   --              --               --              --
                                                  ---------------------------------------------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                          --              --               --              --
=================================================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                           9,845             946             (250)         (5,525)
=================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS            (37,641)          7,854           (7,401)        (10,667)
=================================================================================================================
NET ASSETS:

     Beginning of Period                              158,327         150,473           32,410          43,077
                                                  ---------------------------------------------------------------
     END OF PERIOD                                   $120,686        $158,327          $25,009         $32,410
=================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME                           $     --        $     --          $   545         $   432
=================================================================================================================


---------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)        EMERGING MARKETS
 OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED) (000)    EQUITY PORTFOLIO
---------------------------------------------------------------------------------
                                                         05/01/02      05/01/01
                                                      to 10/31/02   to 04/30/02
                                                      -----------   -----------
OPERATIONS:
     Net Investment Income (Loss)                       $    (8)      $    10
                                                   ------------------------------
     Net Realized Gain (Loss) on Investments               (455)       (1,042)
                                                   ------------------------------
     Net Realized Gain (Loss) on Foreign
           Currency Transactions                             (6)          (31)
                                                   ------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments                   (669)        1,512
                                                   ------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Foreign
           Currency Transactions                             --+           (7)
                                                   ------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS                          (1,138)          442
=================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:

     Net Investment Income

         Institutional Class Shares                          --            --
                                                   ------------------------------
         Class A Shares                                      --           (26)
                                                   ------------------------------
         Class B Shares                                      --            --
                                                   ------------------------------
     Return of Capital

         Institutional Class Shares                          --            --
                                                   ------------------------------
         Class A Shares                                      --            --
                                                   ------------------------------
     Net Capital Gains

         Institutional Class Shares                          --            --
                                                   ------------------------------
         Class A Shares                                      --            --
                                                   ------------------------------
         Class B Shares                                      --            --
                                                   ------------------------------
     TOTAL DISTRIBUTIONS                                     --           (26)
=================================================================================
CAPITAL SHARE TRANSACTIONS(1):

     Institutional Class Shares:

         Shares Issued                                       --            --
                                                   ------------------------------
         Shares Issued in Lieu of Cash Distributions         --            --
                                                   ------------------------------
         Shares Redeemed                                     --            --
                                                   ------------------------------
     TOTAL INSTITUTIONAL CLASS SHARE
           TRANSACTIONS                                      --            --
=================================================================================
     Class A Shares:

         Shares Issued                                    1,046         2,070
                                                   ------------------------------
         Shares Issued in Lieu of Cash Distributions         --            22
                                                   ------------------------------
         Shares Redeemed                                 (1,480)       (3,348)
                                                   ------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                          (434)       (1,256)
=================================================================================
     Class B Shares:

         Shares Issued                                       --            --
                                                   ------------------------------
         Shares Issued in Lieu of Cash Distributions         --            --
                                                   ------------------------------
         Shares Redeemed                                     --            --
                                                   ------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                            --            --
=================================================================================
     Class C Shares:

         Shares Issued                                       --            --
                                                   ------------------------------
         Shares Issued in Lieu of Cash Distributions         --            --
                                                   ------------------------------
         Shares Redeemed                                     --            --
                                                   ------------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                            --            --
=================================================================================
     INCREASE (DECREASE) IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                              (434)       (1,256)
=================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS               (1,572)         (840)
=================================================================================
NET ASSETS:

     Beginning of Period                                  6,406         7,246
                                                   ------------------------------
     END OF PERIOD                                      $ 4,834        $6,406
=================================================================================
     ACCUMULATED UNDISTRIBUTED
     (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME                              $   (13)       $   --
=================================================================================

(1) For share transactions, see Note 8 in Notes to Financial Statements.
+   Amount rounds to less than one thousand.
The accompanying notes are an integral part of the financial statements.

114   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                   REALIZED                                                                          RATIO OF NET
            NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF  INVESTMENT
             VALUE,       NET      UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS   EXPENSES    INCOME
            BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF    TO AVERAGE TO AVERAGE
            OF PERIOD   INCOME   ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000) NET ASSETS NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.68%++ $  259,619     0.49%*     1.35%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.03        --           (0.03)       --          1.00      2.59       249,882     0.46       2.53
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05        --           (0.05)       --          1.00      5.58       259,145     0.47       5.44
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      4.73       278,568     0.45       4.63
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04        --           (0.04)       --          1.00      4.58       289,930     0.45       4.47
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.08       262,687     0.40       4.96
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.56%++  $  22,935     0.73%*     1.11%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      2.35        22,394     0.69       2.28
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05        --           (0.05)       --          1.00      5.34        21,587     0.70       5.19
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.04        --           (0.04)       --          1.00      4.49        18,618     0.68       4.34
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04        --           (0.04)       --          1.00      4.33        19,632     0.69       4.31
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      4.77        35,302     0.70       4.66
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL II CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.65%++ $  192,535     0.57%*     1.27%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      2.51       153,883     0.53       2.43
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05        --           (0.05)       --          1.00      5.50       109,910     0.54       5.34
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      4.66       129,378     0.52       4.58
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.04        --           (0.04)       --          1.00      4.53       139,253     0.50       4.39
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      4.99        94,844     0.48       4.88
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.75%++ $1,197,491     0.43%*     1.49%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.03        --           (0.03)       --          1.00      2.63     1,327,751     0.42       2.56
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      6.00     1,243,512     0.40       5.82
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      5.16     1,414,772     0.41       5.05
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      5.00     1,428,064     0.40       4.86
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.42     1,285,840     0.35       5.29
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.63%++ $   97,620     0.66%*     1.25%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      2.39        79,396     0.65       2.46
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      5.75       119,725     0.63       5.62
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      4.92       120,578     0.64       4.85
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      4.75       104,037     0.64       4.62
----------------------------------------------------------------------------------------------------------------------------------
  1998(1)      1.00       0.04        --           (0.04)       --          1.00      5.19++      78,265     0.67*      4.98*
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL II CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.72%++ $  324,638     0.50%*     1.41%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      2.55       262,495     0.49       2.35
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      5.92       166,335     0.47       5.69
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      5.08        84,503     0.48       4.91
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      4.95       142,144     0.45       4.76
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.33        91,629     0.44       5.21
----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.80%++ $1,082,523     0.41%*     1.59%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.03        --           (0.03)       --          1.00      2.78       928,089     0.40       2.56
----------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      6.17       583,964     0.38       5.97
----------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      5.37       509,229     0.38       5.25
----------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      5.17       527,132     0.38       5.01
----------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.55       226,439     0.33       5.41
----------------------------------------------------------------------------------------------------------------------------------


               RATIO
            OF EXPENSES
            TO AVERAGE
            NET ASSETS
            (EXCLUDING
             WAIVERS)
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS SHARES
  2002#          0.56%*
---------------------------
  2002           0.58
---------------------------
  2001           0.60
---------------------------
  2000           0.58
---------------------------
  1999           0.59
---------------------------
  1998           0.48
---------------------------

CLASS A SHARES
  2002#          0.93%*
---------------------------
  2002           0.84
---------------------------
  2001           0.85
---------------------------
  2000           0.83
---------------------------
  1999           0.84
---------------------------
  1998           0.85
---------------------------

INSTITUTIONAL II CLASS SHARES
  2002#          0.57%*
---------------------------
  2002           0.59
---------------------------
  2001           0.60
---------------------------
  2000           0.58
---------------------------
  1999           0.56
---------------------------
  1998           0.54
---------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          0.56%*
---------------------------
  2002           0.60
---------------------------
  2001           0.58
---------------------------
  2000           0.59
---------------------------
  1999           0.59
---------------------------
  1998           0.49
---------------------------

CLASS A SHARES
  2002#          0.83%*
---------------------------
  2002           0.85
---------------------------
  2001           0.83
---------------------------
  2000           0.84
---------------------------
  1999           0.84
---------------------------
  1998(1)        0.87*
---------------------------

INSTITUTIONAL II CLASS SHARES
  2002#          0.56%*
---------------------------
  2002           0.60
---------------------------
  2001           0.58
---------------------------
  2000           0.59
---------------------------
  1999           0.56
---------------------------
  1998           0.55
---------------------------

MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          0.56%*
---------------------------
  2002           0.60
---------------------------
  2001           0.58
---------------------------
  2000           0.58
---------------------------
  1999           0.60
---------------------------
  1998           0.50
---------------------------

  #  For the six month period ended October 31, 2002.
 ++  Not Annualized.
  ^  Amount rounds to less than $0.01.
 *   Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(1)  Commenced operations on July 7, 1997.
(2)  Commenced operations on January 22, 1999.
(3)  Commenced operations on May 1, 2001.
(4)  Commenced operations on May 11, 2001.
The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 115

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                   REALIZED                                                                          RATIO OF NET
            NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF  INVESTMENT
             VALUE,       NET      UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS   EXPENSES    INCOME
            BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF    TO AVERAGE TO AVERAGE
            OF PERIOD   INCOME   ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000) NET ASSETS NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (CONTINUED)
CLASS A SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.69%++   $229,764     0.64%*     1.36%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.03        --           (0.03)       --          1.00      2.55       259,095     0.62       2.54
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      5.93       296,748     0.61       5.75
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      5.13       251,140     0.61       5.02
---------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      4.91       246,496     0.62       4.79
---------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.25       188,048     0.62       5.13
---------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $1.00         --^       --              --^       --         $1.00      0.34%++   $    216     1.33%*     0.66%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      1.85           156     1.32       1.64
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.05        --           (0.05)       --          1.00      5.21           105     1.30       4.80
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.04        --           (0.04)       --          1.00      4.41            23     1.31       4.39
---------------------------------------------------------------------------------------------------------------------------------
  1999(2)      1.00       0.01        --           (0.01)       --          1.00      3.86++          22     1.30*      3.76*
---------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL II CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.77%++   $392,918     0.48%*     1.53%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.03        --           (0.03)       --          1.00      2.71       458,401     0.46       2.67
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.06        --           (0.06)       --          1.00      6.09       365,787     0.45       5.86
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.05        --           (0.05)       --          1.00      5.30       300,562     0.45       5.20
---------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.05        --           (0.05)       --          1.00      5.11       229,046     0.43       4.97
---------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.05        --           (0.05)       --          1.00      5.47        82,293     0.41       5.33
---------------------------------------------------------------------------------------------------------------------------------

TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.57%++   $ 81,351     0.39%*     1.13%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      1.77        69,275     0.37       1.73
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.04        --           (0.04)       --          1.00      3.73        62,052     0.36       3.67
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.03        --           (0.03)       --          1.00      3.17        63,666     0.37       3.12
---------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.03        --           (0.03)       --          1.00      2.99        77,896     0.36       2.95
---------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.03        --           (0.03)       --          1.00      3.45        90,446     0.32       3.39
---------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $1.00         --^       --              --^       --         $1.00      0.45%++   $ 41,512     0.62%*     0.90%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      1.54        49,232     0.60       1.49
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.03        --           (0.03)       --          1.00      3.50        38,358     0.59       3.46
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.03        --           (0.03)       --          1.00      2.94        45,970     0.60       2.90
---------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.03        --           (0.03)       --          1.00      2.74        33,509     0.60       2.66
---------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.03        --           (0.03)       --          1.00      3.16        25,144     0.61       3.11
---------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL II CLASS SHARES
  2002#       $1.00       0.01        --            (0.01)      --         $1.00      0.53%++   $ 46,591     0.46%*     1.05%*
---------------------------------------------------------------------------------------------------------------------------------
  2002         1.00       0.02        --           (0.02)       --          1.00      1.70        32,358     0.44       1.74
---------------------------------------------------------------------------------------------------------------------------------
  2001         1.00       0.04        --           (0.04)       --          1.00      3.66        43,993     0.43       3.53
---------------------------------------------------------------------------------------------------------------------------------
  2000         1.00       0.03        --           (0.03)       --          1.00      3.10        35,256     0.44       3.04
---------------------------------------------------------------------------------------------------------------------------------
  1999         1.00       0.03        --           (0.03)       --          1.00      2.94        43,575     0.41       2.87
---------------------------------------------------------------------------------------------------------------------------------
  1998         1.00       0.03        --           (0.03)       --          1.00      3.37        29,474     0.40       3.31
---------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.52%++   $ 15,275     0.58%*     1.03%*
---------------------------------------------------------------------------------------------------------------------------------
  2002(3)      1.00       0.02        --           (0.02)       --          1.00      1.54++      24,051     0.57*      1.51*
---------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL II CLASS SHARES
  2002#       $1.00       0.01        --           (0.01)       --         $1.00      0.52%++    $ 2,347     0.58%*     1.01%*
---------------------------------------------------------------------------------------------------------------------------------
  2002(4)      1.00       0.01        --           (0.01)       --          1.00      1.46++       2,068     0.57*      1.45*
---------------------------------------------------------------------------------------------------------------------------------


               RATIO
            OF EXPENSES
            TO AVERAGE
            NET ASSETS
            (EXCLUDING
             WAIVERS)
----------------------------------
MONEY MARKET PORTFOLIO (CONTINUED)
CLASS A SHARES
  2002#         0.85%*
--------------------------
  2002          0.85
--------------------------
  2001          0.83
--------------------------
  2000          0.83
--------------------------
  1999          0.85
--------------------------
  1998          0.85
--------------------------

CLASS B SHARES
  2002#        10.50%*
--------------------------
  2002          1.45
--------------------------
  2001          1.43
--------------------------
  2000          1.44
--------------------------
  1999(2)       1.44*
--------------------------

INSTITUTIONAL II CLASS SHARES
  2002#         0.56%*
--------------------------
  2002          0.60
--------------------------
  2001          0.58
--------------------------
  2000          0.58
--------------------------
  1999          0.57
--------------------------
  1998          0.55
--------------------------

TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.61%*
--------------------------
  2002          0.61
--------------------------
  2001          0.59
--------------------------
  2000          0.60
--------------------------
  1999          0.60
--------------------------
  1998          0.51
--------------------------

CLASS A SHARES
  2002#         0.92%*
--------------------------
  2002          0.86
--------------------------
  2001          0.84
--------------------------
  2000          0.85
--------------------------
  1999          0.85
--------------------------
  1998          0.86
--------------------------

INSTITUTIONAL II CLASS SHARES
  2002#         0.61%*
--------------------------
  2002          0.61
--------------------------
  2001          0.59
--------------------------
  2000          0.60
--------------------------
  1999          0.57
--------------------------
  1998          0.56
--------------------------

PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.95%*
--------------------------
  2002(3)       0.76*
--------------------------


INSTITUTIONAL II CLASS SHARES
  2002#         1.27%*
--------------------------
  2002(4)       0.86*
--------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

116   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                   REALIZED                                                                          RATIO OF NET
            NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF  INVESTMENT
             VALUE,       NET      UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS   EXPENSES    INCOME
            BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF    TO AVERAGE TO AVERAGE
            OF PERIOD   INCOME   ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000) NET ASSETS NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TREASURY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $10.31    0.17         0.16         (0.17)       --          $10.47     3.26%++   $ 47,246      0.67%*     3.30%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         10.18    0.44         0.13         (0.44)       --           10.31     5.71        36,404      0.63       4.30
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.86    0.49         0.32         (0.49)       --           10.18     8.45        35,215      0.64       4.93
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.03    0.46        (0.15)        (0.46)       (0.02)        9.86     3.11        34,877      0.64       4.60
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.05    0.48         0.03         (0.48)       (0.05)       10.03     5.24        34,088      0.63       4.79
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.96    0.53         0.10         (0.53)       (0.01)       10.05     6.48        24,929      0.55       5.26
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $10.30    0.16         0.17         (0.16)       --          $10.47     3.24%++   $ 10,490      0.91%*     3.05%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         10.17    0.42         0.13         (0.42)       --           10.30     5.51         8,365      0.82       4.11
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.85    0.47         0.32         (0.47)       --           10.17     8.24         8,860      0.83       4.74
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.03    0.44        (0.16)        (0.44)       (0.02)        9.85     2.80         9,804      0.82       4.39
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.05    0.47         0.03         (0.47)       (0.05)       10.03     5.04        14,006      0.82       4.61
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.96    0.52         0.09         (0.51)       (0.01)       10.05     6.23        14,410      0.78       5.02
----------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 9.80    0.19         0.17         (0.19)       --          $ 9.97     3.67%++   $ 66,056      1.00%*     3.74%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.99    0.45        (0.19)        (0.45)       --            9.80     2.65        71,193      0.97       4.54
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.63    0.55         0.36         (0.55)       --            9.99     9.70        76,090      0.97       5.52
----------------------------------------------------------------------------------------------------------------------------------
  2000          9.94    0.50        (0.30)        (0.50)       (0.01)        9.63     2.01        92,185      0.97       5.09
----------------------------------------------------------------------------------------------------------------------------------
  1999          9.95    0.51        (0.01)        (0.51)       --            9.94     5.15       111,127      0.97       5.14
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.96    0.09        (0.01)        (0.09)       --            9.95     0.82++     131,669      0.97*      5.14*
----------------------------------------------------------------------------------------------------------------------------------
  1998+++       9.95    0.57         0.01         (0.57)       --            9.96     5.98       133,544      0.82       5.78
----------------------------------------------------------------------------------------------------------------------------------

MARYLAND TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $10.09    0.21         0.22         (0.21)       --          $10.31     4.31%++   $100,237      0.84%*     4.09%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.91    0.43         0.18         (0.43)       --           10.09     6.27        97,759      0.81       4.29
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.48    0.44         0.43         (0.44)       --            9.91     9.34        90,210      0.81       4.50
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.21    0.44        (0.69)        (0.44)       (0.04)        9.48    (2.37)       87,845      0.81       4.57
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.14    0.45         0.14         (0.45)       (0.07)       10.21     5.86        95,046      0.76       4.35
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.87    0.47         0.33         (0.47)       (0.06)       10.14     8.15        83,215      0.68       4.62
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $10.08    0.20         0.22         (0.20)       --          $10.30     4.22%++   $ 24,190      1.02%*     3.92%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.90    0.42         0.18         (0.42)       --           10.08     6.13        26,666      0.94       4.16
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.48    0.43         0.42         (0.43)       --            9.90     9.09        24,671      0.94       4.38
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.21    0.43        (0.69)        (0.43)       (0.04)        9.48    (2.50)       25,924      0.94       4.43
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.14    0.43         0.14         (0.43)       (0.07)       10.21     5.69        32,395      0.93       4.18
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.87    0.44         0.34         (0.45)       (0.06)       10.14     7.91        25,283      0.90       4.39
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $10.09    0.17         0.22         (0.17)       --          $10.31     3.85%++   $  1,445      1.72%*     3.20%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.91    0.35         0.18         (0.35)       --           10.09     5.37         1,266      1.69       3.40
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.48    0.36         0.43         (0.36)       --            9.91     8.47           745      1.69       3.57
----------------------------------------------------------------------------------------------------------------------------------
  2000(1)       9.75    1.51        (0.23)        (1.51)       (0.04)        9.48    13.17++          50      1.68*      3.82*
----------------------------------------------------------------------------------------------------------------------------------


                RATIO
             OF EXPENSES
             TO AVERAGE
             NET ASSETS    PORTFOLIO
             (EXCLUDING    TURNOVER
              WAIVERS)       RATE
------------------------------------
SHORT-TERM TREASURY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.80%*       6.24%
-------------------------------------
  2002          0.75        65.56
-------------------------------------
  2001          0.73        80.00
-------------------------------------
  2000          0.73        80.49
-------------------------------------
  1999          0.72        70.64
-------------------------------------
  1998          0.60       124.24
-------------------------------------

CLASS A SHARES
  2002#         1.40%*       6.24%
-------------------------------------
  2002          1.15        65.56
-------------------------------------
  2001          1.13        80.00
-------------------------------------
  2000          1.12        80.49
-------------------------------------
  1999          1.12        70.64
-------------------------------------
  1998          1.07       124.24
-------------------------------------


SHORT-TERM BOND PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         1.15%*     127.78%
-------------------------------------
  2002          1.13        79.12
-------------------------------------
  2001          1.11       107.45
-------------------------------------
  2000          1.11        65.58
-------------------------------------
  1999          1.11        91.22
-------------------------------------
  1998          1.16*      108.18
-------------------------------------
  1998+++       1.01       135.00
-------------------------------------

MARYLAND TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         1.01%*      12.16%
-------------------------------------
  2002          1.01         8.72
-------------------------------------
  2001          1.00        28.94
-------------------------------------
  2000          1.00        24.29
-------------------------------------
  1999          0.99        30.83
-------------------------------------
  1998          0.77        22.40
-------------------------------------

CLASS A SHARES
  2002#         1.39%*      12.16%
-------------------------------------
  2002          1.31         8.72
-------------------------------------
  2001          1.30        28.94
-------------------------------------
  2000          1.30        24.29
-------------------------------------
  1999          1.29        30.83
-------------------------------------
  1998          1.15        22.40
-------------------------------------

CLASS B SHARES
  2002#         3.02%*      12.16%
-------------------------------------
  2002          1.86         8.72
-------------------------------------
  2001          1.85        28.94
-------------------------------------
  2000(1)       1.85*       24.29
-------------------------------------

  #  For the six month period ended October 31, 2002.
 ++  Not Annualized.
+++  Period ended February 28.
 ^   Amount rounds to less than $0.01.
 *   Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(1)  Commenced operations on September 1, 1999.
(2)  Commenced operations on March 23, 1998.
(3)  Commenced operations on April 1, 1998.
The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 117

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                   REALIZED                                                                          RATIO OF NET
            NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF  INVESTMENT
             VALUE,       NET      UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS   EXPENSES    INCOME
            BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF    TO AVERAGE TO AVERAGE
            OF PERIOD   INCOME   ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000) NET ASSETS NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $10.08    0.21          0.24       (0.21)         --        $10.32      4.46%++    $159,539       0.99%*     4.00%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.81    0.42          0.27       (0.42)         --         10.08      7.18        160,333       0.95       4.22
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.38    0.42          0.43       (0.42)         --          9.81      9.25        160,833       0.96       4.38
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.23    0.42         (0.81)      (0.42)         (0.04)      9.38     (3.88)       160,664       0.96       4.32
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.14    0.41          0.15       (0.41)         (0.06)     10.23      5.56        224,480       0.92       4.01
----------------------------------------------------------------------------------------------------------------------------------
  1998         10.28    0.07         (0.14)      (0.07)         --         10.14     (0.66)++     215,182       0.84*      3.84*
----------------------------------------------------------------------------------------------------------------------------------
  1998+++      10.09    0.40          0.19       (0.40)         --         10.28      6.68        195,322       0.80       4.43
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $10.07    0.20          0.24       (0.20)         --        $10.31      4.37%++     $ 2,393       1.17%*     3.82%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.80    0.41          0.27       (0.41)         --         10.07      7.03          2,177       1.09       4.08
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.38    0.41          0.42       (0.41)         --          9.80      8.99          2,603       1.09       4.24
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.22    0.40         (0.80)      (0.40)         (0.04)      9.38     (3.95)         3,036       1.09       4.23
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.13    0.39          0.15       (0.39)         (0.06)     10.22      5.39          3,820       1.10       3.84
----------------------------------------------------------------------------------------------------------------------------------
  1998(2)      10.26    0.04         (0.13)      (0.04)         --         10.13     (0.94)++       2,577       1.01*      3.72*
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $10.09    0.16          0.24       (0.16)         --        $10.33      4.00%++     $   352       1.84%*     3.08%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.82    0.34          0.27       (0.34)         --         10.09      6.26            176       1.84       3.33
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.39    0.34          0.43       (0.34)         --          9.82      8.30             76       1.84       3.52
----------------------------------------------------------------------------------------------------------------------------------
  2000(1)       9.71    1.20         (0.28)      (1.20)         (0.04)      9.39      9.37++          188       1.84*      3.63*
----------------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 9.84    0.22          0.50       (0.22)         --        $10.34      7.43%++    $128,086       0.84%*     4.41%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.85    0.51         (0.01)      (0.51)         --^         9.84      5.18        130,235       0.82       5.11
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.42    0.55          0.43       (0.55)         --          9.85     10.72        129,531       0.80       5.75
----------------------------------------------------------------------------------------------------------------------------------
  2000          9.93    0.53         (0.50)      (0.53)         (0.01)      9.42      0.32        114,554       0.81       5.52
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.00    0.55         (0.02)      (0.55)         (0.05)      9.93      5.40        100,419       0.77       5.49
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.80    0.60          0.23       (0.60)         (0.03)     10.00      8.65         84,328       0.69       6.02
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT BOND PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 9.75    0.23          0.33       (0.23)         --        $10.08      5.80%++    $ 99,225       0.99%*     4.61%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.72    0.51          0.03       (0.51)         --          9.75      5.65        101,291       0.96       5.22
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.27    0.53          0.45       (0.53)         --          9.72     10.88        128,041       0.96       5.62
----------------------------------------------------------------------------------------------------------------------------------
  2000          9.78    0.51         (0.51)      (0.51)         --          9.27      0.04        166,837       0.96       5.38
----------------------------------------------------------------------------------------------------------------------------------
  1999          9.85    0.54         (0.07)      (0.54)         --          9.78      4.82        255,329       0.93       5.43
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.85    0.10           --        (0.10)         --          9.85      1.02++      265,616       0.88*      6.04*
----------------------------------------------------------------------------------------------------------------------------------
  1998+++       9.82    0.67          0.03       (0.67)         --          9.85      7.40        264,565       0.79       6.88
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $ 9.76    0.22          0.34       (0.22)         --        $10.10      5.80%++    $  4,243       1.18%*     4.39%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.73    0.50          0.03       (0.50)         --          9.76      5.53          3,681       1.10       5.05
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.28    0.52          0.45       (0.52)         --          9.73     10.72          2,533       1.10       5.47
----------------------------------------------------------------------------------------------------------------------------------
  2000          9.79    0.50         (0.51)      (0.50)         --          9.28     (0.09)         2,375       1.10       5.26
----------------------------------------------------------------------------------------------------------------------------------
  1999          9.85    0.54         (0.06)      (0.54)         --          9.79      4.93          2,240       1.12       5.11
----------------------------------------------------------------------------------------------------------------------------------
  1998(3)       9.88    0.81         (0.03)      (0.81)         --          9.85      7.86++           30       1.05*      6.02*
----------------------------------------------------------------------------------------------------------------------------------

                RATIO
             OF EXPENSES
             TO AVERAGE
             NET ASSETS  PORTFOLIO
             (EXCLUDING  TURNOVER
              WAIVERS)     RATE
-----------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          1.00%*      6.51%
------------------------------------
  2002           1.00       16.15
------------------------------------
  2001           1.00       25.67
------------------------------------
  2000           1.00       30.92
------------------------------------
  1999           1.00       43.46
------------------------------------
  1998           0.91*       3.50
------------------------------------
  1998+++        1.00       57.00
------------------------------------

CLASS A SHARES
  2002#          2.03%*      6.51%
------------------------------------
  2002           1.30       16.15
------------------------------------
  2001           1.29       25.67
------------------------------------
  2000           1.29       30.92
------------------------------------
  1999           1.30       43.46
------------------------------------
  1998(2)        1.24*       3.50
------------------------------------

CLASS B SHARES
  2002#         7.61%*       6.51%
------------------------------------
  2002           1.85       16.15
------------------------------------
  2001           1.84       25.67
------------------------------------
  2000(1)        1.84*      30.92
------------------------------------

INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          0.95%*     112.92%
------------------------------------
  2002           0.97       83.47
------------------------------------
  2001           0.95       36.26
------------------------------------
  2000           0.96       29.28
------------------------------------
  1999           0.95       52.87
------------------------------------
  1998           0.87       41.63
------------------------------------

U.S. GOVERNMENT BOND PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          1.12%*     18.81%
------------------------------------
  2002           1.10       36.05
------------------------------------
  2001           1.09       36.75
------------------------------------
  2000           1.09        6.62
------------------------------------
  1999           1.10      102.27
------------------------------------
  1998           1.06*      13.77
------------------------------------
  1998+++        0.98      431.00
------------------------------------

CLASS A SHARES
  2002#         1.86%*      18.81%
------------------------------------
  2002           1.40       36.05
------------------------------------
  2001           1.40       36.75
------------------------------------
  2000           1.40        6.62
------------------------------------
  1999           1.41      102.27
------------------------------------
  1998(3)        1.33*      13.77
------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

118   FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                   REALIZED                                                                          RATIO OF NET
            NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF  INVESTMENT
             VALUE,       NET      UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS   EXPENSES    INCOME
            BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF    TO AVERAGE TO AVERAGE
            OF PERIOD   INCOME   ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000) NET ASSETS NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $10.03    0.23          0.31         (0.23)       --        $10.34     5.41%++     $256,955      0.85%*     4.43%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.96    0.54          0.08         (0.53)       (0.02)     10.03     6.33         263,802      0.83       5.32
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.51    0.60          0.45         (0.60)       --          9.96    11.28         372,036      0.82       6.09
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.08    0.56         (0.57)        (0.56)       --          9.51    (0.01)        343,260      0.82       5.82
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.25    0.59         (0.17)        (0.59)       --         10.08     4.22         356,482      0.78       5.77
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.82    0.61          0.43         (0.61)       --         10.25    10.84         322,304      0.73       6.05
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $10.16    0.22          0.31         (0.22)       --        $10.47     5.27%++     $ 12,494      1.03%*     4.24%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         10.08    0.54          0.09         (0.53)       (0.02)     10.16     6.30          11,459      0.96       5.13
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.62    0.58          0.47         (0.59)       --         10.08    11.19           8,991      0.95       5.97
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.20    0.56         (0.58)        (0.56)       --          9.62    (0.18)          5,830      0.95       5.67
----------------------------------------------------------------------------------------------------------------------------------
  1999         10.37    0.58         (0.16)        (0.59)       --         10.20     4.08           8,573      0.95       5.59
----------------------------------------------------------------------------------------------------------------------------------
  1998          9.94    0.58          0.44         (0.59)       --         10.37    10.47           6,889      0.95       5.82
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $10.03    0.18          0.31         (0.18)       --        $10.34     4.94%++      $ 1,810      1.73%*     3.53%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.96    0.45          0.09         (0.45)       (0.02)     10.03     5.44           1,421      1.71       4.35
----------------------------------------------------------------------------------------------------------------------------------
  2001          9.51    0.51          0.45         (0.51)       --          9.96    10.35             705      1.70       5.19
----------------------------------------------------------------------------------------------------------------------------------
  2000         10.08    0.48         (0.57)        (0.48)       --          9.51    (0.85)            429      1.71       4.97
----------------------------------------------------------------------------------------------------------------------------------
  1999(1)      10.40    0.35         (0.32)        (0.35)       --         10.08     0.35++           280      1.70*      4.71*
----------------------------------------------------------------------------------------------------------------------------------

BALANCED PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $12.91    0.11         (1.80)        (0.12)       --        $11.10   (13.13)%++    $205,311      0.94%*     1.92%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         14.47    0.26         (1.55)        (0.27)       --         12.91    (8.98)        248,726      0.91       1.88
----------------------------------------------------------------------------------------------------------------------------------
  2001         16.90    0.35         (1.48)        (0.35)       (0.95)     14.47    (6.93)        300,818      0.91       2.18
----------------------------------------------------------------------------------------------------------------------------------
  2000         14.64    0.28          2.90         (0.26)       (0.66)     16.90    22.39         348,332      0.90       1.95
----------------------------------------------------------------------------------------------------------------------------------
  1999         13.24    0.28          2.03         (0.28)       (0.63)     14.64    18.17         118,395      0.85       2.12
----------------------------------------------------------------------------------------------------------------------------------
  1998         11.43    0.30          3.04         (0.30)       (1.23)     13.24    30.95          96,858      0.79       2.44
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $12.86    0.11         (1.81)        (0.10)       --        $11.06   (13.24)%++    $ 30,965      1.10%*     1.76%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         14.40    0.24         (1.52)        (0.26)       --         12.86    (8.97)         39,276      1.01       1.78
----------------------------------------------------------------------------------------------------------------------------------
  2001         16.84    0.32         (1.48)        (0.33)       (0.95)     14.40    (7.06)         43,644      1.02       2.08
----------------------------------------------------------------------------------------------------------------------------------
  2000         14.59    0.28          2.88         (0.25)       (0.66)     16.84    22.26          43,098      1.01       1.84
----------------------------------------------------------------------------------------------------------------------------------
  1999         13.20    0.26          2.02         (0.26)       (0.63)     14.59    17.97          26,927      1.01       1.94
----------------------------------------------------------------------------------------------------------------------------------
  1998         11.40    0.27          3.04         (0.28)       (1.23)     13.20    30.67          15,074      1.02       2.20
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $12.84    0.06         (1.79)        (0.06)       --        $11.05   (13.51)%++    $ 11,177      1.80%*     1.06%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         14.38    0.14         (1.52)        (0.16)       --         12.84    (9.66)         13,956      1.76       1.03
----------------------------------------------------------------------------------------------------------------------------------
  2001         16.82    0.20         (1.47)        (0.22)       (0.95)     14.38    (7.78)         14,827      1.77       1.35
----------------------------------------------------------------------------------------------------------------------------------
  2000         14.60    0.16          2.87         (0.15)       (0.66)     16.82    21.32          10,991      1.77       1.10
----------------------------------------------------------------------------------------------------------------------------------
  1999(1)      12.58    0.16          2.67         (0.18)       (0.63)     14.60    23.13++         2,479      1.75*      0.99*
----------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIOquity Income Portfolio
INSTITUTIONAL CLASS SHARES
  2002#       $10.30    0.08         (2.24)        (0.08)       --        $ 8.06   (21.02)%++    $ 58,120      1.02%*     1.79%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         11.34    0.16         (0.99)        (0.16)       (0.05)     10.30    (7.34)         72,005      1.00       1.52
----------------------------------------------------------------------------------------------------------------------------------
  2001         12.00    0.20          0.42         (0.20)       (1.08)     11.34     5.42          78,666      0.99       1.70
----------------------------------------------------------------------------------------------------------------------------------
  2000         12.05    0.20          0.38         (0.20)       (0.43)     12.00     5.40          83,473      0.98       1.83
----------------------------------------------------------------------------------------------------------------------------------
  1999         12.52    0.25          0.22         (0.25)       (0.69)     12.05     4.17         101,104      0.91       2.10
----------------------------------------------------------------------------------------------------------------------------------
  1998         10.67    0.31          3.06         (0.31)       (1.21)     12.52    33.04         106,643      0.84       2.58
----------------------------------------------------------------------------------------------------------------------------------

                RATIO
             OF EXPENSES
             TO AVERAGE
             NET ASSETS  PORTFOLIO
             (EXCLUDING  TURNOVER
              WAIVERS)     RATE
-----------------------------------
INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.93%*     148.01%
-------------------------------------
  2002          0.96       142.61
-------------------------------------
  2001          0.94       339.82
-------------------------------------
  2000          0.94       328.20
-------------------------------------
  1999          0.94        50.41
-------------------------------------
  1998          0.77       154.87
-------------------------------------

CLASS A SHARES
  2002#         1.48%*     148.01%
-------------------------------------
  2002          1.26       142.61
-------------------------------------
  2001          1.24       339.82
-------------------------------------
  2000          1.24       328.20
-------------------------------------
  1999          1.24        50.41
-------------------------------------
  1998          1.16       154.87
-------------------------------------

CLASS B SHARES
  2002#         2.81%*     148.01%
-------------------------------------
  2002          1.80       142.61
-------------------------------------
  2001          1.79       339.82
-------------------------------------
  2000          1.80       328.20
-------------------------------------
  1999(1)       1.79*       50.41
-------------------------------------

BALANCED PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.98%*      37.41%
-------------------------------------
  2002          1.01        50.05
-------------------------------------
  2001          1.01        36.26
-------------------------------------
  2000          1.00        54.46
-------------------------------------
  1999          1.00        56.70
-------------------------------------
  1998          0.83        71.58
-------------------------------------

CLASS A SHARES
  2002#         1.62%*      37.41%
-------------------------------------
  2002          1.41        50.05
-------------------------------------
  2001          1.41        36.26
-------------------------------------
  2000          1.40        54.46
-------------------------------------
  1999          1.40        56.70
-------------------------------------
  1998          1.33        71.58
-------------------------------------

CLASS B SHARES
  2002#         2.18%*      37.41%
-------------------------------------
  2002          1.86        50.05
-------------------------------------
  2001          1.86        36.26
-------------------------------------
  2000          1.86        54.46
-------------------------------------
  1999(1)       1.84*       56.70
-------------------------------------

EQUITY INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         1.10%*      23.85%
-------------------------------------
  2002          1.08        42.83
-------------------------------------
  2001          1.06        21.41
-------------------------------------
  2000          1.05        41.43
-------------------------------------
  1999          1.04        56.03
-------------------------------------
  1998          0.97        39.88
-------------------------------------


  #  For the six month period ended October 31, 2002.
 ++  Not Annualized.
+++  Period ended February 28.
  *  Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(1)  Commenced operations on September 14, 1998.
(2)  Commenced operations on May 9, 1997.
(3)  Commenced operations on April 1, 1998.
(4)  Commenced operations on September 14, 1998.
(5)  Commenced operations on October 1, 1997.
(6)  Commenced operations on November 3, 1997.
The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 119

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                       REALIZED
            NET ASSET                     AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                         RATIO OF
             VALUE,        NET        UNREALIZED    FROM NET       FROM        VALUE,             NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT   GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL      END OF     TO AVERAGE
            OF PERIOD INCOME (LOSS) ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A) PERIOD (000)  NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (CONTINUED)
CLASS A SHARES
  2002#       $10.29      0.07         (2.24)         (0.06)      --           $ 8.06   (21.13)%++  $ 4,244       1.18%*
-------------------------------------------------------------------------------------------------------------------------
  2002         11.33      0.15         (0.99)         (0.15)      (0.05)        10.29    (7.43)       5,136       1.10
-------------------------------------------------------------------------------------------------------------------------
  2001         11.99      0.19          0.42          (0.19)      (1.08)        11.33     5.33        4,193       1.10
-------------------------------------------------------------------------------------------------------------------------
  2000         12.04      0.22          0.38          (0.22)      (0.43)        11.99     5.29        3,353       1.09
-------------------------------------------------------------------------------------------------------------------------
  1999         12.52      0.23          0.21          (0.23)      (0.69)        12.04     3.92        3,659       1.08
-------------------------------------------------------------------------------------------------------------------------
  1998(2)      11.01      0.28          2.73          (0.29)      (1.21)        12.52    28.73++      3,428       1.07*
-------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 9.44      0.03         (2.17)         (0.03)      --           $ 7.27   (22.71)%++ $179,164       1.23%*
-------------------------------------------------------------------------------------------------------------------------
  2002         11.30      0.04         (1.09)         (0.04)      (0.77)         9.44    (9.52)     245,727       1.21
-------------------------------------------------------------------------------------------------------------------------
  2001         14.11      0.02         (0.86)         (0.02)      (1.95)        11.30    (5.96)     310,803       1.20
-------------------------------------------------------------------------------------------------------------------------
  2000         15.22      0.26          1.40          (0.26)      (2.51)        14.11    10.87      428,675       1.20
-------------------------------------------------------------------------------------------------------------------------
  1999         14.59      0.08          1.36          (0.09)      (0.72)        15.22    10.48      536,827       1.14
-------------------------------------------------------------------------------------------------------------------------
  1998         14.00      0.01          0.62          (0.01)      (0.03)        14.59     4.51++    645,202       1.08*
-------------------------------------------------------------------------------------------------------------------------
  1998+++      11.91      0.15          3.45          (0.15)      (1.36)        14.00    31.64      577,154       1.00
-------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $ 9.43      0.02         (2.18)         (0.01)      --           $ 7.26   (22.88)%++  $ 3,942       1.38%*
-------------------------------------------------------------------------------------------------------------------------
  2002         11.28      0.02         (1.07)         (0.03)      (0.77)         9.43    (9.53)       5,935       1.31
-------------------------------------------------------------------------------------------------------------------------
  2001         14.10      0.01         (0.87)         (0.01)      (1.95)        11.28    (6.10)       6,890       1.30
-------------------------------------------------------------------------------------------------------------------------
  2000         15.22      0.14          1.40          (0.15)      (2.51)        14.10    10.72        7,516       1.32
-------------------------------------------------------------------------------------------------------------------------
  1999         14.60      0.05          1.36          (0.07)      (0.72)        15.22    10.29        3,553       1.31
-------------------------------------------------------------------------------------------------------------------------
  1998(3)      14.55        --          0.05          --          --            14.60     0.34++        227       1.26*
-------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $ 9.17     (0.01)        (2.11)         --          --           $ 7.05   (23.12)%++  $   875       2.08%*
-------------------------------------------------------------------------------------------------------------------------
  2002         11.05     (0.01)        (1.10)         --          (0.77)         9.17   (10.26)       1,141       2.06
-------------------------------------------------------------------------------------------------------------------------
  2001         13.94     (0.02)        (0.92)         --          (1.95)        11.05    (6.79)         858       2.05
-------------------------------------------------------------------------------------------------------------------------
  2000         15.16     (0.07)         1.36          --          (2.51)        13.94     9.93          583       2.07
-------------------------------------------------------------------------------------------------------------------------
  1999(4)      12.93      0.01          2.97          (0.03)      (0.72)        15.16    23.70++        164       2.07*
-------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 9.03      0.06         (1.58)         (0.06)      --           $ 7.45   (16.87)%++ $ 83,649       0.27%*
-------------------------------------------------------------------------------------------------------------------------
  2002         10.45      0.11         (1.42)         (0.11)      --             9.03   (12.59)      95,487       0.25
-------------------------------------------------------------------------------------------------------------------------
  2001         14.83      0.12         (1.77)         (0.13)      (2.60)        10.45   (12.34)     100,495       0.25
-------------------------------------------------------------------------------------------------------------------------
  2000         13.87      0.14          1.26          (0.14)      (0.30)        14.83    10.25      151,157       0.25
-------------------------------------------------------------------------------------------------------------------------
  1999         11.59      0.14          2.41          (0.14)      (0.13)        13.87    22.37       86,911       0.23
-------------------------------------------------------------------------------------------------------------------------
  1998(5)      10.00      0.08          1.58          (0.07)      --            11.59    16.71++     45,531       0.20*
-------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $ 9.00      0.05         (1.57)         (0.04)      --           $ 7.44   (16.94)%++ $  6,341       0.58%*
-------------------------------------------------------------------------------------------------------------------------
  2002         10.42      0.08         (1.42)         (0.08)      --             9.00   (12.85)       7,709       0.50
-------------------------------------------------------------------------------------------------------------------------
  2001         14.79      0.09         (1.77)         (0.09)      (2.60)        10.42   (12.51)       9,260       0.50
-------------------------------------------------------------------------------------------------------------------------
  2000         13.84      0.11          1.25          (0.11)      (0.30)        14.79     9.95        7,453       0.50
-------------------------------------------------------------------------------------------------------------------------
  1999         11.57      0.11          2.40          (0.11)      (0.13)        13.84    22.05        4,974       0.48
-------------------------------------------------------------------------------------------------------------------------
  1998(6)       9.78      0.06          1.80          (0.07)      --            11.57    19.08++      1,417       0.45*
-------------------------------------------------------------------------------------------------------------------------


                            RATIO
            RATIO OF NET OF EXPENSES
             INVESTMENT  TO AVERAGE
               INCOME    NET ASSETS  PORTFOLIO
             TO AVERAGE  (EXCLUDING  TURNOVER
             NET ASSETS   WAIVERS)     RATE
------------------------------------------------
EQUITY INCOME PORTFOLIO (CONTINUED)
CLASS A SHARES
  2002#         1.63%*      1.92%*      23.85%
------------------------------------------------
  2002          1.41        1.48        42.83
------------------------------------------------
  2001          1.62        1.46        21.41
------------------------------------------------
  2000          1.72        1.45        41.43
------------------------------------------------
  1999          1.93        1.44        56.03
------------------------------------------------
  1998(2)       2.39*       1.45*       39.88
------------------------------------------------

VALUE EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         0.72%*      1.34%*      18.25%
------------------------------------------------
  2002          0.34        1.35        21.81
------------------------------------------------
  2001          0.17        1.33         9.63
------------------------------------------------
  2000          0.16        1.34        25.00
------------------------------------------------
  1999          0.58        1.34        32.21
------------------------------------------------
  1998          0.65*       1.20*        4.34
------------------------------------------------
  1998+++       1.17        1.20        30.00
------------------------------------------------

CLASS A SHARES
  2002#         0.57%*      2.11%*      18.25%
------------------------------------------------
  2002          0.24        1.75        21.81
------------------------------------------------
  2001          0.06        1.73         9.63
------------------------------------------------
  2000         (0.01)       1.75        25.00
------------------------------------------------
  1999          0.29        1.74        32.21
------------------------------------------------
  1998(3)       0.62*       1.67*        4.34
------------------------------------------------

CLASS B SHARES
  2002#        (0.14)%*     3.82%*      18.25%
------------------------------------------------
  2002         (0.53)       2.20        21.81
------------------------------------------------
  2001         (0.69)       2.18         9.63
------------------------------------------------
  2000         (0.77)       2.20        25.00
------------------------------------------------
  1999(4)      (0.67)*      2.20*       32.21
------------------------------------------------

EQUITY INDEX PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         1.49%*      0.59%*      59.68%
------------------------------------------------
  2002          1.12        0.59        31.17
------------------------------------------------
  2001          0.94        0.56        44.36
------------------------------------------------
  2000          1.03        0.59        58.81
------------------------------------------------
  1999          1.20        0.61        34.04
------------------------------------------------
  1998(5)       1.43*       0.62*       49.56
------------------------------------------------

CLASS A SHARES
  2002#         1.18%*      1.33%*      59.68%
------------------------------------------------
  2002          0.87        0.99        31.17
------------------------------------------------
  2001          0.70        0.96        44.36
------------------------------------------------
  2000          0.78        0.99        58.81
------------------------------------------------
  1999          0.92        1.00        34.04
------------------------------------------------
  1998(6)       1.02*       1.08*       49.56
------------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

120   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                       REALIZED
            NET ASSET                     AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET                           RATIO OF
             VALUE,        NET        UNREALIZED    FROM NET       FROM        VALUE,               NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT   GAINS (LOSSES) INVESTMENT    CAPITAL        END      TOTAL        END OF     TO AVERAGE
            OF PERIOD INCOME (LOSS) ON INVESTMENTS   INCOME       GAINS      OF PERIOD RETURN(A)   PERIOD (000)  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
BLUE CHIP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $16.00      0.03            (3.58)      (0.03)      --           $12.42    (22.20)%++  $158,276        0.99%*
---------------------------------------------------------------------------------------------------------------------------
  2002         19.89      0.04            (3.89)      (0.04)      --            16.00    (19.38)      208,327        0.96
---------------------------------------------------------------------------------------------------------------------------
  2001         23.60      0.07            (3.15)      (0.07)      (0.56)        19.89    (13.20)      235,562        0.96
---------------------------------------------------------------------------------------------------------------------------
  2000         20.00      0.08             3.97       (0.07)      (0.38)        23.60     20.45       211,534        0.97
---------------------------------------------------------------------------------------------------------------------------
  1999         17.01      0.10             3.41       (0.12)      (0.40)        20.00     21.07       129,720        0.91
---------------------------------------------------------------------------------------------------------------------------
  1998         12.39      0.14             4.70       (0.13)      (0.09)        17.01     39.34        67,060        0.81
---------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $15.98      0.02            (3.58)      --          --           $12.42    (22.27)%++  $ 37,544        1.14%*
---------------------------------------------------------------------------------------------------------------------------
  2002         19.87      0.02            (3.89)      (0.02)      --            15.98    (19.48)       53,338        1.06
---------------------------------------------------------------------------------------------------------------------------
  2001         23.57      0.05            (3.14)      (0.05)      (0.56)        19.87    (13.26)       67,840        1.06
---------------------------------------------------------------------------------------------------------------------------
  2000         19.98      0.06             3.95       (0.04)      (0.38)        23.57     20.29        73,347        1.08
---------------------------------------------------------------------------------------------------------------------------
  1999         16.98      0.09             3.40       (0.09)      (0.40)        19.98     20.96        56,771        1.07
---------------------------------------------------------------------------------------------------------------------------
  1998         12.38      0.10             4.69       (0.10)      (0.09)        16.98     38.93        43,300        1.04
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $15.67     (0.04)           (3.50)      --          --           $12.13    (22.59)%++   $ 9,082        1.84%*
---------------------------------------------------------------------------------------------------------------------------
  2002         19.60     (0.09)           (3.84)      --          --            15.67    (20.05)       12,593        1.81
---------------------------------------------------------------------------------------------------------------------------
  2001         23.38     (0.06)           (3.16)      --          (0.56)        19.60    (13.92)       14,422        1.81
---------------------------------------------------------------------------------------------------------------------------
  2000         19.93     (0.07)            3.90       --          (0.38)        23.38     19.39        10,710        1.83
---------------------------------------------------------------------------------------------------------------------------
  1999(1)      17.07      0.01             3.28       (0.03)      (0.40)        19.93     19.62++       3,162        1.84*
---------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $14.00     (0.02)           (2.83)      --          --           $11.15    (20.36)%++  $103,842        1.03%*
---------------------------------------------------------------------------------------------------------------------------
  2002         19.07     (0.02)           (5.05)      --          --            14.00    (26.59)      138,331        1.00
---------------------------------------------------------------------------------------------------------------------------
  2001         26.13      0.04            (5.19)      (0.02)      (1.89)        19.07    (20.32)      175,559        1.00
---------------------------------------------------------------------------------------------------------------------------
  2000         18.71     (0.03)            9.31       --          (1.86)        26.13     51.36       193,827        1.00
---------------------------------------------------------------------------------------------------------------------------
  1999         14.90     (0.01)            4.33       --          (0.51)        18.71     29.51        90,042        0.94
---------------------------------------------------------------------------------------------------------------------------
  1998         11.92      0.02             4.96       (0.04)      (1.96)        14.90     45.19        50,615        0.84
---------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $13.85     (0.04)           (2.79)      --          --           $11.02    (20.43)%++  $ 23,601        1.19%*
---------------------------------------------------------------------------------------------------------------------------
  2002         18.88     (0.04)           (4.99)      --          --            13.85    (26.64)       33,621        1.10
---------------------------------------------------------------------------------------------------------------------------
  2001         25.89      0.03            (5.15)      --          (1.89)        18.88    (20.37)       44,988        1.11
---------------------------------------------------------------------------------------------------------------------------
  2000         18.58     (0.05)            9.22       --          (1.86)        25.89     51.12        52,445        1.11
---------------------------------------------------------------------------------------------------------------------------
  1999         14.82     (0.03)            4.30       --          (0.51)        18.58     29.34        23,035        1.09
---------------------------------------------------------------------------------------------------------------------------
  1998         11.87     --                4.93       (0.02)      (1.96)        14.82     44.90        14,401        1.06
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $13.55     (0.10)           (2.71)      --          --           $10.74    (20.74)%++   $ 8,932        1.89%*
---------------------------------------------------------------------------------------------------------------------------
  2002         18.61     (0.15)           (4.91)      --          --            13.55    (27.19)       12,196        1.85
---------------------------------------------------------------------------------------------------------------------------
  2001         25.74     (0.08)           (5.16)      --          (1.89)        18.61    (20.98)       16,231        1.86
---------------------------------------------------------------------------------------------------------------------------
  2000         18.61     (0.13)            9.12       --          (1.86)        25.74     50.03        14,129        1.86
---------------------------------------------------------------------------------------------------------------------------
  1999(2)      13.53     (0.04)            5.63       --          (0.51)        18.61     41.88++       2,162        1.87*
---------------------------------------------------------------------------------------------------------------------------

MID-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $12.63     (0.02)           (2.80)      (0.01)      --           $ 9.80    (22.36)%++  $ 69,563        1.13%*
---------------------------------------------------------------------------------------------------------------------------
  2002         13.19     (0.02)           (0.54)      --          --            12.63     (4.25)       90,179        1.11
---------------------------------------------------------------------------------------------------------------------------
  2001         17.92     (0.02)           (1.11)      --          (3.60)        13.19     (6.55)       95,317        1.10
---------------------------------------------------------------------------------------------------------------------------
  2000         14.70     (0.04)            5.30       --          (2.04)        17.92     38.90        92,253        1.11
---------------------------------------------------------------------------------------------------------------------------
  1999         14.11      0.01             1.16       (0.01)      (0.57)        14.70      8.76        63,648        1.06
---------------------------------------------------------------------------------------------------------------------------
  1998         10.17      0.04             4.61       (0.04)      (0.67)        14.11     46.92        55,280        0.97
---------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $12.58     (0.01)           (2.81)      --          --           $ 9.76    (22.42)%++   $ 4,831        1.29%*
---------------------------------------------------------------------------------------------------------------------------
  2002         13.16     (0.03)           (0.55)      --          --            12.58     (4.41)        5,965        1.21
---------------------------------------------------------------------------------------------------------------------------
  2001         17.90     (0.01)           (1.13)      --          (3.60)        13.16     (6.62)        4,489        1.21
---------------------------------------------------------------------------------------------------------------------------
  2000(3)      15.22     (0.02)            4.74       --          (2.04)        17.90     34.04++       1,161        1.23*
---------------------------------------------------------------------------------------------------------------------------


                            RATIO
            RATIO OF NET OF EXPENSES
             INVESTMENT  TO AVERAGE
               INCOME    NET ASSETS  PORTFOLIO
             TO AVERAGE  (EXCLUDING  TURNOVER
             NET ASSETS   WAIVERS)     RATE
-----------------------------------------------
BLUE CHIP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          0.47%*    1.03%*     28.62%
-----------------------------------------------
  2002           0.23      1.05       40.45
-----------------------------------------------
  2001           0.35      1.06       31.66
-----------------------------------------------
  2000           0.39      1.08       40.58
-----------------------------------------------
  1999           0.63      1.07       38.78
-----------------------------------------------
  1998           0.96      0.89       26.32
-----------------------------------------------

CLASS A SHARES
  2002#          0.32%*    1.93%*     28.62%
-----------------------------------------------
  2002           0.13      1.60       40.45
-----------------------------------------------
  2001           0.25      1.61       31.66
-----------------------------------------------
  2000           0.28      1.63       40.58
-----------------------------------------------
  1999           0.49      1.62       38.78
-----------------------------------------------
  1998           0.71      1.50       26.32
-----------------------------------------------

CLASS B SHARES
  2002#         (0.38)%*   2.44%*     28.62%
-----------------------------------------------
  2002          (0.62)     1.90       40.45
-----------------------------------------------
  2001          (0.50)     1.91       31.66
-----------------------------------------------
  2000          (0.49)     1.93       40.58
-----------------------------------------------
  1999(1)       (0.43)*    1.94*      38.78
-----------------------------------------------

CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#         (0.27)%*   1.05%*    116.90%
-----------------------------------------------
  2002          (0.14)     1.05      201.73
-----------------------------------------------
  2001           0.20      1.06       90.32
-----------------------------------------------
  2000          (0.18)     1.06      113.74
-----------------------------------------------
  1999          (0.07)     1.04      118.46
-----------------------------------------------
  1998           0.13      0.88      174.55
-----------------------------------------------

CLASS A SHARES
  2002#         (0.43)%*   1.93%*    116.90%
-----------------------------------------------
  2002          (0.24)     1.45      201.73
-----------------------------------------------
  2001           0.11      1.46       90.32
-----------------------------------------------
  2000          (0.29)     1.46      113.74
-----------------------------------------------
  1999          (0.23)     1.44      118.46
-----------------------------------------------
  1998          (0.10)     1.37      174.55
-----------------------------------------------

CLASS B SHARES
  2002#         (1.13)%*   2.58%*    116.90%
-----------------------------------------------
  2002          (0.99)     1.90      201.73
-----------------------------------------------
  2001          (0.66)     1.91       90.32
-----------------------------------------------
  2000          (1.04)     1.91      113.74
-----------------------------------------------
  1999(2)       (1.09)*    1.92*     118.46
-----------------------------------------------

MID-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          0.04%*    1.19%*    121.28%
-----------------------------------------------
  2002          (0.13)     1.18      105.88
-----------------------------------------------
  2001          (0.20)     1.17       95.51
-----------------------------------------------
  2000          (0.26)     1.18       55.90
-----------------------------------------------
  1999           0.04      1.18       61.81
-----------------------------------------------
  1998           0.31      1.06       38.30
-----------------------------------------------

CLASS A SHARES
  2002#         (0.12)%*   2.02%*    121.28%
-----------------------------------------------
  2002          (0.25)     1.58      105.88
-----------------------------------------------
  2001          (0.27)     1.57       95.51
-----------------------------------------------
  2000(3)       (0.31)*    1.59*      55.90
-----------------------------------------------

  #  For the six month period ended October 31, 2002
 ++  Not Annualized.
  *  Annualized.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(B)  Calculated using the Average Shares Method.
(1)  Commenced operations on July 31, 1998.
(2)  Commenced operations on September 14, 1998.
(3)  Commenced operations on September 1, 1999.
(4)  Commenced operations on February 20, 2001.
(5)  Commenced operations on October 1, 2002.
(6)  For the six-month period ended April 30, 2001.
(7)  Periods ended October 31, 2000.
(8)  Years ended December 31, 1999 and December 31, 1998.
(9)  Commenced operations on July 24, 1998.
The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                                                        FINANCIAL HIGHLIGHTS 121

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 UNAUDITED) AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)

                                       REALIZED
            NET ASSET                     AND     DISTRIBUTIONS DISTRIBUTIONS          NET ASSET                         RATIO OF
             VALUE,        NET        UNREALIZED    FROM NET       FROM      RETURN     VALUE,             NET ASSETS    EXPENSES
            BEGINNING  INVESTMENT   GAINS (LOSSES) INVESTMENT    CAPITAL       OF        END      TOTAL      END OF     TO AVERAGE
            OF PERIOD INCOME (LOSS) ON INVESTMENTS   INCOME       GAINS      CAPITAL  OF PERIOD RETURN(A) PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $17.93    (0.03)           (5.20)       --           --           --       $12.70  (29.17)%++  $65,078     1.17%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         17.15    (0.04)            0.83        (0.01)       --           --        17.93    4.58)      82,922     1.17
----------------------------------------------------------------------------------------------------------------------------------
  2001         23.24    (0.01)           (2.03)       --           (4.03)       (0.02)    17.15  (10.05)      85,286     1.15
----------------------------------------------------------------------------------------------------------------------------------
  2000         12.65    (0.08)           15.39        --           (4.72)       --        23.24  126.42       81,375     1.19
----------------------------------------------------------------------------------------------------------------------------------
  1999         11.86    (0.05)            1.17        --           (0.33)       --        12.65    9.89       30,562     1.16
----------------------------------------------------------------------------------------------------------------------------------
  1998          8.53    (0.02)            3.97        --           (0.62)       --        11.86   47.93       27,372     0.98
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $17.76    (0.04)           (5.16)       --           --           --       $12.56  (29.28)%++  $54,145     1.33%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         16.99    (0.05)            0.82        --           --           --        17.76    4.53)      74,576     1.27
----------------------------------------------------------------------------------------------------------------------------------
  2001         23.07    (0.02)           (2.01)       --           (4.03)       (0.02)    16.99  (10.09)      65,062     1.25
----------------------------------------------------------------------------------------------------------------------------------
  2000         12.59    (0.05)           15.25        --           (4.72)       --        23.07  126.13       11,292     1.30
----------------------------------------------------------------------------------------------------------------------------------
  1999         11.83    (0.07)            1.16        --           (0.33)       --        12.59    9.66        2,248     1.32
----------------------------------------------------------------------------------------------------------------------------------
  1998          8.53    (0.06)            3.98        --           (0.62)       --        11.83   47.57        1,853     1.21
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  2002#       $17.60    (0.02)           (5.18)       --           --           --       $12.40  (29.55)%++  $ 1,463     2.08%*
----------------------------------------------------------------------------------------------------------------------------------
  2002         16.97    (0.14)            0.77        --           --           --        17.60    3.71)         829     2.01
----------------------------------------------------------------------------------------------------------------------------------
  2001(4)      16.80    (0.01)            0.18        --           --           --        16.97    1.01++        125     2.07*
----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
  2002#(5)    $12.27    --                0.15        --           --           --       $12.42    1.22%++     $ --+     2.09%*
----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#       $ 8.23     0.06(B)         (2.00)(B)    --           --           --       $ 6.29  (23.57)%++  $19,878     1.57%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.38     0.03            (1.16)       (0.02)       --           --         8.23  (12.08)      24,793     1.39
----------------------------------------------------------------------------------------------------------------------------------
  2001(6)      11.02    (0.02)           (1.06)       (0.04)       (0.52)       --         9.38  (10.21)++    33,101     1.41*
----------------------------------------------------------------------------------------------------------------------------------
  2000 (7)     17.18    (0.01)           (2.92)       --           (3.23)       --        11.02  (18.85)++    42,058     1.71*
----------------------------------------------------------------------------------------------------------------------------------
  1999 (8)     15.05    (0.03)            4.18        --           (2.02)       --        17.18   28.25        8,419     2.00
----------------------------------------------------------------------------------------------------------------------------------
  1998 (9)     17.28    (0.03)           (0.17)       --           (2.03)       --        15.05   (1.15)++     6,678     1.75
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  2002#       $ 8.23     0.06(B)         (2.00)(B)    --           --           --       $ 6.29  (23.57)%++  $ 5,131     1.67%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          9.38     0.01            (1.15)       (0.01)       --           --         8.23  (12.18)       7,617     1.49
----------------------------------------------------------------------------------------------------------------------------------
  2001(6)      11.01    (0.02)           (1.06)       (0.03)       (0.52)       --         9.38  (10.24)++     9,976     1.51*
----------------------------------------------------------------------------------------------------------------------------------
  2000 (7)     17.25    (0.08)           (2.93)       --           (3.23)       --        11.01  (19.09)++    10,815     2.46*
----------------------------------------------------------------------------------------------------------------------------------
  1999 (8)     15.15    (0.08)            4.21        --           (2.03)       --        17.25   27.95       12,718     2.35
----------------------------------------------------------------------------------------------------------------------------------
  1998 (8)     14.78    (0.11)            2.92        --           (2.44)       --        15.15   19.12       12,223     2.45
----------------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO
CLASS A SHARES
  2002#       $ 8.56    (0.01)           (1.55)       --           --           --       $ 7.00  (18.22)%++  $ 4,834     2.10%*
----------------------------------------------------------------------------------------------------------------------------------
  2002          7.98     0.01             0.60        (0.03)       --           --         8.56    7.68        6,406     2.06
----------------------------------------------------------------------------------------------------------------------------------
  2001(6)       9.23    (0.01)           (1.24)       --           --           --         7.98  (13.54)++     7,246     2.16*
----------------------------------------------------------------------------------------------------------------------------------
  2000(7)      13.54    (0.20)           (4.11)       --           --           --         9.23  (31.83)++     9,124     1.91*
----------------------------------------------------------------------------------------------------------------------------------
  1999(8)       7.96       --             5.58        --           --           --        13.54   70.10       18,059     1.85
----------------------------------------------------------------------------------------------------------------------------------
  1998(8)      12.24     0.02            (4.15)       (0.15)       --           --         7.96  (34.18)      14,734     2.50
----------------------------------------------------------------------------------------------------------------------------------

                             RATIO
             RATIO OF NET OF EXPENSES
              INVESTMENT  TO AVERAGE
                INCOME    NET ASSETS  PORTFOLIO
              TO AVERAGE  (EXCLUDING  TURNOVER
              NET ASSETS   WAIVERS)     RATE
--------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#          (0.43)%*   1.18%*    117.67%
--------------------------------------------------
  2002           (0.27)     1.18      266.74
--------------------------------------------------
  2001           (0.14)     1.17      359.60
--------------------------------------------------
  2000           (0.49)     1.21      753.31
--------------------------------------------------
  1999           (0.48)     1.23      733.14
--------------------------------------------------
  1998           (0.24)     1.02      410.72
--------------------------------------------------

CLASS A SHARES
  2002#          (0.59)%*   2.24%*    117.67%
--------------------------------------------------
  2002           (0.38)     1.58      266.74
--------------------------------------------------
  2001           (0.11)     1.56      359.60
--------------------------------------------------
  2000           (0.49)     1.61      753.31
--------------------------------------------------
  1999           (0.64)     1.63      733.14
--------------------------------------------------
  1998           (0.46)     1.36      410.72
--------------------------------------------------

CLASS B SHARES
  2002#          (1.34)%*   3.75%*    117.67%
--------------------------------------------------
  2002           (1.20)     2.03      266.74
--------------------------------------------------
  2001(4)        (0.61)*    2.08*     359.60
--------------------------------------------------

CLASS C SHARES
  2002#(5)        2.18%*  102.74%*    117.67%
--------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
  2002#           0.82%*    1.82%*     21.86%
--------------------------------------------------
  2002            0.32      1.73       52.80
--------------------------------------------------
  2001(6)        (0.07)*    1.46*      15.09
--------------------------------------------------
  2000 (7)       (0.51)*    1.96*     196.30
--------------------------------------------------
  1999 (8)       (0.17)     2.98       41.00
--------------------------------------------------
  1998 (9)       (0.47)     2.90      109.00
--------------------------------------------------

CLASS A SHARES
  2002#           0.80%*    2.71%*     21.86%
--------------------------------------------------
  2002            0.23      2.13       52.80
--------------------------------------------------
  2001(6)        (0.18)*    1.86*      15.09
--------------------------------------------------
  2000 (7)       (1.21)*    3.11*     196.30
--------------------------------------------------
  1999 (8)       (0.52)     3.34       41.00
--------------------------------------------------
  1998 (8)       (0.62)     3.30      109.00
--------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO
CLASS A SHARES
  2002#          (0.28)%*   6.10%*    79.46%
-------------------------------------------------
  2002            0.16      3.90     124.31
-------------------------------------------------
  2001(6)        (0.25)*    2.61*     29.80
-------------------------------------------------
  2000(7)        (0.88)*    3.80*     63.40
-------------------------------------------------
  1999(8)         0.08      4.31      63.00
-------------------------------------------------
  1998(8)         0.03      4.09     121.00
-------------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

122 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund offers of thirty separate investment portfolios as of October 31, 2002:

      U.S. Treasury Money Market Portfolio ("TMMP")
      U.S. Government Money Market Portfolio ("GMMP")
      Money Market Portfolio ("MMP")
      Tax-Free Money Market Portfolio ("TFMMP")
      Pennsylvania Tax-Free Money Market Portfolio ("PTFMMP")
      Short-Term Treasury Portfolio ("STTP")
      Short-Term Bond Portfolio ("STBP")
      Maryland Tax-Free Portfolio ("MTFP")
      Pennsylvania Tax-Free Portfolio ("PTFP")
      Intermediate Fixed Income Portfolio ("IFIP")
      U.S. Government Bond Portfolio ("GBP")
      Income Portfolio ("IP")
      Balanced Portfolio ("BP")
      Equity Income Portfolio ("EIP")
      Value Equity Portfolio ("VEP")
      Equity Index Portfolio ("EIDP")
      Blue Chip Equity Portfolio ("BCEP")
      Capital Growth Portfolio ("CGP")
      Mid-Cap Equity Portfolio ("MCEP")
      Small-Cap Equity Portfolio ("SCEP")
      International Equity Portfolio ("IEP")
      Emerging Markets Equity Portfolio ("EMEP")
      (individually a "Portfolio" and collectively, the "Portfolios")

      U.S. Treasury Cash Management Portfolio
      U.S. Government Cash Management Portfolio
      Prime Cash Management Portfolio
      Tax-Free Cash Management Portfolio

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio

      The financial statements and notes presented herein are those of TMMP, GMMP, MMP, TFMMP, PTFMMP, STTP, STBP, MTFP, PTFP, IFIP, GBP, IP, BP, EIP, VEP, EIDP, BCEP, CGP, MCEP, SCEP, IEP and EMEP. The financial statements of the other portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Securities of the Portfolios are generally valued by independent pricing services. Securities listed on a securities exchange for which market quotations are readily available are valued at the last reported sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less to maturity may be valued at their amortized cost.

      When market quotations are not readily available, securities are valued at fair value as determined under procedures established by the Board of Trustees.

      Investment securities held by the money market fund portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income. The money market fund portfolios' use of amortized cost is subject to compliance with certain conditions specified in Rule 2a-7 under the 1940 Act.

      INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value ("NAV") per share of each class of each Portfolio is calculated every business day (i.e., any day that both the New York Stock Exchange and the Federal Reserve Bank are open for business). For TMMP, GMMP, MMP, TFMMP and PTFMMP, a business day will be any weekday, other than a federal holiday, unless the fund determines that being open for business is not in the best interest of the shareholders. NAV is computed by dividing the total assets of each class of the Portfolio, less the liabilities of the class, by the number of outstanding shares of the class of the Portfolio.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 123

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      ORGANIZATIONAL COSTS -- All eligible organizational costs associated with the start-up of the Portfolios prior to December 15, 1998 are being amortized on a straight-line basis over a period of sixty months. If any or all of the shares representing initial capital of a Portfolio are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      SHORT SALES -- The Portfolios may sell a security that they own "short against the box" in anticipation of a decline in the market value of that security. As collateral for this transaction, the Portfolio must deposit liquid securities with the broker/dealer through which it made the short sale. A gain, limited to the price at which the Portfolio sold the security short, or a loss, the difference between the proceeds received and the market value of the security, will be recognized upon termination of the short sale.

      DOLLAR ROLL TRANSACTIONS -- IP engages in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed-upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes. As of October 31, 2002, there were no open forward contracts outstanding.

      WRITTEN OPTIONS TRANSACTIONS -- VEP engages in written options transactions. An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options that are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or security values.


                                           OCTOBER 31, 2002 / SEMI ANNUAL REPORT

124   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

      For the period ended October 31, 2002, VEP had the following written call options transactions:

----------------------------------------------------------------
WRITTEN CALL OPTIONS CONTRACTS
                          PRINCIPAL AMOUNT       PREMIUMS
                         OF CONTRACTS (000)        (000)
----------------------------------------------------------------
 Outstanding, April 30, 2002   $    --         $      --
----------------------------------------------------------------
   Options written              (1,900)         (639,911)
----------------------------------------------------------------
   Options terminated in
      closing transactions          --                --
----------------------------------------------------------------
   Options exercised                --                --
----------------------------------------------------------------
   Options expired                  --                --
----------------------------------------------------------------
Outstanding October 31, 2002   $(1,900)        $(639,911)
----------------------------------------------------------------

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the money market fund portfolios, STTP, STBP, MTFP, PTFP, IFIP, GBP and IP. EIP declares and pays dividends monthly; BP, VEP, EIDP, BCEP and MCEP declare and pay dividends quarterly; and CGP, SCEP, IEP and EMEP declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      All Portfolios have an October 31 tax year end, except STBP, GBP, VEP and IEP, each of which has an April 30 tax year end.

      On the Statements of Assets and Liabilities, the following adjustments were made:

-----------------------------------------------------------------
                            ACCUMULATED  UNDISTRIBUTED
                           NET REALIZED NET INVESTMENT PAID-IN-
                            GAIN (LOSS)  INCOME (LOSS)  CAPITAL
  Portfolio                    (000)         (000)       (000)
-----------------------------------------------------------------
TMMP                         $   (66)         $  66     $  --
-----------------------------------------------------------------
GMMP                              (2)             2        --
-----------------------------------------------------------------
TFMMP                             --+            --+       --+
-----------------------------------------------------------------
STTP                              --+            --+       --+
-----------------------------------------------------------------
MTFP                              --            (61)       61
-----------------------------------------------------------------
PTFP                              --            (98)       98
-----------------------------------------------------------------
IFIP                              --+            --+       --
-----------------------------------------------------------------
IP                                67             (1)      (66)
-----------------------------------------------------------------
EIP                               34            (34)       --+
-----------------------------------------------------------------
EIDP                               3             (3)       --
-----------------------------------------------------------------
CGP                               --            768      (768)
-----------------------------------------------------------------
MCEP                              41            165      (206)
-----------------------------------------------------------------
SCEP                              --            763      (763)
-----------------------------------------------------------------
EMEP                              39             --+      (39)
-----------------------------------------------------------------
+ Amount rounds to less than one thousand.

      The tax character of distributions paid during the years ended April 30, 2001 and April 30, 2002 were as follows:

-----------------------------------------------------------------
              LONG-TERM           ORDINARY
         CAPITAL GAINS (000)    INCOME (000)      TOTAL (000)
PORTFOLIO   2002      2001     2002     2001     2002    2001
-----------------------------------------------------------------
STBP    $    --   $    --      $3,580  $4,723  $ 3,580 $ 4,723
-----------------------------------------------------------------
GBP          --        --       6,522   8,341    6,522   8,341
-----------------------------------------------------------------
VEP      20,826    51,381       1,022   3,728   21,848  55,109
-----------------------------------------------------------------
IEP         --      7,839          59     775       59   8,614
-----------------------------------------------------------------

      The tax character of distributions paid during the periods ended October 31, 2002 and October 31, 2001, were as follows:

----------------------------------------------------------------------------------
           TAX-EXEMPT           ORDINARY        LONG-TERM
          INCOME (000)        INCOME (000)   CAPITAL GAINS (000)    TOTAL (000)
PORTFOLIO 2002    2001       2002      2001    2002    2001       2002      2001
----------------------------------------------------------------------------------
TMMP     $  --  $   --   $  6,701   $18,850   $ --    $   --    $ 6,701   $18,850
----------------------------------------------------------------------------------
GMMP        --      --     28,887    69,904     --        --     28,887    69,904
----------------------------------------------------------------------------------
MMP         --      --     29,651    60,389     --        --     29,651    60,389
----------------------------------------------------------------------------------
TFMMP    1,814   4,034         --        --     --        --      1,814     4,034
----------------------------------------------------------------------------------
PTFMMP     333     348         --        --     --        --        333       348
----------------------------------------------------------------------------------
STTP        --      --      1,778     2,060     --        --      1,778     2,060
----------------------------------------------------------------------------------
MTFP     5,202   5,077          3         1     --        --      5,205     5,078
----------------------------------------------------------------------------------
PTFP     6,758   7,034         18        22     --        --      6,776     7,056
----------------------------------------------------------------------------------
IFIP        --      --      6,237     7,208     64        --      6,301     7,208
----------------------------------------------------------------------------------
IP          --      --     14,367    22,453    596        --     14,963    22,453
----------------------------------------------------------------------------------
BP          --      --      5,309    10,521     --    20,542      5,309    31,063
----------------------------------------------------------------------------------
EIP         --      --      1,194     2,298    354     6,444      1,548     8,742
----------------------------------------------------------------------------------
EIDP        --      --      1,189     1,953     --    20,777      1,189    22,730
----------------------------------------------------------------------------------
BCEP        --      --        590     1,731     --     6,722        590     8,453
----------------------------------------------------------------------------------
CGP         --      --         --        --     --        --         --        --
----------------------------------------------------------------------------------
MCEP        --      --         46     6,406     --    13,868         46    20,274
----------------------------------------------------------------------------------
SCEP        --      --         30        --     --        --         30        --
----------------------------------------------------------------------------------
EMEP        --      --     26,219        --     --        --     26,219        --
----------------------------------------------------------------------------------

      At April 30, 2002 the components of net assets (excluding paid-in capital) on a tax basis were as follows:

-----------------------------------------------------------------
             UNDISTRIBUTED UNDISTRIBUTED NET UNREALIZED
               ORDINARY      LONG-TERM    APPRECIATION/
                INCOME         GAIN      (DEPRECIATION)   TOTAL
Portfolio       (000)          (000)          (000)       (000)
-----------------------------------------------------------------
STBP             $137         $   --       $   878     $ 1,015
-----------------------------------------------------------------
GBP               364             --         1,627       1,991
-----------------------------------------------------------------
VEP                 5          3,416        91,248      94,669
-----------------------------------------------------------------
IEP               340             --        (4,356)      4,696
-----------------------------------------------------------------





OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 125


      At October 31, 2002, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

--------------------------------------------------------------------
                   UNDISTRIBUTED UNDISTRIBUTED NET UNREALIZED
         TAZ-EXEMPT   ORDINARY      LONG-TERM  APPRECIATION/
           INCOME      INCOME         GAIN    (DEPRECIATION)  TOTAL
PORTFOLIO  (000)       (000)          (000)        (000)      (000)
--------------------------------------------------------------------
TMMP      $  --       $  579           $ --      $   --    $   579
--------------------------------------------------------------------
GMMP         --        1,928             --          --      1,928
--------------------------------------------------------------------
MMP          --        2,006             --          --      2,006
--------------------------------------------------------------------
TFMMP       178           --             --          --        178
--------------------------------------------------------------------
PTFMMP       20           --             --          --         20
--------------------------------------------------------------------
STTP         --          188            466       1,504      2,158
--------------------------------------------------------------------
MTFP        418           --             --       6,605      7,023
--------------------------------------------------------------------
PTFP        567            1             --       8,088      8,656
--------------------------------------------------------------------
IFIP         --          471             --       7,171      7,642
--------------------------------------------------------------------
IP           --        1,052             --       9,243     10,295
--------------------------------------------------------------------
BP           --          354             --     (21,713)   (21,359)
--------------------------------------------------------------------
EIP          --            9             --         940        949
--------------------------------------------------------------------
EIDP         --           94             --          --         94
--------------------------------------------------------------------
BCEP        148           --             --          --        148
--------------------------------------------------------------------

      The following Portfolios have estimated capital loss carryforwards at October 31, 2002, which are available to offset future net realized capital gains:

------------------------------------------------------------------
                                         ACCUMULATED
                                        CAPITAL LOSS
                                        CARRYFORWARD     YEAR
Portfolio                                   (000)      EXPIRES
------------------------------------------------------------------
TFMMP                                       $  1        2009
                                               1        2010
------------------------------------------------------------------
PTFMMP                                        --+       2010
------------------------------------------------------------------
MTFP                                         899        2008
------------------------------------------------------------------
PTFP                                         874        2007
                                           2,864        2008
                                              42        2009
------------------------------------------------------------------
IFIP                                         203        2010
------------------------------------------------------------------
IP                                         1,412        2003
                                             745        2004
                                             392        2006
------------------------------------------------------------------
BP                                        12,285        2009
                                          42,514        2010
------------------------------------------------------------------
EIP                                          118        2010
------------------------------------------------------------------
EIDP                                         602        2009
                                           8,372        2010
------------------------------------------------------------------
BCEP                                       3,208        2009
                                          37,859        2010
------------------------------------------------------------------
CGP                                       16,703        2009
                                          54,349        2010
------------------------------------------------------------------
MCEP                                       1,967        2009
                                          10,772        2010
------------------------------------------------------------------
SCEP                                       4,237        2006
                                          10,031        2009
                                           9,284        2010
------------------------------------------------------------------
EMEP                                       9,841        2006
                                             755        2007
                                           2,508        2009
------------------------------------------------------------------
+ Amount rounds to less than one thousand.

      The following Portfolios have estimated capital loss carryforwards at April 30, 2002, which are available to offset future net realized capital gains:

------------------------------------------------------------------
                                         ACCUMULATED
                                        CAPITAL LOSS
                                        CARRYFORWARD    YEAR
Portfolio                                   (000)      EXPIRES
------------------------------------------------------------------
STBP                                       $ 185        2008
                                             555        2009
------------------------------------------------------------------
GBP                                          498        2005
                                             919        2006
                                           1,280        2007
                                           4,506        2008
------------------------------------------------------------------
IEP                                        5,543        2010
------------------------------------------------------------------


      The following Portfolios have incurred post-October realized losses:

------------------------------------------------------------------
                          SHORT-TERM     LONG-TERM     TOTAL
  PORTFOLIO                  (000)         (000)       (000)
------------------------------------------------------------------
STBP                         $835         $  881      $1,716
------------------------------------------------------------------
GBP                           633          1,646       2,279
------------------------------------------------------------------
IEP                           520          4,314       4,834
------------------------------------------------------------------


      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual method. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.



                                           OCTOBER 31, 2002 / SEMI ANNUAL REPORT

126   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Allied Investment Advisors, Inc. ("AIA") is the investment adviser to each Portfolio. AIA is an affiliate of Allfirst Trust Company, N.A. ("Allfirst Trust"), the administrator, custodian and transfer agent of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average daily net assets of the Portfolio.

----------------------------------------------------------------
        PORTFOLIO                                  ANNUAL RATE
----------------------------------------------------------------
      TMMP                                             0.25%
----------------------------------------------------------------
      GMMP                                             0.25%
----------------------------------------------------------------
      MMP                                              0.25%
----------------------------------------------------------------
      TFMMP                                            0.25%
----------------------------------------------------------------
      PTFMMP                                           0.25%
----------------------------------------------------------------
      STTP                                             0.35%
----------------------------------------------------------------
      STBP                                             0.75%
----------------------------------------------------------------
      MTFP                                             0.65%
----------------------------------------------------------------
      PTFP                                             0.65%
----------------------------------------------------------------
      IFIP                                             0.60%
----------------------------------------------------------------
      GBP                                              0.75%
----------------------------------------------------------------
      IP                                               0.60%
----------------------------------------------------------------
      BP                                               0.65%
----------------------------------------------------------------
      EIP                                              0.70%
----------------------------------------------------------------
      VEP                                              1.00%
----------------------------------------------------------------
      EIDP                                             0.20%
----------------------------------------------------------------
      BCEP                                             0.70%
----------------------------------------------------------------
      CGP                                              0.70%
----------------------------------------------------------------
      MCEP                                             0.80%
----------------------------------------------------------------
      SCEP                                             0.80%
----------------------------------------------------------------
      IEP                                              1.00%
----------------------------------------------------------------
      EMEP                                             1.00%
----------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios.


      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may invest in affiliated money market fund Portfolios, provided that investments in affiliated money market fund Portfolios do not exceed 25% of the investing Portfolio's total assets.

      Effective September 1, 2002, AIB Investment Managers, Ltd. and Govett Investment Management Ltd., affiliates of Allied Irish Banks p.l.c., serve as subadvisors for IEP and EMEP, respectively. As subadvisors, AIB Investment Managers, Ltd. and Govett Investment Management, Ltd. provide their respective Portfolio with day-to-day management services and make investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIB Investment Managers, Ltd. and Govett Investment Management, Ltd. subadvisory fees from the fees it receives from IEP and EMEP.

      Prior to September 1, 2002 AIB Govett, Inc., an indirect majority owned subsidiary of Allied Irish Banks p.l.c., served as the subadvisor for IEP and EMEP.

      Allfirst Trust serves as administrator and transfer agent for the Fund pursuant to an administration agreement and a transfer agency agreement. For its services, Allfirst Trust is entitled to receive an administration fee from the Fund at the annual rate of $24,000 per Portfolio, plus 0.0850% of the annual average daily net assets of the Portfolios. Allfirst Trust also receives annually a $60,000 base fee that is allocated to each portfolio of the Fund based on respective average daily net assets. Under a separate agreement, Allfirst Trust has subcontracted the services to be provided by it under the administration agreement to Forum Administrative Services, LLC (the "Sub-administrator"). Allfirst Trust is responsible for paying a portion of the administration fee it receives from the Fund to the Sub-administrator for the services it provides.

      Pursuant to an agreement between the Fund and Allfirst Trust, Allfirst Trust performs transfer agency services. Pursuant to an agreement between Boston Financial Data Services, Inc. ("Boston Financial") and Allfirst Trust, Boston Financial performs sub-transfer agency services. For the services provided under the agreement, the Fund pays an annual fee of up to $16 per Portfolio account and activity based fees ranging from $0.50 to $12.50 per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the Fund to Boston Financial.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

      DISTRIBUTION AND SERVICE PLANS

      The Fund's Board of Trustees has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Class A Shares of each Portfolio. The plan permits payment of distribution fees up to 0.75% of the average daily net assets of the class. The Trustees have authorized payment of the following distribution fees by Class A Shares:

---------------------------------------------------------------------
                   PERCENTAGE OF
                    AVERAGE NET
CLASS                  ASSETS            PORTFOLIO
---------------------------------------------------------------------
Class A                0.25%     TMMP, GMMP, MMP, TFMMP
---------------------------------------------------------------------
                       0.30%     MTFP, PTFP, IFIP, GBP, IP
---------------------------------------------------------------------
                       0.40%     STTP, BP, EIP, VEP, EIDP, CGP, MCEP,
                                 SCEP, IEP, EMEP
---------------------------------------------------------------------
                       0.55%     BCEP
---------------------------------------------------------------------

      The Fund's Board of Trustees has also adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Class B Shares of MMP, MTFP, PTFP, IP, BP, VEP, BCEP, CGP, SCEP and the Institutional IIClass Shares of TMMP, GMMP, MMP, TFMMP, and PTFMMP. Pursuant to the Class B Shares plan, distribution fees of 0.75% and shareholder services fees of 0.25% of the average daily net assets of the Class B Shares of each of the Portfolios are paid. For Institutional IIClass Shares, distribution and shareholder services fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the Trustees. Currently, the Trustees have set distribution and shareholder services fees at an annual rate of 0.15% of the average daily net assets of Institutional II Class Shares.

      A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

------------------------------------------------------------------
           YEARS                             CONTINGENT DEFERRED
        PURCHASES MADE                          SALES CHARGE
------------------------------------------------------------------
      First                                           5%
------------------------------------------------------------------
      Second                                          4%
------------------------------------------------------------------
      Third                                           3%
------------------------------------------------------------------
      Fourth                                          3%
------------------------------------------------------------------
      Fifth                                           2%
------------------------------------------------------------------
      Sixth                                           1%
------------------------------------------------------------------
      Seventh and Following                         None
------------------------------------------------------------------

      A CDSC of 1% is imposed on redemptions of Class C Shares if redeemed within one year from the time of purchase.

      Distribution and/or service fees under the plans are paid to ARK Funds Distributors, LLC (the "Distributor"), which acts as distributor for the Fund pursuant to a distribution agreement on behalf of each Portfolio. The Distributor may voluntarily waive all or a portion of its fees for certain Portfolios. These waivers are voluntary and may be discontinued at any time.

      SHAREHOLDER SERVICES PLANS

      The Fund has adopted a Shareholder Services Plan on behalf of the Class A Shares and the Institutional Class Shares of each Portfolio. With the exception of the Institutional Class Shares of PTFMMP, each plan permits payment of shareholder services fees at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, and up to 0.15% of the average daily net assets of Institutional Class Shares, respectively. PTFMMP's plan permits payment of up to 0.25% of the average daily net assets of Institutional Class Shares. Currently, the Trustees have set shareholder services fees at an annual rate of 0.15% of the average daily net assets of Class A Shares and Institutional Class Shares of each Portfolio with the exception of the Institutional Class Shares of PTFMMP, for which the Trustees have set shareholder services fees at the annual rate of 0.20% of average daily net assets. A portion of the shareholder services fees paid by the Class A Shares and Institutional Class Shares of certain Portfolios is being waived voluntarily. All or a portion of these waivers may be discontinued at any time.

5. INVESTMENT TRANSACTIONS

      The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended October 31, 2002, were as follows:

--------------------------------------------------------------
                                       PURCHASES      SALES
        PORTFOLIO                       (000)         (000)
--------------------------------------------------------------
      STTP                             $    --      $    --
--------------------------------------------------------------
      STBP                              14,179       16,532
--------------------------------------------------------------
      MTFP                              14,955       16,797
--------------------------------------------------------------
      PTFP                              10,300       11,799
--------------------------------------------------------------
      IFIP                              20,688       31,348
--------------------------------------------------------------
      GBP                                1,077       12,157
--------------------------------------------------------------
      IP                                38,859       46,724
--------------------------------------------------------------
      BP                                71,394       74,365
--------------------------------------------------------------
      EIP                               15,663       16,080
--------------------------------------------------------------
      VEP                               38,035       51,124
--------------------------------------------------------------
      EIDP                              60,396       54,587
--------------------------------------------------------------
      BCEP                              64,313       67,301
--------------------------------------------------------------
      CGP                              170,597      183,441
--------------------------------------------------------------
      MCEP                              92,520       96,244
--------------------------------------------------------------
      SCEP                             152,602      147,534
--------------------------------------------------------------
      IEP                                5,992        7,818
--------------------------------------------------------------
      EMEP                               3,943        4,111
--------------------------------------------------------------


                                           OCTOBER 31, 2002 / SEMI ANNUAL REPORT

128   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

      The purchases and sales of U.S. government securities were as follows:

---------------------------------------------------------------
                                       PURCHASES      SALES
      PORTFOLIO                         (000)         (000)
---------------------------------------------------------------
      STTP                            $ 14,542     $  2,969
---------------------------------------------------------------
      STBP                              64,829       70,252
---------------------------------------------------------------
      IFIP                             121,803      113,576
---------------------------------------------------------------
      GBP                               18,071       17,874
---------------------------------------------------------------
      IP                               356,941      358,640
---------------------------------------------------------------
      BP                                24,679       28,025
---------------------------------------------------------------

      For federal income tax purposes, the cost of securities owned, the aggregate gross unrealized appreciation and depreciation of securities at October 31, 2002, for each Portfolio is as follows:

---------------------------------------------------------------------
                                                     NET UNREALIZED
                            APPRECIATED  DEPRECIATED  APPRECIATION
                  COST      SECURITIES   SECURITIES  (DEPRECIATION)
PORTFOLIO         (000)        (000)       (000)         (000)
---------------------------------------------------------------------
      STTP      $ 55,484     $ 1,504     $    --     $  1,504
---------------------------------------------------------------------
      STBP        64,095       1,606         (40)       1,566
---------------------------------------------------------------------
      MTFP       177,806       6,712        (107)       6,605
---------------------------------------------------------------------
      PTFP       152,057       8,529        (441)       8,088
---------------------------------------------------------------------
      IFIP       127,977       7,291        (120)       7,171
---------------------------------------------------------------------
      GBP         98,414       4,836        (217)       4,619
---------------------------------------------------------------------
      IP         315,105      10,056        (812)       9,244
---------------------------------------------------------------------
      BP         273,585      15,379     (37,092)     (21,713)
---------------------------------------------------------------------
      EIP         61,848       6,605      (5,665)         940
---------------------------------------------------------------------
      VEP        146,054      45,046      (6,533)      38,513
---------------------------------------------------------------------
      EIDP       125,446       5,198     (38,988)     (33,790)
---------------------------------------------------------------------
      BCEP       244,863      10,705     (50,447)     (39,742)
---------------------------------------------------------------------
      CGP        149,998       4,417     (15,604)     (11,187)
---------------------------------------------------------------------
      MCEP        76,346       3,138      (4,281)      (1,143)
---------------------------------------------------------------------
      SCEP       130,223       5,302     (15,531)     (10,229)
---------------------------------------------------------------------
      IEP         31,196         597      (6,849)      (6,252)
---------------------------------------------------------------------
      EMEP         4,839         358        (469)        (111)
---------------------------------------------------------------------


6. SECURITIES LENDING TRANSACTIONS

      In order to generate additional income, certain Portfolios may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker/dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at October 31, 2002, income generated from the program during the period ended October 31, 2002, and collateral received and held at October 31, 2002, with respect to such loans were as follows:



--------------------------------------------------------------------
                                                   INCOME RECEIVED
                                  MARKET VALUE OF  FROM SECURITIES
                                 LOANED SECURITIES     LENDING
  PORTFOLIO                           (000)             (000)
--------------------------------------------------------------------
STBP                                 $ 2,691             $--+
--------------------------------------------------------------------
IFIP                                  26,871              18
--------------------------------------------------------------------
GBP                                   15,295               9
--------------------------------------------------------------------
IP                                    50,485              37
--------------------------------------------------------------------
+Amount rounds to less than one thousand.



-------------------------------------------------------------
                               MONEY     CASH AND
                REPURCHASE    MARKET       CASH
COLLATERAL      AGREEMENTS  INSTRUMENTS EQUIVALENTS   TOTAL
PORTFOLIO          (000)       (000)       (000)      (000)
-------------------------------------------------------------
STBP             $    --     $    --     $2,756      $2,756
-------------------------------------------------------------
IFIP              20,270       5,500        918      26,888
-------------------------------------------------------------
GBP               10,000       5,000        266      15,266
-------------------------------------------------------------
IP                36,379      13,000        461      49,840
-------------------------------------------------------------


7. CONCENTRATION OF RISK

      IEP and EMEP invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

      PTFMMP, MTFP and PTFP invest in debt instruments of municipal issuers. Although these Portfolios monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

      PTFMMP, MTFP and PTFP invest in securities that include revenue bonds and general obligation bonds.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                      This page intentionally left blank.

130 & 131   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



8. Shares issued and redeemed (000):


--------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:
                                                   TMMP                     GMMP                      MMP
--------------------------------------------------------------------------------------------------------------------

                                            05/01/02     05/01/01    05/01/02     05/01/01    05/01/02     05/01/01
                                         to 10/31/02* to 04/30/02 to 10/31/02* to 04/30/02 to 10/31/02* to 04/30/02
                                      --------------- ----------- ------------ ----------- ------------ -----------
SHARES ISSUED AND REDEEMED:

     Institutional Class Shares:
         Shares Issued                       342,130       466,051   1,342,681   1,809,961    1,283,892   2,527,316
                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     20            23          --          --          533       1,712
                                      ------------------------------------------------------------------------------
         Shares Redeemed                    (332,408)     (475,352) (1,472,941) (1,725,723)  (1,129,994) (2,184,923)
                                      ------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                        9,742        (9,278)   (130,260)     84,238      154,431     344,105
====================================================================================================================
     Class A Shares:

         Shares Issued                        11,374        30,179     100,309     154,038       66,669     123,836
                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     74           447          --          --+       1,392       7,648
                                      ------------------------------------------------------------------------------
         Shares Redeemed                     (10,906)      (29,821)    (82,085)   (194,408)     (97,392)   (169,143)
                                      ------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                542           805      18,224     (40,370)     (29,331)    (37,659)
====================================================================================================================
     Class B Shares:

         Shares Issued                            --            --          --          --           72          96
                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     --            --          --          --           --           3
                                      ------------------------------------------------------------------------------
         Shares Redeemed                          --            --          --          --          (13)        (48)
                                      ------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                 --            --          --          --           59          51
====================================================================================================================
     Institutional II Class Shares:

         Shares Issued                       236,262       507,157     768,104   1,045,057      698,083   2,294,308
                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                     --            --          --          --           --          --
                                      ------------------------------------------------------------------------------
         Shares Redeemed                    (197,605)     (463,193)   (705,961)   (948,855)    (763,566) (2,201,705)
                                      ------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                       38,657        43,964      62,143      96,202      (65,483)     92,603
====================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                       48,941        35,491     (49,893)    140,070       59,676     399,100
====================================================================================================================


-----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:
                                               TFMMP                       PTFMMP                       STTP
-----------------------------------------------------------------------------------------------------------------------

                                         05/01/02    05/01/01       05/01/02      05/01/01       05/01/02     05/01/01
                                      o 10/31/02* to 04/30/02    to 10/31/02*  to 04/30/02(1) to 10/31/02* to 04/30/02
                                      ----------- ------------   ------------  -------------- ------------ -----------
SHARES ISSUED AND REDEEMED:

     Institutional Class Shares:
         Shares Issued                     35,221      82,024         18,653       79,059          1,262        1,051
                                      ---------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                  --          --             --           --+             6           18
                                      ---------------------------------------------------------------------------------
         Shares Redeemed                  (23,145)    (74,801)       (27,429)     (55,008)          (290)        (996)
                                      ---------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                    12,076       7,223         (8,776)      24,051            978           73
=======================================================================================================================
     Class A Shares:

         Shares Issued                     10,413      25,344             --           --            345          198
                                      ---------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                 154         651             --           --             11           34
                                      ---------------------------------------------------------------------------------
         Shares Redeemed                  (18,287)    (15,121)            --           --           (166)        (291)
                                      ---------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                          (7,720)     10,874             --           --            190          (59)
=======================================================================================================================
     Class B Shares:

         Shares Issued                         --          --             --           --             --           --
                                      ---------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                  --          --             --           --             --           --
                                      ---------------------------------------------------------------------------------
         Shares Redeemed                       --          --                          --             --           --
                                      ---------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                              --          --             --           --             --           --
=======================================================================================================================
     Institutional II Class Shares:

         Shares Issued                     50,003      98,032          5,794        5,095             --           --
                                      ---------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                  --          --             --           --+            --           --
                                      ---------------------------------------------------------------------------------
         Shares Redeemed                  (35,769)   (109,667)        (5,515)      (3,027)            --           --
                                      ---------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                    14,234     (11,635)           279        2,068             --           --
=======================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                    18,590       6,462         (8,497)      26,119          1,168           14
=======================================================================================================================


-----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:
                                                STBP                     MTFP                      PTFP
-----------------------------------------------------------------------------------------------------------------

                                        05/01/02     05/01/01     05/01/02     05/01/01     05/01/02     05/01/01
                                     to 10/31/02* to 04/30/02  to 10/31/02* to 04/30/02  to 10/31/02* to 04/30/02
                                     ------------ -----------  ------------ -----------  ------------ -----------
SHARES ISSUED AND REDEEMED:

     Institutional Class Shares:
         Shares Issued                      866        1,858          303       1,385          386       1,135
                                      ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                50          150           21          45           10          22
                                      ---------------------------------------------------------------------------
         Shares Redeemed                 (1,557)      (2,361)        (288)       (845)        (844)     (1,641)
                                      ---------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                    (641)        (353)          36         585         (448)       (484)
=================================================================================================================
     Class A Shares:

         Shares Issued                       --           --          148       1,000           51          33
                                      ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                --           --           31          82            3           7
                                      ---------------------------------------------------------------------------
         Shares Redeemed                     --           --         (475)       (929)         (38)        (90)
                                      ---------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                            --           --         (296)        153           16         (50)
=================================================================================================================
     Class B Shares:

         Shares Issued                       --           --           14          60           20           9
                                      ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                --           --            1           2           --           1
                                      ---------------------------------------------------------------------------
         Shares Redeemed                     --           --           --         (12)          (3)         (1)
                                      ---------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                            --           --           15          50           17           9
=================================================================================================================
     Institutional II Class Shares:

         Shares Issued                       --           --           --          --           --          --
                                      ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                --           --           --          --           --          --
                                      ---------------------------------------------------------------------------
         Shares Redeemed                     --           --           --          --           --          --
                                      ---------------------------------------------------------------------------
     TOTAL INSTITUTIONAL II CLASS
     SHARE TRANSACTIONS                      --           --           --          --           --          --
=================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                    (641)        (353)        (245)        788         (415)       (525)
=================================================================================================================

 *  Unaudited.
 +  Amount rounds to less than one thousand.
(1) Commenced operations on May 1, 2001.






OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

132 & 133   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:             IFIP                        GBP                          IP
------------------------------------------------------------------------------------------------------------------------------------

                                                     05/01/02      05/01/01      05/01/02      05/01/01      05/01/02      05/01/01
                                                  to 10/31/02*  to 04/30/02   to 10/31/02*  to 04/30/02   to 10/31/02*  to 04/30/02
                                                  ------------  -----------   ------------  -----------   ------------  -----------
Shares Issued and Redeemed:

     Institutional Class Shares:
         Shares Issued                                   767         2,169           558         1,250         2,235         3,719
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions      48           140            47           155           262         1,144
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                              (1,663)       (2,230)       (1,151)       (4,188)       (3,946)      (15,914)
                                                   ---------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                 (848)           79          (546)       (2,783)       (1,449)      (11,051)
====================================================================================================================================
     Class A Shares:

         Shares Issued                                    --            --           392           230           310           478
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions      --            --             6            14            18            45
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                  --            --          (355)         (127)         (262)         (287)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                         --            --            43           117            66           236
====================================================================================================================================
     Class B Shares:

         Shares Issued                                    --            --            --            --            44            75
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions      --            --            --            --             2             4
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                  --            --            --            --           (13)           (8)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                         --            --            --            --            33            71
====================================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                 (848)           79          (503)       (2,666)       (1,350)      (10,744)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:               BP                         EIP                        VEP
------------------------------------------------------------------------------------------------------------------------------------

                                                       05/01/02      05/01/01      05/01/02     05/01/01      05/01/02     05/01/01
                                                    to 10/31/02*  to 04/30/02   to 10/31/02* to 04/30/02   to 10/31/02* to 04/30/02
                                                    ------------  -----------   ------------ -----------   ------------ -----------
Shares Issued and Redeemed:

     Institutional Class Shares:
         Shares Issued                                     828         1,235           674          814          1,465        2,671
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions       194           397             2           35             30        1,525
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                (1,792)       (3,165)         (455)        (793)        (2,871)      (5,676)
                                                   ---------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                   (770)       (1,533)          221           56         (1,376)      (1,480)
====================================================================================================================================
     Class A Shares:

         Shares Issued                                      96           500           119          214             61          161
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions        25            57             3            8              1           38
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                  (377)         (532)          (95)         (93)          (149)        (180)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                         (256)           25            27          129            (87)          19
====================================================================================================================================
     Class B Shares:

         Shares Issued                                      47           178            --           --             15           45
                                                   ---------------------------------------------------------------------------------
         Shares Issued in Lieu of Cash Distributions         5            12            --           --             --            8
                                                   ---------------------------------------------------------------------------------
         Shares Redeemed                                  (127)         (134)           --           --            (15)          (7)
                                                   ---------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                          (75)           56            --           --             --           46
====================================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                 (1,101)       (1,452)          248          185         (1,463)      (1,415)
====================================================================================================================================


-----------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:             EIDP                      BCEP
-----------------------------------------------------------------------------------------------------

                                                      05/01/02     05/01/01     05/01/02     05/01/01
                                                   to 10/31/02* to 04/30/02  to 10/31/02* to 04/30/02
                                                   ------------ -----------  ------------ -----------
Shares Issued and Redeemed:

     Institutional Class Shares:
         Shares Issued                                   1,918        2,868          962       3,087
                                                   --------------------------------------------------
         Shares Issued in Lieu of Cash Distribution         55           83           12          11
                                                   --------------------------------------------------
         Shares Redeemed                                (1,319)      (1,987)      (1,249)     (1,921)
                                                   --------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                    654          964         (275)      1,177
=====================================================================================================
     Class A Shares:

         Shares Issued                                      65          107          109         585
                                                   --------------------------------------------------
         Shares Issued in Lieu of Cash Distribution          3            5            1           4
                                                   --------------------------------------------------
         Shares Redeemed                                   (71)        (144)        (425)       (666)
                                                   --------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                           (3)         (32)        (315)        (77)
=====================================================================================================
     Class B Shares:

         Shares Issued                                      --           --           31         140
                                                   --------------------------------------------------
         Shares Issued in Lieu of Cash Distribution         --           --           --          --
                                                   --------------------------------------------------
         Shares Redeemed                                    --           --          (87)        (72)
                                                   --------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                           --           --          (56)         68
=====================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                    651          932         (646)      1,168
=====================================================================================================

 * Unaudited.






OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

134 & 135   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                  CGP                                         MCEP
------------------------------------------------------------------------------------------------------------------------------------

                                                        05/01/02           05/01/01                05/01/02              05/01/01
                                                     to 10/31/02*       to 04/30/02             to 10/31/02*          to 04/30/02
                                                     ------------       -----------             ------------          -----------
SHARES ISSUED AND REDEEMED:

     Institutional Class Shares:
           Shares Issued                                  836                2,647                     295                 1,731
                                                      ------------------------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions     --                   --                       2                    --
                                                      ------------------------------------------------------------------------------
           Shares Redeemed                             (1,405)              (1,972)                   (339)               (1,816)
                                                      ------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                  (569)                 675                     (42)                  (85)
====================================================================================================================================
     Class A Shares:

           Shares Issued                                   43                  544                      87                   280
                                                      ------------------------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions     --                   --                      --                    --
                                                      ------------------------------------------------------------------------------
           Shares Redeemed                               (330)                (499)                    (66)                 (147)
                                                      ------------------------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                        (287)                  45                      21                   133
====================================================================================================================================
     Class B Shares:

           Shares Issued                                   17                  128                      --                    --
                                                      ------------------------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions     --                   --                      --                    --
                                                      ------------------------------------------------------------------------------
           Shares Redeemed                                (86)                (100)                     --                    --
                                                      ------------------------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                         (69)                  28                      --                    --
====================================================================================================================================
     Class C Shares:

           Shares Issued                                   --                   --                      --                    --
                                                      ------------------------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions     --                   --                      --                    --
                                                      ------------------------------------------------------------------------------
           Shares Redeemed                                 --                   --                      --                    --
                                                      ------------------------------------------------------------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                          --                   --                      --                    --
====================================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                  (925)                 748                     (21)                   48
====================================================================================================================================



----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                  SCEP                               IEP
----------------------------------------------------------------------------------------------------------------------

                                                          05/01/02        05/01/01          05/01/02        05/01/01
                                                       to 10/31/02*    to 04/30/02       to 10/31/02*    to 04/30/02
                                                       ------------    -----------       ------------    -----------
SHARES ISSUED AND REDEEMED:

     Institutional Class Shares:
           Shares Issued                                    1,106           2,386             1,449             527
                                                      ----------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions         --               1                --               4
                                                      ----------------------------------------------------------------
           Shares Redeemed                                   (605)         (2,736)           (1,299)         (1,049)
                                                      ----------------------------------------------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                       501            (349)              150            (518)
======================================================================================================================
     Class A Shares:

           Shares Issued                                      692           1,171             1,844             240
                                                      ----------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions         --              --                --               1
                                                      ----------------------------------------------------------------
           Shares Redeemed                                   (582)           (799)           (1,956)           (376)
                                                      ----------------------------------------------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                             110             372              (112)           (135)
======================================================================================================================
     Class B Shares:

           Shares Issued                                       77              41                --              --
                                                      ----------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions         --              --                --              --
                                                      ----------------------------------------------------------------
           Shares Redeemed                                     (6)             (1)               --              --
                                                      ----------------------------------------------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                              71              40                --              --
======================================================================================================================
     Class C Shares:

           Shares Issued                                       --+             --                --              --
                                                      ----------------------------------------------------------------
           Shares Issued in Lieu of Cash Distributions         --              --                --              --
                                                      ----------------------------------------------------------------
           Shares Redeemed                                     --              --                --              --
                                                      ----------------------------------------------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                             --+              --                --              --
======================================================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                       682              63                38            (653)
======================================================================================================================



---------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED) OR THE FISCAL YEAR ENDED APRIL 30, 2002 (AUDITED)
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:                EMEP
--------------------------------------------------------------------------------------------------

                                                        05/01/02        05/01/01
                                                     to 10/31/02*    to 04/30/02
                                                     ------------    -----------
SHARES ISSUED AND REDEEMED:
     Institutional Class Shares:

           Shares Issued                                     --              --
                                                      --------------------------
           Shares Issued in Lieu of Cash Distributions       --              --
                                                      --------------------------
           Shares Redeemed                                   --              --
                                                      --------------------------
     TOTAL INSTITUTIONAL CLASS
     SHARE TRANSACTIONS                                      --              --
================================================================================
     Class A Shares:

           Shares Issued                                    137             265
                                                      --------------------------
           Shares Issued in Lieu of Cash Distributions       --               3
                                                      --------------------------
           Shares Redeemed                                 (194)           (428)
                                                      --------------------------
     TOTAL CLASS A SHARE
     TRANSACTIONS                                           (57)           (160)
================================================================================
     Class B Shares:

           Shares Issued                                     --              --
                                                      --------------------------
           Shares Issued in Lieu of Cash Distributions       --              --
                                                      --------------------------
           Shares Redeemed                                   --              --
                                                      --------------------------
     TOTAL CLASS B SHARE
     TRANSACTIONS                                            --              --
================================================================================
     Class C Shares:

           Shares Issued                                     --              --
                                                      --------------------------
           Shares Issued in Lieu of Cash Distributions       --              --
                                                      --------------------------
           Shares Redeemed                                   --              --
                                                      --------------------------
     TOTAL CLASS C SHARE
     TRANSACTIONS                                            --              --
================================================================================
     NET INCREASE (DECREASE) IN
     SHARE TRANSACTIONS                                     (57)           (160)
================================================================================

+ Amount rounds to less than one thousand.





OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

136   SUPPLEMENTARY INFORMATION (UNAUDITED)


For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

For the tax year ended October 31, 2002, each Portfolio is designating the following items with regard to distribution paid during the year.


--------------------------------------------------------------------------------------------------------------
                  LONG-TERM          TAX EXEMPT           ORDINARY
                CAPITAL GAIN           INCOME              INCOME
                DISTRIBUTION       DISTRIBUTION        DISTRIBUTION                           QUALIFYING
PORTFOLIO        (TAX BASIS)         (TAX BASIS)         (TAX BASIS)          TOTAL           DIVIDENDS (1)
--------------------------------------------------------------------------------------------------------------
TMMP                 0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
GMMP                 0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
MMP                  0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
TFMMP                0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
PTFMMP               0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
STTP                 0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
MTFP                 0%                 100%                  0%              100%                  0%
--------------------------------------------------------------------------------------------------------------
PTFP                 0%                 100%                  0%              100%                  0%
--------------------------------------------------------------------------------------------------------------
IFIP                 1%                   0%                 99%              100%                  0%
--------------------------------------------------------------------------------------------------------------
IP                   4%                   0%                 96%              100%                  0%
--------------------------------------------------------------------------------------------------------------
BP                   0%                   0%                100%              100%                 25%
--------------------------------------------------------------------------------------------------------------
EIP                 23%                   0%                 77%              100%                100%
--------------------------------------------------------------------------------------------------------------
EIDP                 0%                   0%                100%              100%                100%
--------------------------------------------------------------------------------------------------------------
BCEP                 0%                   0%                100%              100%                100%
--------------------------------------------------------------------------------------------------------------
CGP                  0%                   0%                  0%                0%                  0%
--------------------------------------------------------------------------------------------------------------
MCEP                 0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
SCEP                 0%                   0%                100%              100%                  0%
--------------------------------------------------------------------------------------------------------------
EMEP                 0%                   0%                  0%                0%                  0%
--------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent those dividends that qualify for the corporate dividends received deduction.


                                           OCTOBER 31, 2002 / SEMI ANNUAL REPORT

                              INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                             INVESTMENT SUBADVISORS
                         AIB Investment Managers Limited
                                 Dublin, Ireland

                      Govett Investment Management Limited
                                 London, England

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                               Sir Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Richard B. Seidel

                                  ADMINISTRATOR
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

[ARK FUNDS LOGO OMITTED]

100 E. PRATT STREET, 15TH FLOOR | Mail Code 104-410 | BALTIMORE, MD 21202

We are pleased to send you this Semi Annual Report for the period ended October 31, 2002. The report contains important information about your investments in ARK Funds. Because we are sending a report to each person listed as a shareholder, you (or your household) may receive more than one report.

This material must be preceded or accompanied by a current prospectus. ARK-SA-001-1202

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